Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.6%)
California (97.8%):
Abag Finance Authority for Nonprofit Corps. Revenue , 4 .20% , 12/1/30 , Continuously Callable
@100 (a) ......................................................... $ 1,125 $ 1,125
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series
A , 5 .00% , 7/1/39 , Continuously Callable @100 ............................. 2,000 2,068
Alameda Corridor Transportation Authority Revenue , Series A , 0.00% , 10/1/50 , Continuously
Callable @100 (b) ................................................... 1,250 674
Alameda County IDA Revenue (LOC - Comerica Bank, N.A.) , Series A , 4 .20% , 12/1/40 ,
Callable 9/1/24 @ 100 (a) ............................................. 960 960
Albany Unified School District, GO
Series B , 5 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,000 2,044
Series B , 4 .00% , 8/1/46 , Continuously Callable @100 ......................... 1,500 1,451
Bay Area Toll Authority Revenue , Series A , 4 .61% ( MUNIPSA + 125 bps ) , 4/1/36 , (Put Date
4/1/27) (c) (d) ...................................................... 15,000 14,943
Burbank Unified School District, GO
4 .30% , 8/1/33 , Continuously Callable @100 ............................... 3,085 3,206
4 .35% , 8/1/34 , Continuously Callable @100 ............................... 3,000 3,115
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue , Series B , 4 .50% ,
7/1/54 , Continuously Callable @100 ..................................... 1,000 982
California Community Housing Agency Revenue , Series A , 5 .00% , 8/1/50 , Continuously
Callable @100 (e) ................................................... 2,000 1,879
California County Tobacco Securitization Agency Revenue
4 .00% , 6/1/49 , Continuously Callable @100 ............................... 500 453
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 500 469
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 1,000 928
California Educational Facilities Authority Revenue
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 2,000 2,068
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 2,000 2,057
Series A , 5 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,000 1,008
Series A , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,500 5,485
Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ........................ 500 512
California Enterprise Development Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 1,900 1,830
4 .00% , 11/1/50 , Continuously Callable @100 ............................... 680 652
California Health Facilities Financing Authority Revenue
5 .25% , 12/1/44 , Continuously Callable @100 ............................... 1,300 1,408
Series A , 4 .00% , 3/1/39 , Continuously Callable @100 ......................... 7,375 7,278
Series A , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,100 2,101
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,800 1,715
Series A , 5 .00% , 8/15/47 , Continuously Callable @100 ........................ 2,900 2,935
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 10,000 9,023
Series A , 4 .00% , 4/1/49 , Continuously Callable @100 ......................... 1,700 1,597
Series A , 4 .00% , 8/15/50 , Continuously Callable @100 ........................ 2,000 1,930
Series B , 4 .00% , 11/15/41 , Continuously Callable @100 ....................... 14,000 14,019
Series B , 5 .25% , 11/15/53 , Continuously Callable @100 ....................... 1,000 1,064
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,050 1,056
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 2,300 2,314
California Infrastructure & Economic Development Bank Revenue
4 .00% , 7/1/50 , Continuously Callable @100 ............................... 4,000 3,926
Series B , 5 .00% , 11/1/57 , Continuously Callable @100 ........................ 1,300 1,337
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty
Corp.)
Series A , 5 .25% , 11/1/36 , Continuously Callable @100 ........................ 1,000 1,117
Series A , 5 .25% , 11/1/52 , Continuously Callable @100 ........................ 500 534
California Municipal Finance Authority Revenue
5 .00% , 6/1/43 , Continuously Callable @100 ............................... 2,500 2,615
5 .50% , 5/1/44 , Continuously Callable @100 (e) ............................. 290 291
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 6,500 6,032
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 965 860
5 .75% , 5/1/54 , Continuously Callable @100 (e) ............................. 710 713

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5 .88% , 5/1/59 , Continuously Callable @100 (e) ............................. $ 305 $ 307
Series A , 5 .00% , 2/1/37 , Continuously Callable @100 ......................... 750 761
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 2,000 1,885
Series A , 5 .00% , 2/1/47 , Continuously Callable @100 ......................... 2,000 2,010
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 970
Series A , 5 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 976
Series A , 4 .00% , 11/15/52 , Continuously Callable @103 ....................... 750 566
Series A , 4 .00% , 11/15/56 , Continuously Callable @103 ....................... 1,100 811
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4 .13% , 5/15/39 , Continuously Callable @100 ............................... 1,900 1,907
4 .13% , 5/15/46 , Continuously Callable @100 ............................... 2,100 2,086
Series B , 5 .00% , 5/15/47 , Continuously Callable @102 ........................ 2,500 2,538
California Pollution Control Financing Authority Revenue
5 .00% , 11/21/45 , Continuously Callable @100 (e) ............................ 7,470 7,539
Series B , 2 .80% , 3/1/42 (a) ............................................ 900 900
California Public Finance Authority Revenue
5 .00% , 10/15/37 , Continuously Callable @100 .............................. 1,000 998
5 .00% , 10/15/47 , Continuously Callable @100 .............................. 3,000 2,898
California School Finance Authority Revenue
5 .00% , 8/1/41 , Continuously Callable @100 (e) ............................. 1,600 1,605
5 .00% , 8/1/41 , Pre-refunded  8/1/25 @ 100 (e) .............................. 150 153
5 .00% , 8/1/42 , Continuously Callable @100 (e) ............................. 1,000 1,007
5 .00% , 8/1/46 , Continuously Callable @100 (e) ............................. 2,050 2,054
5 .00% , 8/1/46 , Pre-refunded  8/1/25 @ 100 (e) .............................. 200 204
5 .00% , 8/1/52 , Continuously Callable @100 (e) ............................. 1,000 1,000
5 .00% , 6/1/54 , Continuously Callable @100 (e) ............................. 650 630
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (e) ....................... 1,370 1,371
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (e) ....................... 3,150 3,162
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 2,750 2,763
5 .00% , 10/1/46 , Continuously Callable @100 ............................... 2,750 2,760
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,995 2,063
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 4,000 4,144
Series A , 5 .00% , 5/15/25 ............................................. 2,180 2,196
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,500 1,395
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 2,000 2,009
Series A , 4 .00% , 8/15/51 , Continuously Callable @100 ........................ 3,000 2,658
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,000 1,008
Series A , 5 .00% , 12/1/57 , Continuously Callable @100 ........................ 2,500 2,519
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty
Corp.) , Series A , 5 .25% , 8/15/52 , Continuously Callable @100 .................. 1,000 1,063
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 4 .00% , 11/1/46 , Continuously
Callable @100 ..................................................... 4,000 3,886
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/50 , Continuously Callable @100 ......................... 9,500 9,120
Chino Valley Unified School District, GO , Series B , 4 .00% , 8/1/45 , Continuously Callable
@100 ........................................................... 1,000 988
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax , Series
A , 5 .00% , 9/1/52 , Continuously Callable @100 ............................. 750 758
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax , 4 .00% ,
9/1/52 , Callable 9/1/28 @ 103 (e) ........................................ 1,750 1,445
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A , 5 .00% , 9/1/52 , Continuously Callable @100 (e) ....................... 1,250 1,138
Series B , 5 .00% , 9/1/52 , Continuously Callable @100 (e) ....................... 640 583
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 5/1/43 , Continuously Callable @100 ............................... 1,300 1,324
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
5/1/47 , Continuously Callable @100 ..................................... 2,000 2,046
City of Los Angeles Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-8107 , 3 .00% , 10/1/58 ,
Continuously Callable @100 (a) (e) ....................................... 400 400

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
City of Sacramento Special Tax , 5 .38% , 9/1/52 , Continuously Callable @103 (e) .......... $ 2,000 $ 2,075
City of San Mateo Special Tax (INS - Build America Mutual Assurance Co.) , Series 2008-1 ,
5 .25% , 9/1/44 , Continuously Callable @100 ............................... 4,000 4,360
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 11/15/41 , Continuously Callable @100 .............................. 5,710 5,714
4 .00% , 11/15/44 , Continuously Callable @100 .............................. 5,000 4,944
City of Upland Certificate of Participation
4 .00% , 1/1/42 , Continuously Callable @100 ............................... 3,000 2,659
5 .00% , 1/1/47 , Continuously Callable @100 ............................... 2,000 2,008
County of Sacramento Airport System Revenue , Series B , 5 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... 1,100 1,116
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.) , 5 .00% ,
9/1/38 , Continuously Callable @100 ..................................... 1,500 1,518
Foothill-Eastern Transportation Corridor Agency Revenue , Series B-2 , 3 .50% , 1/15/53 ,
Continuously Callable @100 ........................................... 1,500 1,239
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34 (f) ........................................................ 15,000 10,176
1/15/35 (f) ........................................................ 7,500 4,882
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 4 .00% , 4/1/46 , Continuously Callable @100 ......................... 1,225 1,205
Golden State Tobacco Securitization Corp. Revenue , Series B , 5 .00% , 6/1/51 , Continuously
Callable @100 ..................................................... 1,000 1,032
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.) , 5 .00% , 8/1/45 ,
Continuously Callable @100 ........................................... 2,400 2,448
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series A ,
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 3,000 3,138
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/31 ,
Continuously Callable @100 ........................................... 2,940 2,942
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series A ,
4 .00% , 8/1/46 , Continuously Callable @100 ............................... 3,550 3,465
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 8/1/38 , Continuously Callable @100 ......................... 750 766
Series C , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 450 451
Series C , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 450 447
Irvine Unified School District Special Tax
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,015 980
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 2,990 3,075
Series B , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,027
Series B , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 995 1,020
Series C , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,009
Series C , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 520 526
Series D , 5 .00% , 9/1/49 , Continuously Callable @100 ........................ 995 1,018
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,790 1,740
Series A , 5 .00% , 9/1/56 , Continuously Callable @100 ......................... 5,970 6,103
Jurupa Public Financing Authority Special Tax , Series A , 5 .00% , 9/1/42 , Continuously Callable
@100 ........................................................... 1,000 1,001
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/52 , Continuously Callable
@100 ........................................................... 1,500 1,481
Long Beach Bond Finance Authority Revenue , Series A , 5 .00% , 11/15/35 .............. 3,875 4,075
Los Angeles County Public Works Financing Authority Revenue
Series A , 5 .00% , 12/1/44 , Continuously Callable @100 ........................ 2,000 2,009
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 6,000 6,077
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/41 , Continuously Callable @100 5,790 5,608
Middle Fork Project Finance Authority Revenue , 5 .00% , 4/1/33 , Continuously Callable @100 2,205 2,281
Monrovia Financing Authority Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 ..... 3,435 3,478
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
12/1/45 , Continuously Callable @100 .................................... 2,345 2,370
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
B , 5 .00% , 8/1/47 , Continuously Callable @100 ............................. 6,500 6,764

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual
Assurance Co.) , Series B , 5 .00% , 8/1/48 , Continuously Callable @100 ............. $ 3,315 $ 3,376
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 5,000 5,003
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 3,500 3,501
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series C , 8/1/30 (f) .................................................. 7,500 6,079
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 8/1/31 (f) ....... 12,230 9,216
Palomar Health, GO (INS - National Public Finance Guarantee Corp.) , Series A , 8/1/26 (f) ... 5,500 5,006
Perris Union High School District, GO (INS - Assured Guaranty Corp.) , Series A , 4 .00% ,
9/1/48 , Continuously Callable @100 ..................................... 5,000 4,874
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 9/1/29 , Continuously Callable @100 ........... 2,000 2,054
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series F ,
5 .00% , 8/1/39 , Continuously Callable @100 ............................... 1,500 1,502
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.) , 4 .00% ,
9/1/50 , Continuously Callable @100 ..................................... 4,750 4,385
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center) , Series O-1 , 2 .45% , 5/15/45 , Callable 7/1/24 @ 100 (a) .. 1,890 1,890
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 2,800 2,757
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.) , Series
A-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............................ 1,500 1,612
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.) , Series 2016-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............... 2,000 2,170
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual
Assurance Co.)
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,234
Series A , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,625 1,590
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ...... 2,000 1,956
Riverside County Transportation Commission Revenue , Series B1 , 4 .00% , 6/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,898
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/41 , Continuously Callable @100 ......................... 2,000 2,035
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/44 , Continuously Callable @100 ................... 2,000 2,004
San Bruno Park School District, GO , Series A , 5 .00% , 8/1/48 , Continuously Callable @100 .. 3,000 3,057
San Diego County Regional Airport Authority Revenue
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,500 1,542
Series A , 5 .00% , 7/1/49 , Continuously Callable @100 ......................... 2,000 2,088
San Diego Public Facilities Financing Authority Revenue , Series A , 5 .00% , 10/15/44 ,
Continuously Callable @100 ........................................... 2,500 2,524
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 5 .25% , 5/1/49 , Continuously Callable @100 .................... 1,000 1,067
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series
B , 5 .00% , 8/1/43 , Continuously Callable @100 ............................. 2,750 2,880
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series A , 5 .00% , 2/1/38 , Continuously Callable @100 ....... 5,000 5,027
Santa Clarita Community College District, GO , 4 .00% , 8/1/46 , Continuously Callable @100 . 5,250 5,045
Santa Cruz County Redevelopment Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ........... 6,000 6,071
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,000 1,021
State of California, GO
5 .00% , 10/1/47 , Continuously Callable @100 ............................... 19,000 19,294
5 .00% , 9/1/52 , Continuously Callable @100 ............................... 1,000 1,075
Stockton Public Financing Authority Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 920 819
5 .00% , 3/1/47 , Continuously Callable @100 ............................... 4,385 4,215
Sweetwater Union High School District, GO , Series 2018-A1 , 5 .00% , 8/1/52 , Continuously
Callable @100 ..................................................... 1,000 1,073

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America
Mutual Assurance Co.) , 4 .00% , 6/1/43 , Continuously Callable @100 .............. $ 1,000 $ 1,002
Temecula Valley Unified School District Financing Authority Special Tax (INS - Build
America Mutual Assurance Co.) , 5 .00% , 9/1/40 , Continuously Callable @100 ....... 1,575 1,585
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/45 , Continuously Callable @100 ......................... 7,500 7,375
Tobacco Securitization Authority of Southern California Revenue
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 790 792
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 2,175 2,221
Transbay Joint Powers Authority Tax Allocation , Series A , 5 .00% , 10/1/49 , Continuously
Callable @100 ..................................................... 800 826
University of California Revenue , Series AL-2 , 2 .50% , 5/15/48 , Callable 7/1/24 @ 100 (a) ... 3,600 3,600
Vacaville Unified School District, GO , Series D , 4 .00% , 8/1/45 , Continuously Callable @100 1,850 1,807
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual
Assurance Co.)
Series A , 5 .00% , 8/1/34 , Continuously Callable @100 ......................... 1,105 1,115
Series A , 5 .00% , 8/1/35 , Continuously Callable @100 ......................... 1,530 1,543
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 4,475 4,406
Val Verde Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series B ,
5 .00% , 8/1/44 , Pre-refunded  8/1/25 @ 100 ................................ 4,000 4,076
Washington Township Health Care District Revenue
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 ......................... 1,500 1,584
Washington Township Health Care District, GO
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,280 3,054
Series B , 4 .50% , 8/1/53 , Continuously Callable @100 ......................... 750 751
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4 .00% , 8/1/41 , Continuously Callable @100 .................. 6,000 5,917
469,200
Guam (1.2%):
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 2,800 2,827
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 2,635 2,719
5,546
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/33 , Continuously Callable
@100 (e) ......................................................... 3,000 2,905
Total Municipal Bonds (Cost $488,431)
a
a
a
477,651
Total Investments (Cost $488,431) — 99.6% 477,651
Other assets in excess of liabilities — 0.4% 1,906
NET ASSETS - 100.00% $ 479,557
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(c) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2024.
(d) Put Bond.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was $30,461
(thousands) and amounted to 6.4% of net assets.
(f) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (38.7%)
Communication Services (3.8%):
Alphabet, Inc., Class C(a) ................................................. 47,666 $ 8,292
AMC Networks, Inc., Class A(a) ............................................ 2,043 35
Comcast Corp., Class A .................................................. 16,906 677
IDT Corp., Class B ...................................................... 2,602 105
Meta Platforms, Inc., Class A .............................................. 10,961 5,117
Shutterstock, Inc. ....................................................... 1,989 81
TEGNA, Inc. .......................................................... 8,900 133
Thryv Holdings, Inc.(a) .................................................. 3,129 66
Yelp, Inc.(a) ........................................................... 3,453 128
Ziff Davis, Inc.(a) ....................................................... 1,325 76
ZipRecruiter, Inc.(a) ..................................................... 6,731 68
14,778
Consumer Discretionary (3.5%):
Abercrombie & Fitch Co.(a) ............................................... 1,136 196
Academy Sports & Outdoors, Inc. ........................................... 1,473 85
Asbury Automotive Group, Inc.(a) ........................................... 650 153
AutoNation, Inc.(a) ..................................................... 76 13
AutoZone, Inc.(a) ....................................................... 317 878
Best Buy Co., Inc. ...................................................... 4,030 342
Booking Holdings, Inc. ................................................... 185 699
Cavco Industries, Inc.(a) .................................................. 346 124
Chegg, Inc.(a) ......................................................... 14,515 56
D.R. Horton, Inc. ....................................................... 4,430 655
Deckers Outdoor Corp.(a) ................................................. 634 694
Designer Brands, Inc., Class A ............................................. 5,013 50
Dick's Sporting Goods, Inc. ................................................ 3,144 716
Expedia Group, Inc.(a) ................................................... 4,363 492
General Motors Co. ..................................................... 17,723 797
G-III Apparel Group Ltd.(a) ............................................... 3,999 120
Hovnanian Enterprises, Inc., Class A(a) ....................................... 652 94
Installed Building Products, Inc. ............................................ 583 123
KB Home ............................................................ 2,247 159
Kontoor Brands, Inc. .................................................... 1,983 145
LCI Industries ......................................................... 857 94
Lennar Corp., Class A .................................................... 4,112 659
M/I Homes, Inc.(a) ...................................................... 1,086 136
Murphy USA, Inc. ...................................................... 850 373
NVR, Inc.(a) .......................................................... 96 737
O'Reilly Automotive, Inc.(a) ............................................... 896 863
Papa John's International, Inc. .............................................. 2,270 105
Perdoceo Education Corp. ................................................. 1,912 43
PulteGroup, Inc. ........................................................ 7,062 829
Ralph Lauren Corp. ..................................................... 3,498 654
Signet Jewelers Ltd. ..................................................... 1,450 159
Smith & Wesson Brands, Inc. .............................................. 4,077 68
Steven Madden Ltd. ..................................................... 3,201 142
Taylor Morrison Home Corp.(a) ............................................ 3,128 181
The Buckle, Inc. ........................................................ 2,944 113
The ODP Corp.(a) ...................................................... 1,480 58
Toll Brothers, Inc. ...................................................... 6,748 821
TopBuild Corp.(a) ...................................................... 1,572 657
Tri Pointe Homes, Inc.(a) ................................................. 3,778 146
Winmark Corp. ........................................................ 246 88
Winnebago Industries, Inc. ................................................ 1,905 118
13,635
Consumer Staples (2.3%):
Altria Group, Inc. ....................................................... 22,360 1,034
Coca-Cola Consolidated, Inc. .............................................. 131 128
Colgate-Palmolive Co. ................................................... 8,414 782

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Costco Wholesale Corp. .................................................. 1,494 $ 1,210
Ingles Markets, Inc., Class A ............................................... 1,513 111
Kimberly-Clark Corp. .................................................... 4,824 643
Philip Morris International, Inc. ............................................. 8,685 880
Sysco Corp. ........................................................... 7,648 557
Target Corp. .......................................................... 4,313 674
The Andersons, Inc. ..................................................... 1,521 80
The Kroger Co. ........................................................ 13,914 729
The Procter & Gamble Co. ................................................ 6,235 1,026
USANA Health Sciences, Inc.(a) ............................................ 1,380 66
Vector Group Ltd. ...................................................... 5,054 55
Walmart, Inc. .......................................................... 17,252 1,134
9,109
Energy (2.0%):
Berry Corp. ........................................................... 4,422 31
California Resources Corp. ................................................ 2,616 124
Chord Energy Corp. ..................................................... 919 170
Civitas Resources, Inc. ................................................... 2,315 170
ConocoPhillips ........................................................ 7,346 856
CONSOL Energy, Inc.(a) ................................................. 1,524 158
Crescent Energy Co., Class A .............................................. 6,044 76
Devon Energy Corp. ..................................................... 6,074 298
Diamondback Energy, Inc. ................................................ 4,092 815
EOG Resources, Inc. .................................................... 3,849 479
Exxon Mobil Corp. ..................................................... 8,720 1,022
HF Sinclair Corp. ....................................................... 4,706 260
Liberty Energy, Inc. ..................................................... 6,217 153
Magnolia Oil & Gas Corp., Class A .......................................... 3,977 103
Marathon Oil Corp. ..................................................... 10,874 315
Matador Resources Co. ................................................... 1,474 94
Murphy Oil Corp. ...................................................... 3,889 166
Ovintiv, Inc. .......................................................... 9,293 480
Par Pacific Holdings, Inc.(a) ............................................... 3,759 102
PBF Energy, Inc., Class A ................................................. 2,906 135
Peabody Energy Corp. ................................................... 5,657 140
Phillips 66 ............................................................ 4,692 667
REX American Resources Corp.(a) .......................................... 957 48
SilverBow Resources, Inc.(a) .............................................. 1,829 72
SM Energy Co. ........................................................ 1,676 85
Teekay Corp.(a) ........................................................ 5,011 49
Valero Energy Corp. ..................................................... 3,778 594
Vital Energy, Inc.(a) ..................................................... 1,530 75
7,737
Financials (5.0%):
American Express Co. ................................................... 3,656 877
American International Group, Inc. .......................................... 12,517 987
Ameriprise Financial, Inc. ................................................. 2,265 989
Apollo Commercial Real Estate Finance, Inc. ................................... 7,669 78
Apollo Global Management, Inc. ............................................ 5,157 599
Artisan Partners Asset Management, Inc., Class A ................................ 2,842 125
Bread Financial Holdings, Inc. ............................................. 3,385 141
Capital One Financial Corp. ............................................... 3,081 424
Cathay General Bancorp .................................................. 2,800 103
CNO Financial Group, Inc. ................................................ 4,671 134
Corebridge Financial, Inc. ................................................. 20,231 590
Customers Bancorp, Inc.(a) ................................................ 1,682 76
Donnelley Financial Solutions, Inc.(a) ........................................ 1,434 87
East West Bancorp, Inc. .................................................. 5,150 382
Enova International, Inc.(a) ................................................ 2,668 165
Essent Group Ltd. ...................................................... 2,923 166
Evercore, Inc. ......................................................... 1,357 275

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Everest Group Ltd. ...................................................... 1,963 $ 767
Fidelity National Financial, Inc. ............................................ 6,161 310
Fifth Third Bancorp ..................................................... 11,153 417
First Bancorp .......................................................... 8,107 144
Genworth Financial, Inc.(a) ................................................ 22,857 144
Hancock Whitney Corp. .................................................. 2,207 103
Hope Bancorp, Inc. ..................................................... 6,804 72
Interactive Brokers Group, Inc. ............................................. 2,994 376
International Bancshares Corp. ............................................. 3,067 174
Jackson Financial, Inc., Class A ............................................. 2,132 162
JPMorgan Chase & Co. .................................................. 12,482 2,529
Lakeland Financial Corp. ................................................. 1,414 88
Moelis & Co., Class A ................................................... 2,482 141
Mr. Cooper Group, Inc.(a) ................................................. 1,773 148
OFG Bancorp ......................................................... 4,019 149
PennyMac Financial Services, Inc. .......................................... 1,352 123
Piper Sandler Cos. ...................................................... 495 105
Preferred Bank ......................................................... 1,571 117
PROG Holdings, Inc. .................................................... 2,979 113
Prudential Financial, Inc. ................................................. 5,408 651
Regions Financial Corp. .................................................. 16,727 324
Skyward Specialty Insurance Group, Inc.(a) .................................... 3,100 116
Stewart Information Services Corp. .......................................... 1,454 92
Synchrony Financial ..................................................... 16,013 701
T. Rowe Price Group, Inc. ................................................. 3,431 404
The Allstate Corp. ...................................................... 4,703 788
The Bancorp, Inc.(a) ..................................................... 3,612 121
The Bank of New York Mellon Corp. ......................................... 5,791 345
The Bank of NT Butterfield & Son Ltd. ....................................... 2,094 71
The Hartford Financial Services Group, Inc. .................................... 4,116 426
UMB Financial Corp. .................................................... 1,291 106
Valley National Bancorp .................................................. 17,070 122
Veritex Holdings, Inc. .................................................... 4,206 86
Visa, Inc., Class A ...................................................... 2,392 652
W.R. Berkley Corp. ..................................................... 7,783 631
Wells Fargo & Co. ...................................................... 20,991 1,258
Westamerica Bancorp .................................................... 1,459 71
19,345
Health Care (4.4%):
AbbVie, Inc. .......................................................... 9,873 1,592
ACADIA Pharmaceuticals, Inc.(a) ........................................... 4,594 69
Alector, Inc.(a) ......................................................... 12,219 60
Alkermes PLC(a) ....................................................... 4,108 96
AMN Healthcare Services, Inc.(a) ........................................... 2,219 124
Arcellx, Inc.(a) ........................................................ 1,764 92
Arcus Biosciences, Inc.(a) ................................................. 3,423 52
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 1,409 32
Avanos Medical, Inc.(a) .................................................. 3,844 77
Avidity Biosciences, Inc.(a) ............................................... 926 25
Biohaven Ltd.(a) ....................................................... 1,442 51
Blueprint Medicines Corp.(a) .............................................. 802 85
Bridgebio Pharma, Inc.(a) ................................................. 2,034 57
Bristol-Myers Squibb Co. ................................................. 17,722 728
Cardinal Health, Inc. .................................................... 4,532 450
Catalyst Pharmaceuticals, Inc.(a) ............................................ 5,740 93
Cencora, Inc. .......................................................... 4,070 922
Centene Corp.(a) ....................................................... 11,774 843
Collegium Pharmaceutical, Inc.(a) ........................................... 780 26
CorVel Corp.(a) ........................................................ 565 136
Cross Country Healthcare, Inc.(a) ........................................... 6,512 98
Cytokinetics, Inc.(a) ..................................................... 1,235 60
DaVita, Inc.(a) ......................................................... 4,840 712

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Dynavax Technologies Corp.(a) ............................................. 7,333 $ 88
Elevance Health, Inc. .................................................... 1,692 911
Eli Lilly & Co. ......................................................... 2,551 2,093
Fate Therapeutics, Inc.(a) ................................................. 7,962 29
Geron Corp.(a) ......................................................... 6,438 23
Gilead Sciences, Inc. .................................................... 12,941 832
Harmony Biosciences Holdings, Inc.(a) ....................................... 3,479 102
HCA Healthcare, Inc. .................................................... 1,897 644
Inmode Ltd.(a) ......................................................... 3,782 72
Innoviva, Inc.(a) ....................................................... 2,810 44
Ironwood Pharmaceuticals, Inc.(a) ........................................... 13,776 87
iTeos Therapeutics, Inc.(a) ................................................ 7,989 134
McKesson Corp. ....................................................... 1,394 794
Medpace Holdings, Inc.(a) ................................................ 896 346
Merck & Co., Inc. ...................................................... 10,185 1,279
Molina Healthcare, Inc.(a) ................................................ 1,613 507
Myriad Genetics, Inc.(a) .................................................. 3,605 82
Owens & Minor, Inc.(a) .................................................. 6,323 110
Progyny, Inc.(a) ........................................................ 3,094 83
Regeneron Pharmaceuticals, Inc.(a) .......................................... 666 653
Relay Therapeutics, Inc.(a) ................................................ 5,410 35
REVOLUTION Medicines, Inc.(a) .......................................... 1,288 49
SIGA Technologies, Inc. .................................................. 13,966 104
SpringWorks Therapeutics, Inc.(a) ........................................... 1,342 56
Tenet Healthcare Corp.(a) ................................................. 1,189 161
The Cigna Group ....................................................... 2,683 925
U.S. Physical Therapy, Inc.(b) .............................................. 843 86
Vaxcyte, Inc.(a) ........................................................ 615 43
Veracyte, Inc.(a) ........................................................ 5,488 114
Vericel Corp.(a) ........................................................ 2,070 99
Viking Therapeutics, Inc.(a) ............................................... 905 56
17,121
Industrials (4.7%):
3M Co. .............................................................. 2,876 288
ACCO Brands Corp. .................................................... 21,573 110
Acuity Brands, Inc. ..................................................... 819 213
Alight, Inc., Class A(a) ................................................... 15,688 122
Allison Transmission Holdings, Inc. ......................................... 2,611 198
Apogee Enterprises, Inc. .................................................. 750 49
Applied Industrial Technologies, Inc. ......................................... 861 166
Atkore, Inc. ........................................................... 654 99
BlueLinx Holdings, Inc.(a) ................................................ 1,387 143
Boise Cascade Co. ...................................................... 1,465 201
Builders FirstSource, Inc.(a) ............................................... 3,693 594
Carlisle Cos., Inc. ....................................................... 1,210 506
Caterpillar, Inc. ........................................................ 2,830 958
Cintas Corp. .......................................................... 885 600
Comfort Systems USA, Inc. ............................................... 592 194
Core & Main, Inc., Class A(a) .............................................. 15,360 884
CRA International, Inc. ................................................... 566 100
Cummins, Inc. ......................................................... 1,565 441
Deluxe Corp. .......................................................... 5,716 130
EMCOR Group, Inc. .................................................... 1,665 647
Exponent, Inc. ......................................................... 1,701 162
Ferguson PLC ......................................................... 2,693 554
Genco Shipping & Trading Ltd. ............................................. 4,985 112
General Dynamics Corp. .................................................. 2,062 618
GMS, Inc.(a) .......................................................... 1,113 105
Illinois Tool Works, Inc. .................................................. 1,583 384
JELD-WEN Holding, Inc.(a) ............................................... 8,214 127
Kforce, Inc. ........................................................... 1,789 111
Korn Ferry ........................................................... 1,636 108

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Leidos Holdings, Inc. .................................................... 2,450 $ 360
Lennox International, Inc. ................................................. 1,372 690
Limbach Holdings, Inc.(a) ................................................ 694 40
Lockheed Martin Corp. ................................................... 1,250 588
Masco Corp. .......................................................... 6,576 460
Masterbrand, Inc.(a) ..................................................... 6,429 107
Matson, Inc. .......................................................... 1,323 170
Mueller Industries, Inc. ................................................... 3,335 196
Otis Worldwide Corp. .................................................... 3,205 318
Owens Corning ........................................................ 3,658 662
PACCAR, Inc. ......................................................... 9,250 994
Parker-Hannifin Corp. ................................................... 1,655 880
Resideo Technologies, Inc.(a) .............................................. 6,085 131
Rush Enterprises, Inc., Class A ............................................. 2,265 102
Sterling Infrastructure, Inc.(a) .............................................. 1,361 167
Terex Corp. ........................................................... 2,353 140
Textron, Inc. .......................................................... 4,664 409
The GEO Group, Inc.(a) .................................................. 8,719 127
Trane Technologies PLC .................................................. 2,484 813
TriNet Group, Inc. ...................................................... 1,255 130
UFP Industries, Inc. ..................................................... 1,480 177
United Rentals, Inc. ..................................................... 1,189 796
W.W. Grainger, Inc. ..................................................... 1,104 1,017
Wabash National Corp. ................................................... 2,643 60
18,458
Information Technology (9.9%):
A10 Networks, Inc. ..................................................... 5,302 80
ACI Worldwide, Inc.(a) .................................................. 2,251 81
Adeia, Inc. ............................................................ 10,279 122
Akamai Technologies, Inc.(a) .............................................. 3,479 321
Amkor Technology, Inc. .................................................. 4,305 140
Amphenol Corp., Class A ................................................. 6,383 845
Apple, Inc. ........................................................... 12,149 2,336
Applied Materials, Inc. ................................................... 1,733 373
Arista Networks, Inc.(a) .................................................. 1,732 515
Axcelis Technologies, Inc.(a) .............................................. 1,216 137
Badger Meter, Inc. ...................................................... 527 102
Belden, Inc. ........................................................... 1,147 110
Box, Inc., Class A(a) .................................................... 5,220 142
Broadcom, Inc. ........................................................ 1,268 1,685
CDW Corp. ........................................................... 3,028 677
Cisco Systems, Inc. ..................................................... 30,278 1,408
CommVault Systems, Inc.(a) ............................................... 1,302 140
Crowdstrike Holdings, Inc., Class A(a) ....................................... 922 289
Dropbox, Inc., Class A(a) ................................................. 21,956 495
F5, Inc.(a) ............................................................ 3,393 573
Fair Isaac Corp.(a) ...................................................... 518 668
Gartner, Inc.(a) ........................................................ 912 383
GoDaddy, Inc., Class A(a) ................................................. 3,951 552
Insight Enterprises, Inc.(a) ................................................ 743 145
Jabil, Inc. ............................................................ 5,589 665
KLA Corp. ........................................................... 876 665
Knowles Corp.(a) ....................................................... 6,047 106
Kulicke & Soffa Industries, Inc. ............................................. 2,644 121
Microsoft Corp. ........................................................ 26,634 11,057
Motorola Solutions, Inc. .................................................. 2,294 837
NetScout Systems, Inc.(a) ................................................. 2,914 60
Nutanix, Inc., Class A(a) .................................................. 6,296 348
NVIDIA Corp. ......................................................... 8,334 9,137
Photronics, Inc.(a) ...................................................... 5,176 142
Qorvo, Inc.(a) ......................................................... 5,135 505
QUALCOMM, Inc. ..................................................... 4,965 1,013

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Qualys, Inc.(a) ......................................................... 971 $ 137
Sanmina Corp.(a) ....................................................... 2,181 149
ScanSource, Inc.(a) ..................................................... 1,754 83
SolarWinds Corp. ....................................................... 5,716 66
Squarespace, Inc., Class A(a) .............................................. 2,885 127
TD SYNNEX Corp. ..................................................... 2,778 363
TTM Technologies, Inc.(a) ................................................ 7,628 142
VeriSign, Inc.(a) ........................................................ 1,284 224
Vishay Intertechnology, Inc. ............................................... 5,810 137
Xerox Holdings Corp. ................................................... 8,694 122
38,525
Materials (1.2%):
Alpha Metallurgical Resources, Inc. .......................................... 448 141
Arch Resources, Inc. .................................................... 794 138
CF Industries Holdings, Inc. ............................................... 7,639 609
Hawkins, Inc. ......................................................... 1,037 91
LyondellBasell Industries NV, Class A ........................................ 9,089 904
Metallus, Inc.(a) ........................................................ 5,173 124
Nucor Corp. ........................................................... 4,852 819
O-I Glass, Inc.(a) ....................................................... 6,151 78
Packaging Corp. of America ............................................... 2,465 452
Ramaco Resources, Inc., Class A(b) .......................................... 2,924 42
Reliance, Inc. .......................................................... 1,207 363
Ryerson Holding Corp. ................................................... 2,371 56
Steel Dynamics, Inc. ..................................................... 6,115 819
Warrior Met Coal, Inc. ................................................... 1,328 91
4,727
Real Estate (0.8%):
Acadia Realty Trust ..................................................... 5,112 88
Alexander & Baldwin, Inc. ................................................ 3,113 52
American Tower Corp. ................................................... 1,920 376
Boston Properties, Inc. ................................................... 4,252 258
Brixmor Property Group, Inc. .............................................. 8,399 189
CTO Realty Growth, Inc. ................................................. 742 13
DiamondRock Hospitality Co. .............................................. 12,725 108
Easterly Government Properties, Inc. ......................................... 4,869 58
Empire State Realty Trust, Inc. ............................................. 10,442 99
Equinix, Inc. .......................................................... 407 310
Essex Property Trust, Inc. ................................................. 1,350 351
Federal Realty Investment Trust ............................................ 2,275 230
Innovative Industrial Properties, Inc. ......................................... 1,130 122
Kite Realty Group Trust .................................................. 6,015 132
Regency Centers Corp. ................................................... 4,055 249
Retail Opportunity Investments Corp. ........................................ 8,549 107
SITE Centers Corp. ..................................................... 8,492 122
Terreno Realty Corp. .................................................... 2,431 138
The St. Joe Co. ........................................................ 921 52
Xenia Hotels & Resorts, Inc. ............................................... 3,643 53
3,107
Utilities (1.1%):
Black Hills Corp. ....................................................... 2,524 143
Consolidated Edison, Inc. ................................................. 10,453 988
DTE Energy Co. ....................................................... 5,442 634
Edison International ..................................................... 5,907 454
Entergy Corp. ......................................................... 6,581 740
NiSource, Inc. ......................................................... 16,530 480
Northwestern Energy Group, Inc. ........................................... 2,535 132
NRG Energy, Inc. ....................................................... 6,785 550
ONE Gas, Inc. ......................................................... 2,091 129

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Otter Tail Corp. ........................................................ 1,490 $ 135
4,385
Total Common Stocks (Cost $114,654)
a
a
a
150,927
Principal Amount
(000)
U.S. Treasury Obligations (0.4%)
U.S. Treasury Notes, 3.88%, 3/31/25(c) ....................................... $ 1,494 1,478
Total U.S. Treasury Obligations (Cost $1,496)
a
a
a
1,478
Shares
Exchange-Traded Funds (47.7%)
Invesco DB Commodity Index Tracking Fund(b) ................................ 28,600 665
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 43,991 2,237
Invesco FTSE RAFI Emerging Markets ETF ................................... 240,641 4,919
iShares 0-5 Year TIPS Bond ETF ............................................ 6,145 612
iShares 1-3 Year Treasury Bond ETF ......................................... 18,823 1,533
iShares 20+ Year Treasury Bond ETF ......................................... 12,772 1,155
iShares 7-10 Year Treasury Bond ETF ........................................ 11,250 1,044
iShares Core MSCI EAFE ETF(b) ........................................... 103,179 7,785
iShares Core MSCI Emerging Markets ETF .................................... 10,672 561
iShares Core S&P 500 ETF ................................................ 25,141 13,324
iShares Core U.S. Aggregate Bond ETF ....................................... 2,088 201
iShares J.P. Morgan USD Emerging Markets Bond ETF(b) ......................... 8,329 742
iShares MSCI International Momentum Factor ETF .............................. 146,564 5,782
iShares MSCI International Quality Factor ETF ................................. 165,207 6,602
iShares Russell 2000 ETF(b) ............................................... 38,064 7,832
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 430,014 12,625
Schwab Fundamental International Large Co. Index ETF ........................... 829,619 30,074
Schwab Fundamental International Small Co. Index ETF ........................... 91,800 3,304
SPDR Gold Shares(a) .................................................... 23,758 5,115
SPDR S&P Emerging Markets SmallCap ETF .................................. 14,790 852
VanEck Gold Miners ETF ................................................. 20,293 716
Vanguard FTSE All-World ex-U.S. ETF ....................................... 5,412 322
Vanguard FTSE Developed Markets ETF ...................................... 538,916 27,334
Vanguard FTSE Emerging Markets ETF ...................................... 257,587 11,097
Vanguard FTSE Europe ETF(b) ............................................. 167,590 11,706
Vanguard Mortgage-Backed Securities ETF .................................... 21,540 969
Vanguard Real Estate ETF ................................................ 14,518 1,208
Vanguard S&P 500 ETF .................................................. 36,961 17,912
Vanguard Short-Term Corporate Bond ETF .................................... 4,740 366
Vanguard Total Bond Market ETF ........................................... 64,829 4,644
Vanguard Total Stock Market ETF ........................................... 302 79
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 16,645 859
Xtrackers USD High Yield Corporate Bond ETF(b) .............................. 42,134 1,493
Total Exchange-Traded Funds (Cost $150,538)
a
a
a
185,669
Affiliated Exchange-Traded Funds (12.2%)
VictoryShares Core Intermediate Bond ETF(b) .................................. 745,471 34,142
VictoryShares Core Plus Intermediate Bond ETF ................................ 347,170 7,388
VictoryShares Emerging Markets Value Momentum ETF .......................... 16,000 780
VictoryShares Short-Term Bond ETF ......................................... 103,145 5,137
Total Affiliated Exchange-Traded Funds (Cost $52,720)
a
a
a
47,447
Collateral for Securities Loaned (7.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(d) ........ 6,951,979 6,952
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.23%(d) ............ 6,951,979 6,952
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(d) ............... 6,951,979 6,952

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(d) . 6,951,979 $ 6,952
Total Collateral for Securities Loaned (Cost $27,808)
a
a
a
27,808
Total Investments (Cost $347,216) — 106.1% 413,329
Liabilities in excess of other assets — (6.1)% (23,912)
NET ASSETS - 100.00% $ 389,417
At May 31, 2024, the Fund's investments in foreign securities were 33.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) All or a portion of this security has been segregated as collateral for derivative instruments.
(d) Rate disclosed is the daily yield on May 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 107 6/21/24 $ 5,738,362 $ 5,785,667 $ 47,305
FTSE 100 Index Futures .............. 48 6/21/24 4,764,908 5,067,050 302,142
Tokyo Price Index Futures ............ 15 6/13/24 2,589,361 2,644,197 54,836
$ 404,283
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 16 6/20/24 $ 2,055,979 $ 2,053,868 $ 2,111
E-Mini Russell 2000 Index Futures ...... 92 6/21/24 9,600,204 9,548,680 51,524
Hang Seng Index Futures ............. 10 6/27/24 1,186,624 1,151,470 35,154
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 20 6/20/24 3,875,057 3,916,642 (41,585)
$ 47,204
Total unrealized appreciation $ 493,072
Total unrealized depreciation (41,585)
Total net unrealized appreciation (depreciation) $ 451,487
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2024
Dividend
Income
VictoryShares Core Intermediate
Bond ETF ............. $ 34,381 $ — $ — $ — $ — $ (239) $ 34,142 $ 322
VictoryShares Core Plus
Intermediate Bond ETF .... 7,437 — — — — (49) 7,388 83
VictoryShares Emerging Markets
Value Momentum ETF .... 725 — — — — 55 780 —
VictoryShares Short-Term Bond
ETF .................. 5,121 — — — — 16 5,137 65
$ 47,664 $ — $ — $ — $ — $ (217) $ 47,447 $ 470

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (31.5%)
VictoryShares Core Intermediate Bond ETF .................................... 386,990 $ 17,724
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 2,713
VictoryShares Free Cash Flow ETF(a) ........................................ 60,000 1,897
VictoryShares International Value Momentum ETF ............................... 93,597 4,653
VictoryShares Short-Term Bond ETF ......................................... 629,201 31,334
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,474
VictoryShares US Value Momentum ETF ...................................... 30,995 2,328
VictoryShares WestEnd U.S. Sector ETF ...................................... 82,587 2,976
Total Affiliated Exchange-Traded Funds (Cost $64,384)
a
a
a
65,099
Affiliated Mutual Funds (68.1%)
Victory 500 Index Fund, Reward Shares ....................................... 121,756 8,180
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 5,368,155 48,367
Victory Emerging Markets Fund, Institutional Shares ............................. 105,073 2,194
Victory Government Securities Fund, Institutional Shares .......................... 2,875,153 24,928
Victory High Income Fund, Institutional Shares ................................. 1,468,404 9,882
Victory Income Fund, Institutional Shares ..................................... 1,507,153 17,001
Victory Income Stock Fund, Institutional Shares ................................. 104,905 2,074
Victory International Fund, Institutional Shares .................................. 254,571 7,138
Victory Market Neutral Income Fund, Institutional Shares .......................... 1,135,808 9,688
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 73,162 3,400
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 63,955 1,237
Victory Short-Term Bond Fund, Institutional Shares .............................. 848 8
Victory Small Cap Stock Fund, Institutional Shares ............................... 71,630 986
Victory Target Managed Allocation Fund ...................................... 523,266 5,426
Total Affiliated Mutual Funds (Cost $144,931)
a
a
a
140,509
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(c) ........ 22,400 22
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.23%(c) ............ 22,400 23
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 22,400 22
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(c) . 22,400 23
Total Collateral for Securities Loaned (Cost $90)
a
a
a
90
Total Investments (Cost $209,405) — 99.6% 205,698
Other assets in excess of liabilities — 0.4% 753
NET ASSETS - 100.00% $ 206,451
At May 31, 2024, the foreign securities held by the underlying Funds were 8.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on May 31, 2024.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 8,886 $ 27 $ (1,005) $ 525 $ — $ (253) $ 8,180 $ 27

Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2024
Dividend
Income
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................ $ 48,423 $ 371 $ — $ — $ — $ (427) $ 48,367 $ 556
Victory Emerging Markets Fund,
Institutional Shares ....... 2,510 — (415) 9 — 90 2,194 —
Victory Government Securities
Fund, Institutional Shares .. 25,849 160 (902) (125) — (54) 24,928 239
Victory High Income Fund,
Institutional Shares ....... 10,445 218 (602) (108) — (71) 9,882 219
Victory Income Fund,
Institutional Shares ....... 17,197 194 (300) (44) — (46) 17,001 194
Victory Income Stock Fund,
Institutional Shares ....... 2,475 10 (497) 58 — 28 2,074 10
Victory International Fund,
Institutional Shares ....... 7,133 — (416) 12 — 409 7,138 —
Victory Market Neutral Income
Fund, Institutional Shares .. 9,519 124 — — — 45 9,688 124
Victory Nasdaq-100 Index Fund,
Class R6 .............. 3,798 — (501) 86 — 17 3,400 —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 948 — — — — 289 1,237 —
Victory Short-Term Bond Fund,
Institutional Shares ....... 7 —* — — — 1 8 –*
Victory Small Cap Stock Fund,
Institutional Shares ....... 1,482 — (499) (27) — 30 986 —
Victory Target Managed
Allocation Fund ......... 5,728 — (496) (36) — 230 5,426 —
VictoryShares Core Intermediate
Bond ETF ............. 16,425 1,401 — — — (102) 17,724 158
VictoryShares Emerging Markets
Value Momentum ETF .... 2,520 — — — — 193 2,713 —
VictoryShares Free Cash Flow
ETF .................. 1,787 — — — — 110 1,897 5
VictoryShares International
Value Momentum ETF .... 4,868 — (472) (30) — 287 4,653 63
VictoryShares Short-Term Bond
ETF .................. 31,240 — — — — 94 31,334 395
VictoryShares US Small Mid
Cap Value Momentum ETF . 1,419 — — — — 55 1,474 4
VictoryShares US Value
Momentum ETF ......... 2,224 — — — — 104 2,328 9
VictoryShares WestEnd U.S.
Sector ETF ............. 2,880 — — — — 96 2,976 6
$ 207,763 $ 2,505 $ (6,105) $ 320 $ — $ 1,125 $ 205,608 $ 2,009
*
Rounds to less than $1 thousand.

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (37.3%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 266,858 $ 13,015
VictoryShares Free Cash Flow ETF (a) ........................................ 392,000 12,395
VictoryShares International Value Momentum ETF ............................... 487,611 24,238
VictoryShares Small Cap Free Cash Flow ETF .................................. 70,000 1,882
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 76,558 6,085
VictoryShares US Value Momentum ETF ...................................... 169,156 12,705
VictoryShares WestEnd U.S. Sector ETF ...................................... 505,530 18,219
Total Affiliated Exchange-Traded Funds (Cost $75,081)
a
a
a
88,539
Affiliated Mutual Funds (62.3%)
Victory 500 Index Fund, Reward Shares ....................................... 721,229 48,452
Victory Emerging Markets Fund, Institutional Shares ............................. 548,194 11,446
Victory Income Stock Fund, Institutional Shares ................................. 533,002 10,537
Victory International Fund, Institutional Shares .................................. 1,388,748 38,941
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 387,913 18,030
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 45,942 889
Victory Small Cap Stock Fund, Institutional Shares ............................... 347,813 4,786
Victory Target Managed Allocation Fund ...................................... 1,411,627 14,639
Total Affiliated Mutual Funds (Cost $109,005)
a
a
a
147,720
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (c) ........ 3,175 3
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (c) ............ 3,175 3
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 3,175 3
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 3,175 4
Total Collateral for Securities Loaned (Cost $13)
a
a
a
13
Total Investments (Cost $184,099) — 99.6% 236,272
Other assets in excess of liabilities — 0.4% 943
NET ASSETS - 100.00% $ 237,215
At May 31, 2024, the foreign securities held by the underlying Funds were 36.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on May 31, 2024.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 46,754 $ 150 $ — $ — $ — $ 1,548 $ 48,452 $ 150
Victory Emerging Markets Fund,
Institutional Shares ....... 11,214 — (211) (17) — 460 11,446 —
Victory Growth Fund,
Institutional Shares ....... — — — — — — — —
Victory Income Stock Fund,
Institutional Shares ....... 10,157 52 — — — 328 10,537 52
Victory International Fund,
Institutional Shares ....... 36,719 — — — — 2,222 38,941 —

Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2024
Dividend
Income
Victory Nasdaq-100 Index Fund,
Class R6 .............. $ 17,982 $ — $ (465) $ 47 $ — $ 466 $ 18,030 $ —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 681 — — — — 208 889 —
Victory Small Cap Stock Fund,
Institutional Shares ....... 5,202 — (419) (33) — 36 4,786 —
Victory Target Managed
Allocation Fund ......... 14,145 — — — — 494 14,639 —
Victory Value Fund, Institutional
Shares ................ — — — — — — — —
VictoryShares Emerging Markets
Value Momentum ETF .... 12,091 — — — — 924 13,015 —
VictoryShares Free Cash Flow
ETF .................. 11,674 — — — — 721 12,395 34
VictoryShares International
Value Momentum ETF .... 23,446 — (528) (58) — 1,378 24,238 309
VictoryShares Small Cap Free
Cash Flow ETF .......... 1,804 — — — — 78 1,882 6
VictoryShares US Small Mid
Cap Value Momentum ETF . 5,858 — — — — 227 6,085 16
VictoryShares US Value
Momentum ETF ......... 12,853 — (750) 248 — 354 12,705 49
VictoryShares WestEnd U.S.
Sector ETF ............. 17,633 — — — — 586 18,219 38
$ 228,213 $ 202 $ (2,373) $ 187 $ — $ 10,030 $ 236,259 $ 654

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (21.3%)
Communication Services (2.3%):
Alphabet, Inc., Class C(a) ................................................. 87,934 $ 15,297
Comcast Corp., Class A .................................................. 31,188 1,248
Meta Platforms, Inc., Class A .............................................. 20,221 9,440
25,985
Consumer Discretionary (1.8%):
AutoNation, Inc.(a) ..................................................... 141 24
AutoZone, Inc.(a) ....................................................... 585 1,620
Best Buy Co., Inc. ...................................................... 7,423 630
Booking Holdings, Inc. ................................................... 342 1,292
D.R. Horton, Inc. ....................................................... 8,155 1,205
Deckers Outdoor Corp.(a) ................................................. 1,169 1,279
Dick's Sporting Goods, Inc. ................................................ 5,801 1,321
Expedia Group, Inc.(a) ................................................... 8,033 907
General Motors Co. ..................................................... 32,697 1,471
Lennar Corp., Class A .................................................... 7,586 1,216
Murphy USA, Inc. ...................................................... 1,569 688
NVR, Inc.(a) .......................................................... 178 1,367
O'Reilly Automotive, Inc.(a) ............................................... 1,651 1,590
PulteGroup, Inc. ........................................................ 13,028 1,529
Ralph Lauren Corp. ..................................................... 6,454 1,206
Toll Brothers, Inc. ...................................................... 12,449 1,514
TopBuild Corp.(a) ...................................................... 2,900 1,212
20,071
Consumer Staples (1.4%):
Altria Group, Inc. ....................................................... 41,167 1,904
Colgate-Palmolive Co. ................................................... 15,490 1,440
Costco Wholesale Corp. .................................................. 2,757 2,233
Kimberly-Clark Corp. .................................................... 8,881 1,184
Philip Morris International, Inc. ............................................. 15,990 1,621
Sysco Corp. ........................................................... 14,107 1,027
Target Corp. .......................................................... 7,958 1,243
The Kroger Co. ........................................................ 25,664 1,344
The Procter & Gamble Co. ................................................ 11,500 1,892
Walmart, Inc. .......................................................... 31,827 2,093
15,981
Energy (0.9%):
ConocoPhillips ........................................................ 13,522 1,575
Devon Energy Corp. ..................................................... 11,188 549
Diamondback Energy, Inc. ................................................ 7,550 1,505
EOG Resources, Inc. .................................................... 7,102 885
Exxon Mobil Corp. ..................................................... 16,087 1,886
HF Sinclair Corp. ....................................................... 8,680 479
Marathon Oil Corp. ..................................................... 20,037 580
Ovintiv, Inc. .......................................................... 17,144 886
Phillips 66 ............................................................ 8,656 1,230
Valero Energy Corp. ..................................................... 6,971 1,096
10,671
Financials (2.6%):
American Express Co. ................................................... 6,744 1,619
American International Group, Inc. .......................................... 23,092 1,820
Ameriprise Financial, Inc. ................................................. 4,170 1,821
Apollo Global Management, Inc. ............................................ 9,514 1,105
Capital One Financial Corp. ............................................... 5,684 782
Corebridge Financial, Inc. ................................................. 37,315 1,089
East West Bancorp, Inc. .................................................. 9,502 705
Evercore, Inc. ......................................................... 2,504 508
Everest Group Ltd. ...................................................... 3,622 1,416
Fidelity National Financial, Inc. ............................................ 11,366 572

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Fifth Third Bancorp ..................................................... 20,572 $ 770
Interactive Brokers Group, Inc. ............................................. 5,524 694
JPMorgan Chase & Co. .................................................. 23,412 4,744
Prudential Financial, Inc. ................................................. 9,978 1,201
Regions Financial Corp. .................................................. 30,808 596
Synchrony Financial ..................................................... 29,541 1,294
T. Rowe Price Group, Inc. ................................................. 6,329 746
The Allstate Corp. ...................................................... 8,677 1,454
The Bank of New York Mellon Corp. ......................................... 10,672 636
The Hartford Financial Services Group, Inc. .................................... 7,593 786
Visa, Inc., Class A ...................................................... 4,413 1,202
W.R. Berkley Corp. ..................................................... 14,358 1,163
Wells Fargo & Co. ...................................................... 38,724 2,320
29,043
Health Care (2.4%):
AbbVie, Inc. .......................................................... 18,177 2,931
Bristol-Myers Squibb Co. ................................................. 32,695 1,343
Cardinal Health, Inc. .................................................... 8,360 830
Cencora, Inc. .......................................................... 7,496 1,698
Centene Corp.(a) ....................................................... 21,678 1,552
DaVita, Inc.(a) ......................................................... 8,928 1,314
Elevance Health, Inc. .................................................... 3,115 1,677
Eli Lilly & Co. ......................................................... 4,707 3,861
Gilead Sciences, Inc. .................................................... 23,828 1,531
HCA Healthcare, Inc. .................................................... 3,500 1,189
McKesson Corp. ....................................................... 2,571 1,464
Medpace Holdings, Inc.(a) ................................................ 1,653 639
Merck & Co., Inc. ...................................................... 18,750 2,354
Molina Healthcare, Inc.(a) ................................................ 2,977 937
Regeneron Pharmaceuticals, Inc.(a) .......................................... 1,229 1,205
Tenet Healthcare Corp.(a) ................................................. 2,194 297
The Cigna Group ....................................................... 4,939 1,702
26,524
Industrials (2.4%):
3M Co. .............................................................. 5,306 531
Acuity Brands, Inc. ..................................................... 1,512 393
Allison Transmission Holdings, Inc. ......................................... 4,817 365
Builders FirstSource, Inc.(a) ............................................... 6,813 1,095
Carlisle Cos., Inc. ....................................................... 2,232 934
Caterpillar, Inc. ........................................................ 5,221 1,767
Cintas Corp. .......................................................... 1,634 1,108
Core & Main, Inc., Class A(a) .............................................. 28,331 1,631
Cummins, Inc. ......................................................... 2,887 813
EMCOR Group, Inc. .................................................... 3,072 1,194
Ferguson PLC ......................................................... 4,959 1,020
General Dynamics Corp. .................................................. 3,804 1,140
Illinois Tool Works, Inc. .................................................. 2,921 709
Leidos Holdings, Inc. .................................................... 4,521 665
Lennox International, Inc. ................................................. 2,530 1,272
Lockheed Martin Corp. ................................................... 2,307 1,085
Masco Corp. .......................................................... 12,133 848
Otis Worldwide Corp. .................................................... 5,906 586
Owens Corning ........................................................ 6,747 1,222
PACCAR, Inc. ......................................................... 17,039 1,832
Parker-Hannifin Corp. ................................................... 3,047 1,620
Textron, Inc. .......................................................... 8,605 754
Trane Technologies PLC .................................................. 4,582 1,500
United Rentals, Inc. ..................................................... 2,194 1,469
W.W. Grainger, Inc. ..................................................... 2,032 1,872
27,425

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Information Technology (5.9%):
Akamai Technologies, Inc.(a) .............................................. 6,418 $ 592
Amphenol Corp., Class A ................................................. 11,776 1,559
Apple, Inc. ........................................................... 22,409 4,308
Applied Materials, Inc. ................................................... 3,198 688
Arista Networks, Inc.(a) .................................................. 3,196 951
Broadcom, Inc. ........................................................ 2,340 3,109
CDW Corp. ........................................................... 5,586 1,249
Cisco Systems, Inc. ..................................................... 55,858 2,597
Crowdstrike Holdings, Inc., Class A(a) ....................................... 1,701 534
Dropbox, Inc., Class A(a) ................................................. 40,506 913
F5, Inc.(a) ............................................................ 6,259 1,058
Fair Isaac Corp.(a) ...................................................... 955 1,232
Gartner, Inc.(a) ........................................................ 1,682 706
GoDaddy, Inc., Class A(a) ................................................. 7,289 1,018
Jabil, Inc. ............................................................ 10,311 1,226
KLA Corp. ........................................................... 1,617 1,228
Microsoft Corp. ........................................................ 49,135 20,397
Motorola Solutions, Inc. .................................................. 4,233 1,545
Nutanix, Inc., Class A(a) .................................................. 11,616 642
NVIDIA Corp. ......................................................... 15,374 16,855
Qorvo, Inc.(a) ......................................................... 9,473 932
QUALCOMM, Inc. ..................................................... 9,161 1,869
TD SYNNEX Corp. ..................................................... 5,126 671
VeriSign, Inc.(a) ........................................................ 2,366 412
66,291
Materials (0.7%):
CF Industries Holdings, Inc. ............................................... 14,093 1,124
LyondellBasell Industries NV, Class A ........................................ 16,733 1,664
Nucor Corp. ........................................................... 8,951 1,511
Packaging Corp. of America ............................................... 4,547 834
Reliance, Inc. .......................................................... 2,228 670
Steel Dynamics, Inc. ..................................................... 11,281 1,510
7,313
Real Estate (0.3%):
American Tower Corp. ................................................... 3,842 752
Boston Properties, Inc. ................................................... 7,844 476
Brixmor Property Group, Inc. .............................................. 15,494 349
Equinix, Inc. .......................................................... 1,070 816
Essex Property Trust, Inc. ................................................. 2,492 647
Federal Realty Investment Trust ............................................ 4,196 424
Regency Centers Corp. ................................................... 7,482 459
3,923
Utilities (0.6%):
Consolidated Edison, Inc. ................................................. 19,285 1,823
DTE Energy Co. ....................................................... 10,038 1,170
Edison International ..................................................... 10,897 837
Entergy Corp. ......................................................... 12,140 1,366
NiSource, Inc. ......................................................... 30,496 886
NRG Energy, Inc. ....................................................... 12,517 1,014
7,096
Total Common Stocks (Cost $177,886)
a
a
a
240,323

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
U.S. Treasury Obligations (0.9%)
U.S. Treasury Notes, 3.88%, 3/31/25(b) ....................................... $ 9,963 $ 9,855
Total U.S. Treasury Obligations (Cost $9,978)
a
a
a
9,855
Shares
Exchange-Traded Funds (44.7%)
Invesco DB Commodity Index Tracking Fund(c) ................................ 114,500 2,664
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 335,920 17,082
Invesco FTSE RAFI Emerging Markets ETF ................................... 686,690 14,036
iShares 0-5 Year TIPS Bond ETF ............................................ 70,668 7,036
iShares 1-3 Year Treasury Bond ETF ......................................... 156,318 12,735
iShares 20+ Year Treasury Bond ETF ......................................... 188,374 17,038
iShares 7-10 Year Treasury Bond ETF ........................................ 146,077 13,556
iShares Core MSCI EAFE ETF ............................................. 123,049 9,284
iShares Core MSCI Emerging Markets ETF .................................... 267,584 14,072
iShares Core S&P 500 ETF ................................................ 24,924 13,209
iShares Core S&P Small-Cap ETF ........................................... 223,942 24,555
iShares Core U.S. Aggregate Bond ETF ....................................... 224,587 21,677
iShares J.P. Morgan USD Emerging Markets Bond ETF(c) ......................... 41,546 3,700
iShares MSCI Canada ETF ................................................ 111,547 4,268
iShares MSCI International Momentum Factor ETF .............................. 401,271 15,830
iShares MSCI International Quality Factor ETF ................................. 457,001 18,262
iShares Russell 2000 ETF(c) ............................................... 83,204 17,121
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 920,892 27,037
Schwab Fundamental International Large Co. Index ETF ........................... 1,549,839 56,182
Schwab Fundamental International Small Co. Index ETF ........................... 266,700 9,599
SPDR Gold Shares(a)(c) .................................................. 74,728 16,089
SPDR S&P Emerging Markets SmallCap ETF .................................. 34,497 1,986
VanEck Gold Miners ETF ................................................. 45,101 1,592
Vanguard FTSE All-World ex-U.S. ETF ....................................... 145,997 8,678
Vanguard FTSE Developed Markets ETF(c) .................................... 728,719 36,961
Vanguard FTSE Europe ETF(c) ............................................. 340,063 23,753
Vanguard Mortgage-Backed Securities ETF .................................... 354,943 15,962
Vanguard Real Estate ETF ................................................ 55,850 4,649
Vanguard S&P 500 ETF .................................................. 61,416 29,763
Vanguard Short-Term Corporate Bond ETF .................................... 186,424 14,379
Vanguard Total Bond Market ETF ........................................... 31,849 2,282
Vanguard Total Stock Market ETF ........................................... 47,336 12,328
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 59,797 3,086
Xtrackers USD High Yield Corporate Bond ETF(c) ............................... 358,585 12,705
Total Exchange-Traded Funds (Cost $434,035)
a
a
a
503,156
Affiliated Exchange-Traded Funds (32.6%)
VictoryShares Core Intermediate Bond ETF .................................... 5,989,400 274,315
VictoryShares Core Plus Intermediate Bond ETF ................................ 3,286,188 69,930
VictoryShares Emerging Markets Value Momentum ETF .......................... 51,500 2,512
VictoryShares Short-Term Bond ETF ......................................... 402,475 20,043
Total Affiliated Exchange-Traded Funds (Cost $422,031)
a
a
a
366,800
Collateral for Securities Loaned (5.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(d) ........ 15,295,931 15,296
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.23%(d) ............ 15,295,931 15,296
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(d) ............... 15,295,931 15,296
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(d) . 15,295,931 15,296
Total Collateral for Securities Loaned (Cost $61,184)
a
a
a
61,184
Total Investments (Cost $1,105,114) — 104.9% 1,181,318
Liabilities in excess of other assets — (4.9)% (54,977)
NET ASSETS - 100.00% $ 1,126,341

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
At May 31, 2024, the Fund's investments in foreign securities were 24.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security has been segregated as collateral for derivative instruments.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on May 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 356 6/21/24 $ 19,092,119 $ 19,249,506 $ 157,387
FTSE 100 Index Futures .............. 153 6/21/24 15,188,145 16,151,224 963,079
Tokyo Price Index Futures ............ 59 6/13/24 10,080,427 10,400,508 320,081
$ 1,440,547
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 75 6/20/24 $ 9,637,400 $ 9,627,505 $ 9,895
E-Mini Russell 2000 Index Futures ...... 37 6/21/24 3,870,668 3,840,230 30,438
E-Mini S&P 500 Futures .............. 30 6/21/24 7,779,400 7,943,250 (163,850)
Hang Seng Index Futures ............. 37 6/27/24 4,390,509 4,260,441 130,068
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 108 6/20/24 20,925,312 21,149,868 (224,556)
$ (218,005)
Total unrealized appreciation $ 1,610,948
Total unrealized depreciation (388,406)
Total net unrealized appreciation (depreciation) $ 1,222,542
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2024
Dividend
Income
VictoryShares Core Intermediate
Bond ETF ............. $ 276,232 $ — $ — $ — $ — $ (1,917) $ 274,315 $ 2,585
VictoryShares Core Plus
Intermediate Bond ETF .... 70,390 — — — — (460) 69,930 784
VictoryShares Emerging Markets
Value Momentum ETF .... 2,333 — — — — 179 2,512 —
VictoryShares Short-Term Bond
ETF .................. 19,983 — — — — 60 20,043 253
$ 368,938 $ — $ — $ — $ — $ (2,138) $ 366,800 $ 3,622

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (27.9%)
Communication Services (2.9%):
Alphabet, Inc. , Class C (a) ................................................. 260,100 $ 45,247
Comcast Corp. , Class A .................................................. 92,250 3,693
Gray Television, Inc. .................................................... 38,599 241
John Wiley & Sons, Inc. , Class A ............................................ 4,790 174
Meta Platforms, Inc. , Class A .............................................. 59,812 27,922
TEGNA, Inc. .......................................................... 22,479 335
Yelp, Inc. (a) ........................................................... 8,138 301
Ziff Davis, Inc. (a) ....................................................... 5,037 290
78,203
Consumer Discretionary (2.4%):
Abercrombie & Fitch Co. (a) ............................................... 2,261 391
Asbury Automotive Group, Inc. (a) ........................................... 1,100 259
AutoNation, Inc. (a) ..................................................... 418 71
AutoZone, Inc. (a) ....................................................... 1,729 4,789
Best Buy Co., Inc. ...................................................... 21,948 1,862
Booking Holdings, Inc. ................................................... 1,014 3,829
Build-A-Bear Workshop, Inc. .............................................. 9,520 258
Chegg, Inc. (a) ......................................................... 61,622 236
D.R. Horton, Inc. ....................................................... 24,098 3,562
Deckers Outdoor Corp. (a) ................................................. 3,460 3,785
Dick's Sporting Goods, Inc. ................................................ 17,161 3,906
Dillard's, Inc. , Class A ................................................... 424 190
Expedia Group, Inc. (a) ................................................... 23,742 2,679
General Motors Co. ..................................................... 96,713 4,351
G-III Apparel Group Ltd. (a) ............................................... 9,661 290
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 1,920 276
JAKKS Pacific, Inc. (a) ................................................... 9,405 175
KB Home ............................................................ 5,748 406
Lennar Corp. , Class A .................................................... 22,438 3,598
M/I Homes, Inc. (a) ...................................................... 3,046 380
Movado Group, Inc. ..................................................... 7,622 202
Murphy USA, Inc. ...................................................... 4,643 2,037
NVR, Inc. (a) .......................................................... 527 4,048
O'Reilly Automotive, Inc. (a) ............................................... 4,880 4,701
Papa John's International, Inc. .............................................. 3,317 154
Perdoceo Education Corp. ................................................. 8,140 183
PulteGroup, Inc. ........................................................ 38,537 4,521
Ralph Lauren Corp. ..................................................... 19,092 3,568
Shoe Carnival, Inc. ...................................................... 6,349 240
Signet Jewelers Ltd. ..................................................... 4,176 457
Taylor Morrison Home Corp. (a) ............................................ 7,151 413
The Buckle, Inc. ........................................................ 5,444 210
The ODP Corp. (a) ...................................................... 5,823 228
Toll Brothers, Inc. ...................................................... 36,822 4,479
TopBuild Corp. (a) ...................................................... 8,578 3,585
Tri Pointe Homes, Inc. (a) ................................................. 9,961 386
Winmark Corp. ........................................................ 528 188
Winnebago Industries, Inc. ................................................ 5,796 360
65,253
Consumer Staples (1.8%):
Altria Group, Inc. ....................................................... 121,664 5,627
B&G Foods, Inc. ....................................................... 37,344 356
BellRing Brands, Inc. (a) .................................................. 4,673 272
Cal-Maine Foods, Inc. ................................................... 3,683 227
Colgate-Palmolive Co. ................................................... 45,777 4,256
Costco Wholesale Corp. .................................................. 8,156 6,606
Ingles Markets, Inc. , Class A ............................................... 3,150 230
John B Sanfilippo & Son, Inc. .............................................. 2,466 249
Kimberly-Clark Corp. .................................................... 26,246 3,499

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Philip Morris International, Inc. ............................................. 47,252 $ 4,790
Sysco Corp. ........................................................... 41,668 3,034
Target Corp. .......................................................... 23,539 3,676
The Andersons, Inc. ..................................................... 5,224 273
The Kroger Co. ........................................................ 75,806 3,970
The Procter & Gamble Co. ................................................ 33,970 5,589
Vector Group Ltd. ...................................................... 26,084 286
Walmart, Inc. .......................................................... 94,141 6,191
49,131
Energy (1.3%):
Chord Energy Corp. ..................................................... 1,352 251
Civitas Resources, Inc. ................................................... 6,143 452
ConocoPhillips ........................................................ 39,957 4,654
CONSOL Energy, Inc. (a) ................................................. 3,810 395
Devon Energy Corp. ..................................................... 33,076 1,623
Diamondback Energy, Inc. ................................................ 22,332 4,450
EOG Resources, Inc. .................................................... 21,007 2,616
Exxon Mobil Corp. ..................................................... 47,584 5,580
HF Sinclair Corp. ....................................................... 25,639 1,416
Liberty Energy, Inc. ..................................................... 15,945 394
Marathon Oil Corp. ..................................................... 59,265 1,716
Matador Resources Co. ................................................... 2,831 180
Murphy Oil Corp. ...................................................... 5,558 238
Ovintiv, Inc. .......................................................... 50,711 2,620
PBF Energy, Inc. , Class A ................................................. 7,628 353
Peabody Energy Corp. ................................................... 20,531 509
Phillips 66 ............................................................ 25,604 3,639
REX American Resources Corp. (a) .......................................... 3,971 198
SandRidge Energy, Inc. .................................................. 12,610 176
SM Energy Co. ........................................................ 3,715 187
Valero Energy Corp. ..................................................... 20,619 3,240
34,887
Financials (3.5%):
American Express Co. ................................................... 19,949 4,788
American International Group, Inc. .......................................... 68,303 5,384
Ameriprise Financial, Inc. ................................................. 12,323 5,380
Ameris Bancorp ........................................................ 7,083 354
Apollo Commercial Real Estate Finance, Inc. ................................... 24,168 244
Apollo Global Management, Inc. ............................................ 28,142 3,269
Atlantic Union Bankshares Corp. ............................................ 6,001 196
Bread Financial Holdings, Inc. ............................................. 7,068 295
Capital One Financial Corp. ............................................... 16,813 2,314
Cathay General Bancorp .................................................. 10,369 382
CNO Financial Group, Inc. ................................................ 11,365 326
Community Trust Bancorp, Inc. ............................................. 6,259 264
Corebridge Financial, Inc. ................................................. 110,219 3,215
East West Bancorp, Inc. .................................................. 28,106 2,085
Essent Group Ltd. ...................................................... 6,509 369
Evercore, Inc. ......................................................... 7,407 1,503
Everest Group Ltd. ...................................................... 10,699 4,183
Fidelity National Financial, Inc. ............................................ 33,618 1,693
Fifth Third Bancorp ..................................................... 60,764 2,274
First Bancorp .......................................................... 25,791 457
First Financial Bancorp ................................................... 12,021 268
Fulton Financial Corp. ................................................... 20,347 343
Genworth Financial, Inc. (a) ................................................ 51,731 325
Hancock Whitney Corp. .................................................. 8,990 420
Hope Bancorp, Inc. ..................................................... 22,287 235
Interactive Brokers Group, Inc. ............................................. 16,340 2,054
International Bancshares Corp. ............................................. 6,415 365
Jackson Financial, Inc. , Class A ............................................. 5,098 387

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
JPMorgan Chase & Co. .................................................. 69,251 $ 14,032
Ladder Capital Corp. .................................................... 24,701 276
Moelis & Co. , Class A ................................................... 6,287 356
OFG Bancorp ......................................................... 8,571 318
PennyMac Financial Services, Inc. .......................................... 3,580 325
Piper Sandler Cos. ...................................................... 1,556 330
Preferred Bank ......................................................... 3,784 283
PROG Holdings, Inc. .................................................... 6,851 259
Prudential Financial, Inc. ................................................. 29,514 3,552
Radian Group, Inc. ...................................................... 9,340 292
Ready Capital Corp. ..................................................... 25,665 213
Regions Financial Corp. .................................................. 91,080 1,762
Selective Insurance Group, Inc. ............................................. 2,385 233
Skyward Specialty Insurance Group, Inc. (a) .................................... 7,203 269
Southside Bancshares, Inc. ................................................ 8,138 218
Stewart Information Services Corp. .......................................... 3,919 248
Synchrony Financial ..................................................... 87,379 3,827
T. Rowe Price Group, Inc. ................................................. 18,722 2,206
The Allstate Corp. ...................................................... 25,665 4,299
The Bancorp, Inc. (a) ..................................................... 10,952 368
The Bank of New York Mellon Corp. ......................................... 31,572 1,882
The Bank of NT Butterfield & Son Ltd. ....................................... 9,077 309
The Hartford Financial Services Group, Inc. .................................... 22,428 2,320
UMB Financial Corp. .................................................... 4,791 395
Valley National Bancorp .................................................. 43,549 311
Visa, Inc. , Class A ...................................................... 13,055 3,557
W.R. Berkley Corp. ..................................................... 42,469 3,441
Wells Fargo & Co. ...................................................... 114,540 6,863
WSFS Financial Corp. ................................................... 7,461 329
96,445
Health Care (3.1%):
AbbVie, Inc. .......................................................... 53,718 8,662
ACADIA Pharmaceuticals, Inc. (a) ........................................... 17,670 267
Addus HomeCare Corp. (a) ................................................ 2,647 304
AMN Healthcare Services, Inc. (a) ........................................... 4,008 224
Bristol-Myers Squibb Co. ................................................. 96,707 3,974
Cardinal Health, Inc. .................................................... 24,694 2,451
Catalyst Pharmaceuticals, Inc. (a) ............................................ 17,949 290
Cencora, Inc. .......................................................... 22,158 5,020
Centene Corp. (a) ....................................................... 64,064 4,586
CorVel Corp. (a) ........................................................ 1,014 243
Cross Country Healthcare, Inc. (a) ........................................... 13,953 211
DaVita, Inc. (a) ......................................................... 26,371 3,880
Elevance Health, Inc. .................................................... 9,207 4,958
Eli Lilly & Co. ......................................................... 13,924 11,422
Gilead Sciences, Inc. .................................................... 70,426 4,526
Harmony Biosciences Holdings, Inc. (a) ....................................... 10,934 322
HCA Healthcare, Inc. .................................................... 10,353 3,517
Innoviva, Inc. (a) ....................................................... 17,692 279
Ironwood Pharmaceuticals, Inc. (a) ........................................... 34,394 217
iTeos Therapeutics, Inc. (a) ................................................ 15,153 254
McKesson Corp. ....................................................... 7,606 4,332
Medpace Holdings, Inc. (a) ................................................ 4,891 1,890
Merck & Co., Inc. ...................................................... 55,410 6,956
Molina Healthcare, Inc. (a) ................................................ 8,805 2,770
Owens & Minor, Inc. (a) .................................................. 16,121 281
Pediatrix Medical Group, Inc. (a) ............................................ 27,964 204
Prestige Consumer Healthcare, Inc. (a) ........................................ 4,270 275
Regeneron Pharmaceuticals, Inc. (a) .......................................... 3,637 3,565
Select Medical Holdings Corp. ............................................. 7,007 242
SIGA Technologies, Inc. .................................................. 37,037 277
Tenet Healthcare Corp. (a) ................................................. 6,491 878

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
The Cigna Group ....................................................... 14,597 $ 5,030
Veracyte, Inc. (a) ........................................................ 14,803 307
Vericel Corp. (a) ........................................................ 6,686 319
82,933
Industrials (3.2%):
3M Co. .............................................................. 15,695 1,572
Acuity Brands, Inc. ..................................................... 4,473 1,161
Allison Transmission Holdings, Inc. ......................................... 14,248 1,080
ASGN, Inc. (a) ......................................................... 3,537 332
Beacon Roofing Supply, Inc. (a) ............................................. 3,773 366
BlueLinx Holdings, Inc. (a) ................................................ 3,815 393
Boise Cascade Co. ...................................................... 4,105 564
Builders FirstSource, Inc. (a) ............................................... 20,151 3,240
Carlisle Cos., Inc. ....................................................... 6,602 2,762
Caterpillar, Inc. ........................................................ 15,443 5,228
Cintas Corp. .......................................................... 4,833 3,277
Core & Main, Inc. , Class A (a) .............................................. 83,682 4,817
Cummins, Inc. ......................................................... 8,540 2,406
Deluxe Corp. .......................................................... 12,573 286
EMCOR Group, Inc. .................................................... 9,088 3,532
Ferguson PLC ......................................................... 14,656 3,015
General Dynamics Corp. .................................................. 11,254 3,374
Hub Group, Inc. , Class A ................................................. 8,686 375
Illinois Tool Works, Inc. .................................................. 8,640 2,097
JELD-WEN Holding, Inc. (a) ............................................... 21,218 329
Korn Ferry ........................................................... 5,658 373
Leidos Holdings, Inc. .................................................... 13,373 1,966
Lennox International, Inc. ................................................. 7,475 3,757
Limbach Holdings, Inc. (a) ................................................ 6,253 357
Lockheed Martin Corp. ................................................... 6,825 3,210
Masco Corp. .......................................................... 35,888 2,509
Masterbrand, Inc. (a) ..................................................... 18,797 314
Matson, Inc. .......................................................... 4,012 514
Mueller Industries, Inc. ................................................... 6,707 395
Otis Worldwide Corp. .................................................... 17,464 1,732
Owens Corning ........................................................ 19,930 3,609
PACCAR, Inc. ......................................................... 50,378 5,416
Parker-Hannifin Corp. ................................................... 9,006 4,787
Resideo Technologies, Inc. (a) .............................................. 14,905 322
Sterling Infrastructure, Inc. (a) .............................................. 2,945 362
Terex Corp. ........................................................... 4,338 259
Textron, Inc. .......................................................... 25,453 2,230
Titan International, Inc. (a) ................................................. 20,941 173
Trane Technologies PLC .................................................. 13,554 4,438
TriNet Group, Inc. ...................................................... 2,602 271
UFP Industries, Inc. ..................................................... 3,875 463
United Rentals, Inc. ..................................................... 6,491 4,345
W.W. Grainger, Inc. ..................................................... 6,007 5,535
Wabash National Corp. ................................................... 12,130 274
87,817
Information Technology (7.4%):
A10 Networks, Inc. ..................................................... 19,130 290
Akamai Technologies, Inc. (a) .............................................. 18,985 1,751
Amkor Technology, Inc. .................................................. 12,130 395
Amphenol Corp. , Class A ................................................. 34,832 4,611
Apple, Inc. ........................................................... 66,190 12,725
Applied Materials, Inc. ................................................... 9,460 2,035
Arista Networks, Inc. (a) .................................................. 9,453 2,814
Bel Fuse, Inc. , Class B ................................................... 4,722 322
Broadcom, Inc. ........................................................ 6,921 9,195
CDW Corp. ........................................................... 16,523 3,695

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Cisco Systems, Inc. ..................................................... 165,220 $ 7,683
CommVault Systems, Inc. (a) ............................................... 2,408 259
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 5,031 1,578
Dropbox, Inc. , Class A (a) ................................................. 119,811 2,699
F5, Inc. (a) ............................................................ 18,515 3,129
Fair Isaac Corp. (a) ...................................................... 2,826 3,645
Gartner, Inc. (a) ........................................................ 4,976 2,088
GoDaddy, Inc. , Class A (a) ................................................. 21,561 3,011
Jabil, Inc. ............................................................ 30,500 3,626
KLA Corp. ........................................................... 4,783 3,633
Kulicke & Soffa Industries, Inc. ............................................. 5,892 269
Microsoft Corp. ........................................................ 145,335 60,333
Motorola Solutions, Inc. .................................................. 12,520 4,569
Nutanix, Inc. , Class A (a) .................................................. 34,359 1,901
NVIDIA Corp. ......................................................... 45,476 49,857
Photronics, Inc. (a) ...................................................... 14,679 401
Qorvo, Inc. (a) ......................................................... 28,021 2,757
QUALCOMM, Inc. ..................................................... 27,097 5,529
Sanmina Corp. (a) ....................................................... 5,834 400
SolarWinds Corp. ....................................................... 21,700 251
TD SYNNEX Corp. ..................................................... 15,163 1,984
VeriSign, Inc. (a) ........................................................ 6,995 1,219
Viavi Solutions, Inc. (a) ................................................... 24,908 187
Vishay Intertechnology, Inc. ............................................... 15,080 356
Xerox Holdings Corp. ................................................... 19,575 275
199,472
Materials (0.9%):
Alpha Metallurgical Resources, Inc. .......................................... 1,640 517
Arch Resources, Inc. .................................................... 2,884 502
CF Industries Holdings, Inc. ............................................... 41,685 3,324
Commercial Metals Co. .................................................. 2,904 164
Greif, Inc. , Class A ...................................................... 4,442 288
Hawkins, Inc. ......................................................... 3,685 322
LyondellBasell Industries NV , Class A ........................................ 49,452 4,917
Nucor Corp. ........................................................... 26,475 4,470
Packaging Corp. of America ............................................... 13,451 2,468
Ramaco Resources, Inc. , Class A (b) .......................................... 21,448 304
Reliance, Inc. .......................................................... 6,591 1,982
Ryerson Holding Corp. ................................................... 10,708 254
Steel Dynamics, Inc. ..................................................... 33,370 4,467
23,979
Real Estate (0.6%):
American Tower Corp. ................................................... 11,355 2,223
Boston Properties, Inc. ................................................... 23,202 1,408
Brixmor Property Group, Inc. .............................................. 45,831 1,032
Broadstone Net Lease, Inc. ................................................ 20,260 311
DiamondRock Hospitality Co. .............................................. 34,150 289
Easterly Government Properties, Inc. ......................................... 22,166 262
Empire State Realty Trust, Inc. ............................................. 26,610 254
Equinix, Inc. .......................................................... 3,163 2,413
Essential Properties Realty Trust, Inc. ........................................ 13,208 354
Essex Property Trust, Inc. ................................................. 7,371 1,915
Federal Realty Investment Trust ............................................ 12,414 1,253
Innovative Industrial Properties, Inc. ......................................... 3,582 386
Kite Realty Group Trust .................................................. 17,972 394
Phillips Edison & Co., Inc. ................................................ 9,531 304
PotlatchDeltic Corp. ..................................................... 7,203 308
Regency Centers Corp. ................................................... 22,131 1,359
Retail Opportunity Investments Corp. ........................................ 21,918 274
Sabra Health Care REIT, Inc. .............................................. 23,103 337
SITE Centers Corp. ..................................................... 22,083 318

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Terreno Realty Corp. .................................................... 6,464 $ 366
15,760
Utilities (0.8%):
Consolidated Edison, Inc. ................................................. 57,043 5,393
DTE Energy Co. ....................................................... 29,651 3,455
Edison International ..................................................... 32,234 2,477
Entergy Corp. ......................................................... 35,910 4,040
NiSource, Inc. ......................................................... 90,203 2,621
NRG Energy, Inc. ....................................................... 37,024 2,999
ONE Gas, Inc. ......................................................... 5,596 345
Otter Tail Corp. ........................................................ 4,107 372
21,702
Total Common Stocks (Cost $564,841)
a
a
a
755,582
Principal Amount
(000)
U.S. Treasury Obligations (0.6%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (c) ....................................... $ 14,945 14,783
Total U.S. Treasury Obligations (Cost $14,967)
a
a
a
14,783
Shares
Exchange-Traded Funds (45.6%)
Invesco DB Commodity Index Tracking Fund (b) ................................ 256,100 5,959
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 653,206 33,216
Invesco FTSE RAFI Emerging Markets ETF (b) ................................. 1,539,501 31,467
iShares 0-5 Year TIPS Bond ETF ............................................ 144,691 14,407
iShares 1-3 Year Treasury Bond ETF ......................................... 307,256 25,032
iShares 20+ Year Treasury Bond ETF ......................................... 275,988 24,963
iShares 7-10 Year Treasury Bond ETF ........................................ 260,606 24,184
iShares Core MSCI EAFE ETF (b) ........................................... 32,626 2,462
iShares Core MSCI Emerging Markets ETF .................................... 1,144,879 60,209
iShares Core S&P 500 ETF ................................................ 60,114 31,858
iShares Core S&P Small-Cap ETF ........................................... 360,678 39,548
iShares Core U.S. Aggregate Bond ETF ....................................... 279,034 26,932
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) ......................... 77,423 6,895
iShares MSCI Canada ETF ................................................ 275,420 10,538
iShares MSCI International Momentum Factor ETF .............................. 1,164,448 45,938
iShares MSCI International Quality Factor ETF ................................. 1,315,008 52,548
iShares Russell 2000 ETF (b) ............................................... 238,637 49,104
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 2,206,197 64,774
Schwab Fundamental International Large Co. Index ETF ........................... 3,168,339 114,852
Schwab Fundamental International Small Co. Index ETF ........................... 593,600 21,364
SPDR Gold Shares (a) (b) .................................................. 199,963 43,052
SPDR S&P Emerging Markets SmallCap ETF .................................. 107,983 6,218
VanEck Gold Miners ETF ................................................. 119,101 4,204
Vanguard FTSE All-World ex-U.S. ETF ....................................... 271,609 16,144
Vanguard FTSE Developed Markets ETF ...................................... 3,744,589 189,926
Vanguard FTSE Europe ETF (b) ............................................. 1,004,222 70,145
Vanguard Mortgage-Backed Securities ETF (b) .................................. 753,311 33,876
Vanguard Real Estate ETF (b) .............................................. 130,232 10,841
Vanguard S&P 500 ETF .................................................. 187,603 90,916
Vanguard Short-Term Bond ETF ............................................ 62,545 4,780
Vanguard Short-Term Corporate Bond ETF .................................... 262,583 20,253
Vanguard Total Bond Market ETF ........................................... 57,411 4,113
Vanguard Total Stock Market ETF (b) ......................................... 92,119 23,991
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 202,622 10,455
Xtrackers USD High Yield Corporate Bond ETF (b) .............................. 515,405 18,261
Total Exchange-Traded Funds (Cost $1,045,613)
a
a
a
1,233,425

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (25.6%)
VictoryShares Core Intermediate Bond ETF (b) .................................. 11,240,445 $ 514,813
VictoryShares Core Plus Intermediate Bond ETF (b) .............................. 5,668,278 120,621
VictoryShares Emerging Markets Value Momentum ETF .......................... 68,000 3,316
VictoryShares Short-Term Bond ETF (b) ....................................... 1,071,350 53,353
Total Affiliated Exchange-Traded Funds (Cost $794,442)
a
a
a
692,103
Collateral for Securities Loaned (7.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (d) ........ 48,338,133 48,338
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (d) ............ 48,338,133 48,338
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 48,338,133 48,338
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (d) . 48,338,133 48,339
Total Collateral for Securities Loaned (Cost $193,353)
a
a
a
193,353
Total Investments (Cost $2,613,216) — 106.8% 2,889,246
Liabilities in excess of other assets — (6.8)% (183,036)
NET ASSETS - 100.00% $ 2,706,210
At May 31, 2024, the Fund's investments in foreign securities were 27.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) All or a portion of this security has been segregated as collateral for derivative instruments.
(d) Rate disclosed is the daily yield on May 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 768 6/21/24 $ 41,187,492 $ 41,527,025 $ 339,533
FTSE 100 Index Futures .............. 373 6/21/24 37,027,307 39,375,205 2,347,898
Tokyo Price Index Futures ............ 127 6/13/24 21,700,223 22,387,536 687,313
$ 3,374,744
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 162 6/20/24 $ 20,816,784 $ 20,795,411 $ 21,373
E-Mini Russell 2000 Index Futures ...... 316 6/21/24 33,057,593 32,797,640 259,953
E-Mini S&P 500 Futures .............. 32 6/21/24 8,298,027 8,472,800 (174,773)
Hang Seng Index Futures ............. 78 6/27/24 9,255,668 8,981,471 274,197
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 253 6/20/24 49,019,481 49,545,524 (526,043)
$ (145,293)
Total unrealized appreciation $ 3,930,267
Total unrealized depreciation (700,816)
Total net unrealized appreciation (depreciation) $ 3,229,451

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2024
Dividend
Income
VictoryShares Core Intermediate
Bond ETF ............. $ 518,409 $ — $ — $ — $ — $ (3,596) $ 514,813 $ 4,853
VictoryShares Core Plus
Intermediate Bond ETF .... 121,415 — — — — (794) 120,621 1,352
VictoryShares Emerging Markets
Value Momentum ETF .... 3,081 — — — — 235 3,316 —
VictoryShares Short-Term Bond
ETF .................. 53,192 — — — — 161 53,353 672
$ 696,097 $ — $ — $ — $ — $ (3,994) $ 692,103 $ 6,877

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (15.9%)
Communication Services (0.9%):
AT&T, Inc. ........................................................... 23,460 $ 427
Comcast Corp. , Class A .................................................. 17,285 692
Verizon Communications, Inc. .............................................. 12,552 517
1,636
Consumer Discretionary (1.0%):
D.R. Horton, Inc. ....................................................... 2,080 307
Genuine Parts Co. ...................................................... 872 126
Lennar Corp. , Class A .................................................... 2,411 387
Lowe's Cos., Inc. ....................................................... 2,019 447
PulteGroup, Inc. ........................................................ 2,069 243
The Home Depot, Inc. ................................................... 775 259
1,769
Consumer Staples (1.5%):
Altria Group, Inc. ....................................................... 13,369 618
Archer-Daniels-Midland Co. ............................................... 4,913 307
General Mills, Inc. ...................................................... 1,540 106
Kimberly-Clark Corp. .................................................... 3,286 438
PepsiCo, Inc. .......................................................... 1,156 200
Philip Morris International, Inc. ............................................. 6,749 684
Target Corp. .......................................................... 1,464 229
2,582
Energy (0.2%):
Devon Energy Corp. ..................................................... 6,289 309
ONEOK, Inc. .......................................................... 1,057 86
Valero Energy Corp. ..................................................... 220 34
429
Financials (1.6%):
American Express Co. ................................................... 2,760 662
Ameriprise Financial, Inc. ................................................. 977 427
Cincinnati Financial Corp. ................................................ 1,244 146
Everest Group Ltd. ...................................................... 397 155
JPMorgan Chase & Co. .................................................. 4,437 899
Mastercard, Inc. , Class A ................................................. 745 333
T. Rowe Price Group, Inc. ................................................. 143 17
Visa, Inc. , Class A ...................................................... 1,031 281
2,920
Health Care (2.3%):
AbbVie, Inc. .......................................................... 4,655 751
Bristol-Myers Squibb Co. ................................................. 9,877 406
Cardinal Health, Inc. .................................................... 1,066 106
CVS Health Corp. ...................................................... 9,242 551
Gilead Sciences, Inc. .................................................... 9,427 606
Merck & Co., Inc. ...................................................... 3,605 452
Pfizer, Inc. ............................................................ 23,621 677
The Cigna Group ....................................................... 994 342
UnitedHealth Group, Inc. ................................................. 605 300
4,191
Industrials (1.7%):
A.O. Smith Corp. ....................................................... 1,214 101
Automatic Data Processing, Inc. ............................................ 2,608 639
Caterpillar, Inc. ........................................................ 761 258
Cummins, Inc. ......................................................... 173 49
Fastenal Co. ........................................................... 371 24
FedEx Corp. .......................................................... 1,473 374
Illinois Tool Works, Inc. .................................................. 980 238
Lockheed Martin Corp. ................................................... 514 242

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Masco Corp. .......................................................... 2,137 $ 149
Old Dominion Freight Line, Inc. ............................................ 1,096 192
Paychex, Inc. .......................................................... 207 25
Robert Half, Inc. ....................................................... 1,016 65
United Parcel Service, Inc. , Class B .......................................... 4,323 601
2,957
Information Technology (5.6%):
Accenture PLC , Class A .................................................. 1,782 503
Apple, Inc. ........................................................... 12,029 2,313
Applied Materials, Inc. ................................................... 3,246 698
Broadcom, Inc. ........................................................ 577 767
Cisco Systems, Inc. ..................................................... 11,883 553
Cognizant Technology Solutions Corp. , Class A ................................. 4,510 298
HP, Inc. .............................................................. 2,703 99
KLA Corp. ........................................................... 847 643
Lam Research Corp. ..................................................... 698 651
Microchip Technology, Inc. ................................................ 354 34
Microsoft Corp. ........................................................ 4,840 2,009
NetApp, Inc. .......................................................... 2,010 242
NXP Semiconductors NV ................................................. 1,811 493
QUALCOMM, Inc. ..................................................... 3,691 753
10,056
Materials (0.6%):
Dow, Inc. ............................................................ 6,829 393
LyondellBasell Industries NV , Class A ........................................ 2,497 248
Nucor Corp. ........................................................... 1,734 293
Steel Dynamics, Inc. ..................................................... 1,500 201
1,135
Real Estate (0.3%):
American Tower Corp. ................................................... 76 15
Crown Castle, Inc. ...................................................... 1,118 114
Digital Realty Trust, Inc. .................................................. 808 117
Equinix, Inc. .......................................................... 135 103
Prologis, Inc. .......................................................... 784 87
436
Utilities (0.2%):
Edison International ..................................................... 1,293 99
Evergy, Inc. ........................................................... 2,241 123
NRG Energy, Inc. ....................................................... 2,195 178
400
Total Common Stocks (Cost $23,801)
a
a
a
28,511
Principal Amount
(000)
U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (a) ....................................... $ 1,494 1,478
Total U.S. Treasury Obligations (Cost $1,496)
a
a
a
1,478
Shares
Exchange-Traded Funds (42.8%)
Invesco DB Commodity Index Tracking Fund (b) ................................ 22,900 533
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 35,176 1,789
Invesco FTSE RAFI Emerging Markets ETF (b) ................................. 86,305 1,764
iShares 0-5 Year TIPS Bond ETF ............................................ 14,075 1,401
iShares 1-3 Year Treasury Bond ETF ......................................... 35,334 2,879
iShares 20+ Year Treasury Bond ETF ......................................... 29,830 2,698
iShares 7-10 Year Treasury Bond ETF ........................................ 27,568 2,558

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
iShares Core MSCI Emerging Markets ETF .................................... 12,612 $ 663
iShares Core S&P 500 ETF ................................................ 2,685 1,423
iShares Core S&P Small-Cap ETF ........................................... 24,672 2,705
iShares Core U.S. Aggregate Bond ETF ....................................... 61,795 5,964
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) ......................... 6,576 586
iShares MSCI International Momentum Factor ETF .............................. 71,831 2,834
iShares MSCI International Quality Factor ETF ................................. 81,444 3,255
iShares Russell 2000 ETF (b) ............................................... 13,095 2,695
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 138,896 4,078
Schwab Fundamental International Large Co. Index ETF ........................... 237,343 8,604
Schwab Fundamental International Small Co. Index ETF ........................... 50,100 1,803
SPDR Gold Shares (c) .................................................... 12,645 2,722
SPDR S&P Emerging Markets SmallCap ETF .................................. 7,496 432
VanEck Gold Miners ETF ................................................. 7,621 269
Vanguard FTSE All-World ex-U.S. ETF ....................................... 26,757 1,590
Vanguard FTSE Developed Markets ETF ...................................... 96,616 4,900
Vanguard FTSE Europe ETF (b) ............................................. 52,147 3,642
Vanguard Mortgage-Backed Securities ETF .................................... 62,333 2,803
Vanguard Real Estate ETF ................................................ 7,052 587
Vanguard S&P 500 ETF .................................................. 9,049 4,385
Vanguard Short-Term Corporate Bond ETF .................................... 18,748 1,446
Vanguard Small-Cap Value ETF ............................................ 8,408 1,580
Vanguard Total Stock Market ETF ........................................... 8,764 2,283
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 5,259 271
Xtrackers USD High Yield Corporate Bond ETF ................................. 45,151 1,600
Total Exchange-Traded Funds (Cost $67,497)
a
a
a
76,742
Affiliated Exchange-Traded Funds (40.4%)
VictoryShares Core Intermediate Bond ETF .................................... 1,160,573 53,154
VictoryShares Core Plus Intermediate Bond ETF ................................ 686,365 14,606
VictoryShares Emerging Markets Value Momentum ETF .......................... 9,770 477
VictoryShares Short-Term Bond ETF ......................................... 82,859 4,126
Total Affiliated Exchange-Traded Funds (Cost $82,972)
a
a
a
72,363
Collateral for Securities Loaned (4.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (d) ........ 1,894,022 1,894
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (d) ............ 1,894,022 1,894
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 1,894,022 1,894
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (d) . 1,894,022 1,894
Total Collateral for Securities Loaned (Cost $7,576)
a
a
a
7,576
Total Investments (Cost $183,342) — 104.1% 186,670
Liabilities in excess of other assets — (4.1)% (7,394)
NET ASSETS - 100.00% $ 179,276
At May 31, 2024, the Fund's investments in foreign securities were 21.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security has been segregated as collateral for derivative instruments.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on May 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 36 6/21/24 $ 1,930,664 $ 1,946,580 $ 15,916
FTSE 100 Index Futures .............. 19 6/21/24 1,886,109 2,005,707 119,598
Tokyo Price Index Futures ............ 7 6/13/24 1,196,031 1,233,959 37,928
$ 173,442
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 11 6/20/24 $ 1,413,485 $ 1,412,034 $ 1,451
E-Mini Russell 2000 Index Futures ...... 7 6/21/24 720,209 726,530 (6,321)
E-Mini S&P 500 Futures .............. 6 6/21/24 1,555,880 1,588,650 (32,770)
Hang Seng Index Futures ............. 7 6/27/24 830,637 806,030 24,607
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 14 6/20/24 2,712,540 2,741,649 (29,109)
$ (42,142)
Total unrealized appreciation $ 199,500
Total unrealized depreciation (68,200)
Total net unrealized appreciation (depreciation) $ 131,300
Affiliated  Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2024
Dividend
Income
VictoryShares Core Intermediate
Bond ETF ............. $ 53,525 $ — $ — $ — $ — $ (371) $ 53,154 $ 501
VictoryShares Core Plus
Intermediate Bond ETF .... 14,702 — — — — (96) 14,606 164
VictoryShares Emerging Markets
Value Momentum ETF .... 443 — — — — 34 477 —
VictoryShares Short-Term Bond
ETF .................. 4,114 — — — — 12 4,126 52
$ 72,784 $ — $ — $ — $ — $ (421) $ 72,363 $ 717

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Belgium (0.1%):
Materials (0.1%):
Titan Cement International SA ............................................. 17,886 $ 589
Brazil (5.9%):
Communication Services (0.2%):
TIM SA .............................................................. 399,600 1,207
Consumer Discretionary (0.9%):
Cury Construtora e Incorporadora SA ........................................ 292,000 1,025
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 52,000 189
Smartfit Escola de Ginastica e Danca SA ...................................... 300,900 1,289
Vibra Energia SA ....................................................... 572,231 2,348
4,851
Energy (1.3%):
3R Petroleum Oleo e Gas SA .............................................. 43,600 234
Petroleo Brasileiro SA , ADR ............................................... 417,631 6,494
PRIO SA ............................................................. 27,600 219
6,947
Financials (2.0%):
Banco ABC Brasil SA , Preference Shares ...................................... 255,500 1,051
Banco do Brasil SA ..................................................... 536,190 2,769
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 132,600 275
BB Seguridade Participacoes SA ............................................ 113,600 699
Itau Unibanco Holding SA , ADR ............................................ 342,611 2,052
Pagseguro Digital Ltd. , Class A (a) ........................................... 278,666 3,414
10,260
Industrials (0.7%):
CCR SA ............................................................. 505,920 1,160
Marcopolo SA , Preference Shares ........................................... 1,043,780 1,297
Santos Brasil Participacoes SA ............................................. 443,400 972
3,429
Materials (0.3%):
Vale SA , ADR ......................................................... 133,572 1,610
Real Estate (0.2%):
Multiplan Empreendimentos Imobiliarios SA ................................... 289,400 1,251
Utilities (0.3%):
CPFL Energia SA ....................................................... 154,900 1,006
Energisa SA ........................................................... 24,600 214
Equatorial Energia SA ................................................... 49,100 274
Neoenergia SA ......................................................... 75,300 271
1,765
31,320
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 186,482 351
Real Estate (0.0%):(b)
Cencosud Shopping SA .................................................. 135,977 222
573
China (21.1%):
Communication Services (4.1%):
Baidu, Inc. , Class SW (a) .................................................. 79,150 959
Cloud Music, Inc. (a) (c) ................................................... 26,000 367
Kuaishou Technology , Class W (a) (c) ......................................... 514,400 3,673
Tencent Holdings Ltd. ................................................... 285,263 13,235

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Tencent Music Entertainment Group , ADR ..................................... 228,807 $ 3,306
21,540
Consumer Discretionary (5.3%):
361 Degrees International Ltd. ............................................. 608,000 348
Alibaba Group Holding Ltd. ............................................... 764,604 7,467
Alibaba Group Holding Ltd. , ADR .......................................... 28,046 2,197
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 262,600 1,678
Gree Electric Appliances, Inc. of Zhuhai , Class A ................................ 376,499 2,112
H World Group Ltd. , ADR ................................................ 48,316 1,799
JD.com, Inc. , Class SW .................................................. 38,750 574
JD.com, Inc. , ADR ...................................................... 58,830 1,743
Meituan , Class W (a) (c) ................................................... 334,100 4,553
Midea Group Co. Ltd. , Class A ............................................. 203,600 1,819
MINISO Group Holding Ltd. , ADR .......................................... 89,153 2,005
New Oriental Education & Technology Group, Inc. , ADR (a) ........................ 23,036 1,841
28,136
Consumer Staples (1.3%):
Giant Biogene Holding Co. Ltd. (a) (c) ........................................ 74,800 475
Hengan International Group Co. Ltd. ......................................... 459,000 1,602
Tsingtao Brewery Co. Ltd. , Class H .......................................... 192,000 1,362
Wuliangye Yibin Co. Ltd. , Class A ........................................... 169,400 3,420
6,859
Energy (0.6%):
PetroChina Co. Ltd. , Class H .............................................. 3,124,000 3,203
Financials (4.1%):
Bairong, Inc. (a) (c) ...................................................... 191,000 222
China Construction Bank Corp. , Class H ...................................... 12,355,000 8,769
China Merchants Bank Co. Ltd. , Class H ...................................... 1,315,000 5,892
PICC Property & Casualty Co. Ltd. , Class H ................................... 1,448,000 1,887
Ping An Insurance Group Co. of China Ltd. .................................... 953,000 4,848
21,618
Health Care (1.2%):
Amoy Diagnostics Co. Ltd. , Class A ......................................... 483,560 1,230
China Shineway Pharmaceutical Group Ltd. .................................... 205,000 219
Kangji Medical Holdings Ltd. .............................................. 831,000 642
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 39,700 1,589
Sinopharm Group Co. Ltd. , Class H .......................................... 876,399 2,385
6,065
Industrials (1.6%):
ANE Cayman, Inc. (a) .................................................... 330,000 264
Anhui Expressway Co. Ltd. , Class H ......................................... 1,002,000 1,264
Anhui Heli Co. Ltd. , Class A ............................................... 420,200 1,413
China Communications Services Corp. Ltd. , Class H .............................. 3,152,000 1,516
Greentown Management Holdings Co. Ltd. (c) .................................. 494,000 436
Weichai Power Co. Ltd. , Class H ............................................ 743,000 1,335
ZTO Express Cayman, Inc. , ADR ........................................... 88,994 2,028
8,256
Information Technology (1.2%):
Foxconn Industrial Internet Co. Ltd. ......................................... 596,900 1,883
JinkoSolar Holding Co. Ltd. , ADR (d) ........................................ 5,032 150
Lenovo Group Ltd. ...................................................... 3,024,000 4,356
6,389
Materials (1.7%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 705,000 1,745
China Hongqiao Group Ltd. ............................................... 882,500 1,461
China Nonferrous Mining Corp. Ltd. ......................................... 842,000 809

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Fufeng Group Ltd. ...................................................... 1,051,000 $ 823
Tianshan Aluminum Group Co. Ltd. ......................................... 1,127,600 1,334
Western Mining Co. Ltd. , Class A ........................................... 345,900 889
Zijin Mining Group Co. Ltd. , Class H ........................................ 814,000 1,729
8,790
Real Estate (0.0%):(b)
Poly Property Services Co. Ltd. , Class H ...................................... 37,400 157
111,013
Greece (0.8%):
Consumer Discretionary (0.4%):
JUMBO SA ........................................................... 9,071 260
OPAP SA ............................................................. 107,405 1,707
1,967
Energy (0.3%):
Motor Oil Hellas Corinth Refineries SA ....................................... 63,547 1,797
Financials (0.1%):
National Bank of Greece SA (a) ............................................. 49,965 434
4,198
Hong Kong (2.4%):
Consumer Discretionary (0.5%):
Bosideng International Holdings Ltd. ......................................... 2,316,000 1,340
Man Wah Holdings Ltd. .................................................. 1,452,000 1,209
2,549
Health Care (0.1%):
The United Laboratories International Holdings Ltd. .............................. 354,000 407
Industrials (0.9%):
Pacific Basin Shipping Ltd. ................................................ 3,703,000 1,304
Techtronic Industries Co. Ltd. .............................................. 303,000 3,727
5,031
Information Technology (0.2%):
ASMPT Ltd. .......................................................... 90,300 1,080
Real Estate (0.3%):
Yuexiu Property Co. Ltd. ................................................. 1,996,000 1,451
Utilities (0.4%):
China Water Affairs Group Ltd. ............................................. 418,000 302
Kunlun Energy Co. Ltd. .................................................. 1,576,000 1,644
1,946
12,464
Hungary (1.4%):
Communication Services (0.2%):
Magyar Telekom Telecommunications PLC .................................... 430,120 1,176
Financials (1.0%):
OTP Bank Nyrt ........................................................ 106,192 5,133
Health Care (0.2%):
Richter Gedeon Nyrt .................................................... 48,785 1,238
7,547
India (14.8%):
Communication Services (0.7%):
DB Corp. Ltd. ......................................................... 68,521 249
Indus Towers Ltd. (a) .................................................... 722,195 3,014

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Sun TV Network Ltd. .................................................... 36,195 $ 285
3,548
Consumer Discretionary (1.6%):
Apollo Tyres Ltd. ....................................................... 88,618 493
CIE Automotive India Ltd. (a) .............................................. 66,652 426
Hero MotoCorp Ltd. ..................................................... 38,269 2,351
Kalyan Jewellers India Ltd. ................................................ 120,884 564
Mahindra & Mahindra Ltd. (a) .............................................. 103,536 3,109
Tata Motors Ltd. (a) ..................................................... 129,765 1,438
8,381
Energy (0.8%):
Aegis Logistics Ltd. ..................................................... 47,258 401
Reliance Industries Ltd. .................................................. 111,037 3,810
4,211
Financials (5.2%):
Angel One Ltd. ........................................................ 40,852 1,212
Axis Bank Ltd. ........................................................ 115,913 1,616
CreditAccess Grameen Ltd. (a) ............................................. 18,662 296
Home First Finance Co. India Ltd. (a) (c) ....................................... 110,826 1,088
ICICI Bank Ltd. , ADR ................................................... 530,793 14,193
Jio Financial Services Ltd. (a) .............................................. 106,097 439
LIC Housing Finance Ltd. (a) ............................................... 338,465 2,571
Manappuram Finance Ltd. ................................................ 1,184,472 2,400
Nippon Life India Asset Management Ltd. (c) ................................... 80,983 581
Shriram Finance Ltd. .................................................... 66,844 1,888
The Karur Vysya Bank Ltd. ................................................ 200,599 474
Ujjivan Small Finance Bank Ltd. (c) .......................................... 1,343,892 803
27,561
Health Care (1.0%):
Dr. Reddy's Laboratories Ltd. .............................................. 39,463 2,741
JB Chemicals & Pharmaceuticals Ltd. ........................................ 42,711 907
Narayana Hrudayalaya Ltd. ................................................ 56,855 810
Natco Pharma Ltd. ...................................................... 24,741 297
Strides Pharma Science Ltd. ............................................... 26,433 273
5,028
Industrials (1.0%):
Apar Industries Ltd. ..................................................... 5,903 560
CMS Info Systems Ltd. .................................................. 88,960 474
Elecon Engineering Co. Ltd. ............................................... 62,157 827
Electrosteel Castings Ltd. (a) ............................................... 427,272 826
HG Infra Engineering Ltd. (a) .............................................. 19,345 351
J Kumar Infraprojects Ltd. (a) .............................................. 33,328 302
NCC Ltd. (a) .......................................................... 230,074 793
Quess Corp. Ltd. (c) ..................................................... 60,217 410
Voltamp Transformers Ltd. ................................................ 4,960 670
5,213
Information Technology (0.7%):
Cyient Ltd. (a) ......................................................... 50,865 1,060
Infosys Ltd. , ADR ...................................................... 66,767 1,118
KPIT Technologies Ltd. .................................................. 85,735 1,501
Zensar Technologies Ltd. ................................................. 35,377 259
3,938
Materials (2.9%):
Birla Corp. Ltd. ........................................................ 18,693 316
Jindal Stainless Ltd. ..................................................... 69,030 657
JK Paper Ltd. .......................................................... 141,415 654
Maharashtra Seamless Ltd. ................................................ 93,362 734

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
MOIL Ltd. ............................................................ 106,679 $ 644
PCBL Ltd. ............................................................ 161,843 457
Ratnamani Metals & Tubes Ltd. ............................................ 16,151 659
Shree Digvijay Cement Co. Ltd. ............................................ 504,912 630
Supreme Industries Ltd. .................................................. 21,647 1,372
Surya Roshni Ltd. ...................................................... 124,936 872
Tata Steel Ltd. ......................................................... 1,528,023 3,065
UltraTech Cement Ltd. ................................................... 24,366 2,897
UPL Ltd. ............................................................. 204,897 1,250
Welspun Corp. Ltd. (a) ................................................... 176,162 1,164
15,371
Real Estate (0.1%):
Oberoi Realty Ltd. ...................................................... 15,252 333
Utilities (0.8%):
CESC Ltd. ............................................................ 241,998 428
Power Grid Corp. of India Ltd. ............................................. 893,679 3,326
VA Tech Wabag Ltd. (a) ................................................... 47,656 562
4,316
77,900
Indonesia (2.4%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk , ADR ...................................... 94,524 1,699
Consumer Discretionary (0.1%):
PT Ace Hardware Indonesia Tbk ............................................ 7,713,300 390
Consumer Staples (0.2%):
PT Sumber Alfaria Trijaya Tbk ............................................. 6,041,200 986
Energy (0.1%):
PT AKR Corporindo Tbk ................................................. 2,379,900 235
Financials (1.5%):
PT Bank Mandiri Persero Tbk .............................................. 12,296,980 4,461
PT Bank Rakyat Indonesia Persero Tbk ....................................... 13,125,046 3,519
7,980
Materials (0.2%):
PT Adaro Energy Indonesia Tbk (a) .......................................... 12,479,300 1,115
Real Estate (0.0%):(b)
PT Bumi Serpong Damai Tbk (a) ............................................ 2,868,900 167
12,572
Ireland (1.2%):
Consumer Discretionary (1.2%):
PDD Holdings, Inc. , ADR (a) ............................................... 42,650 6,388
Luxembourg (0.7%):
Materials (0.7%):
Ternium SA , ADR ...................................................... 84,807 3,662
Macau (0.3%):
Consumer Discretionary (0.3%):
Sands China Ltd. (a) ..................................................... 664,400 1,592
Malaysia (0.6%):
Consumer Discretionary (0.2%):
Bermaz Auto Bhd ....................................................... 2,043,500 1,057

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Health Care (0.1%):
KPJ Healthcare Bhd ..................................................... 1,170,300 $ 473
Industrials (0.1%):
My EG Services Bhd .................................................... 2,007,800 470
Materials (0.1%):
Malayan Cement Bhd .................................................... 352,100 390
Real Estate (0.1%):
Eco World Development Group Bhd ......................................... 1,539,900 495
Utilities (0.0%):(b)
Mega First Corp. Bhd .................................................... 350,300 356
3,241
Mexico (4.2%):
Communication Services (0.5%):
America Movil SAB de CV , ADR ........................................... 138,606 2,570
Consumer Staples (0.8%):
Gruma SAB de CV , Class B ............................................... 55,692 1,081
Grupo Comercial Chedraui SA de CV ........................................ 50,152 371
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 1,462,281 3,068
4,520
Energy (0.1%):
Vista Energy SAB de CV , ADR (a) ........................................... 10,994 533
Financials (2.1%):
Banco del Bajio SA (c) ................................................... 89,626 310
Grupo Financiero Banorte SAB de CV , Class O ................................. 869,839 8,275
Qualitas Controladora SAB de CV ........................................... 91,090 1,174
Regional SAB de CV .................................................... 147,207 1,278
11,037
Health Care (0.1%):
Genomma Lab Internacional SAB de CV , Class B ................................ 307,944 322
Materials (0.3%):
GCC SAB de CV ....................................................... 42,066 459
Grupo Mexico SAB de CV , Class B .......................................... 203,381 1,257
1,716
Real Estate (0.3%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 293,088 1,020
FIBRA Macquarie Mexico (c) .............................................. 192,632 361
1,381
22,079
Panama (0.4%):
Industrials (0.4%):
Copa Holdings SA , Class A ................................................ 18,755 1,824
Philippines (0.0%):(b)
Financials (0.0%):(b)
Security Bank Corp. ..................................................... 172,350 217
Poland (0.7%):
Consumer Discretionary (0.3%):
LPP SA .............................................................. 339 1,498
Financials (0.4%):
KRUK SA ............................................................ 3,822 444

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 130,774 $ 1,983
2,427
3,925
Portugal (0.5%):
Energy (0.5%):
Galp Energia SGPS SA ................................................... 124,226 2,612
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 253,826 14
Energy (0.0%):(b)
Gazprom PJSC (a) (e) (f) ................................................... 1,087,480 29
Rosneft Oil Co. PJSC , GDR (a) (e) (f) ......................................... 457,159 —
29
Financials (0.0%):(b)
Moscow Exchange MICEX-RTS PJSC (a) (e) (f) .................................. 196,760 2
Sberbank of Russia PJSC (a) (e) (f) ........................................... 687,954 —
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 329,652 —
2
45
Saudi Arabia (1.6%):
Communication Services (0.5%):
Saudi Telecom Co. ...................................................... 261,100 2,510
Consumer Discretionary (0.3%):
Leejam Sports Co. JSC ................................................... 6,788 359
United Electronics Co. ................................................... 43,718 1,041
1,400
Energy (0.0%):(b)
Aldrees Petroleum and Transport Services Co. .................................. 9,179 274
Financials (0.7%):
Alinma Bank .......................................................... 259,901 2,124
Saudi Awwal Bank ...................................................... 184,321 1,885
4,009
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 13,307 341
8,534
South Africa (1.7%):
Consumer Discretionary (0.3%):
The Foschini Group Ltd. .................................................. 190,936 966
Truworths International Ltd. ............................................... 83,838 341
1,307
Energy (0.0%):(b)
Exxaro Resources Ltd. ................................................... 19,184 186
Financials (0.7%):
Nedbank Group Ltd. ..................................................... 147,738 1,794
Standard Bank Group Ltd. ................................................ 222,327 2,125
3,919
Health Care (0.2%):
Life Healthcare Group Holdings Ltd. ......................................... 1,403,470 827
Industrials (0.3%):
The Bidvest Group Ltd. .................................................. 122,380 1,601

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Materials (0.2%):
African Rainbow Minerals Ltd. ............................................. 27,042 $ 327
Pan African Resources PLC ............................................... 1,793,430 578
905
8,745
South Korea (13.5%):
Communication Services (0.0%):(b)
SOOP Co. Ltd. ......................................................... 2,729 220
Consumer Discretionary (0.6%):
Hyundai Mobis Co. Ltd. .................................................. 9,569 1,492
Kia Corp. ............................................................ 19,472 1,662
Youngone Corp. ........................................................ 2,663 65
3,219
Consumer Staples (0.1%):
Cosmax, Inc. .......................................................... 2,171 267
NongShim Co. Ltd. ..................................................... 1,007 335
602
Financials (1.6%):
DB Insurance Co. Ltd. ................................................... 23,789 1,783
JB Financial Group Co. Ltd. ............................................... 108,469 1,145
KIWOOM Securities Co. Ltd. .............................................. 14,821 1,437
Samsung Securities Co. Ltd. ............................................... 54,523 1,427
Shinhan Financial Group Co. Ltd. ........................................... 75,342 2,585
8,377
Health Care (0.3%):
Classys, Inc. .......................................................... 35,043 1,253
Dentium Co. Ltd. ....................................................... 2,766 225
Hanmi Pharm Co. Ltd. ................................................... 1,032 212
1,690
Industrials (2.5%):
Doosan Bobcat, Inc. ..................................................... 47,018 1,966
GS Holdings Corp. ...................................................... 20,425 645
Hanwha Aerospace Co. Ltd. ............................................... 12,772 1,905
HD Hyundai Electric Co. Ltd. .............................................. 9,862 2,142
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a) ........................ 15,100 1,427
Hyundai Glovis Co. Ltd. .................................................. 1,720 224
Hyundai Rotem Co. Ltd. .................................................. 45,343 1,181
Samsung C&T Corp. .................................................... 16,762 1,641
Samsung E&A Co. Ltd. (a) ................................................ 106,062 1,796
12,927
Information Technology (7.9%):
Douzone Bizon Co. Ltd. .................................................. 8,430 376
HAESUNG DS Co. Ltd. .................................................. 23,966 802
Innox Advanced Materials Co. Ltd. .......................................... 37,966 911
LEENO Industrial, Inc. ................................................... 1,835 356
Psk, Inc. ............................................................. 11,627 267
Samsung Electronics Co. Ltd. .............................................. 456,934 24,211
SK Hynix, Inc. ......................................................... 103,164 14,215
SOLUM Co. Ltd. (a) ..................................................... 16,979 304
41,442
Materials (0.5%):
Dongsung Finetec Co. Ltd. ................................................ 70,101 623
Hyosung TNC Corp. ..................................................... 1,460 426
LOTTE Fine Chemical Co. Ltd. ............................................ 7,996 278
OCI Holdings Co. Ltd. ................................................... 2,716 191
Poongsan Corp. ........................................................ 12,997 580

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Wonik Materials Co. Ltd. ................................................. 25,925 $ 670
2,768
71,245
Taiwan (18.0%):
Communication Services (0.1%):
International Games System Co. Ltd. ......................................... 11,000 345
Consumer Discretionary (0.9%):
Eurocharm Holdings Co. Ltd. .............................................. 164,000 1,133
Lion Travel Service Co. Ltd. (a) ............................................. 68,000 328
Makalot Industrial Co. Ltd. ................................................ 120,000 1,430
Tong Yang Industry Co. Ltd. ............................................... 523,000 1,822
4,713
Health Care (0.4%):
Bora Pharmaceuticals Co. Ltd. ............................................. 64,000 1,512
Lotus Pharmaceutical Co. Ltd. ............................................. 31,000 272
Pegavision Corp. ....................................................... 19,000 278
2,062
Industrials (1.0%):
Airtac International Group ................................................ 74,344 2,353
Chicony Power Technology Co. Ltd. (a) ....................................... 106,000 508
Fortune Electric Co. Ltd. ................................................. 48,000 1,064
Kaori Heat Treatment Co. Ltd. ............................................. 27,000 420
Kinik Co. ............................................................ 42,000 366
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 117,000 429
5,140
Information Technology (15.1%):
Alchip Technologies Ltd. ................................................. 3,000 268
ASE Technology Holding Co. Ltd. , ADR ...................................... 395,900 4,268
ASE Technology Holding Co. Ltd. ........................................... 627,000 3,045
AURAS Technology Co. Ltd. .............................................. 12,000 327
Chicony Electronics Co. Ltd. .............................................. 58,000 336
Compeq Manufacturing Co. Ltd. ............................................ 1,364,000 3,099
Elite Material Co. Ltd. ................................................... 215,000 2,725
Genius Electronic Optical Co. Ltd. .......................................... 26,000 427
Getac Holdings Corp. .................................................... 171,000 604
Gold Circuit Electronics Ltd. (a) ............................................. 407,100 2,517
King Yuan Electronics Co. Ltd. ............................................. 1,008,000 2,761
Lotes Co. Ltd. ......................................................... 72,000 3,594
MediaTek, Inc. ......................................................... 217,000 8,311
Novatek Microelectronics Corp. ............................................ 102,000 1,881
Phison Electronics Corp. .................................................. 21,000 388
Powertech Technology, Inc. ................................................ 66,000 365
Radiant Opto-Electronics Corp. ............................................. 83,000 506
Sercomm Corp. ........................................................ 91,000 333
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,449,000 37,113
Unimicron Technology Corp. .............................................. 437,000 2,484
Wistron NeWeb Corp. .................................................... 74,865 362
Wiwynn Corp. ......................................................... 27,000 2,067
Yageo Corp. ........................................................... 96,000 1,971
79,752
Materials (0.5%):
Allied Supreme Corp. .................................................... 34,000 411
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 340,000 1,713
Tung Ho Steel Enterprise Corp. ............................................. 396,000 845
2,969
94,981

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Thailand (2.0%):
Consumer Staples (0.6%):
CP ALL PCL-NVDR .................................................... 1,338,300 $ 2,095
Ichitan Group PCL ...................................................... 2,249,800 1,041
3,136
Energy (0.7%):
PTT Exploration & Production PCL , Class F ................................... 277,600 1,167
PTT Exploration & Production PCL-NVDR .................................... 508,400 2,138
Thai Oil PCL .......................................................... 171,900 243
3,548
Health Care (0.4%):
Bangkok Dusit Medical Services PCL-NVDR .................................. 2,723,200 2,000
Mega Lifesciences PCL-NVDR ............................................. 234,600 256
2,256
Materials (0.2%):
TOA Paint Thailand PCL-NVDR ............................................ 1,702,000 1,061
Real Estate (0.0%):(b)
Sansiri PCL-NVDR ..................................................... 5,022,700 218
Utilities (0.1%):
TTW PCL-NVDR ...................................................... 946,800 234
10,453
Turkey (1.5%):
Consumer Staples (0.6%):
BIM Birlesik Magazalar AS ............................................... 174,072 2,594
Coca-Cola Icecek AS .................................................... 29,082 687
3,281
Financials (0.5%):
Turkiye Sigorta AS ...................................................... 453,857 1,069
Yapi ve Kredi Bankasi AS ................................................. 1,367,101 1,373
2,442
Health Care (0.2%):
MLP Saglik Hizmetleri AS (a) (c) ............................................ 120,949 1,015
Industrials (0.2%):
Pegasus Hava Tasimaciligi AS (a) ............................................ 162,443 1,021
Tekfen Holding AS (a) .................................................... 119,803 195
1,216
7,954
United Arab Emirates (0.9%):
Financials (0.3%):
Emirates NBD Bank PJSC ................................................ 450,192 1,907
Industrials (0.1%):
Air Arabia PJSC (a) ...................................................... 673,156 425
Real Estate (0.5%):
Emaar Development PJSC ................................................ 245,554 497
Emaar Properties PJSC ................................................... 1,004,265 2,094
2,591
4,923
United Kingdom (0.6%):
Consumer Staples (0.4%):
Unilever PLC (a) ....................................................... 80,094 2,209

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 4,261
Mobile TeleSystems PJSC , ADR .................................
4/4/2016
2,117
Moscow Exchange MICEX-RTS PJSC ............................
5/4/2020
331
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
2,920
Sberbank of Russia PJSC ......................................
3/2/2015
800
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
4,362
Security Description Shares
Value
(000)
Health Care (0.2%):
Hikma Pharmaceuticals PLC ............................................... 42,999 $ 1,063
3,272
United States (0.5%):
Consumer Discretionary (0.5%):
Samsonite International SA (a) (c) ............................................ 328,800 1,045
SharkNinja, Inc. ........................................................ 18,377 1,408
2,453
Uruguay (0.3%):
Consumer Discretionary (0.3%):
MercadoLibre, Inc. (a) .................................................... 801 1,382
Total Common Stocks (Cost $417,864) 517,703
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares MSCI Emerging Markets Small-Cap ETF ................................ 15,029 906
Total Exchange-Traded Funds (Cost $906) 906
Collateral for Securities Loaned (0.0%)^(b)
United States (0.0%):(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (g) ........ 38,603 38
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (g) ............ 38,603 38
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (g) ............... 38,603 39
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (g) . 38,603 39
Total Collateral for Securities Loaned (Cost $154) 154
Total Investments (Cost $418,924) — 98.4% 518,763
Other assets in excess of liabilities — 1.6% 8,693
NET ASSETS - 100.00% $ 527,456
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was $15,339
(thousands) and amounted to 2.9% of net assets.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at May 31, 2024 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of May 31, 2024.
(g) Rate disclosed is the daily yield on May 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.4%)
Australia (0.5%):
Consumer Discretionary (0.5%):
Wesfarmers Ltd. ........................................................ 7,053 $ 306
Bermuda (0.4%):
Financials (0.4%):
Everest Group Ltd. ...................................................... 622 243
Canada (2.3%):
Energy (0.5%):
Canadian Natural Resources Ltd. ............................................ 4,031 310
Financials (1.8%):
Bank of Montreal ....................................................... 4,995 446
Manulife Financial Corp. ................................................. 13,095 340
Sun Life Financial, Inc. .................................................. 6,381 320
1,106
1,416
France (1.1%):
Consumer Discretionary (0.2%):
Hermes International SCA ................................................ 61 145
Health Care (0.3%):
Sanofi SA (a) .......................................................... 1,917 187
Industrials (0.6%):
Cie de Saint-Gobain SA .................................................. 4,034 356
688
Germany (3.2%):
Consumer Discretionary (0.6%):
Mercedes-Benz Group AG ................................................ 3,647 265
Volkswagen AG , Preference Shares .......................................... 947 119
384
Financials (1.1%):
Allianz SE , Registered Shares .............................................. 2,330 682
Industrials (0.5%):
DHL Group ........................................................... 6,988 294
Materials (0.3%):
Heidelberg Materials AG ................................................. 1,861 195
Utilities (0.7%):
E.ON SE ............................................................. 32,497 435
1,990
Hong Kong (0.2%):
Industrials (0.2%):
Techtronic Industries Co. Ltd. .............................................. 10,500 129
Italy (0.5%):
Financials (0.2%):
Banco BPM SpA ....................................................... 17,311 125
Utilities (0.3%):
Enel SpA ............................................................. 23,593 171
296
Japan (10.7%):
Communication Services (0.9%):
KDDI Corp. ........................................................... 11,300 312

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Nippon Telegraph & Telephone Corp. ........................................ 239,600 $ 235
547
Consumer Discretionary (0.3%):
Subaru Corp. .......................................................... 8,500 190
Financials (3.7%):
Mizuho Financial Group, Inc. .............................................. 18,500 379
ORIX Corp. ........................................................... 17,100 373
Sompo Holdings, Inc. .................................................... 12,000 254
Sumitomo Mitsui Financial Group, Inc. ....................................... 8,500 556
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 8,600 200
Tokio Marine Holdings, Inc. ............................................... 15,500 537
2,299
Health Care (0.7%):
Chugai Pharmaceutical Co. Ltd. ............................................ 9,500 289
Hoya Corp. ........................................................... 1,100 134
423
Industrials (2.7%):
Hitachi Ltd. ........................................................... 2,200 227
Komatsu Ltd. .......................................................... 8,700 256
Mitsubishi Corp. ....................................................... 21,200 447
Mitsui & Co. Ltd. ....................................................... 6,800 346
Sumitomo Corp. ........................................................ 8,800 229
Toyota Tsusho Corp. ..................................................... 3,000 183
1,688
Information Technology (1.9%):
Canon, Inc. (a) ......................................................... 10,500 306
Fujitsu Ltd. ........................................................... 11,000 159
NEC Corp. ........................................................... 3,400 253
TDK Corp. ........................................................... 4,300 216
Tokyo Electron Ltd. ..................................................... 1,100 234
1,168
Materials (0.2%):
Nitto Denko Corp. ...................................................... 1,900 145
Utilities (0.3%):
The Kansai Electric Power Co., Inc. .......................................... 10,100 183
6,643
Netherlands (2.2%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 47,163 177
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 8,966 278
Industrials (0.3%):
Wolters Kluwer NV ..................................................... 1,242 198
Information Technology (1.1%):
NXP Semiconductors NV ................................................. 2,540 691
1,344
Spain (1.5%):
Financials (1.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 63,221 686
Banco Santander SA ..................................................... 46,470 245
931

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Sweden (0.7%):
Industrials (0.7%):
Volvo AB , Class B ...................................................... 17,389 $ 468
Switzerland (4.9%):
Consumer Discretionary (0.5%):
Garmin Ltd. ........................................................... 1,867 306
Financials (0.5%):
Partners Group Holding AG ............................................... 204 274
Health Care (2.1%):
Novartis AG , Registered Shares ............................................. 7,674 795
Roche Holding AG ...................................................... 2,057 525
1,320
Information Technology (0.4%):
Logitech International SA , Class R .......................................... 2,314 232
Materials (1.4%):
Glencore PLC ......................................................... 66,558 410
Holcim AG ........................................................... 5,391 474
884
3,016
United Kingdom (3.5%):
Consumer Staples (1.3%):
British American Tobacco PLC ............................................. 6,605 204
Imperial Brands PLC .................................................... 11,431 284
Tesco PLC ............................................................ 84,267 335
823
Financials (0.3%):
HSBC Holdings PLC .................................................... 24,057 215
Health Care (0.3%):
GSK PLC ............................................................ 7,672 172
Industrials (1.0%):
Ferguson PLC ......................................................... 1,028 211
RELX PLC ........................................................... 8,725 383
594
Utilities (0.6%):
SSE PLC (b) ........................................................... 15,348 345
2,149
United States (67.7%):
Communication Services (2.0%):
Comcast Corp. , Class A .................................................. 13,967 559
Omnicom Group, Inc. .................................................... 2,412 224
Verizon Communications, Inc. .............................................. 10,666 439
1,222
Consumer Discretionary (3.4%):
D.R. Horton, Inc. ....................................................... 1,563 231
Lennar Corp. , Class A .................................................... 3,558 571
Lowe's Cos., Inc. ....................................................... 1,615 357
PulteGroup, Inc. ........................................................ 2,087 245
The Home Depot, Inc. ................................................... 2,067 692
2,096
Consumer Staples (9.0%):
Altria Group, Inc. ....................................................... 20,515 949
Archer-Daniels-Midland Co. ............................................... 4,851 303

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Colgate-Palmolive Co. ................................................... 9,218 $ 857
General Mills, Inc. ...................................................... 2,061 142
Molson Coors Beverage Co. , Class B ......................................... 2,702 148
PepsiCo, Inc. .......................................................... 1,760 304
Philip Morris International, Inc. ............................................. 5,425 550
Target Corp. .......................................................... 3,740 584
The Clorox Co. ........................................................ 1,415 186
The Coca-Cola Co. ...................................................... 2,481 156
The Kroger Co. ........................................................ 9,112 477
The Procter & Gamble Co. ................................................ 5,537 911
5,567
Energy (4.4%):
ConocoPhillips ........................................................ 3,019 352
Coterra Energy, Inc. ..................................................... 5,922 169
Devon Energy Corp. ..................................................... 7,326 359
EOG Resources, Inc. .................................................... 3,250 405
Marathon Petroleum Corp. ................................................ 3,131 553
Ovintiv, Inc. .......................................................... 3,699 191
Phillips 66 ............................................................ 1,639 233
Valero Energy Corp. ..................................................... 3,030 476
2,738
Financials (9.3%):
American Express Co. ................................................... 2,246 539
American Financial Group, Inc. ............................................. 1,016 132
American International Group, Inc. .......................................... 6,163 486
Ameriprise Financial, Inc. ................................................. 1,444 630
Assurant, Inc. ......................................................... 750 130
Capital One Financial Corp. ............................................... 1,265 174
Cboe Global Markets, Inc. ................................................ 1,506 260
Fidelity National Financial, Inc. ............................................ 3,673 185
Huntington Bancshares, Inc. ............................................... 18,002 251
JPMorgan Chase & Co. .................................................. 1,940 393
Mastercard, Inc. , Class A ................................................. 1,232 551
Prudential Financial, Inc. ................................................. 4,036 486
Synchrony Financial ..................................................... 5,914 259
T. Rowe Price Group, Inc. ................................................. 2,786 328
The Bank of New York Mellon Corp. ......................................... 5,230 312
The Goldman Sachs Group, Inc. ............................................ 873 399
The Western Union Co. ................................................... 18,329 235
5,750
Health Care (7.5%):
AbbVie, Inc. .......................................................... 5,077 819
Amgen, Inc. ........................................................... 483 148
Bristol-Myers Squibb Co. ................................................. 3,256 134
Cardinal Health, Inc. .................................................... 3,592 357
Cencora, Inc. .......................................................... 550 125
CVS Health Corp. ...................................................... 2,630 157
Elevance Health, Inc. .................................................... 654 352
Eli Lilly & Co. ......................................................... 234 192
Gilead Sciences, Inc. .................................................... 4,271 274
Johnson & Johnson ..................................................... 2,472 363
Merck & Co., Inc. ...................................................... 4,242 532
Pfizer, Inc. ............................................................ 7,704 221
Quest Diagnostics, Inc. ................................................... 1,116 158
Royalty Pharma PLC , Class A .............................................. 5,418 148
Stryker Corp. .......................................................... 450 153
The Cigna Group ....................................................... 1,129 389
UnitedHealth Group, Inc. ................................................. 278 138
4,660

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Industrials (7.8%):
3M Co. .............................................................. 4,695 $ 470
Caterpillar, Inc. ........................................................ 1,496 506
Cummins, Inc. ......................................................... 1,609 453
Expeditors International of Washington, Inc. .................................... 2,116 256
Fastenal Co. ........................................................... 5,113 337
Illinois Tool Works, Inc. .................................................. 1,208 293
Leidos Holdings, Inc. .................................................... 1,240 182
Lennox International, Inc. ................................................. 419 211
Lockheed Martin Corp. ................................................... 681 320
Masco Corp. .......................................................... 3,186 223
Owens Corning ........................................................ 1,268 230
PACCAR, Inc. ......................................................... 4,273 459
Paychex, Inc. .......................................................... 2,110 254
United Parcel Service, Inc. , Class B .......................................... 2,373 330
W.W. Grainger, Inc. ..................................................... 360 332
4,856
Information Technology (16.1%):
Apple, Inc. ........................................................... 8,403 1,615
Applied Materials, Inc. ................................................... 2,789 600
Broadcom, Inc. ........................................................ 509 676
Cisco Systems, Inc. ..................................................... 18,658 868
Cognizant Technology Solutions Corp. , Class A ................................. 7,136 472
Hewlett Packard Enterprise Co. ............................................. 18,564 328
HP, Inc. .............................................................. 8,936 326
KLA Corp. ........................................................... 471 358
Lam Research Corp. ..................................................... 494 461
Microsoft Corp. ........................................................ 3,489 1,448
NetApp, Inc. .......................................................... 3,003 362
NVIDIA Corp. ......................................................... 323 354
QUALCOMM, Inc. ..................................................... 5,965 1,217
Seagate Technology Holdings PLC .......................................... 2,836 264
TE Connectivity Ltd. .................................................... 4,113 616
9,965
Materials (5.3%):
Avery Dennison Corp. ................................................... 1,149 262
CF Industries Holdings, Inc. ............................................... 2,771 221
Dow, Inc. ............................................................ 5,155 297
Linde PLC ............................................................ 1,075 468
LyondellBasell Industries NV , Class A ........................................ 3,772 375
Nucor Corp. ........................................................... 2,899 490
Packaging Corp. of America ............................................... 1,303 239
Reliance, Inc. .......................................................... 831 250
RPM International, Inc. .................................................. 1,083 121
Steel Dynamics, Inc. ..................................................... 2,251 301
The Sherwin-Williams Co. ................................................ 747 227
3,251
Utilities (2.9%):
Duke Energy Corp. ...................................................... 4,716 489
Entergy Corp. ......................................................... 3,017 339
NRG Energy, Inc. ....................................................... 3,221 261
OGE Energy Corp. ...................................................... 6,617 240
Public Service Enterprise Group, Inc. ......................................... 6,363 482
1,811
41,916
Total Common Stocks (Cost $48,583) 61,535

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Rights (0.0%)(c)
Netherlands (0.0%):(c)
Industrials (0.0%):(c)
Wolters Kluwer NV , Expires 6/4/24 (b) ........................................ 1,242 $ 2
Total Rights (Cost $2) 2
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (d) ........ 30,522 30
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (d) ............ 30,522 30
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 30,522 31
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (d) . 30,522 31
Total Collateral for Securities Loaned (Cost $122) 122
Total Investments (Cost $48,707) — 99.6% 61,659
Other assets in excess of liabilities — 0.4% 245
NET ASSETS - 100.00% $ 61,904
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on May 31, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (2.1%)
ABS Other (1.1%):
CenterPoint Energy Transition Bond Co. IV LLC , Series 2012-1 , Class A3 , 3 .03% , 10/15/25 . $ 716 $ 709
Consumers 2014 Securitization Funding LLC , Series 2014-A , Class A3 , 3 .53% , 5/1/29 ..... 3,450 3,309
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000 3,735
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 3,675 3,127
10,880
Agency ABS Other (1.0%):
Nelnet Student Loan Trust ................................................
Series 2006-3 , Class B , 5 .86% ( SOFR90A + 51 bps ) , 6/25/41 , Callable 9/25/24 @ 100 (a) 1,319 1,231
Series 2015-3A , Class A2 , 6 .04% ( SOFR30A + 71 bps ) , 2/27/51 , Callable 9/25/31 @
100 (a) (b) ......................................................... 1,345 1,338
Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 8/25/33 @ 100 (b) .............. 4,349 3,936
SLM Student Loan Trust ..................................................
Series 2006-4 , Class B , 5 .81% ( SOFR90A + 46 bps ) , 1/25/70 , Callable 4/25/32 @ 100 (a) 2,351 2,218
Series 2013-6 , Class A3 , 6 .09% ( SOFR30A + 76 bps ) , 6/26/28 , Callable 7/25/31 @ 100 (a) 1,833 1,811
10,534
Total Asset-Backed Securities (Cost $22,529)
a
a
a
21,414
Collateralized Mortgage Obligations (16.8%)
Agency CMO Floating (0.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 3134 , Class FA , 5 .74% ( SOFR30A + 41 bps ) , 3/15/36 (a) ................... 310 306
Series 4023 , Class PF , 5 .99% ( SOFR30A + 66 bps ) , 10/15/41 (a) ................... 282 281
Federal National Mortgage Association .......................................
Series 2005-29 , Class FY , 5 .74% ( SOFR30A + 41 bps ) , 4/25/35 (a) ................. 543 537
Series 2007-84 , Class F , 5 .74% ( SOFR30A + 41 bps ) , 8/25/37 (a) .................. 342 337
1,461
Agency CMO Other (3.3%):
Federal Home Loan Mortgage Corporation .....................................
Series 4623 , Class H , 2 .50% , 11/15/44 .................................... 1,058 939
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 3,616 3,589
Federal National Mortgage Association .......................................
Series 2012-100 , Class BA , 1 .50% , 9/25/27 ................................ 161 153
Series 2012-102 , Class GA , 1 .38% , 9/25/27 ................................ 262 248
Series 2012-103 , Class HB , 1 .50% , 9/25/27 ................................ 183 173
Series 2012-107 , Class GC , 1 .50% , 10/25/27 ............................... 245 233
Series 2012-73 , Class DC , 1 .50% , 7/25/27 ................................. 435 414
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,233 1,222
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,679 2,279
Series 2022-68 , Class WQ , 3 .62% , 5/20/50 (c) .............................. 4,146 3,859
Series 2022-90 , Class QU , 4 .00% , 11/20/49 ................................ 5,396 4,967
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 3,825 3,802
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 1,850 1,855
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,957 1,936
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 1,927 1,915
Series 2023-53 , Class QA , 5 .00% , 6/20/49 ................................. 3,603 3,549
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 2,951 2,830
33,963
Agency Commercial MBS (13.3%):
Federal Home Loan Mortgage Corporation .....................................
Series K045 , Class A2 , 3 .02% , 1/25/25 , Callable 3/25/25 @ 100 ................. 2,607 2,564
Series K049 , Class A2 , 3 .01% , 7/25/25 , Callable 8/25/25 @ 100 ................. 3,991 3,889
Series K051 , Class A2 , 3 .31% , 9/25/25 , Callable 10/25/25 @ 100 ................ 10,000 9,750
Series K052 , Class A1 , 2 .60% , 1/25/25 , Callable 1/25/26 @ 100 ................. 384 379
Series K056 , Class A1 , 2 .20% , 7/25/25 , Callable 6/25/26 @ 100 ................. 578 567
Series K057 , Class A2 , 2 .57% , 7/25/26 , Callable 8/25/26 @ 100 ................. 7,000 6,663

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series K080 , Class A2 , 3 .93% , 7/25/28 , Callable 8/25/28 @ 100 (c) ............... $ 15,000 $ 14,412
Series K126 , Class A2 , 2 .07% , 1/25/31 , Callable 5/25/31 @ 100 ................. 2,860 2,407
Series K136 , Class A2 , 2 .13% , 11/25/31 , Callable 12/25/31 @ 100 ................ 5,000 4,134
Series K141 , Class A2 , 2 .25% , 2/25/32 , Callable 2/25/32 @ 100 ................. 2,000 1,661
Series K142 , Class A2 , 2 .40% , 3/25/32 , Callable 3/25/32 @ 100 ................. 3,000 2,514
Series K143 , Class A2 , 2 .35% , 3/25/32 , Callable 4/25/32 @ 100 ................. 5,000 4,171
Series K144 , Class A2 , 2 .45% , 4/25/32 , Callable 5/25/32 @ 100 ................. 5,183 4,349
Series K145 , Class A2 , 2 .58% , 5/25/32 , Callable 6/25/32 @ 100 ................. 3,423 2,896
Series K147 , Class A2 , 3 .00% , 6/25/32 , Callable 6/25/32 @ 100 (c) ............... 3,000 2,616
Series K727 , Class A2 , 2 .95% , 7/25/24 , Callable 10/25/24 @ 100 ................ 9,970 9,915
Series K730 , Class A2 , 3 .59% , 1/25/25 , Callable 2/25/25 @ 100 ................. 4,726 4,669
Series K733 , Class AM , 3 .75% , 9/25/25 , Callable 1/25/26 @ 100 ................. 5,000 4,891
Series KC03 , Class A2 , 3 .50% , 1/25/26 , Callable 1/25/26 @ 100 ................. 8,012 7,806
Series KPLB2 , Class A , 4 .83% , 6/25/33 , Callable 6/25/33 @ 100 (d) ............... 5,000 4,941
Federal National Mortgage Association .......................................
Series 2015-M13 , Class A2 , 2 .70% , 6/25/25 (c) .............................. 1,566 1,526
Series 2017-M12 , Class A2 , 3 .06% , 6/25/27 (c) .............................. 3,981 3,773
Series 2017-M8 , Class A2 , 3 .06% , 5/25/27 (c) ............................... 6,571 6,232
Series 2018-M10 , Class A2 , 3 .36% , 7/25/28 (c) .............................. 8,024 7,590
Series 2018-M4 , Class A2 , 3 .06% , 3/25/28 (c) ............................... 2,145 2,015
Series 2022-M12 , Class A , 3 .10% , 12/25/28 (c) .............................. 5,982 5,515
Series 2022-M13 , Class A2 , 2 .59% , 6/25/32 ................................ 8,671 7,342
Series 2023-M4 , Class A2 , 3 .77% , 8/25/32 (c) ............................... 4,000 3,686
Series 22-M3 , Class A2 , 1 .71% , 11/25/31 (c) ................................ 4,000 3,198
136,071
Total Collateralized Mortgage Obligations (Cost $175,067)
a
a
a
171,495
Corporate Bonds (0.7%)
Energy (0.3%):
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,500 3,466
Utilities (0.4%):
Tennessee Valley Authority , 3 .50% , 12/15/42 ................................... 5,000 4,067
Total Corporate Bonds (Cost $7,821)
a
a
a
7,533
Municipal Bonds (0.5%)
Hawaii (0.0%):(e)
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 130 125
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .15% , 2/1/33 .............................................. 3,000 2,864
Series A , 4 .28% , 2/1/36 .............................................. 2,000 1,867
4,731
Total Municipal Bonds (Cost $5,135)
a
a
a
4,856
U.S. Government Agency Mortgages (47.2%)
Federal Farm Credit Banks Funding Corporation
5 .93% , 7/14/33 .................................................... 2,500 2,486
2 .55% , 12/21/34 .................................................... 3,000 2,357
2 .20% , 9/2/36 ..................................................... 2,000 1,448
6 .00% , 1/25/38 .................................................... 5,000 4,927
11,218
Federal Home Loan Banks
1 .00% , 8/16/27 (c) (f) ................................................. 1,000 908
5 .50% , 9/20/27 .................................................... 3,800 3,788

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
6 .00% , 1/29/35 .................................................... $ 1,500 $ 1,485
6,181
Federal Home Loan Mortgage Corporation
6 .00% , 4/23/29 - 2/1/54 .............................................. 5,904 5,907
3 .00% , 3/1/32 - 5/1/52 ............................................... 15,485 13,691
3 .50% , 10/1/33 - 7/1/52 .............................................. 15,587 14,068
4 .00% , 10/1/33 - 9/1/52 .............................................. 20,183 18,774
5 .50% , 12/1/35 - 6/1/53 .............................................. 11,834 11,711
1 .50% , 4/1/37 ..................................................... 3,221 2,736
5 .00% , 3/1/38 - 6/1/53 ............................................... 34,450 33,341
4 .50% , 11/1/42 - 10/1/52 .............................................. 10,049 9,475
4 .00% ( SOFR30A + 227 bps ) , 8/1/52 (a) .................................... 6,753 6,433
6 .50% , 2/1/53 ..................................................... 3,502 3,562
119,698
Federal National Mortgage Association
3 .00% , 2/1/27 - 2/1/52 ............................................... 18,144 15,626
1 .64% , 9/1/31 ..................................................... 1,250 997
5 .00% , 12/1/35 - 4/1/53 .............................................. 16,583 16,116
5 .50% , 11/1/37 - 8/1/53 .............................................. 7,647 7,546
4 .50% , 1/1/38 - 9/1/52 ............................................... 33,294 31,341
4 .00% , 4/1/38 - 9/1/52 ............................................... 40,999 37,581
6 .00% , 5/1/38 - 9/1/53 ............................................... 1,937 1,949
2 .50% , 6/1/41 - 3/1/52 ............................................... 21,076 17,372
3 .50% , 1/1/42 - 7/1/52 ............................................... 34,464 30,711
2 .44% , 10/1/51 .................................................... 3,000 1,857
2 .00% , 11/1/51 - 12/1/51 .............................................. 25,377 19,727
180,823
Government National Mortgage Association
4 .50% , 9/15/24 - 9/20/53 ............................................. 21,790 20,837
7 .00% , 5/15/27 - 7/15/32 ............................................. 350 360
8 .00% , 5/15/27 - 9/15/30 ............................................. 131 136
7 .50% , 2/15/28 - 11/15/31 ............................................. 97 100
6 .00% , 4/15/28 - 10/20/53 ............................................. 16,957 17,180
6 .50% , 5/15/28 - 8/20/34 ............................................. 1,125 1,159
6 .75% , 5/15/28 .................................................... 3 3
5 .50% , 4/20/33 - 2/20/54 ............................................. 30,310 30,225
5 .00% , 5/20/33 - 9/20/53 ............................................. 15,071 14,747
4 .00% , 7/15/40 - 11/20/40 ............................................. 1,890 1,782
2 .50% , 2/20/50 - 7/20/53 ............................................. 35,638 29,744
3 .00% , 8/20/51 - 10/20/51 ............................................. 17,171 14,851
3 .50% , 6/20/52 .................................................... 2,587 2,279
6 .50% , 1/20/54 .................................................... 7,903 8,021
141,424
Small Business Administration Pools
5 .65% ( PRIME - 285 bps ) , 9/25/31 (a) ..................................... 3,086 3,071
8 .13% ( PRIME - 38 bps ) , 2/25/32 (a) ...................................... 3,178 3,315
9 .37% ( PRIME + 88 bps ) , 2/25/32 (a) ...................................... 2,494 2,665
10 .09% ( PRIME + 159 bps ) , 2/25/32 (a) .................................... 2,644 2,880
8 .62% ( PRIME + 13 bps ) , 6/25/32 (a) ...................................... 2,508 2,638
6 .00% ( PRIME - 250 bps ) , 9/25/32 (a) ..................................... 3,100 3,123
6 .75% ( PRIME - 175 bps ) , 10/25/34 (a) ..................................... 1,160 1,186
18,878
Federal Farm Credit Banks Funding Corporation
6 .00% , 6/5/34 ..................................................... 4,000 3,996
Total U.S. Government Agency Mortgages (Cost $515,436)
a
a
a
482,218
U.S. Treasury Obligations (30.9%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 5,000 5,149
1 .75% , 8/15/41 .................................................... 7,000 4,565

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
2 .00% , 11/15/41 .................................................... $ 5,000 $ 3,389
3 .38% , 8/15/42 .................................................... 5,000 4,177
3 .75% , 11/15/43 .................................................... 6,000 5,245
U.S. Treasury Notes
0 .38% , 8/15/24 .................................................... 5,000 4,951
2 .13% , 11/30/24 .................................................... 4,000 3,938
2 .00% , 2/15/25 .................................................... 4,000 3,910
2 .13% , 5/15/25 .................................................... 4,500 4,373
0 .38% , 1/31/26 .................................................... 6,000 5,564
3 .63% , 5/15/26 .................................................... 5,200 5,079
0 .75% , 5/31/26 .................................................... 4,000 3,690
1 .38% , 8/31/26 .................................................... 7,000 6,493
1 .63% , 10/31/26 .................................................... 7,000 6,503
1 .88% , 2/28/27 .................................................... 5,000 4,639
2 .75% , 4/30/27 .................................................... 10,000 9,480
2 .63% , 5/31/27 .................................................... 10,500 9,906
3 .13% , 8/31/27 .................................................... 13,000 12,412
4 .13% , 9/30/27 .................................................... 3,000 2,954
1 .13% , 2/29/28 .................................................... 3,000 2,646
1 .25% , 4/30/28 .................................................... 5,000 4,410
2 .88% , 5/15/28 .................................................... 10,000 9,394
1 .25% , 5/31/28 .................................................... 5,000 4,399
1 .00% , 7/31/28 .................................................... 3,000 2,599
1 .13% , 8/31/28 .................................................... 5,000 4,345
1 .25% , 9/30/28 .................................................... 3,500 3,052
1 .38% , 10/31/28 .................................................... 8,200 7,172
2 .63% , 2/15/29 .................................................... 7,000 6,442
2 .38% , 3/31/29 .................................................... 8,850 8,034
2 .88% , 4/30/29 .................................................... 10,000 9,284
2 .38% , 5/15/29 .................................................... 7,000 6,343
2 .75% , 5/31/29 .................................................... 9,500 8,758
3 .88% , 11/30/29 .................................................... 9,000 8,722
3 .88% , 12/31/29 .................................................... 8,000 7,749
3 .50% , 1/31/30 .................................................... 2,000 1,899
0 .88% , 11/15/30 .................................................... 15,000 11,993
1 .63% , 5/15/31 .................................................... 10,000 8,305
1 .25% , 8/15/31 .................................................... 27,000 21,668
2 .88% , 5/15/32 .................................................... 13,000 11,596
4 .13% , 11/15/32 .................................................... 30,000 29,217
3 .50% , 2/15/33 .................................................... 15,000 13,929
3 .38% , 5/15/33 .................................................... 18,000 16,523
Total U.S. Treasury Obligations (Cost $336,169)
a
a
a
314,896
Shares
Investment Companies (0.1%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .17% (g) ............ 1,331,012 1,331
Total Investment Companies (Cost $1,331)
a
a
a
1,331
Principal Amount
(000)
Repurchase Agreements (2.4%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 5 .30% , purchased on
5/31/24, with a maturity date of 6/3/24, with a value of $24,000 (Collateralized by U.S.
Treasury Bond , 3.63%, due 5/15/53, with a value of $24,480) ....................... 24,000 24,000
Total Repurchase Agreements (Cost $24,000)
a
a
a
24,000
Total Investments (Cost $1,087,488) — 100.7% 1,027,743
Liabilities in excess of other assets — (0.7)% (7,149)
NET ASSETS - 100.00% $ 1,020,594
(a) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2024.

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Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was $5,274
(thousands) and amounted to 0.5% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at May 31, 2024.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Rate disclosed is the daily yield on May 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of May 31, 2024.
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of May 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of May 31, 2024.

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (47.9%)
Communication Services (4.6%):
Alphabet, Inc. , Class A (a) ................................................. 56,780 $ 9,795
Alphabet, Inc. , Class C (a) ................................................. 53,152 9,246
AT&T, Inc. ........................................................... 7,038 128
Charter Communications, Inc. , Class A (a) ..................................... 195 56
Comcast Corp. , Class A .................................................. 29,196 1,169
Electronic Arts, Inc. ..................................................... 2,332 310
Live Nation Entertainment, Inc. (a) ........................................... 1,692 159
Meta Platforms, Inc. , Class A .............................................. 22,559 10,531
Netflix, Inc. (a) ......................................................... 5,106 3,276
News Corp. , Class A ..................................................... 2,721 74
Omnicom Group, Inc. .................................................... 2,537 236
Paramount Global , Class B ................................................ 3,467 41
The Interpublic Group of Cos., Inc. .......................................... 2,972 93
The Walt Disney Co. .................................................... 13,618 1,415
T-Mobile US, Inc. ...................................................... 3,497 612
37,141
Consumer Discretionary (4.5%):
Amazon.com, Inc. (a) .................................................... 79,922 14,101
Aptiv PLC (a) .......................................................... 1,360 113
AutoZone, Inc. (a) ....................................................... 236 654
Bath & Body Works, Inc. ................................................. 2,727 142
Best Buy Co., Inc. ...................................................... 2,327 197
Booking Holdings, Inc. ................................................... 417 1,575
CarMax, Inc. (a) ........................................................ 1,691 119
Carnival Corp. (a) ....................................................... 2,980 45
Chipotle Mexican Grill, Inc. (a) ............................................. 325 1,017
D.R. Horton, Inc. ....................................................... 3,030 448
Darden Restaurants, Inc. .................................................. 1,515 228
eBay, Inc. ............................................................ 6,801 369
Expedia Group, Inc. (a) ................................................... 575 65
Ford Motor Co. ........................................................ 48,788 592
Garmin Ltd. ........................................................... 1,028 168
General Motors Co. ..................................................... 11,966 538
Genuine Parts Co. ...................................................... 1,110 160
Hasbro, Inc. ........................................................... 1,004 60
Hilton Worldwide Holdings, Inc. ............................................ 3,010 604
Lennar Corp. , Class A .................................................... 2,669 428
Lennar Corp. , Class B ................................................... 1 — (b)
LKQ Corp. ........................................................... 3,215 138
Lowe's Cos., Inc. ....................................................... 7,219 1,598
Marriott International, Inc. , Class A .......................................... 2,953 683
McDonald's Corp. ...................................................... 7,151 1,851
MGM Resorts International (a) .............................................. 4,369 176
NIKE, Inc. , Class B ..................................................... 9,498 903
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,676 44
O'Reilly Automotive, Inc. (a) ............................................... 772 744
PulteGroup, Inc. ........................................................ 2,360 277
PVH Corp. ........................................................... 928 111
Ralph Lauren Corp. ..................................................... 420 79
Ross Stores, Inc. ....................................................... 3,606 504
Royal Caribbean Cruises Ltd. (a) ............................................ 2,197 324
Starbucks Corp. ........................................................ 10,260 823
Tapestry, Inc. .......................................................... 3,021 131
Tesla, Inc. (a) .......................................................... 5,152 917
The Home Depot, Inc. ................................................... 10,478 3,509
The TJX Cos., Inc. ...................................................... 9,986 1,030
Tractor Supply Co. ...................................................... 1,382 394
Ulta Beauty, Inc. (a) ..................................................... 549 217
Victoria's Secret & Co. (a) ................................................. 1 — (b)
Whirlpool Corp. ........................................................ 520 48

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Wynn Resorts Ltd. ...................................................... 87 $ 8
Yum! Brands, Inc. ...................................................... 2,900 399
36,531
Consumer Staples (2.6%):
Altria Group, Inc. ....................................................... 11,731 543
Archer-Daniels-Midland Co. ............................................... 3,188 199
Brown-Forman Corp. , Class B ............................................. 1,441 66
Church & Dwight Co., Inc. ................................................ 2,300 246
Colgate-Palmolive Co. ................................................... 5,377 500
Conagra Brands, Inc. .................................................... 2,454 73
Constellation Brands, Inc. , Class A .......................................... 1,346 337
Costco Wholesale Corp. .................................................. 4,112 3,330
Dollar General Corp. .................................................... 2,347 321
Dollar Tree, Inc. (a) ...................................................... 1,126 133
General Mills, Inc. ...................................................... 4,550 313
Hormel Foods Corp. ..................................................... 60 2
Kimberly-Clark Corp. .................................................... 2,120 283
Molson Coors Beverage Co. , Class B ......................................... 726 40
Mondelez International, Inc. , Class A ......................................... 11,928 817
Monster Beverage Corp. (a) ................................................ 7,930 412
PepsiCo, Inc. .......................................................... 11,451 1,980
Philip Morris International, Inc. ............................................. 9,877 1,001
Sysco Corp. ........................................................... 5,764 420
Target Corp. .......................................................... 5,200 812
The Clorox Co. ........................................................ 689 91
The Coca-Cola Co. ...................................................... 23,340 1,469
The Estee Lauder Cos., Inc. ............................................... 1,480 183
The Hershey Co. ....................................................... 1,290 255
The J.M. Smucker Co. ................................................... 828 92
The Kraft Heinz Co. ..................................................... 483 17
The Kroger Co. ........................................................ 7,873 412
The Procter & Gamble Co. ................................................ 22,787 3,749
Tyson Foods, Inc. , Class A ................................................ 1,740 100
Walmart, Inc. .......................................................... 39,279 2,583
WK Kellogg Co. ....................................................... 221 4
20,783
Energy (2.1%):
Baker Hughes Co. ...................................................... 8,513 285
Chevron Corp. ......................................................... 19,012 3,086
ConocoPhillips ........................................................ 14,432 1,681
Coterra Energy, Inc. ..................................................... 2,120 60
Devon Energy Corp. ..................................................... 4,751 233
Diamondback Energy, Inc. ................................................ 2,111 421
EOG Resources, Inc. .................................................... 4,759 593
Exxon Mobil Corp. ..................................................... 43,781 5,134
Halliburton Co. ........................................................ 9,010 331
Hess Corp. ............................................................ 2,683 413
Marathon Oil Corp. ..................................................... 8,612 249
Marathon Petroleum Corp. ................................................ 6,448 1,139
Occidental Petroleum Corp. ............................................... 6,234 390
ONEOK, Inc. .......................................................... 5,513 446
Phillips 66 ............................................................ 2,813 400
Schlumberger NV ...................................................... 17,103 785
The Williams Cos., Inc. .................................................. 14,342 595
Valero Energy Corp. ..................................................... 4,134 649
16,890
Financials (6.4%):
Aflac, Inc. ............................................................ 6,526 587
American Express Co. ................................................... 6,409 1,538
American International Group, Inc. .......................................... 8,214 647
Ameriprise Financial, Inc. ................................................. 1,153 503

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Aon PLC , Class A ...................................................... 2,346 $ 661
Arthur J. Gallagher & Co. ................................................. 2,370 600
Bank of America Corp. ................................................... 80,700 3,227
Berkshire Hathaway, Inc. , Class B (a) ......................................... 16,505 6,840
BlackRock, Inc. ........................................................ 1,116 862
Capital One Financial Corp. ............................................... 4,781 658
Cboe Global Markets, Inc. ................................................ 1 — (b)
Chubb Ltd. ........................................................... 3,972 1,076
Cincinnati Financial Corp. ................................................ 970 114
Citigroup, Inc. ......................................................... 3,989 249
CME Group, Inc. ....................................................... 2,326 472
Comerica, Inc. ......................................................... 1,300 67
Discover Financial Services ............................................... 3,419 419
Fidelity National Information Services, Inc. .................................... 1,230 93
Fifth Third Bancorp ..................................................... 8,477 317
Fiserv, Inc. (a) .......................................................... 3,840 575
Global Payments, Inc. .................................................... 1,142 116
Huntington Bancshares, Inc. ............................................... 4,811 67
Intercontinental Exchange, Inc. ............................................. 5,129 687
JPMorgan Chase & Co. .................................................. 30,506 6,181
KeyCorp ............................................................. 2,645 38
Lincoln National Corp. ................................................... 1,769 58
Loews Corp. .......................................................... 2,314 178
M&T Bank Corp. ....................................................... 660 100
Marsh & McLennan Cos., Inc. ............................................. 5,030 1,044
Mastercard, Inc. , Class A ................................................. 8,421 3,765
MetLife, Inc. .......................................................... 5,194 376
Moody's Corp. ......................................................... 1,624 645
Morgan Stanley ........................................................ 14,869 1,455
MSCI, Inc. ........................................................... 992 491
Nasdaq, Inc. .......................................................... 3,477 205
Northern Trust Corp. .................................................... 40 3
PayPal Holdings, Inc. (a) .................................................. 8,083 509
Principal Financial Group, Inc. ............................................. 2,476 203
Prudential Financial, Inc. ................................................. 4,162 501
Raymond James Financial, Inc. ............................................. 1,989 244
Regions Financial Corp. .................................................. 9,790 190
S&P Global, Inc. ....................................................... 3,313 1,416
State Street Corp. ....................................................... 2,324 176
Synchrony Financial ..................................................... 6,103 267
T. Rowe Price Group, Inc. ................................................. 1,970 232
The Allstate Corp. ...................................................... 3,040 509
The Bank of New York Mellon Corp. ......................................... 5,526 329
The Charles Schwab Corp. ................................................ 10,669 782
The Goldman Sachs Group, Inc. ............................................ 3,096 1,413
The Hartford Financial Services Group, Inc. .................................... 2,900 300
The PNC Financial Services Group, Inc. ...................................... 4,525 712
The Progressive Corp. ................................................... 5,434 1,148
The Travelers Cos., Inc. .................................................. 2,350 507
Truist Financial Corp. .................................................... 2,758 104
U.S. Bancorp .......................................................... 11,380 462
Visa, Inc. , Class A ...................................................... 16,518 4,501
W.R. Berkley Corp. ..................................................... 2,734 222
Wells Fargo & Co. ...................................................... 35,551 2,130
Willis Towers Watson PLC ................................................ 1,124 287
Zions Bancorp NA ...................................................... 1,310 57
52,115
Health Care (5.7%):
Abbott Laboratories ..................................................... 15,828 1,617
AbbVie, Inc. .......................................................... 16,170 2,607
Agilent Technologies, Inc. ................................................. 3,624 473
Align Technology, Inc. (a) ................................................. 658 169

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Amgen, Inc. ........................................................... 5,669 $ 1,734
Baxter International, Inc. ................................................. 3,470 118
Becton Dickinson & Co. .................................................. 1,310 304
Biogen, Inc. (a) ......................................................... 1,206 271
Boston Scientific Corp. (a) ................................................. 13,023 984
Bristol-Myers Squibb Co. ................................................. 6,097 251
Cardinal Health, Inc. .................................................... 2,310 229
Cencora, Inc. .......................................................... 1,410 320
Centene Corp. (a) ....................................................... 3,130 224
CVS Health Corp. ...................................................... 6,602 394
Danaher Corp. ......................................................... 6,489 1,666
DaVita, Inc. (a) ......................................................... 748 110
Edwards Lifesciences Corp. (a) ............................................. 6,150 534
Elevance Health, Inc. .................................................... 2,398 1,291
Eli Lilly & Co. ......................................................... 8,712 7,147
Fortrea Holdings, Inc. (a) .................................................. 522 13
GE HealthCare Technologies, Inc. ........................................... 3,779 295
Gilead Sciences, Inc. .................................................... 8,764 563
HCA Healthcare, Inc. .................................................... 2,571 874
Hologic, Inc. (a) ........................................................ 2,461 182
Humana, Inc. .......................................................... 1,316 471
IDEXX Laboratories, Inc. (a) ............................................... 1,007 500
Intuitive Surgical, Inc. (a) ................................................. 4,045 1,627
IQVIA Holdings, Inc. (a) .................................................. 1,574 345
Johnson & Johnson ..................................................... 16,416 2,408
Labcorp Holdings, Inc. ................................................... 738 144
McKesson Corp. ....................................................... 1,450 826
Merck & Co., Inc. ...................................................... 21,430 2,690
Mettler-Toledo International, Inc. (a) ......................................... 250 351
Moderna, Inc. (a) ....................................................... 913 130
Pfizer, Inc. ............................................................ 31,452 901
Quest Diagnostics, Inc. ................................................... 979 139
Regeneron Pharmaceuticals, Inc. (a) .......................................... 873 856
ResMed, Inc. .......................................................... 1,408 291
Revvity, Inc. .......................................................... 1,114 122
Solventum Corp. (a) ..................................................... 152 9
Stryker Corp. .......................................................... 3,361 1,146
The Cigna Group ....................................................... 3,444 1,187
The Cooper Cos., Inc. (a) .................................................. 1,780 168
Thermo Fisher Scientific, Inc. .............................................. 3,958 2,248
UnitedHealth Group, Inc. ................................................. 9,155 4,535
Vertex Pharmaceuticals, Inc. (a) ............................................. 2,479 1,129
Viatris, Inc. ........................................................... 1,204 13
Waters Corp. (a) ........................................................ 690 213
Zimmer Biomet Holdings, Inc. ............................................. 928 107
Zoetis, Inc. ........................................................... 4,796 813
45,739
Industrials (4.1%):
3M Co. .............................................................. 610 61
A.O. Smith Corp. ....................................................... 1,604 134
Allegion PLC ......................................................... 613 75
AMETEK, Inc. ........................................................ 2,797 474
Automatic Data Processing, Inc. ............................................ 4,040 990
C.H. Robinson Worldwide, Inc. ............................................. 450 39
Carrier Global Corp. ..................................................... 7,990 505
Caterpillar, Inc. ........................................................ 5,175 1,752
Cintas Corp. .......................................................... 1,044 708
Copart, Inc. (a) ......................................................... 9,144 485
CSX Corp. ............................................................ 24,039 811
Cummins, Inc. ......................................................... 1,300 366
Deere & Co. .......................................................... 3,333 1,249
Delta Air Lines, Inc. ..................................................... 7,169 366

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Dover Corp. ........................................................... 1,435 $ 264
Eaton Corp. PLC ....................................................... 4,316 1,437
Emerson Electric Co. .................................................... 4,743 532
Equifax, Inc. .......................................................... 1,334 309
Expeditors International of Washington, Inc. .................................... 1,610 195
Fastenal Co. ........................................................... 5,972 394
FedEx Corp. .......................................................... 2,126 540
Fortive Corp. .......................................................... 2,238 167
Fortune Brands Innovations, Inc. ............................................ 1,593 112
GE Vernova, Inc. (a) ..................................................... 2,834 499
General Dynamics Corp. .................................................. 1,726 517
General Electric Co. ..................................................... 11,338 1,872
Honeywell International, Inc. .............................................. 6,692 1,353
Howmet Aerospace, Inc. .................................................. 3,713 314
Illinois Tool Works, Inc. .................................................. 2,480 602
Ingersoll Rand, Inc. ..................................................... 4,166 388
J.B. Hunt Transport Services, Inc. ........................................... 714 115
Jacobs Solutions, Inc. .................................................... 1,124 157
Johnson Controls International PLC .......................................... 6,676 480
L3Harris Technologies, Inc. ............................................... 1,949 438
Lockheed Martin Corp. ................................................... 2,228 1,048
Masco Corp. .......................................................... 2,910 203
Masterbrand, Inc. (a) ..................................................... 1,563 26
Norfolk Southern Corp. .................................................. 2,488 559
Northrop Grumman Corp. ................................................. 1,509 680
Old Dominion Freight Line, Inc. ............................................ 1,764 309
Otis Worldwide Corp. .................................................... 3,055 303
PACCAR, Inc. ......................................................... 3,846 413
Parker-Hannifin Corp. ................................................... 1,216 646
Paychex, Inc. .......................................................... 2,957 355
Pentair PLC ........................................................... 869 71
Quanta Services, Inc. .................................................... 1,444 398
Republic Services, Inc. ................................................... 2,086 386
Robert Half, Inc. ....................................................... 1,237 79
Rockwell Automation, Inc. ................................................ 980 252
RTX Corp. ............................................................ 10,570 1,140
Snap-on, Inc. .......................................................... 593 162
Southwest Airlines Co. ................................................... 4,050 109
Stanley Black & Decker, Inc. .............................................. 983 86
Textron, Inc. .......................................................... 2,070 181
The Boeing Co. (a) ...................................................... 3,526 626
Trane Technologies PLC .................................................. 2,802 918
TransDigm Group, Inc. ................................................... 593 797
Union Pacific Corp. ..................................................... 7,275 1,694
United Parcel Service, Inc. , Class B .......................................... 4,190 582
United Rentals, Inc. ..................................................... 750 502
Veralto Corp. .......................................................... 2,163 213
Verisk Analytics, Inc. .................................................... 1,450 367
W.W. Grainger, Inc. ..................................................... 478 440
Waste Management, Inc. .................................................. 3,869 815
Westinghouse Air Brake Technologies Corp. .................................... 1,745 295
Xylem, Inc. ........................................................... 1,548 218
33,573
Information Technology (15.5%):
Accenture PLC , Class A .................................................. 5,486 1,549
Adobe, Inc. (a) ......................................................... 4,570 2,033
Advanced Micro Devices, Inc. (a) ............................................ 16,362 2,731
Akamai Technologies, Inc. (a) .............................................. 1,250 115
Amphenol Corp. , Class A ................................................. 5,634 746
Analog Devices, Inc. .................................................... 5,095 1,195
ANSYS, Inc. (a) ........................................................ 796 253
Apple, Inc. ........................................................... 146,293 28,125

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Applied Materials, Inc. ................................................... 10,028 $ 2,157
Arista Networks, Inc. (a) .................................................. 2,364 704
Autodesk, Inc. (a) ....................................................... 1,733 349
Broadcom, Inc. ........................................................ 4,130 5,487
Cadence Design Systems, Inc. (a) ............................................ 2,583 739
CDW Corp. ........................................................... 1,428 319
Cisco Systems, Inc. ..................................................... 31,509 1,465
Cognizant Technology Solutions Corp. , Class A ................................. 3,759 249
Corning, Inc. .......................................................... 7,670 286
Fortinet, Inc. (a) ........................................................ 7,295 433
Gartner, Inc. (a) ........................................................ 387 162
Hewlett Packard Enterprise Co. ............................................. 9,440 167
HP, Inc. .............................................................. 10,235 374
Intel Corp. ............................................................ 4,851 150
International Business Machines Corp. ........................................ 4,045 675
Intuit, Inc. ............................................................ 2,547 1,468
Juniper Networks, Inc. ................................................... 2,447 87
Keysight Technologies, Inc. (a) ............................................. 1,866 258
KLA Corp. ........................................................... 1,555 1,181
Lam Research Corp. ..................................................... 1,595 1,487
Microchip Technology, Inc. ................................................ 3,820 371
Micron Technology, Inc. .................................................. 10,223 1,278
Microsoft Corp. ........................................................ 71,508 29,685
Motorola Solutions, Inc. .................................................. 1,485 542
NetApp, Inc. .......................................................... 2,486 299
NVIDIA Corp. ......................................................... 24,643 27,017
Oracle Corp. .......................................................... 18,595 2,179
QUALCOMM, Inc. ..................................................... 12,055 2,460
Roper Technologies, Inc. .................................................. 798 425
Salesforce, Inc. ........................................................ 6,360 1,491
Seagate Technology Holdings PLC .......................................... 2,341 218
ServiceNow, Inc. (a) ..................................................... 1,714 1,126
Synopsys, Inc. (a) ....................................................... 1,398 784
TE Connectivity Ltd. .................................................... 2,969 444
Texas Instruments, Inc. ................................................... 8,840 1,724
VeriSign, Inc. (a) ........................................................ 690 120
Western Digital Corp. (a) .................................................. 920 69
125,176
Materials (1.1%):
Air Products and Chemicals, Inc. ............................................ 1,787 477
Albemarle Corp. ....................................................... 1,201 147
Avery Dennison Corp. ................................................... 906 206
Ball Corp. ............................................................ 3,094 215
Celanese Corp. ......................................................... 200 30
CF Industries Holdings, Inc. ............................................... 2,538 202
Corteva, Inc. .......................................................... 8,144 456
Dow, Inc. ............................................................ 8,626 497
DuPont de Nemours, Inc. ................................................. 3,671 302
Eastman Chemical Co. ................................................... 940 95
Ecolab, Inc. ........................................................... 1,707 396
FMC Corp. ........................................................... 1,113 68
Freeport-McMoRan, Inc. ................................................. 15,889 838
International Flavors & Fragrances, Inc. ....................................... 1,034 99
International Paper Co. ................................................... 2,781 125
Linde PLC ............................................................ 4,727 2,059
LyondellBasell Industries NV , Class A ........................................ 2,696 268
Martin Marietta Materials, Inc. ............................................. 721 412
Newmont Corp. ........................................................ 1,230 52
Nucor Corp. ........................................................... 2,642 446
PPG Industries, Inc. ..................................................... 1,640 216
Sealed Air Corp. ....................................................... 1,080 42
The Mosaic Co. ........................................................ 4,511 140

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
The Sherwin-Williams Co. ................................................ 2,304 $ 700
Vulcan Materials Co. .................................................... 1,110 284
Westrock Co. .......................................................... 828 44
8,816
Real Estate (0.6%):
American Tower Corp. ................................................... 3,766 737
AvalonBay Communities, Inc. .............................................. 510 98
Boston Properties, Inc. ................................................... 670 41
CBRE Group, Inc. , Class A (a) .............................................. 3,167 279
Crown Castle, Inc. ...................................................... 1,670 171
Equinix, Inc. .......................................................... 852 650
Equity Residential ...................................................... 2,215 144
Extra Space Storage, Inc. ................................................. 1,147 166
Host Hotels & Resorts, Inc. ................................................ 8,802 158
Iron Mountain, Inc. ..................................................... 3,568 288
Kimco Realty Corp. ..................................................... 5,368 104
Prologis, Inc. .......................................................... 8,464 935
Public Storage ......................................................... 645 177
Simon Property Group, Inc. ............................................... 3,796 574
Ventas, Inc. ........................................................... 3,747 188
Welltower, Inc. ......................................................... 4,568 474
Weyerhaeuser Co. ...................................................... 1,920 58
5,242
Utilities (0.7%):
Ameren Corp. ......................................................... 1,840 135
American Electric Power Co., Inc. ........................................... 2,820 255
American Water Works Co., Inc. ............................................ 1,625 212
CenterPoint Energy, Inc. .................................................. 6,160 188
CMS Energy Corp. ...................................................... 1,590 100
Consolidated Edison, Inc. ................................................. 1,808 171
Constellation Energy Corp. ................................................ 3,575 777
Dominion Energy, Inc. ................................................... 1,086 59
DTE Energy Co. ....................................................... 1,190 139
Duke Energy Corp. ...................................................... 4,432 459
Edison International ..................................................... 1,730 133
Entergy Corp. ......................................................... 440 49
Eversource Energy ...................................................... 1,380 82
Exelon Corp. .......................................................... 6,598 248
NextEra Energy, Inc. .................................................... 16,956 1,357
NRG Energy, Inc. ....................................................... 2,789 226
Public Service Enterprise Group, Inc. ......................................... 3,040 230
Sempra .............................................................. 2,820 217
The AES Corp. ........................................................ 4,592 99
The Southern Co. ....................................................... 4,572 366
WEC Energy Group, Inc. ................................................. 2,417 196
Xcel Energy, Inc. ....................................................... 3,434 190
5,888
Total Common Stocks (Cost $67,808)
a
a
a
387,894
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR (a) (d) ............................................... 568 1
Total Rights (Cost $—)
a
a
a
1

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (51.8%)
Alabama (0.8%):
Black Belt Energy Gas District Revenue , Series D-1 , 5 .50% , 6/1/49 , Continuously Callable
@100 ........................................................... $ 1,000 $ 1,052
Columbia Industrial Development Board Revenue (NBGA - Southern Co.) , Series A , 2 .65% ,
12/1/37 , Continuously Callable @100 (e) .................................. 1,300 1,300
Cooper Green Mercy Health Services Authority Revenue , 5 .25% , 9/1/52 , Continuously
Callable @100 ..................................................... 2,000 2,096
County of Jefferson AL Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ..... 1,000 1,075
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,000 893
6,416
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 500 439
Arizona (2.1%):
Arizona IDA Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 1,000 1,007
5 .00% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,036
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 400 360
Series B , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 840 688
La Paz County IDA Revenue
4 .00% , 2/15/41 , Continuously Callable @100 ............................... 425 368
4 .00% , 2/15/46 , Continuously Callable @100 ............................... 345 283
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 300 235
Maricopa County IDA Revenue
4 .00% , 7/1/51 , Continuously Callable @100 (f) .............................. 1,500 1,147
Series A , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 500 516
Series A , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 735 656
Series A , 5 .00% , 7/1/49 , Continuously Callable @100 ......................... 1,000 1,006
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,275 1,279
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 839
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (f) ............. 2,000 2,017
Student & Academic Services LLC Revenue (INS - Build America Mutual Assurance Co.) ,
5 .00% , 6/1/44 , Continuously Callable @100 ............................... 1,000 1,000
Tempe IDA Revenue , Series B , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 1,185 963
The County of Pima IDA Revenue
4 .00% , 4/1/46 , Continuously Callable @100 ............................... 2,000 1,849
4 .00% , 6/15/51 , Continuously Callable @100 (f) ............................. 1,000 786
The IDA of the City of Phoenix Arizona Revenue , 5 .00% , 7/1/46 , Continuously Callable @100 1,300 1,229
17,264
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue , 4 .00% , 12/1/44 , Continuously Callable
@100 ........................................................... 1,000 943
California (1.5%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 2,000 1,994
California Pollution Control Financing Authority Revenue , Series B , 2 .80% , 3/1/42 (e) ...... 3,700 3,700
Jurupa Public Financing Authority Special Tax , Series A , 5 .00% , 9/1/42 , Continuously Callable
@100 ........................................................... 1,200 1,201
State of California, GO , 5 .00% , 8/1/45 , Continuously Callable @100 .................. 1,000 1,010
Sutter Butte Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/40 , Continuously Callable @100 ................... 1,000 1,014
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.) , 8/1/34 (g) ................................................... 4,435 3,120
12,039
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue
5 .00% , 4/1/48 , Continuously Callable @100 ............................... 710 717
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 516
5 .00% , 9/1/52 , Continuously Callable @100 ............................... 730 696
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 1,000 946

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
4 .00% , 1/1/62 , Continuously Callable @100 ............................... $ 795 $ 585
Series A , 5 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,000 1,026
Colorado Health Facilities Authority Revenue
5 .00% , 6/1/45 , Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,015
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,000 914
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 1,000 788
Denver Convention Center Hotel Authority Revenue , 5 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 1,000 1,007
Denver Health & Hospital Authority Certificate of Participation , 5 .00% , 12/1/48 , Continuously
Callable @100 ..................................................... 1,900 1,806
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 250 251
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,000 1,003
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 1,000 1,031
12,301
Connecticut (0.8%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 1,000 1,076
Series T , 4 .00% , 7/1/55 , Continuously Callable @100 ......................... 1,000 889
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 2,000 1,825
State of Connecticut, GO
Series A , 5 .00% , 4/15/36 , Continuously Callable @100 ........................ 1,500 1,605
Series A , 5 .00% , 4/15/37 , Continuously Callable @100 ........................ 1,000 1,049
6,444
Florida (2.4%):
Brevard County Health Facilities Authority Revenue , Series A , 5 .00% , 4/1/52 , Continuously
Callable @100 ..................................................... 1,000 1,033
Capital Trust Agency, Inc. Revenue
5 .00% , 8/1/40 , Continuously Callable @100 ............................... 600 607
5 .00% , 8/1/55 , Continuously Callable @100 ............................... 1,300 1,249
City of Atlantic Beach Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ... 1,000 945
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 1,500 1,162
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 500 385
Florida Development Finance Corp. Revenue
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,175 1,145
Series A , 5 .00% , 6/15/52 , Continuously Callable @100 ........................ 1,250 1,216
Lee County IDA Revenue , Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........ 850 722
Lee Memorial Health System Revenue , Series A-1 , 5 .00% , 4/1/44 , Continuously Callable
@100 ........................................................... 1,450 1,480
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 500 448
Miami-Dade County Health Facilities Authority Revenue , Series A , 4 .00% , 8/1/51 ,
Continuously Callable @100 ........................................... 1,000 915
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 1,000 841
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/38 , Continuously Callable
@103 ........................................................... 700 701
Sarasota County Public Hospital District Revenue , 4 .00% , 7/1/52 , Continuously Callable
@100 ........................................................... 2,000 1,816
Seminole County IDA Revenue , Series A , 4 .00% , 6/15/51 , Continuously Callable @100 (f) .. 830 653
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (f) .......................... 1,000 997
Volusia County Educational Facility Authority Revenue
5 .25% , 6/1/54 , Continuously Callable @100 ............................... 2,000 2,061
Series B , 5 .00% , 10/15/45 , Pre-refunded  4/15/25 @ 100 ....................... 1,000 1,013
19,389
Georgia (1.9%):
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 575 527
Development Authority of Appling County Revenue , 2 .95% , 9/1/29 , Continuously Callable
@100 (e) ......................................................... 6,600 6,600

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Development Authority Of Floyd County Revenue , Series GA , 2 .95% , 9/1/26 , Continuously
Callable @100 (e) ................................................... $ 200 $ 200
Development Authority of Heard County Revenue , 2 .96% , 9/1/26 , Continuously Callable
@100 (e) ......................................................... 2,000 2,000
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,000 1,004
Main Street Natural Gas, Inc. Revenue , Series D , 5 .00% , 5/1/54 , Continuously Callable @100 2,000 2,071
Milledgeville & Baldwin County Development Authority Revenue , 4 .00% , 6/15/37 ,
Continuously Callable @100 ........................................... 1,300 1,308
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 425 372
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 750 680
The Development Authority of Burke County Revenue , Series 1 , 2 .80% , 7/1/49 , Continuously
Callable @100 (e) ................................................... 900 900
15,662
Illinois (4.5%):
Chicago Board of Education, GO
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 3,200 3,139
Series H , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 2,000 1,975
Chicago Midway International Airport Revenue , Series B , 5 .00% , 1/1/41 , Continuously
Callable @100 ..................................................... 1,000 1,009
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 1,000 1,018
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series C , 4 .00% ,
1/1/42 , Continuously Callable @100 ..................................... 1,250 1,174
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series A , 5 .00% , 12/1/52 , Continuously Callable @100 ........................ 685 696
Series A , 4 .00% , 12/1/55 , Continuously Callable @100 ........................ 2,000 1,762
City of Chicago Wastewater Transmission Revenue
5 .00% , 1/1/44 , Continuously Callable @100 ............................... 1,000 1,001
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 1,000 1,015
City of Chicago Waterworks Revenue , 5 .00% , 11/1/44 , Continuously Callable @100 ....... 1,000 1,002
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 1,000 812
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 1,000 1,039
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 1,000 1,035
Illinois Educational Facilities Authority Revenue , 4 .00% , 11/1/36 , Continuously Callable
@102 ........................................................... 1,000 972
Illinois Finance Authority Revenue
3 .90% , 3/1/30 , Continuously Callable @100 ............................... 1,000 993
0.00%, 5/15/40 , Continuously Callable @100 (h) ............................ 1,275 535
5 .00% , 8/15/44 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,000 1,044
4 .00% , 10/15/44 , Continuously Callable @103 .............................. 2,000 1,516
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 1,000 987
Series A , 5 .00% , 5/15/45 , Continuously Callable @100 ........................ 1,000 901
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 1,000 822
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 955 885
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 45 46
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 2,500 2,571
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 600 558
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 1,000 868
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 1,235 1,244
St. Clair County Community Unit School District No. 187 Cahokia, GO (INS - Assured
Guaranty Municipal Corp.) , Series A , 5 .00% , 1/1/54 , Continuously Callable @100 .... 1,000 1,038
State of Illinois, GO
5 .50% , 5/1/39 , Continuously Callable @100 ............................... 225 244
Series A , 5 .50% , 3/1/47 , Continuously Callable @100 ......................... 1,000 1,077

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series B , 4 .00% , 10/1/33 , Continuously Callable @100 ........................ $ 2,300 $ 2,292
36,271
Indiana (0.3%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.) ,
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 1,000 987
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 1,500 1,461
2,448
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 895
Kansas (1.2%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 6/1/42 , Continuously Callable @100 (f) ....................... 1,000 1,011
City of Lawrence Revenue
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,500 1,454
Series A , 5 .00% , 7/1/43 , Continuously Callable @100 ......................... 1,500 1,517
City of Manhattan Revenue , Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ........ 1,000 807
City of Wichita Revenue , 4 .63% , 9/1/33 , Continuously Callable @100 ................. 375 365
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (f) ......................................... 2,000 1,941
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A , 5 .00% , 9/1/44 , Continuously Callable @100 ......................... 1,250 1,250
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 1,000 1,003
9,348
Kentucky (0.7%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,013
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/46 , Continuously Callable @100 .. 750 676
Kentucky Economic Development Finance Authority Revenue , Series A , 5 .00% , 5/15/46 ,
Continuously Callable @100 ........................................... 1,000 739
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 12/1/45 , Continuously Callable @100 .......... 1,000 1,028
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 2,000 2,061
5,517
Louisiana (1.6%):
City of Shreveport Water & Sewer Revenue , 5 .00% , 12/1/40 , Continuously Callable @100 .. 1,000 1,007
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/44 , Continuously Callable @100 .................................... 500 463
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series C , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 1,003
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 1,500 1,423
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,000 1,020
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,000 1,015
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 1,000 905
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,000 983
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 867
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 6/1/51 , Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,017
Parish of East Baton Rouge Capital Improvements District Revenue , 4 .00% , 8/1/44 ,
Continuously Callable @100 ........................................... 1,400 1,355
State of Louisiana Gasoline & Fuels Tax Revenue , Series C , 5 .00% , 5/1/45 , Continuously
Callable @100 ..................................................... 1,500 1,542
12,600
Maine (0.2%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 776

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Maine Health & Higher Educational Facilities Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 4 .00% , 7/1/50 , Continuously Callable @100 ........... $ 1,175 $ 1,106
1,882
Maryland (0.4%):
City of Gaithersburg Revenue , 5 .13% , 1/1/42 , Continuously Callable @103 ............. 865 862
Maryland Health & Higher Educational Facilities Authority Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,100 1,017
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 1,250 1,312
3,191
Massachusetts (1.6%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 979
4 .00% , 9/1/48 , Continuously Callable @100 ............................... 1,380 1,157
3 .96% ( MUNIPSA + 60 bps ) , 7/1/49 , Continuously Callable @100 (f) (i) ............. 1,250 1,244
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,500 1,216
5 .00% , 10/1/57 , Continuously Callable @104 (f) ............................. 1,000 969
Series A , 5 .00% , 6/1/39 , Pre-refunded  6/1/29 @ 100 ......................... 1,000 1,074
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 1,600 1,584
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 500 452
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 807
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 850 687
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 1,000 1,001
Series F , 5 .75% , 7/15/43 , Continuously Callable @100 ........................ 1,000 1,000
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 1,000 998
13,168
Michigan (1.6%):
City of Wyandotte Electric System Revenue , Series A , 5 .00% , 10/1/44 , Continuously Callable
@100 ........................................................... 1,000 1,009
Detroit Downtown Development Authority Tax Allocation , Series A , 5 .00% , 7/1/48 ,
Continuously Callable @100 ........................................... 1,750 1,750
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program) , 5 .00% , 5/1/42 , Continuously Callable @100 ........................ 1,000 1,036
Karegnondi Water Authority Revenue , 5 .00% , 11/1/41 , Continuously Callable @100 ....... 1,000 1,021
Kentwood Economic Development Corp. Revenue , 4 .00% , 11/15/45 , Continuously Callable
@103 ........................................................... 500 403
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 5 .00% , 5/1/40 , Continuously Callable @100 ............................. 1,250 1,269
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 1,000 1,008
Michigan Finance Authority Revenue
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 745 607
4 .00% , 9/1/45 , Continuously Callable @100 ............................... 1,000 884
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 1,665 969
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 2,000 1,955
Wayne County Airport Authority Revenue , Series B , 5 .00% , 12/1/44 , Continuously Callable
@100 ........................................................... 1,000 1,002
12,913
Minnesota (0.2%):
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5 .00% , 11/15/44 , Pre-refunded 11/15/25 @ 100 ............................. 1,000 1,022
Series A , 5 .00% , 11/15/47 , Continuously Callable @100 ....................... 1,000 1,003
2,025
Missouri (0.9%):
Cape Girardeau County IDA Revenue , 4 .00% , 3/1/46 , Continuously Callable @100 ....... 750 707
Health & Educational Facilities Authority of the State of Missouri Revenue
5 .00% , 8/1/45 , Continuously Callable @100 ............................... 1,270 1,115
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 1,500 1,203
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 480 387
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 500 520
Series A , 4 .00% , 2/15/49 , Continuously Callable @100 ........................ 250 231
Missouri Development Finance Board Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 1,000 812
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 1,000 1,032

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 10/1/49 , Continuously Callable @100 ............................... $ 1,000 $ 1,041
7,048
Montana (0.1%):
Montana Facility Finance Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable @100 .. 485 442
Nebraska (0.5%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , Continuously Callable @100 ......................... 2,000 2,080
Series A , 5 .00% , 9/1/42 .............................................. 1,000 1,038
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 1,000 1,003
4,121
Nevada (0.5%):
Carson City Revenue , 5 .00% , 9/1/42 , Continuously Callable @100 ................... 1,000 1,007
Las Vegas Convention & Visitors Authority Revenue , Series C , 4 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... 1,555 1,496
Las Vegas Redevelopment Agency Tax Allocation , 5 .00% , 6/15/45 , Continuously Callable
@100 ........................................................... 1,500 1,448
3,951
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 2,000 1,458
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,024
2,482
New Jersey (2.3%):
Essex County Improvement Authority Revenue , 4 .00% , 6/15/51 , Continuously Callable @100 1,100 937
New Jersey Economic Development Authority Revenue
5 .00% , 6/15/43 , Pre-refunded 12/15/28 @ 100 .............................. 370 399
5 .00% , 6/15/43 , Continuously Callable @100 ............................... 630 653
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 970
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 1,000 1,020
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 1,000 1,036
Series DDD , 5 .00% , 6/15/42 , Pre-refunded  6/15/27 @ 100 ..................... 2,000 2,105
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/37 , Continuously Callable @100 .......................... 500 511
New Jersey Educational Facilities Authority Revenue , Series B , 5 .00% , 9/1/36 , Continuously
Callable @100 ..................................................... 1,000 1,020
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 7/1/50 , Continuously Callable @100 ................... 1,000 975
New Jersey Health Care Facilities Financing Authority Revenue , 5 .00% , 10/1/37 , Continuously
Callable @100 ..................................................... 1,000 1,038
New Jersey Transportation Trust Fund Authority Revenue
5 .00% , 6/15/48 , Continuously Callable @100 ............................... 1,000 1,049
Series A , 5 .00% , 12/15/35 , Continuously Callable @100 ....................... 1,000 1,054
Series A , 12/15/38 (g) ................................................ 1,500 813
Series AA , 5 .00% , 6/15/44 , Continuously Callable @100 ...................... 1,000 1,001
Series BB , 4 .00% , 6/15/50 , Continuously Callable @100 ...................... 1,000 926
South Jersey Transportation Authority Revenue , Series A , 5 .00% , 11/1/39 , Continuously
Callable @100 ..................................................... 1,250 1,215
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 11/1/52 , Continuously Callable @100 ............................... 500 532
The Atlantic County Improvement Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 4 .00% , 7/1/53 , Continuously Callable @100 .......................... 750 693
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 505
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 500 518
18,970
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 1,500 1,228

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
New York (3.8%):
Build NYC Resource Corp. Revenue , Series A , 7 .00% , 4/15/53 , Continuously Callable
@100 (f) ......................................................... $ 1,000 $ 1,084
City of New York, GO , Series B-3 , 3 .00% , 10/1/46 , Continuously Callable @100 (e) ....... 8,680 8,680
New York City Municipal Water Finance Authority Revenue , Series DD , 3 .00% , 6/15/33 ,
Continuously Callable @100 (e) ......................................... 7,830 7,830
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 630 714
5 .50% , 10/1/37 .................................................... 1,500 1,748
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,000 889
New York State Dormitory Authority Revenue
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 934
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 709
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 2,000 1,710
Series A , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 882
Series D , 4 .00% , 2/15/47 , Continuously Callable @100 ........................ 2,000 1,898
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.) , Series 1 ,
5 .50% , 7/1/40 ..................................................... 1,205 1,381
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 500 514
Village of Johnson City, GO , Series C , 5 .25% , 9/27/24 ............................ 2,000 2,002
30,975
North Carolina (0.5%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,000 1,010
5 .00% , 1/1/49 , Continuously Callable @104 ............................... 1,500 1,507
Series A , 5 .13% , 10/1/54 , Continuously Callable @100 ........................ 1,500 1,517
4,034
North Dakota (0.4%):
City of Grand Forks Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 ............ 1,450 1,174
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 1,000 921
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,000 902
2,997
Ohio (1.1%):
County of Hamilton Revenue , Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ...... 500 508
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 2,420 2,485
County of Warren Revenue , Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ........ 735 623
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.) ,
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 775 808
Ohio Higher Educational Facility Commission Revenue
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 750 642
5 .25% , 1/1/52 , Continuously Callable @100 ............................... 1,000 1,026
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 2,000 1,770
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/43 , Continuously Callable @100 ... 750 704
8,566
Oklahoma (0.4%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 1,000 1,015
Oklahoma Municipal Power Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 4 .00% , 1/1/47 , Continuously Callable @100 ......................... 1,000 947
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 500 455
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/37 , Continuously Callable @102 .. 750 741
3,158
Oregon (0.5%):
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 1,000 912
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 815
Salem Hospital Facility Authority Revenue
4 .00% , 5/15/47 , Continuously Callable @103 ............................... 1,000 791

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 5/15/53 , Continuously Callable @102 ............................... $ 1,250 $ 1,147
3,665
Pennsylvania (4.7%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 1,455 1,302
Allegheny County Hospital Development Authority Revenue
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ 1,185 1,142
Series A , 5 .00% , 4/1/47 , Continuously Callable @100 ......................... 2,000 2,017
Berks County IDA Revenue
5 .00% , 5/15/43 , Pre-refunded  5/15/25 @ 102 .............................. 350 362
5 .00% , 11/1/50 , Continuously Callable @100 ............................... 1,500 760
Bucks County IDA Revenue , 4 .00% , 8/15/44 , Continuously Callable @100 ............. 1,000 942
Butler County Hospital Authority Revenue , 5 .00% , 7/1/39 , Continuously Callable @100 .... 1,665 1,567
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.) , 4 .00% ,
6/1/44 , Continuously Callable @100 ..................................... 1,500 1,423
Central Bradford Progress Authority Revenue , Series B , 4 .00% , 12/1/51 , Continuously
Callable @100 ..................................................... 2,000 1,806
Chester County IDA Revenue , 5 .00% , 10/1/44 , Continuously Callable @100 ............ 1,000 925
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,025
Lancaster County Hospital Authority Revenue , 5 .00% , 11/1/35 , Continuously Callable @100 1,000 1,001
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 500 388
Latrobe IDA Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 ................... 800 633
Lehigh County General Purpose Authority Revenue , 5 .25% , 2/1/54 , Continuously Callable
@100 ........................................................... 1,400 1,454
Montgomery County IDA Revenue
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 625 548
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 825 699
Series A , 5 .25% , 1/15/45 , Pre-refunded  1/15/25 @ 100 ........................ 1,000 1,010
Series C , 4 .00% , 11/15/43 , Continuously Callable @103 ....................... 600 539
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 1,000 945
5 .00% , 8/15/43 , Continuously Callable @100 ............................... 1,000 1,021
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,500 2,527
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 874
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 1,000 915
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/15/46 ,
Continuously Callable @100 ........................................... 1,575 1,229
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series B , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 1,039
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,000 913
Pennsylvania Turnpike Commission Revenue
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 1,000 1,006
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 1,000 1,025
Philadelphia IDA Revenue , 5 .00% , 8/1/50 , Continuously Callable @100 ............... 1,050 1,012
Reading School District, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 3/1/38 ,
Continuously Callable @100 ........................................... 1,500 1,541
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,000 1,038
Series A , 4 .00% , 9/1/46 , Continuously Callable @100 ......................... 1,000 934
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,016
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.) , 4 .00% ,
4/15/49 , Continuously Callable @100 .................................... 1,500 1,424
38,002
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 2015-A , 6 .85% , 10/1/24 ,
Continuously Callable @100 ........................................... 20 20
Rhode Island Turnpike & Bridge Authority Revenue , Series A , 5 .00% , 10/1/40 , Continuously
Callable @100 ..................................................... 1,000 1,009
1,029
South Carolina (0.4%):
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... 1,100 981

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. $ 1,000 $ 1,005
4 .00% , 4/1/49 , Continuously Callable @103 ............................... 620 460
5 .25% , 2/1/53 , Continuously Callable @100 ............................... 750 797
3,243
Tennessee (1.1%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/37 , Continuously
Callable @100 ..................................................... 1,500 1,548
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 1,465 1,471
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 500 476
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 781
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,000 1,000
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ......... 2,500 2,659
The Metropolitan Nashville Airport Authority Revenue , Series A , 4 .00% , 7/1/49 , Continuously
Callable @100 ..................................................... 1,000 941
8,876
Texas (6.6%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,165 2,015
Bexar County Health Facilities Development Corp. Revenue , 5 .00% , 7/15/37 , Continuously
Callable @105 ..................................................... 1,000 927
Central Texas Regional Mobility Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 1,000 937
Central Texas Turnpike System Revenue , Series C , 5 .00% , 8/15/42 , Continuously Callable
@100 ........................................................... 1,000 1,001
City of Arlington Special Tax (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
2/15/48 , Continuously Callable @100 .................................... 1,000 1,023
City of Arlington Tax Allocation , 4 .00% , 8/15/50 , Continuously Callable @100 .......... 1,700 1,360
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 995
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,000 992
City of Irving Revenue , 5 .00% , 8/15/43 , Continuously Callable @100 ................. 1,000 986
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 1,000 983
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.) , 5 .80% , 9/1/25 1,530 1,555
Clifton Higher Education Finance Corp. Revenue , 4 .25% , 8/15/52 , Continuously Callable
@100 ........................................................... 1,500 1,382
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5 .00% , 8/15/39 , Continuously Callable @100 ............................... 1,000 1,002
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 1,000 953
4 .25% , 4/1/53 , Continuously Callable @100 ............................... 3,250 3,064
County of Bexar Revenue , 4 .00% , 8/15/44 , Continuously Callable @100 ............... 1,500 1,368
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... 1,000 920
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 1,000 875
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 1,000 942
Hidalgo County Regional Mobility Authority Revenue
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 735 684
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 700 630
Houston Higher Education Finance Corp. Revenue , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,100 874
Karnes County Hospital District Revenue , 5 .00% , 2/1/44 , Continuously Callable @100 ..... 1,000 1,000
Martin County Hospital District, GO , 4 .00% , 4/1/36 , Continuously Callable @100 ........ 350 346
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 1,000 996
Mesquite Health Facilities Development Corp. Revenue , 0.00% , 2/15/35 , Continuously
Callable @100 (h) ................................................... 338 13
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 4/1/47 , Pre-refunded  4/1/25 @ 100 ......................... 1,600 1,618
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (h) ...................... 1,000 945

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/38 , Continuously Callable @100 .......... $ 225 $ 230
North Texas Tollway Authority Revenue , Series B , 5 .00% , 1/1/45 , Continuously Callable
@100 ........................................................... 1,000 1,002
Port of Port Arthur Navigation District Revenue
Series A , 3 .00% , 4/1/40 , Continuously Callable @100 (e) ....................... 3,650 3,650
Series B , 3 .00% , 4/1/40 , Continuously Callable @100 (e) ....................... 900 900
Series C , 3 .05% , 4/1/40 , Continuously Callable @100 (e) ....................... 7,400 7,400
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/43 , Continuously Callable @100 .................................... 1,000 1,030
San Antonio Education Facilities Corp. Revenue , 4 .00% , 4/1/54 , Continuously Callable @100 1,000 783
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 956
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (h) ..................... 818 22
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 750 779
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (h) ..................... 818 22
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 1,935 1,825
Series B , 5 .00% , 7/1/48 , Continuously Callable @100 ......................... 2,960 3,021
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 1,375 1,408
53,414
Utah (0.6%):
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/41 , Continuously
Callable @103 ..................................................... 500 430
Utah Charter School Finance Authority Revenue
4 .00% , 4/15/52 , Continuously Callable @100 ............................... 3,000 2,539
4 .50% , 10/15/52 , Continuously Callable @100 .............................. 1,000 926
Series A , 4 .00% , 10/15/46 , Continuously Callable @100 ....................... 860 761
4,656
Vermont (0.2%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,000 830
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/46 ,
Continuously Callable @100 ........................................... 1,000 898
1,728
Virginia (0.1%):
Alexandria IDA Revenue , 5 .00% , 10/1/45 , Pre-refunded 10/1/25 @ 100 ................ 1,000 1,020
Washington (0.7%):
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 1,000 951
Washington Health Care Facilities Authority Revenue
4 .00% , 7/1/42 , Continuously Callable @100 ............................... 1,000 882
Series A , 5 .00% , 1/1/47 , Pre-refunded  1/1/27 @ 100 ......................... 1,000 1,043
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/45 , Continuously
Callable @100 ..................................................... 1,100 976
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/38 , Continuously Callable @102 (f) .............................. 1,000 949
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,014
Series A-1 , 3 .50% , 12/20/35 ........................................... 287 256
6,071
West Virginia (0.5%):
West Virginia Hospital Finance Authority Revenue
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 1,500 1,329
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 2,899
4,228
Wisconsin (1.7%):
Public Finance Authority Revenue
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,000 1,045
5 .00% , 1/1/42 , Continuously Callable @103 (f) .............................. 600 535
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,440 1,345
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 1,000 867
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,000 698
Series A , 5 .25% , 3/1/47 , Continuously Callable @100 ......................... 2,000 2,016

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ $ 1,000 $ 885
Series A , 5 .25% , 10/1/48 , Continuously Callable @100 ........................ 1,500 1,398
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 1,500 1,334
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 880 678
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 (f) ....................... 1,500 1,596
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 600 612
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 600 415
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 1,000 619
14,043
Total Municipal Bonds (Cost $455,553)
a
a
a
419,102
Total Investments (Cost $523,361) — 99.7% 806,997
Other assets in excess of liabilities — 0.3% 2,446
NET ASSETS - 100.00% $ 809,443
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of May 31, 2024.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was $14,929
(thousands) and amounted to 1.8% of net assets.
(g) Zero-coupon bond.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2024.
AMBAC
—
American Municipal Bond Assurance Corporation
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
CVR
—
Contingent Value Right
GO
—
General Obligation
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
MUNIPSA
—
SIFMA Municipal Swap Index Yield
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory International Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.8%)
Australia (5.4%):
Consumer Discretionary (0.9%):
ARB Corp. Ltd.(a) ...................................................... 74,218 $ 1,909
Aristocrat Leisure Ltd. ................................................... 558,137 16,775
Breville Group Ltd. ..................................................... 139,648 2,491
PWR Holdings Ltd. ..................................................... 346,465 2,550
23,725
Energy (0.2%):
MMA Offshore Ltd.(a) ................................................... 2,256,528 3,956
Woodside Energy Group Ltd. .............................................. 91,221 1,687
5,643
Financials (1.0%):
AUB Group Ltd. ....................................................... 109,283 2,158
Macquarie Group Ltd. ................................................... 131,385 16,771
National Australia Bank Ltd. ............................................... 191,805 4,343
QBE Insurance Group Ltd.(a) .............................................. 171,938 2,044
25,316
Health Care (0.6%):
CSL Ltd. ............................................................. 75,387 14,108
Nanosonics Ltd.(a) ...................................................... 435,857 822
14,930
Industrials (0.2%):
Brambles Ltd. ......................................................... 179,140 1,702
Johns Lyng Group Ltd. ................................................... 667,295 2,510
Qantas Airways Ltd.(a) ................................................... 462,347 1,900
6,112
Information Technology (0.1%):
Technology One Ltd. .................................................... 169,497 2,018
Materials (1.7%):
BHP Group Ltd. ........................................................ 956,188 28,452
Capricorn Metals Ltd.(a) .................................................. 609,145 1,945
Gold Road Resources Ltd.(a) .............................................. 1,577,664 1,731
Imdex Ltd. ............................................................ 2,166,149 3,218
Northern Star Resources Ltd.(a) ............................................ 238,071 2,276
Ramelius Resources Ltd.(a) ............................................... 2,494,991 3,268
Rio Tinto Ltd. ......................................................... 41,322 3,553
44,443
Real Estate (0.7%):
Charter Hall Group ...................................................... 177,917 1,447
Goodman Group ....................................................... 109,514 2,460
Scentre Group ......................................................... 6,990,686 14,748
18,655
140,842
Austria (0.3%):
Energy (0.0%):(b)
Schoeller-Bleckmann Oilfield Equipment AG ................................... 21,999 937
Financials (0.2%):
Erste Group Bank AG .................................................... 92,963 4,568
Industrials (0.1%):
ANDRITZ AG ......................................................... 39,825 2,391

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Information Technology (0.0%):(b)
ams-OSRAM AG(a) ..................................................... 598,336 $ 965
8,861
Belgium (1.1%):
Communication Services (0.0%):(b)
Proximus SADP ........................................................ 148,895 1,174
Financials (0.1%):
Ageas SA ............................................................ 63,182 3,152
Information Technology (0.5%):
Melexis NV ........................................................... 132,385 12,018
Materials (0.5%):
Solvay SA, Class A(c) ................................................... 279,552 10,257
Titan Cement International SA ............................................. 65,589 2,158
12,415
28,759
Brazil (0.7%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 296,813 2,448
Consumer Discretionary (0.0%):(b)
Lojas Renner SA ....................................................... 158,700 397
Consumer Staples (0.1%):
Ambev SA ............................................................ 372,964 821
Atacadao SA .......................................................... 721,124 1,363
2,184
Energy (0.2%):
PRIO SA ............................................................. 215,200 1,706
Raizen SA, Class PN .................................................... 2,643,500 1,435
Ultrapar Participacoes SA ................................................. 168,434 743
3,884
Financials (0.2%):
Banco Bradesco SA, ADR ................................................ 1,352,016 3,326
Banco do Brasil SA ..................................................... 474,500 2,451
Caixa Seguridade Participacoes S/A .......................................... 176,317 499
6,276
Utilities (0.1%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 157,505 2,216
Equatorial Energia SA ................................................... 239,200 1,331
3,547
18,736
Canada (2.3%):
Consumer Discretionary (0.1%):
Linamar Corp. ......................................................... 32,008 1,668
Energy (0.5%):
ARC Resources Ltd. ..................................................... 186,595 3,531
Headwater Exploration, Inc. ............................................... 285,564 1,599
Parex Resources, Inc. .................................................... 74,410 1,221
Pason Systems, Inc. ..................................................... 248,466 3,007
Suncor Energy, Inc. ..................................................... 44,032 1,796
Trican Well Service Ltd. .................................................. 900,168 2,959
14,113
Financials (0.6%):
Fairfax Financial Holdings Ltd. ............................................. 4,774 5,375

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
National Bank of Canada ................................................. 41,685 $ 3,563
Sprott, Inc. ........................................................... 57,464 2,584
Sun Life Financial, Inc. .................................................. 47,929 2,402
The Toronto-Dominion Bank ............................................... 50,233 2,809
16,733
Industrials (0.5%):
Calian Group Ltd. ...................................................... 44,138 1,786
Element Fleet Management Corp. ........................................... 204,408 3,633
Finning International, Inc. ................................................. 62,749 1,874
MDA Space Ltd.(a) ..................................................... 154,857 1,339
Russel Metals, Inc. ...................................................... 70,081 1,881
Savaria Corp. .......................................................... 142,207 1,858
12,371
Materials (0.6%):
Barrick Gold Corp. ...................................................... 175,575 2,995
Dundee Precious Metals, Inc. .............................................. 288,793 2,384
Karora Resources, Inc.(a) ................................................. 582,765 2,365
Lundin Mining Corp. .................................................... 216,910 2,494
Stella-Jones, Inc. ....................................................... 46,478 2,775
Teck Resources Ltd., Class B .............................................. 50,076 2,605
15,618
60,503
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 915,570 1,720
China (1.8%):
Communication Services (0.7%):
Baidu, Inc., Class SW(a) .................................................. 243,740 2,954
Kuaishou Technology, Class W(a)(d) ......................................... 337,300 2,409
Tencent Holdings Ltd. ................................................... 260,500 12,086
17,449
Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd. ............................................... 491,469 4,799
BYD Co. Ltd. ......................................................... 67,500 1,894
Dongfeng Motor Group Co. Ltd., Class H ..................................... 1,492,445 484
Fuyao Glass Industry Group Co. Ltd., Class H(d) ................................ 269,200 1,523
MINISO Group Holding Ltd., ADR .......................................... 79,127 1,780
Trip.com Group Ltd.(a) ................................................... 39,400 2,014
12,494
Consumer Staples (0.1%):
Giant Biogene Holding Co. Ltd.(a)(d) ........................................ 305,600 1,940
Financials (0.3%):
Agricultural Bank of China Ltd., Class H ...................................... 3,731,000 1,564
Bank of China Ltd., Class H ............................................... 5,269,000 2,498
China Construction Bank Corp., Class H ...................................... 3,052,000 2,166
PICC Property & Casualty Co. Ltd., Class H ................................... 2,046,000 2,667
8,895
Health Care (0.0%):(b)
Sinopharm Group Co. Ltd., Class H .......................................... 444,800 1,210
Industrials (0.1%):
China Railway Group Ltd., Class H .......................................... 4,017,000 2,164
Sinotruk Hong Kong Ltd. ................................................. 775,500 1,804
3,968
Materials (0.1%):
Anhui Conch Cement Co. Ltd., Class H ....................................... 586,500 1,452

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Ganfeng Lithium Group Co. Ltd., Class H(d) ................................... 180,800 $ 502
1,954
47,910
Denmark (3.6%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 125,548 20,626
Health Care (2.7%):
Novo Nordisk A/S, Class B ................................................ 515,680 69,882
Industrials (0.1%):
INVISIO AB .......................................................... 129,649 3,272
93,780
Finland (0.4%):
Consumer Discretionary (0.1%):
Harvia Oyj ........................................................... 58,452 2,658
Marimekko Oyj ........................................................ 72,030 1,253
3,911
Health Care (0.1%):
Revenio Group Oyj ..................................................... 55,069 1,684
Information Technology (0.2%):
Incap Oyj(a)(c) ........................................................ 240,159 3,094
Nokia Oyj ............................................................ 792,284 3,099
6,193
11,788
France (8.9%):
Communication Services (0.3%):
Orange SA(c) ......................................................... 298,817 3,489
Publicis Groupe SA ..................................................... 38,673 4,343
7,832
Consumer Discretionary (2.0%):
La Francaise des Jeux SAEM(d) ............................................ 327,473 11,787
LVMH Moet Hennessy Louis Vuitton SE ...................................... 40,162 32,115
Renault SA ........................................................... 59,288 3,482
Trigano SA ........................................................... 13,740 2,102
Valeo SE ............................................................. 148,161 1,832
51,318
Consumer Staples (1.3%):
Carrefour SA(c) ........................................................ 196,755 3,208
L'Oreal SA ........................................................... 65,554 32,353
35,561
Energy (0.8%):
Gaztransport Et Technigaz SA .............................................. 55,258 8,060
Technip Energies NV .................................................... 152,109 3,680
TotalEnergies SE ....................................................... 119,358 8,743
20,483
Financials (0.8%):
AXA SA ............................................................. 223,075 8,053
BNP Paribas SA(c) ...................................................... 110,962 8,190
Societe Generale SA(c) ................................................... 183,703 5,502
21,745
Health Care (0.1%):
EssilorLuxottica SA(a)(c) ................................................. 8,388 1,881

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Ipsen SA ............................................................. 14,219 $ 1,865
3,746
Industrials (2.0%):
Cie de Saint-Gobain SA .................................................. 87,404 7,716
Eiffage SA ............................................................ 19,513 2,159
Rexel SA ............................................................. 548,478 16,666
Safran SA ............................................................ 98,309 23,021
SPIE SA ............................................................. 55,430 2,293
51,855
Information Technology (0.4%):
Capgemini SE ......................................................... 40,680 8,241
Esker SA ............................................................. 10,306 2,146
10,387
Materials (0.8%):
Arkema SA ........................................................... 211,057 21,625
Real Estate (0.1%):
Klepierre SA .......................................................... 63,043 1,830
Utilities (0.3%):
Engie SA(c) ........................................................... 459,642 7,786
234,168
Germany (6.7%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 206,859 5,029
Consumer Discretionary (0.9%):
Continental AG ........................................................ 33,364 2,274
HUGO BOSS AG ...................................................... 28,790 1,524
Mercedes-Benz Group AG ................................................ 27,595 2,002
Volkswagen AG, Preference Shares .......................................... 148,019 18,598
24,398
Consumer Staples (0.2%):
Henkel AG & Co. KGaA, Preference Shares .................................... 65,063 5,889
Financials (1.2%):
Allianz SE, Registered Shares .............................................. 92,998 27,220
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 7,213 3,597
30,817
Health Care (0.1%):
Fresenius SE & Co. KGaA(a) .............................................. 111,519 3,558
Industrials (1.9%):
2G Energy AG ......................................................... 108,037 2,970
Amadeus Fire AG ...................................................... 19,639 2,371
Cewe Stiftung & Co. KGaA ............................................... 15,602 1,821
Daimler Truck Holding AG ................................................ 161,204 6,896
Siemens AG, Registered Shares ............................................. 179,530 34,598
48,656
Information Technology (1.3%):
Atoss Software SE ...................................................... 7,767 1,979
PVA TePla AG(a)(c) ..................................................... 84,035 1,709
SAP SE .............................................................. 166,783 30,410
34,098
Materials (0.5%):
BASF SE ............................................................ 73,030 3,865
Evonik Industries AG(a) .................................................. 139,768 3,078

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Heidelberg Materials AG ................................................. 53,529 $ 5,613
12,556
Utilities (0.4%):
RWE AG ............................................................. 289,669 11,007
176,008
Greece (0.1%):
Financials (0.1%):
National Bank of Greece SA(a) ............................................. 213,649 1,856
Hong Kong (1.6%):
Consumer Staples (0.1%):
WH Group Ltd.(d) ...................................................... 2,631,363 1,793
Financials (0.8%):
AIA Group Ltd. ........................................................ 2,099,200 16,306
BOC Hong Kong Holdings Ltd. ............................................ 450,500 1,416
Prudential PLC ........................................................ 372,199 3,564
21,286
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 466,787 2,280
Real Estate (0.5%):
CK Asset Holdings Ltd. .................................................. 3,340,540 13,232
Sino Land Co. Ltd.(a) .................................................... 1,238,000 1,318
14,550
Utilities (0.1%):
Kunlun Energy Co. Ltd. .................................................. 1,772,000 1,848
41,757
India (1.2%):
Consumer Discretionary (0.1%):
Tata Motors Ltd.(a) ..................................................... 222,374 2,464
Consumer Staples (0.1%):
Varun Beverages Ltd.(a) .................................................. 125,446 2,147
Energy (0.2%):
Oil & Natural Gas Corp. Ltd. .............................................. 208,148 661
Reliance Industries Ltd. .................................................. 111,327 3,819
4,480
Financials (0.4%):
Canara Bank(a) ........................................................ 1,508,690 2,139
ICICI Bank Ltd. ........................................................ 289,315 3,889
Power Finance Corp. Ltd. ................................................. 776,838 4,594
10,622
Information Technology (0.1%):
KPIT Technologies Ltd. .................................................. 92,333 1,616
Tata Consultancy Services Ltd. ............................................. 39,617 1,746
3,362
Materials (0.2%):
ACC Ltd. ............................................................ 51,378 1,569
Jindal Stainless Ltd. ..................................................... 376,254 3,579
5,148
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 830,971 3,092
31,315

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Indonesia (0.1%):
Communication Services (0.1%):
PT Indosat Tbk ........................................................ 2,982,400 $ 1,875
Ireland (1.8%):
Consumer Discretionary (0.2%):
PDD Holdings, Inc., ADR(a) ............................................... 34,226 5,126
Consumer Staples (0.1%):
Glanbia PLC .......................................................... 94,196 1,936
Financials (0.3%):
AIB Group PLC ........................................................ 512,712 2,917
Bank of Ireland Group PLC ............................................... 428,303 4,922
7,839
Health Care (0.1%):
ICON PLC(a) ......................................................... 9,692 3,148
Industrials (0.6%):
AerCap Holdings NV .................................................... 44,514 4,127
Ryanair Holdings PLC, ADR ............................................... 89,954 10,942
15,069
Information Technology (0.1%):
Keywords Studios PLC ................................................... 64,307 1,844
Materials (0.4%):
James Hardie Industries PLC(a) ............................................ 382,259 11,913
46,875
Israel (0.1%):
Information Technology (0.1%):
Nice Ltd.(a) ........................................................... 8,826 1,631
Italy (1.8%):
Energy (0.2%):
Eni SpA ............................................................. 375,582 5,931
Financials (0.5%):
BPER Banca SPA ....................................................... 742,802 3,997
UniCredit SpA ......................................................... 237,022 9,435
13,432
Health Care (0.2%):
El.En. SpA ........................................................... 241,217 2,648
Recordati Industria Chimica e Farmaceutica SpA ................................ 36,207 1,911
4,559
Industrials (0.2%):
Carel Industries SpA(d) .................................................. 69,379 1,315
Leonardo SpA(a) ....................................................... 98,032 2,521
3,836
Information Technology (0.1%):
Sesa SpA ............................................................. 22,008 2,552
Utilities (0.6%):
Enel SpA ............................................................. 295,730 2,147
Snam SpA ............................................................ 2,863,409 13,584
15,731
46,041

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Japan (21.5%):
Communication Services (1.4%):
Capcom Co. Ltd. ....................................................... 579,100 $ 10,718
DeNA Co. Ltd. ......................................................... 84,476 792
Dentsu Group, Inc.(c) .................................................... 102,420 2,711
Hakuhodo DY Holdings, Inc. .............................................. 163,590 1,355
Infocom Corp.(c) ....................................................... 111,100 3,442
Kakaku.com, Inc. ....................................................... 977,700 11,837
Konami Group Corp. .................................................... 38,900 2,726
Nippon Television Holdings, Inc. ............................................ 125,335 1,690
Okinawa Cellular Telephone Co. ............................................ 83,000 1,888
37,159
Consumer Discretionary (3.7%):
Aucnet, Inc. ........................................................... 150,500 2,256
Doshisha Co. Ltd. ...................................................... 122,800 1,741
Fujibo Holdings, Inc. .................................................... 75,400 2,217
GOLDWIN, Inc. ....................................................... 23,300 1,218
Honda Motor Co. Ltd. ................................................... 359,386 4,070
Isuzu Motors Ltd. ....................................................... 430,772 5,774
KFC Holdings Japan Ltd. ................................................. 86,800 3,582
Kura Sushi, Inc. ........................................................ 79,300 2,439
Nikon Corp. ........................................................... 109,680 1,142
Nissan Motor Co. Ltd. ................................................... 764,252 2,734
Panasonic Holdings Corp. ................................................. 154,600 1,366
Rinnai Corp. .......................................................... 73,056 1,754
Sega Sammy Holdings, Inc. ............................................... 139,750 1,974
Shoei Co. Ltd. ......................................................... 149,500 1,936
Stanley Electric Co. Ltd. .................................................. 88,781 1,633
Subaru Corp. .......................................................... 118,531 2,650
Sumitomo Electric Industries Ltd. ........................................... 166,063 2,695
Sumitomo Rubber Industries Ltd. ........................................... 130,741 1,475
Suzuki Motor Corp. ..................................................... 239,200 2,852
Tama Home Co. Ltd.(c) .................................................. 74,700 1,993
Toyota Motor Corp. ..................................................... 1,655,100 36,056
ZOZO, Inc. ........................................................... 573,200 13,372
96,929
Consumer Staples (1.2%):
Asahi Group Holdings Ltd. ................................................ 58,000 2,128
Create SD Holdings Co. Ltd.(c) ............................................. 85,700 1,839
Daikokutenbussan Co. Ltd. ................................................ 42,400 2,311
Earth Corp. ........................................................... 48,500 1,453
Kirin Holdings Co. Ltd. .................................................. 110,517 1,527
Milbon Co. Ltd. ........................................................ 57,300 1,241
Toyo Suisan Kaisha Ltd. .................................................. 275,500 19,864
Tsuruha Holdings, Inc. ................................................... 20,661 1,226
31,589
Financials (3.2%):
Dai-ichi Life Holdings, Inc. ............................................... 139,564 3,755
eGuarantee, Inc. ........................................................ 129,800 1,112
Japan Post Insurance Co. Ltd. .............................................. 130,520 2,516
Mizuho Financial Group, Inc. .............................................. 1,121,150 22,968
MS&AD Insurance Group Holdings, Inc. ...................................... 211,497 4,400
ORIX Corp. ........................................................... 100,300 2,188
Resona Holdings, Inc. .................................................... 471,502 3,273
Sumitomo Mitsui Financial Group, Inc. ....................................... 85,580 5,602
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 200,600 4,664
T&D Holdings, Inc. ..................................................... 297,725 5,383
Tokio Marine Holdings, Inc. ............................................... 774,100 26,821
82,682

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Health Care (1.9%):
Alfresa Holdings Corp. ................................................... 90,679 $ 1,277
Eisai Co. Ltd. .......................................................... 17,807 764
Elan Corp. ............................................................ 282,600 1,529
Fukuda Denshi Co. Ltd. .................................................. 39,200 1,543
Hoya Corp. ........................................................... 179,800 21,890
Nakanishi, Inc. ......................................................... 98,000 1,406
Ono Pharmaceutical Co. Ltd. .............................................. 115,964 1,679
Otsuka Holdings Co. Ltd. ................................................. 56,100 2,316
Shionogi & Co. Ltd. ..................................................... 330,882 14,909
Takara Bio, Inc. ........................................................ 169,700 1,107
Takeda Pharmaceutical Co. Ltd. ............................................ 90,703 2,415
50,835
Industrials (5.6%):
Aeon Delight Co. Ltd. ................................................... 86,400 2,255
AIT Corp. ............................................................ 149,300 1,710
Amada Co. Ltd. ........................................................ 84,520 954
AZ-COM MARUWA Holdings, Inc. ......................................... 144,100 1,099
Central Japan Railway Co. ................................................ 77,600 1,731
Creek & River Co. Ltd. ................................................... 114,600 1,232
F&M Co. Ltd. ......................................................... 101,400 975
Fuji Corp. ............................................................ 92,500 1,497
Fuji Electric Co. Ltd. .................................................... 329,800 19,677
FULLCAST Holdings Co. Ltd. ............................................. 129,800 1,198
Hino Motors Ltd.(a) ..................................................... 223,833 627
Hosokawa Micron Corp. .................................................. 52,500 1,440
ITOCHU Corp. ........................................................ 113,300 5,349
JAC Recruitment Co. Ltd. ................................................. 438,700 1,867
Japan Airlines Co. Ltd. ................................................... 90,231 1,517
JGC Holdings Corp. ..................................................... 150,112 1,194
Kamigumi Co. Ltd. ..................................................... 71,800 1,459
Komatsu Ltd. .......................................................... 105,800 3,110
Kubota Corp. .......................................................... 277,660 3,930
Makita Corp. .......................................................... 88,878 2,621
MISUMI Group, Inc. .................................................... 620,700 10,692
Mitsubishi Heavy Industries Ltd. ............................................ 2,719,500 23,792
Mitsui & Co. Ltd. ....................................................... 97,200 4,949
Nippon Yusen KK ...................................................... 462,600 14,668
Nitto Kogyo Corp. ...................................................... 65,600 1,441
Persol Holdings Co. Ltd. .................................................. 1,127,070 1,628
Sanwa Holdings Corp. ................................................... 1,035,300 19,275
Sanyo Denki Co. Ltd. .................................................... 36,500 1,685
Sumitomo Heavy Industries Ltd. ............................................ 56,032 1,525
Teikoku Electric Manufacturing Co. Ltd. ...................................... 88,200 1,311
THK Co. Ltd. ......................................................... 94,625 1,835
TKC Corp. ........................................................... 63,600 1,336
Trancom Co. Ltd. ....................................................... 37,600 1,452
Tsurumi Manufacturing Co. Ltd. ............................................ 85,600 2,355
Yamato Holdings Co. Ltd. ................................................. 167,800 1,928
145,314
Information Technology (3.0%):
Alps Alpine Co. Ltd. .................................................... 110,971 1,047
Anritsu Corp. .......................................................... 200,100 1,470
Avant Group Corp. ...................................................... 169,100 1,430
Canon, Inc. ........................................................... 62,600 1,822
Dexerials Corp. ........................................................ 38,600 1,625
Disco Corp. ........................................................... 53,300 20,968
DTS Corp. ............................................................ 72,700 1,934
Elecom Co. Ltd. ........................................................ 170,000 1,678
Fujitsu Ltd. ........................................................... 895,700 12,972
Future Corp. .......................................................... 190,300 1,834

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Horiba Ltd. ........................................................... 38,600 $ 3,052
Lasertec Corp. ......................................................... 8,300 2,134
Micronics Japan Co. Ltd. ................................................. 45,300 1,671
NEC Corp. ........................................................... 49,400 3,678
Optex Group Co. Ltd. .................................................... 146,300 1,595
Oracle Corp.(c) ........................................................ 177,100 12,595
Rohm Co. Ltd. ......................................................... 178,230 2,310
TDK Corp. ........................................................... 57,100 2,868
Tokyo Seimitsu Co. Ltd. .................................................. 32,100 2,299
78,982
Materials (0.6%):
Fujimi, Inc. ........................................................... 80,100 1,523
Fuso Chemical Co. Ltd. .................................................. 56,200 1,376
Kanto Denka Kogyo Co. Ltd. .............................................. 284,400 1,595
Mitsubishi Gas Chemical Co., Inc. ........................................... 118,880 2,231
Nippon Pillar Packing Co. Ltd. ............................................. 52,900 1,765
Nippon Steel Corp. ...................................................... 104,500 2,288
Taiheiyo Cement Corp. ................................................... 52,957 1,323
Toagosei Co. Ltd. ....................................................... 174,800 1,717
Tosoh Corp. ........................................................... 146,400 1,858
15,676
Real Estate (0.6%):
Daiwa House Industry Co. Ltd. ............................................. 67,300 1,791
Mitsubishi Estate Co. Ltd. ................................................. 138,638 2,338
Sumitomo Realty & Development Co. Ltd. .................................... 390,500 12,229
16,358
Utilities (0.3%):
Tokyo Gas Co. Ltd. ..................................................... 371,400 8,343
563,867
Luxembourg (0.1%):
Communication Services (0.0%):(b)
RTL Group SA(c) ....................................................... 32,363 1,084
Energy (0.1%):
Tenaris SA ............................................................ 94,709 1,565
2,649
Malaysia (0.1%):
Financials (0.1%):
CIMB Group Holdings Bhd ............................................... 1,316,392 1,918
Industrials (0.0%):(b)
Frencken Group Ltd. .................................................... 1,707,200 1,851
3,769
Mexico (0.3%):
Consumer Staples (0.1%):
Arca Continental SAB de CV .............................................. 198,972 2,030
Energy (0.1%):
Vista Energy SAB de CV, ADR(a) ........................................... 63,935 3,098
Financials (0.1%):
Gentera SAB de CV ..................................................... 1,335,844 2,073
7,201
Netherlands (5.5%):
Communication Services (0.7%):
Koninklijke KPN NV .................................................... 4,431,249 16,612

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
VEON Ltd., ADR(a) ..................................................... 31,226 $ 793
17,405
Consumer Discretionary (0.3%):
Prosus NV(a) .......................................................... 83,481 3,030
Stellantis NV .......................................................... 241,302 5,346
8,376
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV ............................................ 115,731 3,589
Financials (1.7%):
ABN AMRO Bank NV(d) ................................................. 241,741 4,135
Euronext NV(d) ........................................................ 26,433 2,602
ING Groep NV ........................................................ 1,785,019 31,886
NN Group NV(a)(c) ..................................................... 128,742 6,006
44,629
Health Care (0.2%):
Koninklijke Philips NV(a) ................................................ 207,607 5,670
Industrials (0.7%):
Randstad NV .......................................................... 33,754 1,784
Wolters Kluwer NV ..................................................... 109,008 17,383
19,167
Information Technology (1.7%):
ASM International NV ................................................... 34,701 24,416
ASML Holding NV ..................................................... 20,880 19,975
44,391
143,227
New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 490,719 8,925
Norway (0.8%):
Energy (0.4%):
Aker BP ASA ......................................................... 226,656 5,854
Equinor ASA .......................................................... 59,376 1,724
TGS ASA(c) .......................................................... 206,417 2,716
10,294
Financials (0.4%):
SpareBank 1 SMN ...................................................... 659,774 9,639
Materials (0.0%):(b)
Norsk Hydro ASA ...................................................... 64,172 435
20,368
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 126,396 2,658
Qatar (0.0%):(b)
Communication Services (0.0%):(b)
Ooredoo QPSC ........................................................ 531,205 1,372
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC, ADR(a)(e)(f) ...................................... 177,615 10
Energy (0.0%):(b)
Gazprom PJSC, ADR(a)(e)(f) .............................................. 153,287 8

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
LUKOIL PJSC, ADR(a)(e)(f) .............................................. 13,126 $ 210
218
Financials (0.0%):(b)
Sberbank of Russia PJSC(a)(e)(f) ........................................... 564,350 —
Sberbank of Russia PJSC, ADR(a)(e)(f) ....................................... 505,824 —(g)
—(g)
228
Saudi Arabia (0.1%):
Financials (0.1%):
Saudi Awwal Bank ...................................................... 227,837 2,330
Singapore (0.5%):
Consumer Discretionary (0.1%):
Genting Singapore Ltd. ................................................... 2,650,000 1,788
Consumer Staples (0.0%):(b)
Sheng Siong Group Ltd. .................................................. 1,447,800 1,598
Financials (0.2%):
DBS Group Holdings Ltd. ................................................. 99,330 2,649
iFAST Corp. Ltd. ....................................................... 471,300 2,367
5,016
Health Care (0.1%):
Raffles Medical Group Ltd. ................................................ 2,182,700 1,649
Information Technology (0.0%):(b)
AEM Holdings Ltd.(a) ................................................... 408,646 558
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 682,600 2,580
13,189
South Africa (0.3%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 238,222 1,046
Energy (0.0%):(b)
Exxaro Resources Ltd. ................................................... 99,499 964
Financials (0.1%):
Investec PLC .......................................................... 244,900 1,638
Old Mutual Ltd. ........................................................ 2,338,206 1,323
2,961
Health Care (0.1%):
Aspen Pharmacare Holdings Ltd. ............................................ 138,262 1,717
6,688
South Korea (1.4%):
Communication Services (0.1%):
KT Corp. ............................................................. 112,226 2,997
Consumer Discretionary (0.3%):
Coway Co. Ltd. ........................................................ 35,813 1,466
Hankook Tire & Technology Co. Ltd. ........................................ 30,889 979
Hyundai Mobis Co. Ltd. .................................................. 18,131 2,827
Kia Corp. ............................................................ 25,373 2,166
7,438
Financials (0.6%):
DB Insurance Co. Ltd. ................................................... 32,209 2,414
Hana Financial Group, Inc. ................................................ 76,501 3,416

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
KB Financial Group, Inc. ................................................. 66,806 $ 3,841
Shinhan Financial Group Co. Ltd. ........................................... 140,581 4,823
14,494
Industrials (0.1%):
Hanwha Aerospace Co. Ltd. ............................................... 10,930 1,630
Samsung E&A Co. Ltd.(a) ................................................ 89,194 1,511
3,141
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 110,834 5,872
SK Hynix, Inc. ......................................................... 20,863 2,875
8,747
36,817
Spain (1.9%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA .............................................. 90,663 4,311
Energy (0.1%):
Repsol SA ............................................................ 110,366 1,802
Financials (1.4%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 2,858,697 31,016
Banco Santander SA ..................................................... 915,148 4,826
Bankinter SA .......................................................... 230,510 2,036
37,878
Health Care (0.1%):
Laboratorios Farmaceuticos Rovi SA ......................................... 24,954 2,387
Utilities (0.1%):
Iberdrola SA .......................................................... 187,949 2,480
48,858
Sweden (2.2%):
Consumer Discretionary (0.1%):
Evolution AB(d) ....................................................... 21,230 2,291
Consumer Staples (0.1%):
Essity AB, Class B ...................................................... 107,490 2,762
Financials (0.1%):
Swedbank AB, Class A ................................................... 98,797 2,058
Health Care (0.4%):
BioGaia AB, Class B .................................................... 188,899 2,297
Biotage AB ........................................................... 166,720 2,953
Camurus AB(a) ........................................................ 29,073 1,613
Sectra AB, Class B(a) .................................................... 133,019 3,044
9,907
Industrials (1.3%):
Atlas Copco AB, Class B ................................................. 1,531,573 25,437
SKF AB, B Shares ...................................................... 177,267 3,896
Troax Group AB ....................................................... 86,590 2,080
Volvo AB, Class B ...................................................... 100,971 2,719
34,132
Information Technology (0.2%):
HMS Networks AB ..................................................... 47,787 2,091
Telefonaktiebolaget LM Ericsson, Class B ..................................... 523,157 3,224
5,315
56,465

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Switzerland (9.5%):
Consumer Discretionary (0.1%):
The Swatch Group AG ................................................... 16,846 $ 3,609
Consumer Staples (2.2%):
Coca-Cola HBC AG ..................................................... 590,261 20,027
Nestle SA, Registered Shares .............................................. 361,876 38,418
58,445
Financials (2.0%):
Partners Group Holding AG ............................................... 14,565 19,605
Swiss Life Holding AG ................................................... 2,900 2,028
UBS Group AG ........................................................ 948,128 30,168
Zurich Insurance Group AG ............................................... 3,757 1,978
53,779
Health Care (3.4%):
Alcon, Inc. ........................................................... 24,753 2,224
Novartis AG, Registered Shares ............................................. 510,830 52,878
Roche Holding AG ...................................................... 119,074 30,407
Sandoz Group AG ...................................................... 67,826 2,400
87,909
Industrials (0.7%):
ABB Ltd., Registered Shares ............................................... 54,580 3,010
Adecco Group AG ...................................................... 76,362 2,898
Burckhardt Compression Holding AG ........................................ 3,151 2,106
Burkhalter Holding AG ................................................... 15,001 1,540
Huber + Suhner AG, Registered Shares ....................................... 22,772 1,944
Interroll Holding AG, Class R .............................................. 562 1,735
Kardex Holding AG, Registered Shares ....................................... 11,635 3,222
Zehnder Group AG, Registered Shares ........................................ 26,839 1,805
18,260
Information Technology (0.6%):
Comet Holding AG, Class R ............................................... 9,660 3,620
Inficon Holding AG, Registered Shares ....................................... 1,146 1,831
Landis+Gyr Group AG ................................................... 29,512 2,524
Logitech International SA, Class R .......................................... 18,832 1,885
Sensirion Holding AG(a)(c)(d) ............................................. 19,117 1,605
STMicroelectronics NV .................................................. 38,227 1,614
u-blox Holding AG ...................................................... 21,625 2,301
15,380
Materials (0.5%):
Clariant AG ........................................................... 124,524 1,996
Glencore PLC ......................................................... 444,752 2,741
Holcim AG ........................................................... 91,590 8,047
12,784
250,166
Taiwan (1.0%):
Financials (0.1%):
CTBC Financial Holding Co. Ltd. ........................................... 1,635,000 1,792
Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd. ............................................. 185,000 1,625
Information Technology (0.8%):
Catcher Technology Co. Ltd. ............................................... 232,441 1,615
Elite Material Co. Ltd. ................................................... 123,000 1,559
MediaTek, Inc. ......................................................... 53,000 2,030
Quanta Computer, Inc. ................................................... 248,000 2,107
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 489,000 12,525

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Wiwynn Corp. ......................................................... 29,000 $ 2,220
22,056
25,473
Thailand (0.2%):
Financials (0.1%):
Kasikornbank PCL ...................................................... 1,129,752 4,029
Health Care (0.1%):
Bumrungrad Hospital PCL ................................................ 345,500 2,275
6,304
United Arab Emirates (0.1%):
Real Estate (0.1%):
Emaar Development PJSC ................................................ 1,528,089 3,091
United Kingdom (13.9%):
Communication Services (0.6%):
BT Group PLC ........................................................ 1,927,295 3,226
Informa PLC .......................................................... 218,532 2,378
MONY Group PLC ..................................................... 497,349 1,440
Team Internet Group PLC ................................................. 1,135,318 2,760
WPP PLC ............................................................ 406,419 4,253
YouGov PLC .......................................................... 136,626 1,715
15,772
Consumer Discretionary (1.3%):
Burberry Group PLC .................................................... 161,135 2,137
Focusrite PLC ......................................................... 262,754 1,301
Greggs PLC ........................................................... 385,665 14,501
Kingfisher PLC ........................................................ 751,821 2,545
Next PLC ............................................................ 120,605 14,442
34,926
Consumer Staples (2.3%):
Associated British Foods PLC .............................................. 89,522 2,924
British American Tobacco PLC ............................................. 241,914 7,480
Coca-Cola Europacific Partners PLC ......................................... 34,964 2,577
Diageo PLC ........................................................... 402,563 13,551
Imperial Brands PLC .................................................... 781,637 19,419
J Sainsbury PLC ....................................................... 412,582 1,462
Marks & Spencer Group PLC .............................................. 1,002,492 3,878
Reckitt Benckiser Group PLC .............................................. 65,493 3,748
Tate & Lyle PLC ....................................................... 200,106 1,780
Tesco PLC ............................................................ 814,481 3,239
60,058
Energy (2.7%):
BP PLC .............................................................. 3,765,667 23,551
Harbour Energy PLC .................................................... 412,439 1,754
Shell PLC(a) .......................................................... 1,201,187 43,348
Subsea 7 SA .......................................................... 122,431 2,275
70,928
Financials (2.8%):
3i Group PLC ......................................................... 146,823 5,409
Barclays PLC ......................................................... 8,183,547 23,108
H&T Group PLC(c) ..................................................... 304,858 1,552
HSBC Holdings PLC .................................................... 2,768,401 24,670
IntegraFin Holdings PLC ................................................. 549,019 2,472
Legal & General Group PLC ............................................... 1,512,027 4,848
Man Group PLC ....................................................... 564,767 1,909

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Standard Chartered PLC .................................................. 995,964 $ 9,918
73,886
Health Care (0.6%):
Advanced Medical Solutions Group PLC ...................................... 434,508 1,199
AstraZeneca PLC ....................................................... 15,113 2,349
ConvaTec Group PLC(d) ................................................. 496,559 1,583
GSK PLC ............................................................ 501,668 11,254
16,385
Industrials (1.4%):
Alpha Financial Markets Consulting PLC ...................................... 349,297 1,817
Ashtead Group PLC ..................................................... 139,221 10,195
Ashtead Technology Holdings PLC .......................................... 270,912 2,860
Babcock International Group PLC ........................................... 205,675 1,484
Chemring Group PLC .................................................... 389,255 1,921
Clarkson PLC ......................................................... 55,820 2,936
easyJet PLC ........................................................... 736,549 4,356
Judges Scientific PLC .................................................... 11,712 1,670
Mitie Group PLC ....................................................... 1,377,119 2,146
RELX PLC ........................................................... 42,016 1,843
Rolls-Royce Holdings PLC(a) .............................................. 487,567 2,847
RWS Holdings PLC ..................................................... 574,281 1,272
SThree PLC ........................................................... 482,527 2,716
38,063
Information Technology (0.2%):
Kainos Group PLC ...................................................... 187,612 2,752
The Sage Group PLC .................................................... 152,956 2,009
4,761
Materials (1.3%):
Anglo American PLC .................................................... 77,373 2,505
Endeavour Mining PLC .................................................. 50,048 1,087
Fresnillo PLC ......................................................... 197,737 1,580
Ibstock PLC(d) ........................................................ 1,026,121 2,100
Mondi PLC ........................................................... 154,976 3,089
Rio Tinto PLC ......................................................... 323,884 22,796
33,157
Real Estate (0.2%):
Land Securities Group PLC ............................................... 181,721 1,525
The British Land Co. PLC ................................................ 634,456 3,568
5,093
Utilities (0.5%):
Centrica PLC .......................................................... 4,614,397 8,374
Drax Group PLC ....................................................... 324,938 2,153
National Grid PLC(a) .................................................... 160,219 1,815
12,342
365,371
United States (0.0%):(b)
Energy (0.0%):(b)
Shell PLC-DRIP(a) ..................................................... 1,202,635 414
Total Common Stocks (Cost $1,888,815) 2,563,855
Rights (0.0%)(b)
France (0.0%):(b)
Health Care (0.0%):(b)
EssilorLuxottica SA(a) ................................................... 8,388 36

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC, ADR .........................................
1/21/2016
$ 486
LUKOIL PJSC, ADR .........................................
12/29/2015
430
Mobile TeleSystems PJSC, ADR .................................
1/28/2022
1,372
Sberbank of Russia PJSC ......................................
7/15/2019
2,134
Sberbank of Russia PJSC, ADR ..................................
1/15/2016
556
Security Description Shares
Value
(000)
Netherlands (0.0%):(b)
Industrials (0.0%):(b)
Wolters Kluwer NV(a) ................................................... 100,696 $ 149
Total Rights (Cost $184) 185
Exchange-Traded Funds (0.5%)
United States (0.5%):
iShares Core MSCI EAFE ETF ............................................. 95,298 7,190
iShares Core MSCI Emerging Markets ETF .................................... 51,654 2,717
iShares MSCI EAFE Small-Cap ETF ......................................... 45,415 2,931
12,838
Total Exchange-Traded Funds (Cost $12,040) 12,838
Collateral for Securities Loaned (2.4%)^
United States (2.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(h) ........ 16,159,416 16,159
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.23%(h) ............ 16,159,416 16,159
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(h) ............... 16,159,416 16,159
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(h) . 16,159,416 16,159
Total Collateral for Securities Loaned (Cost $64,637) 64,636
Total Investments (Cost $1,965,676) — 100.7% 2,641,514
Liabilities in excess of other assets — (0.7)% (18,850)
NET ASSETS - 100.00% $ 2,622,664
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was $35,586
(thousands) and amounted to 1.4% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at May 31, 2024 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of May 31, 2024.
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on May 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.6%)
New York (95.2%):
Albany Capital Resource Corp. Revenue , 5 .00% , 6/1/49 , Continuously Callable @100 ..... $ 1,500 $ 1,191
Albany County Airport Authority Revenue , Series A , 5 .00% , 12/15/48 , Continuously Callable
@100 ........................................................... 1,000 1,038
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 1,000 894
Brookhaven Local Development Corp. Revenue
5 .25% , 11/1/36 , Continuously Callable @100 ............................... 1,500 1,512
4 .00% , 10/1/45 , Continuously Callable @100 ............................... 1,000 944
Series B , 4 .00% , 11/1/55 , Continuously Callable @102 ........................ 1,000 790
Broome County Local Development Corp. Revenue , 4 .00% , 7/1/47 , Continuously Callable
@103 ........................................................... 500 377
Buffalo & Erie County Industrial Land Development Corp. Revenue
5 .00% , 7/1/40 , Continuously Callable @100 ............................... 2,000 1,693
5 .00% , 8/1/52 , Continuously Callable @100 ............................... 1,000 883
Series A , 5 .00% , 6/1/35 , Continuously Callable @103 ......................... 1,000 1,014
Build NYC Resource Corp. Revenue
5 .00% , 6/1/40 , Continuously Callable @100 ............................... 700 701
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 500 492
4 .00% , 8/1/42 , Continuously Callable @100 ............................... 1,000 870
5 .00% , 7/1/45 , Continuously Callable @100 ............................... 2,000 1,955
5 .00% , 11/1/47 ..................................................... 2,000 2,164
5 .00% , 6/1/48 , Continuously Callable @102 ............................... 2,000 2,007
4 .00% , 7/1/49 , Continuously Callable @100 ............................... 500 451
5 .75% , 6/1/52 , Continuously Callable @100 (a) ............................. 750 762
4 .75% , 6/15/53 , Continuously Callable @100 ............................... 500 476
5 .75% , 6/1/62 , Continuously Callable @100 (a) ............................. 250 254
Series A , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 500 486
Bushnell's Basin Fire Association, Inc. Revenue , 3 .00% , 11/1/30 ..................... 1,970 1,725
City of Elmira, GO , 5 .00% , 7/1/35 , Continuously Callable @100 ..................... 1,575 1,679
City of Long Beach, GO (INS - Build America Mutual Assurance Co.) , Series B , 4 .63% ,
7/15/52 , Continuously Callable @100 .................................... 2,000 2,009
City of New York, GO
Series B-1 , 5 .25% , 10/1/47 , Continuously Callable @100 ...................... 500 545
Series B-3 , 3 .00% , 10/1/46 , Continuously Callable @100 (b) .................... 545 545
Dutchess County Local Development Corp. Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 600 601
Series A , 5 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,000 2,010
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 2,000 1,817
Series B , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 1,750 1,540
Hempstead Town Local Development Corp. Revenue , 5 .00% , 7/1/48 , Continuously Callable
@100 ........................................................... 300 298
Hudson Yards Infrastructure Corp. Revenue , Series A , 4 .00% , 2/15/44 , Continuously Callable
@100 ........................................................... 2,000 1,896
Jefferson County Civic Facility Development Corp. Revenue , 4 .00% , 11/1/47 , Continuously
Callable @100 ..................................................... 1,000 729
Metropolitan Transportation Authority Revenue
Series A1 , 5 .25% , 11/15/56 , Continuously Callable @100 ...................... 1,000 1,012
Series B , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 1,000 903
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 3,000 3,040
Series D-3 , 4 .00% , 11/15/49 , Continuously Callable @100 ..................... 2,000 1,816
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 2,000 1,767
5 .00% , 12/1/46 , Continuously Callable @100 ............................... 1,500 1,501
4 .00% , 10/1/47 , Continuously Callable @100 ............................... 1,000 853
5 .00% , 6/1/59 , Continuously Callable @100 (a) ............................. 1,000 993
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 2,000 2,000
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 1/15/38 , Continuously Callable @100 ......................... 500 500
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/55 ,
Continuously Callable @100 ........................................... 1,000 943

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
New York City Housing Development Corp. Revenue , 4 .20% , 11/1/58 , Continuously Callable
@100 ........................................................... $ 2,990 $ 2,709
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 2 .25% , 10/1/29 ............................................... 825 771
New York City Municipal Water Finance Authority Revenue , Series DD , 3 .00% , 6/15/33 ,
Continuously Callable @100 (b) ........................................ 450 450
New York City Transitional Finance Authority Building Aid Revenue , Series S-1 , 4 .00% ,
7/15/45 , Continuously Callable @100 .................................... 2,000 1,963
New York City Transitional Finance Authority Future Tax Secured Revenue , Series D-1 ,
5 .00% , 11/1/46 , Continuously Callable @100 ............................... 2,000 2,134
New York Convention Center Development Corp. Revenue
5 .00% , 11/15/45 , Continuously Callable @100 .............................. 500 504
Series B , 11/15/37 (c) ................................................ 1,000 561
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series B , 11/15/48 (c) ................................... 2,000 585
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 2,000 2,268
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,500 1,333
Series 1 , 5 .00% , 11/15/44 , Continuously Callable @100 (a) ..................... 1,000 1,000
New York Power Authority Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @100 250 266
New York State Dormitory Authority Revenue
5 .00% , 12/1/37 , Continuously Callable @100 (a) ............................. 1,300 1,174
6 .00% , 7/1/40 , Continuously Callable @100 (a) ............................. 2,800 2,496
5 .75% , 7/1/43 , Continuously Callable @100 ............................... 1,000 1,000
5 .00% , 7/1/48 , Pre-refunded  7/1/28 @ 100 ................................ 430 460
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 570 589
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 725 644
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 934
Series 1 , 4 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 938
Series A , 5 .00% , 5/1/38 , Continuously Callable @100 ......................... 500 474
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 2,000 1,853
Series A , 5 .00% , 5/1/43 , Continuously Callable @100 ......................... 1,000 1,003
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 2,000 1,932
Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,250 2,196
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 1,500 1,424
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 709
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 500 427
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 1,000 1,065
Series A-1 , 3 .50% , 7/1/44 , Continuously Callable @100 ....................... 1,000 765
Series A-1 , 4 .00% , 7/1/45 , Continuously Callable @100 ....................... 3,000 2,944
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.)
Series 1 , 5 .50% , 7/1/40 ............................................... 2,000 2,292
Series A , 5 .50% , 5/15/30 ............................................. 3,275 3,671
New York State Housing Finance Agency Revenue , Series C-1 , 4 .75% , 11/1/53 , Continuously
Callable @100 ..................................................... 1,100 1,080
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 3 .05% , 8/1/50 , Continuously Callable @100 (a) (b) ....................... 300 300
New York State Thruway Authority Revenue
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 889
Series B , 4 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 921
Series P , 5 .25% , 1/1/54 , Continuously Callable @100 ......................... 500 544
Oneida County Local Development Corp. Revenue , 4 .00% , 7/1/39 , Continuously Callable
@100 ........................................................... 750 681
Onondaga Civic Development Corp. Revenue
5 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 818
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 1,090 1,093
Onondaga County Trust for Cultural Resources Revenue , 5 .00% , 5/1/40 , Continuously Callable
@100 ........................................................... 800 816
Southold Local Development Corp. Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 . 1,000 1,000
St. Lawrence County Industrial Development Agency Revenue
5 .00% , 9/1/47 , Continuously Callable @100 ............................... 1,770 1,771
5 .25% , 7/1/52 , Continuously Callable @100 ............................... 1,000 1,064
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 500 487

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 211 , 3 .80% ,
10/1/48 , Continuously Callable @100 .................................... $ 1,230 $ 1,073
Suffolk County Economic Development Corp. Revenue , Series C , 5 .00% , 7/1/33 , Continuously
Callable @100 ..................................................... 250 250
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 750 771
The Trust for Cultural Resources of The City of New York Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 918
Tompkins County Development Corp. Revenue , 5 .00% , 7/1/44 , Continuously Callable @100 1,375 1,341
Triborough Bridge & Tunnel Authority Revenue
Series A , 4 .00% , 11/15/52 , Continuously Callable @100 ....................... 3,000 2,785
Series B , 11/15/32 (c) ................................................ 1,000 713
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,009
Westchester County Healthcare Corp. Revenue , Series B , 6 .00% , 11/1/30 , Continuously
Callable @100 ..................................................... 120 120
Westchester County Local Development Corp. Revenue
5 .00% , 7/1/42 , Continuously Callable @104 ............................... 815 792
5 .00% , 11/1/46 , Continuously Callable @100 ............................... 1,000 951
5 .00% , 6/1/47 , Continuously Callable @100 ............................... 1,000 956
Series S , 5 .00% , 1/1/51 , Continuously Callable @103 ......................... 1,000 1,008
Westchester Tobacco Asset Securitization Corp. Revenue , Series B , 5 .00% , 6/1/41 ,
Continuously Callable @100 ........................................... 500 505
119,866
Guam (3.4%):
Guam Government Waterworks Authority Revenue
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 500 500
Guam Power Authority Revenue , Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ... 1,250 1,290
Territory of Guam Revenue
Series A , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 500 498
Series D , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 1,000 1,004
4,293
Total Municipal Bonds (Cost $132,059)
a
a
a
124,159
Total Investments (Cost $132,059) — 98.6% 124,159
Other assets in excess of liabilities — 1.4% 1,779
NET ASSETS - 100.00% $ 125,938
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was $6,979
(thousands) and amounted to 5.5% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
AMBAC
—
American Municipal Bond Assurance Corporation
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Australia (11.8%):
Materials (11.8%):
Evolution Mining Ltd. ................................................... 3,836,576 $ 10,004
Gold Road Resources Ltd. (a) .............................................. 1,928,577 2,110
Northern Star Resources Ltd. (a) ............................................ 2,319,007 22,136
OceanaGold Corp. ...................................................... 2,084,516 4,788
Perseus Mining Ltd. ..................................................... 6,025,750 9,420
Ramelius Resources Ltd. (a) ............................................... 3,971,068 5,204
Regis Resources Ltd. (a) .................................................. 2,128,654 2,634
Silver Lake Resources Ltd. (a) .............................................. 4,268,850 4,359
West African Resources Ltd. (a) ............................................. 1,930,796 1,965
62,620
Canada (52.7%):
Materials (52.7%):
Agnico Eagle Mines Ltd. ................................................. 814,395 55,546
Alamos Gold, Inc. ...................................................... 1,223,003 20,452
B2Gold Corp. ......................................................... 4,814,038 13,565
Barrick Gold Corp. ...................................................... 3,002,002 51,304
Centerra Gold, Inc. ...................................................... 1,251,823 8,607
Dundee Precious Metals, Inc. .............................................. 1,726,585 14,253
Franco-Nevada Corp. .................................................... 175,776 21,629
Karora Resources, Inc. (a) ................................................. 419,439 1,702
Kinross Gold Corp. ..................................................... 2,506,049 20,374
Lundin Gold, Inc. ....................................................... 441,799 6,526
Nautilus Minerals, Inc. (a) (b) ............................................... 5,757,622 — (c)
New Gold, Inc. (a) ...................................................... 1,183,000 2,587
Osisko Gold Royalties Ltd. (a) .............................................. 169,643 2,848
Torex Gold Resources, Inc. (a) .............................................. 914,986 14,401
Wesdome Gold Mines Ltd. (a) .............................................. 237,090 1,935
Wheaton Precious Metals Corp. ............................................. 776,069 42,511
278,240
China (4.7%):
Materials (4.7%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 11,632,000 24,603
Jersey (1.1%):
Materials (1.1%):
Centamin PLC ......................................................... 3,704,746 5,654
Russian Federation (0.0%):
Materials (0.0%):
Polyus PJSC (a) (b) (d) .................................................... 62,088 —
South Africa (9.6%):
Materials (9.6%):
Gold Fields Ltd. , ADR ................................................... 2,125,451 33,476
Harmony Gold Mining Co. Ltd. ............................................. 1,888,885 17,192
50,668
Turkey (0.3%):
Materials (0.3%):
Koza Altin Isletmeleri AS (e) ............................................... 2,331,556 1,512
United Kingdom (6.1%):
Materials (6.1%):
Anglogold Ashanti PLC .................................................. 789,128 18,802
Endeavour Mining PLC .................................................. 628,803 13,653
32,455

Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Name
Acquisition Date
Cost
Polyus PJSC ...............................................
7/11/2019
$ 6,442
Security Description Shares
Value
(000)
United States (13.4%):
Materials (13.4%):
Newmont Corp. ........................................................ 1,145,287 $ 48,033
Royal Gold, Inc. ........................................................ 178,962 22,941
70,974
Total Common Stocks (Cost $342,862) 526,726
Collateral for Securities Loaned (0.0%)^(f)
United States (0.0%):(f)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (g) ........ 92,250 93
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (g) ............ 92,250 92
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (g) ............... 92,250 92
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (g) . 92,250 92
Total Collateral for Securities Loaned (Cost $369) 369
Total Investments (Cost $343,231) — 99.7% 527,095
Other assets in excess of liabilities — 0.3% 1,369
NET ASSETS - 100.00% $ 528,464
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of May 31, 2024.
(c) Rounds to less than $1 thousand.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at May 31, 2024 (amounts in thousands):
(e) All or a portion of this security is on loan.
(f) Amount represents less than 0.05% of net assets.
(g) Rate disclosed is the daily yield on May 31, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.3%)
Australia (1.8%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd. ................................................... 258,970 $ 7,783
Breville Group Ltd. ..................................................... 16,231 290
Lovisa Holdings Ltd. .................................................... 22,544 513
PWR Holdings Ltd. ..................................................... 57,235 421
9,007
Energy (0.0%):(a)
MMA Offshore Ltd. (b) ................................................... 215,520 378
Woodside Energy Group Ltd. .............................................. 18,782 347
725
Financials (0.4%):
AUB Group Ltd. ....................................................... 2,637 52
Macquarie Group Ltd. ................................................... 27,480 3,508
National Australia Bank Ltd. ............................................... 48,014 1,087
QBE Insurance Group Ltd. (b) .............................................. 37,470 445
5,092
Health Care (0.4%):
CSL Ltd. ............................................................. 26,363 4,934
Industrials (0.1%):
Brambles Ltd. ......................................................... 40,012 380
IPH Ltd. (b) ........................................................... 41,079 170
Johns Lyng Group Ltd. ................................................... 72,852 274
Qantas Airways Ltd. (b) ................................................... 98,640 406
1,230
Information Technology (0.0%):(a)
Technology One Ltd. .................................................... 17,623 210
Materials (0.2%):
Capricorn Metals Ltd. (b) ................................................. 63,815 204
Gold Road Resources Ltd. (b) .............................................. 271,302 298
Imdex Ltd. ............................................................ 452,042 671
Northern Star Resources Ltd. (b) ............................................ 52,478 502
Ramelius Resources Ltd. (b) ............................................... 412,835 541
Rio Tinto Ltd. ......................................................... 9,294 799
3,015
Real Estate (0.1%):
Charter Hall Group ...................................................... 37,983 309
Goodman Group ....................................................... 25,704 577
886
25,099
Austria (0.0%):(a)
Industrials (0.0%):(a)
ANDRITZ AG ......................................................... 8,736 525
Belgium (0.8%):
Information Technology (0.5%):
Melexis NV ........................................................... 68,020 6,175
Materials (0.3%):
Solvay SA , Class A (c) ................................................... 122,888 4,509
10,684
Bermuda (0.2%):
Financials (0.2%):
Everest Group Ltd. ...................................................... 6,400 2,502

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Brazil (0.4%):
Communication Services (0.0%):(a)
TIM SA .............................................................. 200,000 $ 604
Consumer Discretionary (0.1%):
Smartfit Escola de Ginastica e Danca SA ...................................... 86,700 371
Vibra Energia SA ....................................................... 124,690 512
883
Energy (0.1%):
Petroleo Brasileiro SA , ADR ............................................... 91,110 1,417
Financials (0.1%):
Itau Unibanco Holding SA , ADR ............................................ 174,055 1,043
Industrials (0.1%):
Marcopolo SA , Preference Shares ........................................... 204,720 254
Santos Brasil Participacoes SA ............................................. 206,700 453
707
Real Estate (0.0%):(a)
Multiplan Empreendimentos Imobiliarios SA ................................... 93,800 405
Utilities (0.0%):(a)
CPFL Energia SA ....................................................... 48,800 317
5,376
Canada (3.5%):
Consumer Discretionary (0.1%):
Lululemon Athletica, Inc. (b) ............................................... 6,056 1,889
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc. ............................................. 109,221 6,375
Energy (0.4%):
Parex Resources, Inc. .................................................... 311,719 5,117
Pason Systems, Inc. ..................................................... 15,950 193
Trican Well Service Ltd. .................................................. 70,976 233
5,543
Financials (0.3%):
Fairfax Financial Holdings Ltd. ............................................. 3,400 3,828
Industrials (0.5%):
Bombardier, Inc. , Class B (b) ............................................... 103,234 6,950
MDA Space Ltd. (b) ..................................................... 26,630 230
Russel Metals, Inc. ...................................................... 7,912 213
7,393
Information Technology (0.8%):
Constellation Software, Inc. ............................................... 3,926 10,922
Shopify, Inc. , Class A , ADR (b) ............................................. 12,937 765
11,687
Materials (0.9%):
Agnico Eagle Mines Ltd. ................................................. 92,492 6,308
Karora Resources, Inc. (b) ................................................. 63,952 260
Stella-Jones, Inc. ....................................................... 95,590 5,707
12,275
48,990
Chile (0.0%):(a)
Utilities (0.0%):(a)
Enel Chile SA ......................................................... 4,853,107 278

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
China (3.3%):
Communication Services (1.5%):
Kuaishou Technology , Class W (b) (d) ......................................... 102,300 $ 730
Tencent Holdings Ltd. ................................................... 404,400 18,763
Tencent Music Entertainment Group , ADR ..................................... 60,325 872
20,365
Consumer Discretionary (0.4%):
Alibaba Group Holding Ltd. ............................................... 136,576 1,334
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 131,200 838
H World Group Ltd. , ADR ................................................ 22,297 830
Meituan , Class W (b) (d) .................................................. 99,200 1,352
MINISO Group Holding Ltd. , ADR .......................................... 34,109 767
New Oriental Education & Technology Group, Inc. , ADR (b) ........................ 10,295 823
5,944
Consumer Staples (0.4%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A (b) ........................... 880,428 4,348
Tsingtao Brewery Co. Ltd. , Class H .......................................... 108,000 766
5,114
Energy (0.1%):
PetroChina Co. Ltd. , Class H .............................................. 1,132,000 1,161
Financials (0.6%):
China Merchants Bank Co. Ltd. , Class H ...................................... 148,500 665
Industrial & Commercial Bank of China Ltd. , Class H ............................. 13,381,370 7,582
8,247
Health Care (0.0%):(a)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 20,700 828
Industrials (0.1%):
Anhui Heli Co. Ltd. , Class A ............................................... 257,300 865
Weichai Power Co. Ltd. , Class H ............................................ 284,000 510
1,375
Materials (0.2%):
China Hongqiao Group Ltd. ............................................... 395,000 654
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 2,070,000 1,101
Western Mining Co. Ltd. , Class A ........................................... 222,900 573
Zijin Mining Group Co. Ltd. , Class H ........................................ 384,000 816
3,144
46,178
Denmark (1.8%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 51,095 8,394
Health Care (1.2%):
Novo Nordisk A/S , Class B ................................................ 118,312 16,033
Industrials (0.0%):(a)
INVISIO AB .......................................................... 15,234 385
24,812
France (3.6%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 8,247 926
Consumer Discretionary (0.4%):
La Francaise des Jeux SAEM (c) (d) .......................................... 144,625 5,206
LVMH Moet Hennessy Louis Vuitton SE ...................................... 702 561
5,767

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Consumer Staples (0.6%):
L'Oreal SA ........................................................... 15,603 $ 7,701
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 46,922 6,844
Technip Energies NV .................................................... 17,358 420
7,264
Financials (0.1%):
AXA SA ............................................................. 22,141 799
BNP Paribas SA (c) ...................................................... 9,742 719
1,518
Health Care (0.1%):
EssilorLuxottica SA (b) (c) ................................................. 1,832 411
Ipsen SA ............................................................. 3,087 405
816
Industrials (1.3%):
Cie de Saint-Gobain SA .................................................. 10,144 896
Eiffage SA ............................................................ 4,440 491
Rexel SA ............................................................. 268,256 8,151
Safran SA ............................................................ 31,783 7,443
SPIE SA ............................................................. 7,685 318
17,299
Information Technology (0.0%):(a)
Capgemini SE ......................................................... 3,066 621
Materials (0.5%):
Arkema SA ........................................................... 72,454 7,424
Real Estate (0.0%):(a)
Klepierre SA .......................................................... 11,963 347
Utilities (0.0%):(a)
Engie SA (c) ........................................................... 26,286 445
50,128
Germany (0.5%):
Communication Services (0.1%):
Deutsche Telekom AG ................................................... 48,293 1,174
Consumer Discretionary (0.0%):(a)
HUGO BOSS AG ...................................................... 6,821 361
Consumer Staples (0.0%):(a)
Henkel AG & Co. KGaA , Preference Shares .................................... 8,490 768
Financials (0.1%):
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,622 809
Industrials (0.2%):
2G Energy AG ......................................................... 11,912 327
Amadeus Fire AG ...................................................... 1,977 239
Daimler Truck Holding AG ................................................ 12,055 516
Siemens AG , Registered Shares ............................................. 8,200 1,580
2,662
Information Technology (0.1%):
Atoss Software SE ...................................................... 729 186
PVA TePla AG (b) ....................................................... 8,166 166

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
SAP SE .............................................................. 2,703 $ 493
845
6,619
Greece (0.0%):(a)
Energy (0.0%):(a)
Motor Oil Hellas Corinth Refineries SA ....................................... 17,813 504
Hong Kong (0.2%):
Consumer Discretionary (0.0%):(a)
Bosideng International Holdings Ltd. ......................................... 564,000 327
Man Wah Holdings Ltd. .................................................. 402,800 335
662
Financials (0.0%):(a)
BOC Hong Kong Holdings Ltd. ............................................ 101,000 317
Industrials (0.1%):
Pacific Basin Shipping Ltd. ................................................ 1,083,000 381
Techtronic Industries Co. Ltd. .............................................. 42,500 523
904
Real Estate (0.1%):
Sino Land Co. Ltd. (b) .................................................... 278,000 296
Yuexiu Property Co. Ltd. ................................................. 1,103,000 802
1,098
2,981
Hungary (0.1%):
Financials (0.1%):
OTP Bank Nyrt ........................................................ 17,901 865
Health Care (0.0%):(a)
Richter Gedeon Nyrt .................................................... 9,729 247
1,112
India (1.0%):
Consumer Discretionary (0.2%):
Hero MotoCorp Ltd. ..................................................... 16,382 1,006
Mahindra & Mahindra Ltd. (b) .............................................. 50,005 1,502
Tata Motors Ltd. (b) ..................................................... 60,917 675
3,183
Financials (0.4%):
Angel One Ltd. ........................................................ 8,999 267
ICICI Bank Ltd. , ADR ................................................... 103,239 2,761
LIC Housing Finance Ltd. (b) .............................................. 101,593 772
Manappuram Finance Ltd. ................................................ 512,906 1,039
Shriram Finance Ltd. .................................................... 25,414 718
5,557
Health Care (0.1%):
Dr. Reddy's Laboratories Ltd. .............................................. 13,759 956
Industrials (0.1%):
Larsen & Toubro Ltd. .................................................... 26,701 1,175
Information Technology (0.0%):(a)
Cyient Ltd. (b) ......................................................... 11,431 238
Materials (0.1%):
Tata Steel Ltd. ......................................................... 533,444 1,070
UltraTech Cement Ltd. ................................................... 8,176 972
2,042

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Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 365,741 $ 1,361
14,512
Indonesia (0.4%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk ........................................... 27,478,538 4,903
Financials (0.1%):
PT Bank Mandiri Persero Tbk .............................................. 3,710,700 1,346
6,249
Ireland (1.1%):
Consumer Discretionary (0.2%):
PDD Holdings, Inc. , ADR (b) ............................................... 17,216 2,579
Consumer Staples (0.0%):(a)
Glanbia PLC .......................................................... 20,966 431
Financials (0.0%):(a)
Bank of Ireland Group PLC ............................................... 38,747 445
Health Care (0.2%):
ICON PLC (b) ......................................................... 2,092 680
Medtronic PLC ........................................................ 27,700 2,254
2,934
Industrials (0.4%):
AerCap Holdings NV .................................................... 10,302 955
Johnson Controls International PLC .......................................... 28,500 2,049
Trane Technologies PLC .................................................. 5,655 1,852
4,856
Materials (0.3%):
James Hardie Industries PLC (b) ............................................ 143,178 4,462
15,707
Israel (0.1%):
Health Care (0.1%):
Teva Pharmaceutical Industries Ltd. , ADR (b) ................................... 90,500 1,532
Information Technology (0.0%):(a)
Nice Ltd. (b) ........................................................... 1,814 335
1,867
Italy (0.5%):
Health Care (0.1%):
El.En. SpA (c) ......................................................... 27,024 297
Recordati Industria Chimica e Farmaceutica SpA ................................ 7,663 404
701
Industrials (0.0%):(a)
Leonardo SpA (b) ....................................................... 18,982 488
Information Technology (0.0%):(a)
Sesa SpA ............................................................. 2,773 322
Utilities (0.4%):
Enel SpA ............................................................. 69,395 504
Snam SpA ............................................................ 959,373 4,551
5,055
6,566

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Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Japan (5.5%):
Communication Services (0.5%):
Kakaku.com, Inc. ....................................................... 497,691 $ 6,025
Konami Group Corp. .................................................... 9,900 694
Okinawa Cellular Telephone Co. ............................................ 5,800 132
6,851
Consumer Discretionary (0.6%):
Aucnet, Inc. ........................................................... 17,300 259
GOLDWIN, Inc. ....................................................... 2,900 152
Honda Motor Co. Ltd. ................................................... 53,000 600
Isuzu Motors Ltd. ....................................................... 49,100 658
Panasonic Holdings Corp. ................................................. 35,600 315
Shoei Co. Ltd. ......................................................... 21,000 272
Suzuki Motor Corp. ..................................................... 55,200 658
Toyota Motor Corp. ..................................................... 26,000 567
ZOZO, Inc. ........................................................... 188,200 4,390
7,871
Consumer Staples (0.7%):
Asahi Group Holdings Ltd. ................................................ 13,500 495
Daikokutenbussan Co. Ltd. ................................................ 4,700 256
Milbon Co. Ltd. ........................................................ 6,700 145
Toyo Suisan Kaisha Ltd. .................................................. 113,949 8,216
9,112
Financials (0.8%):
eGuarantee, Inc. ........................................................ 14,100 121
Mizuho Financial Group, Inc. .............................................. 441,411 9,043
ORIX Corp. ........................................................... 22,674 494
Sumitomo Mitsui Financial Group, Inc. ....................................... 19,375 1,268
Tokio Marine Holdings, Inc. ............................................... 21,900 759
11,685
Health Care (0.4%):
Elan Corp. ............................................................ 31,100 168
Fukuda Denshi Co. Ltd. .................................................. 6,400 252
Hoya Corp. ........................................................... 33,602 4,091
Nakanishi, Inc. ......................................................... 10,600 152
Otsuka Holdings Co. Ltd. ................................................. 12,900 533
Shionogi & Co. Ltd. ..................................................... 10,400 469
Takara Bio, Inc. ........................................................ 20,900 136
5,801
Industrials (1.2%):
Aeon Delight Co. Ltd. ................................................... 9,300 243
AIT Corp. ............................................................ 16,300 187
AZ-COM MARUWA Holdings, Inc. ......................................... 13,700 104
Central Japan Railway Co. ................................................ 17,800 397
Fuji Electric Co. Ltd. .................................................... 91,000 5,429
FULLCAST Holdings Co. Ltd. ............................................. 14,400 133
Hosokawa Micron Corp. .................................................. 7,900 217
ITOCHU Corp. ........................................................ 27,209 1,284
JAC Recruitment Co. Ltd. ................................................. 60,400 257
Komatsu Ltd. .......................................................... 23,100 679
Mitsubishi Heavy Industries Ltd. ............................................ 89,000 779
Mitsui & Co. Ltd. ....................................................... 24,220 1,233
Nippon Yusen KK ...................................................... 141,862 4,498
Sanyo Denki Co. Ltd. .................................................... 5,500 254
TKC Corp. ........................................................... 8,200 172
Tsurumi Manufacturing Co. Ltd. ............................................ 7,300 201
16,067

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Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Information Technology (1.0%):
Anritsu Corp. .......................................................... 28,300 $ 208
Avant Group Corp. ...................................................... 21,000 178
Canon, Inc. ........................................................... 15,300 445
Dexerials Corp. ........................................................ 5,800 244
Disco Corp. ........................................................... 15,700 6,176
DTS Corp. ............................................................ 9,400 250
Future Corp. .......................................................... 23,900 230
Horiba Ltd. ........................................................... 5,400 427
Lasertec Corp. ......................................................... 1,800 463
Micronics Japan Co. Ltd. ................................................. 9,600 354
NEC Corp. ........................................................... 11,100 827
Oracle Corp. (c) ........................................................ 51,800 3,684
TDK Corp. ........................................................... 11,900 598
14,084
Materials (0.1%):
Fujimi, Inc. ........................................................... 9,000 171
Fuso Chemical Co. Ltd. .................................................. 7,200 176
Nippon Pillar Packing Co. Ltd. ............................................. 7,300 244
Nippon Steel Corp. ...................................................... 23,900 523
Tosoh Corp. ........................................................... 31,482 400
1,514
Real Estate (0.0%):(a)
Daiwa House Industry Co. Ltd. ............................................. 14,800 394
Utilities (0.2%):
Tokyo Gas Co. Ltd. ..................................................... 115,200 2,588
75,967
Luxembourg (0.1%):
Energy (0.0%):(a)
Tenaris SA ............................................................ 22,035 364
Materials (0.1%):
Ternium SA , ADR ...................................................... 17,389 751
1,115
Malaysia (0.1%):
Industrials (0.0%):(a)
Frencken Group Ltd. .................................................... 231,300 251
Utilities (0.1%):
YTL Power International Bhd .............................................. 567,300 595
846
Mexico (0.2%):
Consumer Staples (0.1%):
Gruma SAB de CV , Class B ............................................... 21,280 413
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 163,191 342
755
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 111,975 1,065
Qualitas Controladora SAB de CV ........................................... 42,394 547
1,612
Real Estate (0.0%):(a)
Corp Inmobiliaria Vesta SAB de CV ......................................... 133,432 464
2,831

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Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Netherlands (1.0%):
Communication Services (0.0%):(a)
Koninklijke KPN NV .................................................... 100,942 $ 378
Consumer Discretionary (0.1%):
Prosus NV (b) .......................................................... 18,899 686
Stellantis NV .......................................................... 53,333 1,182
1,868
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 25,275 784
Financials (0.1%):
Euronext NV (d) ........................................................ 6,142 605
ING Groep NV ........................................................ 35,655 637
NN Group NV (b) (c) ..................................................... 9,011 420
1,662
Information Technology (0.7%):
ASM International NV ................................................... 11,058 7,781
ASML Holding NV ..................................................... 1,146 1,096
8,877
13,569
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 380,441 6,919
Norway (0.7%):
Energy (0.4%):
Aker BP ASA ......................................................... 160,993 4,158
Equinor ASA .......................................................... 13,629 396
TGS ASA (c) .......................................................... 24,718 325
4,879
Financials (0.3%):
SpareBank 1 SMN ...................................................... 292,188 4,269
9,148
Panama (0.0%):(a)
Industrials (0.0%):(a)
Copa Holdings SA , Class A ................................................ 5,563 541
Poland (0.1%):
Consumer Discretionary (0.1%):
LPP SA .............................................................. 141 623
Financials (0.0%):(a)
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 37,983 576
1,199
Portugal (0.0%):(a)
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 26,378 555
Puerto Rico (0.1%):
Financials (0.1%):
EVERTEC, Inc. ........................................................ 17,273 604
OFG Bancorp ......................................................... 9,865 367
971
Russian Federation (0.0%):(a)
Energy (0.0%):(a)
Gazprom PJSC (b) (e) (f) ................................................... 303,950 8

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Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Rosneft Oil Co. PJSC , GDR (b) (e) (f) ......................................... 124,892 $ —
8
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (e) (f) ....................................... 91,313 —
8
Saudi Arabia (0.2%):
Communication Services (0.1%):
Saudi Telecom Co. ...................................................... 102,760 988
Consumer Discretionary (0.0%):(a)
United Electronics Co. ................................................... 11,422 272
Financials (0.1%):
Alinma Bank .......................................................... 72,301 591
Saudi Awwal Bank ...................................................... 62,001 634
1,225
2,485
Singapore (0.5%):
Consumer Discretionary (0.0%):(a)
Genting Singapore Ltd. ................................................... 607,900 410
Consumer Staples (0.0%):(a)
Sheng Siong Group Ltd. .................................................. 210,000 232
Financials (0.5%):
DBS Group Holdings Ltd. ................................................. 24,095 642
iFAST Corp. Ltd. ....................................................... 40,600 204
Singapore Exchange Ltd. ................................................. 754,327 5,348
6,194
Information Technology (0.0%):(a)
Kulicke & Soffa Industries, Inc. ............................................. 6,023 275
Utilities (0.0%):(a)
Sembcorp Industries Ltd. ................................................. 143,900 544
7,655
South Africa (0.6%):
Consumer Discretionary (0.5%):
Mr Price Group Ltd. ..................................................... 676,434 6,409
The Foschini Group Ltd. .................................................. 53,068 269
6,678
Financials (0.1%):
Investec PLC .......................................................... 56,658 379
Nedbank Group Ltd. ..................................................... 70,322 854
1,233
7,911
South Korea (1.6%):
Consumer Discretionary (0.1%):
Kia Corp. ............................................................ 11,394 973
Financials (0.2%):
DB Insurance Co. Ltd. ................................................... 13,929 1,044
KIWOOM Securities Co. Ltd. .............................................. 3,251 315
Samsung Securities Co. Ltd. ............................................... 24,310 637
1,996
Health Care (0.0%):(a)
Classys, Inc. .......................................................... 9,576 342

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(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Industrials (0.3%):
Doosan Bobcat, Inc. ..................................................... 10,223 $ 427
Hanwha Aerospace Co. Ltd. ............................................... 5,287 789
HD Hyundai Electric Co. Ltd. .............................................. 4,045 879
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b) ........................ 5,917 559
Hyundai Rotem Co. Ltd. .................................................. 22,097 575
Samsung C&T Corp. .................................................... 5,620 550
Samsung E&A Co. Ltd. (b) ................................................ 25,322 429
4,208
Information Technology (1.0%):
HAESUNG DS Co. Ltd. .................................................. 7,404 248
Innox Advanced Materials Co. Ltd. .......................................... 12,526 301
Samsung Electronics Co. Ltd. .............................................. 227,108 12,033
SK Hynix, Inc. ......................................................... 11,027 1,519
14,101
21,620
Spain (0.9%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 21,163 1,006
Energy (0.0%):(a)
Repsol SA ............................................................ 25,527 417
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 841,672 9,132
Banco Santander SA ..................................................... 204,198 1,077
Bankinter SA .......................................................... 51,638 456
10,665
Utilities (0.0%):(a)
Iberdrola SA .......................................................... 41,697 550
12,638
Sweden (0.7%):
Consumer Discretionary (0.0%):(a)
Evolution AB (d) ....................................................... 4,491 485
Consumer Staples (0.1%):
Essity AB , Class B ...................................................... 23,814 612
Financials (0.0%):(a)
Swedbank AB , Class A ................................................... 20,519 427
Health Care (0.1%):
Biotage AB ........................................................... 15,338 272
Camurus AB (b) ........................................................ 4,851 269
541
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 412,454 6,850
Volvo AB , Class B ...................................................... 21,675 584
7,434
Information Technology (0.0%):(a)
HMS Networks AB ..................................................... 5,851 256
9,755
Switzerland (2.7%):
Consumer Discretionary (0.2%):
On Holding AG , Class A (b) ............................................... 81,405 3,463
Consumer Staples (0.1%):
Coca-Cola HBC AG ..................................................... 17,969 610

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(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Nestle SA , Registered Shares .............................................. 4,055 $ 430
1,040
Financials (1.1%):
Chubb Ltd. ........................................................... 26,979 7,306
Partners Group Holding AG ............................................... 5,109 6,877
Swiss Life Holding AG ................................................... 726 508
Zurich Insurance Group AG ............................................... 841 443
15,134
Health Care (0.9%):
Alcon, Inc. ........................................................... 5,606 504
Novartis AG , Registered Shares ............................................. 19,432 2,011
Roche Holding AG ...................................................... 34,876 8,906
Sandoz Group AG ...................................................... 15,495 548
11,969
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 12,875 710
Kardex Holding AG , Registered Shares ....................................... 1,527 423
1,133
Information Technology (0.1%):
Comet Holding AG , Class R ............................................... 1,202 450
Landis+Gyr Group AG ................................................... 4,536 388
Logitech International SA , Class R .......................................... 4,330 434
STMicroelectronics NV .................................................. 8,584 362
u-blox Holding AG ...................................................... 3,050 325
1,959
Materials (0.2%):
Clariant AG ........................................................... 27,710 444
Glencore PLC ......................................................... 100,348 618
Holcim AG ........................................................... 12,734 1,119
2,181
36,879
Taiwan (3.1%):
Consumer Discretionary (0.0%):(a)
Makalot Industrial Co. Ltd. ................................................ 38,000 453
Financials (0.9%):
Cathay Financial Holding Co. Ltd. ........................................... 6,716,000 11,689
Health Care (0.0%):(a)
Bora Pharmaceuticals Co. Ltd. ............................................. 21,000 496
Industrials (0.1%):
Fortune Electric Co. Ltd. ................................................. 23,000 510
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 146,000 536
1,046
Information Technology (2.1%):
ASE Technology Holding Co. Ltd. ........................................... 1,728,000 8,392
Compeq Manufacturing Co. Ltd. ............................................ 336,000 763
Elite Material Co. Ltd. ................................................... 34,000 431
Gold Circuit Electronics Ltd. (b) ............................................ 67,800 419
King Yuan Electronics Co. Ltd. ............................................. 158,000 433
Lite-On Technology Corp. ................................................ 1,824,000 6,103
Lotes Co. Ltd. ......................................................... 24,000 1,198
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 369,000 9,451
Unimicron Technology Corp. .............................................. 110,000 625
Wiwynn Corp. ......................................................... 9,000 689
28,504

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(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Materials (0.0%):(a)
Gloria Material Technology Corp. ........................................... 166,000 $ 270
42,458
Thailand (0.1%):
Consumer Staples (0.0%):(a)
CP ALL PCL-NVDR .................................................... 415,800 651
Energy (0.1%):
PTT Exploration & Production PCL-NVDR .................................... 193,700 814
Health Care (0.0%):(a)
Bangkok Dusit Medical Services PCL-NVDR .................................. 779,500 573
2,038
Turkey (0.2%):
Consumer Discretionary (0.0%):(a)
Teknosa Ic Ve Dis Ticaret AS (b) ............................................ 144,561 160
Consumer Staples (0.1%):
BIM Birlesik Magazalar AS ............................................... 59,359 884
Financials (0.1%):
Yapi ve Kredi Bankasi AS ................................................. 702,025 705
Industrials (0.0%):(a)
Pegasus Hava Tasimaciligi AS (b) ........................................... 73,084 459
2,208
United Arab Emirates (0.1%):
Financials (0.0%):(a)
Emirates NBD Bank PJSC ................................................ 174,204 738
Real Estate (0.1%):
Emaar Properties PJSC ................................................... 438,249 914
1,652
United Kingdom (3.7%):
Communication Services (0.1%):
Informa PLC .......................................................... 48,668 530
MONY Group PLC ..................................................... 58,162 168
Team Internet Group PLC ................................................. 158,057 384
YouGov PLC .......................................................... 16,756 211
1,293
Consumer Discretionary (0.9%):
Greggs PLC ........................................................... 186,970 7,030
Next PLC ............................................................ 43,706 5,234
12,264
Consumer Staples (0.6%):
Associated British Foods PLC .............................................. 20,968 685
Coca-Cola Europacific Partners PLC ......................................... 7,854 579
Imperial Brands PLC .................................................... 201,818 5,014
Marks & Spencer Group PLC .............................................. 224,370 868
Tesco PLC ............................................................ 176,248 701
7,847
Energy (0.1%):
BP PLC .............................................................. 115,387 722
Harbour Energy PLC .................................................... 90,076 383
Subsea 7 SA .......................................................... 21,806 405
1,510

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(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Financials (0.9%):
3i Group PLC ......................................................... 31,602 $ 1,164
Barclays PLC ......................................................... 181,153 512
HSBC Holdings PLC .................................................... 971,871 8,660
IntegraFin Holdings PLC ................................................. 79,795 359
Man Group PLC ....................................................... 125,170 423
Standard Chartered PLC .................................................. 90,645 903
12,021
Health Care (0.1%):
AstraZeneca PLC ....................................................... 3,768 586
ConvaTec Group PLC (d) ................................................. 111,605 356
GSK PLC ............................................................ 31,843 714
Hikma Pharmaceuticals PLC ............................................... 13,563 335
1,991
Industrials (0.2%):
Ashtead Technology Holdings PLC .......................................... 35,321 373
Chemring Group PLC .................................................... 47,269 233
Clarkson PLC ......................................................... 7,094 373
easyJet PLC ........................................................... 64,562 382
Judges Scientific PLC .................................................... 1,566 223
Mitie Group PLC ....................................................... 227,910 355
RELX PLC ........................................................... 9,861 433
Rolls-Royce Holdings PLC (b) .............................................. 107,742 629
SThree PLC ........................................................... 69,514 391
3,392
Information Technology (0.1%):
Kainos Group PLC ...................................................... 22,249 326
The Sage Group PLC .................................................... 35,226 463
789
Materials (0.6%):
Ferroglobe PLC ........................................................ 41,934 249
Rio Tinto PLC ......................................................... 113,802 8,010
8,259
Real Estate (0.0%):(a)
The British Land Co. PLC ................................................ 83,084 467
Utilities (0.1%):
Drax Group PLC ....................................................... 66,397 440
National Grid PLC (b) .................................................... 36,013 408
848
50,681
United States (56.3%):
Communication Services (5.3%):
Alphabet, Inc. , Class C (b) ................................................. 215,229 37,402
Meta Platforms, Inc. , Class A .............................................. 55,937 26,113
Netflix, Inc. (b) ......................................................... 5,115 3,282
Take-Two Interactive Software, Inc. (b) ....................................... 9,100 1,459
The Trade Desk, Inc. , Class A (b) ............................................ 25,481 2,364
TKO Group Holdings, Inc. ................................................ 28,500 3,109
73,729
Consumer Discretionary (5.7%):
Acushnet Holdings Corp. ................................................. 10,131 668
Airbnb, Inc. , Class A (b) .................................................. 9,976 1,446
Amazon.com, Inc. (b) .................................................... 155,912 27,509
Atmus Filtration Technologies, Inc. (b) ........................................ 16,087 496
Beyond, Inc. (b) ........................................................ 16,294 247
BJ's Restaurants, Inc. (b) .................................................. 21,467 752

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(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Brunswick Corp. ....................................................... 4,927 $ 407
Century Communities, Inc. ................................................ 3,047 257
Gentherm, Inc. (b) ....................................................... 6,259 338
Installed Building Products, Inc. ............................................ 3,362 712
Latham Group, Inc. (b) ................................................... 301,633 1,164
LKQ Corp. ........................................................... 45,900 1,975
M/I Homes, Inc. (b) ...................................................... 1,864 233
Mattel, Inc. (b) ......................................................... 75,600 1,345
McDonald's Corp. ...................................................... 40,739 10,547
O'Reilly Automotive, Inc. (b) ............................................... 3,176 3,059
PulteGroup, Inc. ........................................................ 84,346 9,896
Ross Stores, Inc. ....................................................... 47,874 6,691
Samsonite International SA (b) (d) ........................................... 194,100 617
Sonos, Inc. (b) ......................................................... 31,346 495
Tesla, Inc. (b) .......................................................... 28,668 5,105
Thor Industries, Inc. ..................................................... 5,714 567
Tri Pointe Homes, Inc. (b) ................................................. 17,402 674
Ulta Beauty, Inc. (b) ..................................................... 11,950 4,721
79,921
Consumer Staples (2.9%):
Celsius Holdings, Inc. (b) ................................................. 18,108 1,448
Colgate-Palmolive Co. ................................................... 165,734 15,407
Keurig Dr. Pepper, Inc. ................................................... 111,500 3,819
Mondelez International, Inc. , Class A ......................................... 34,800 2,385
PepsiCo, Inc. .......................................................... 80,367 13,895
U.S. Foods Holding Corp. (b) ............................................... 53,800 2,842
39,796
Energy (2.3%):
APA Corp. ............................................................ 249,627 7,621
Cactus, Inc. , Class A ..................................................... 74,026 3,801
Chevron Corp. ......................................................... 11,200 1,818
ConocoPhillips ........................................................ 66,833 7,785
Dril-Quip, Inc. (b) ....................................................... 19,224 372
Enterprise Products Partners LP ............................................. 82,700 2,357
Expro Group Holdings NV (b) .............................................. 27,294 599
Exxon Mobil Corp. ..................................................... 24,100 2,826
Marathon Oil Corp. ..................................................... 97,200 2,815
RPC, Inc. ............................................................ 70,494 481
Select Water Solutions, Inc. ................................................ 59,085 646
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 42,358 388
TETRA Technologies, Inc. (b) .............................................. 92,179 342
31,851
Financials (7.8%):
Bank of America Corp. ................................................... 278,800 11,149
Brightsphere Investment Group, Inc. ......................................... 42,097 933
Cboe Global Markets, Inc. ................................................ 9,600 1,661
Citigroup, Inc. ......................................................... 66,200 4,125
First Busey Corp. ....................................................... 17,718 400
Houlihan Lokey, Inc. .................................................... 1,979 268
JPMorgan Chase & Co. .................................................. 97,098 19,675
Live Oak Bancshares, Inc. ................................................ 10,402 359
LPL Financial Holdings, Inc. ............................................... 26,577 7,606
Mastercard, Inc. , Class A ................................................. 29,959 13,394
S&P Global, Inc. ....................................................... 31,802 13,596
Synchrony Financial ..................................................... 121,551 5,324
The Goldman Sachs Group, Inc. ............................................ 9,000 4,109
The PNC Financial Services Group, Inc. ...................................... 56,930 8,960
The Progressive Corp. ................................................... 16,500 3,484
Unum Group .......................................................... 140,118 7,547

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(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Visa, Inc. , Class A ...................................................... 18,850 $ 5,136
107,726
Health Care (7.1%):
AbbVie, Inc. .......................................................... 15,200 2,451
Align Technology, Inc. (b) ................................................. 19,477 5,010
Amgen, Inc. ........................................................... 36,114 11,045
Astrana Health, Inc. (b) ................................................... 11,487 476
Catalyst Pharmaceuticals, Inc. (b) ............................................ 36,429 589
CorVel Corp. (b) ........................................................ 3,078 738
Dexcom, Inc. (b) ........................................................ 30,323 3,601
Dynavax Technologies Corp. (b) ............................................ 28,302 339
Eli Lilly & Co. ......................................................... 26,627 21,843
GE HealthCare Technologies, Inc. ........................................... 13,700 1,069
Halozyme Therapeutics, Inc. (b) ............................................. 12,693 562
Humana, Inc. .......................................................... 2,400 859
IDEXX Laboratories, Inc. (b) ............................................... 16,420 8,160
Integer Holdings Corp. (b) ................................................. 3,082 374
Intuitive Surgical, Inc. (b) ................................................. 5,617 2,259
Johnson & Johnson ..................................................... 61,870 9,074
Lantheus Holdings, Inc. (b) ................................................ 5,183 424
LeMaitre Vascular, Inc. ................................................... 8,010 632
McKesson Corp. ....................................................... 3,300 1,880
Merck & Co., Inc. ...................................................... 28,400 3,565
Neogen Corp. (b) ....................................................... 28,226 371
STAAR Surgical Co. (b) .................................................. 12,891 535
The Cigna Group ....................................................... 9,500 3,274
U.S. Physical Therapy, Inc. ................................................ 3,108 319
UFP Technologies, Inc. (b) ................................................. 3,468 903
UnitedHealth Group, Inc. ................................................. 26,450 13,103
Veeva Systems, Inc. , Class A (b) ............................................ 11,657 2,031
Vericel Corp. (b) ........................................................ 17,873 853
Zoetis, Inc. ........................................................... 11,810 2,003
98,342
Industrials (6.1%):
AAON, Inc. ........................................................... 7,541 566
AGCO Corp. .......................................................... 58,360 6,264
Allient, Inc. ........................................................... 13,482 365
Boise Cascade Co. ...................................................... 3,903 536
Caterpillar, Inc. ........................................................ 36,141 12,234
Delta Air Lines, Inc. ..................................................... 150,166 7,662
Eaton Corp. PLC ....................................................... 42,102 14,014
ESCO Technologies, Inc. ................................................. 4,863 531
FedEx Corp. .......................................................... 7,300 1,854
General Dynamics Corp. .................................................. 7,900 2,368
GMS, Inc. (b) .......................................................... 6,147 578
Hub Group, Inc. , Class A ................................................. 5,458 236
Leidos Holdings, Inc. .................................................... 21,200 3,118
Lennox International, Inc. ................................................. 23,239 11,680
PACCAR, Inc. ......................................................... 15,700 1,688
Parker-Hannifin Corp. ................................................... 2,400 1,276
Quanta Services, Inc. .................................................... 14,949 4,125
RTX Corp. ............................................................ 21,400 2,307
Rush Enterprises, Inc. , Class A ............................................. 4,242 191
Sensata Technologies Holding PLC .......................................... 54,600 2,256
SPX Technologies, Inc. (b) ................................................ 6,596 920
SS&C Technologies Holdings, Inc. .......................................... 40,700 2,525
Standex International Corp. ................................................ 3,825 643
The AZEK Co., Inc. (b) ................................................... 7,230 347
The Greenbrier Cos., Inc. ................................................. 12,622 697
Transcat, Inc. (b) ........................................................ 6,753 860
Uber Technologies, Inc. (b) ................................................ 52,733 3,404

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Vertiv Holdings Co. , Class A ............................................... 13,189 $ 1,293
84,538
Information Technology (16.0%):
Adobe, Inc. (b) ......................................................... 6,600 2,935
Advanced Energy Industries, Inc. ........................................... 5,688 611
Ambarella, Inc. (b) ...................................................... 5,845 341
Amphenol Corp. , Class A ................................................. 19,900 2,634
Analog Devices, Inc. .................................................... 11,100 2,603
Apple, Inc. ........................................................... 220,652 42,420
Applied Materials, Inc. ................................................... 11,200 2,409
Arista Networks, Inc. (b) .................................................. 15,494 4,612
Badger Meter, Inc. ...................................................... 2,661 514
Broadcom, Inc. ........................................................ 4,018 5,338
Cadence Design Systems, Inc. (b) ............................................ 16,040 4,592
Cisco Systems, Inc. ..................................................... 161,730 7,521
Corpay, Inc. (b) ......................................................... 7,300 1,954
ePlus, Inc. (b) .......................................................... 13,976 1,046
Fortinet, Inc. (b) ........................................................ 156,175 9,264
Insight Enterprises, Inc. (b) ................................................ 3,978 778
Microsoft Corp. ........................................................ 120,963 50,215
Motorola Solutions, Inc. .................................................. 8,405 3,067
NVIDIA Corp. ......................................................... 51,823 56,815
Palo Alto Networks, Inc. (b) ................................................ 10,300 3,038
Salesforce, Inc. ........................................................ 5,900 1,383
ServiceNow, Inc. (b) ..................................................... 5,870 3,856
Texas Instruments, Inc. ................................................... 61,850 12,061
Zebra Technologies Corp. (b) ............................................... 6,400 1,999
222,006
Materials (0.8%):
Alcoa Corp. ........................................................... 121,621 5,384
Eagle Materials, Inc. ..................................................... 1,125 262
H.B. Fuller Co. ........................................................ 2,848 227
Hawkins, Inc. ......................................................... 9,005 786
NewMarket Corp. ...................................................... 830 444
PPG Industries, Inc. ..................................................... 12,800 1,682
Radius Recycling, Inc. ................................................... 12,637 216
Sealed Air Corp. ....................................................... 58,100 2,258
11,259
Real Estate (0.8%):
CoStar Group, Inc. (b) .................................................... 28,309 2,213
Equity LifeStyle Properties, Inc. ............................................ 27,000 1,695
Invitation Homes, Inc. ................................................... 50,600 1,760
Prologis, Inc. .......................................................... 56,166 6,206
11,874
Utilities (1.5%):
Constellation Energy Corp. ................................................ 49,561 10,767
Exelon Corp. .......................................................... 56,500 2,122
MGE Energy, Inc. ...................................................... 71,622 5,739
Vistra Corp. ........................................................... 22,100 2,190
20,818
781,860
Total Common Stocks (Cost $912,081) 1,364,198
Rights (0.0%)(a)
France (0.0%):(a)
Health Care (0.0%):(a)
EssilorLuxottica SA (b) ................................................... 1,832 8
Total Rights (Cost $8) 8

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
8/13/2021
$ 1,231
Rosneft Oil Co. PJSC , GDR ....................................
4/6/2021
964
Sberbank of Russia PJSC , ADR ..................................
3/26/2021
1,405
Security Description Shares
Value
(000)
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (b) (f) ........................................... 5,434 $ —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF ............................................. 2,993 226
iShares MSCI EAFE Small-Cap ETF ......................................... 9,803 632
iShares Russell 2000 ETF (c) ............................................... 3,045 626
1,484
Total Exchange-Traded Funds (Cost $1,390) 1,484
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (g) ........ 2,857,887 2,858
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (g) ............ 2,857,887 2,858
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (g) ............... 2,857,887 2,858
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (g) . 2,857,887 2,858
Total Collateral for Securities Loaned (Cost $11,432) 11,432
Total Investments (Cost $924,911) — 99.2% 1,377,122
Other assets in excess of liabilities — 0.8% 10,575
NET ASSETS - 100.00% $ 1,387,697
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was $9,351
(thousands) and amounted to 0.7% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at May 31, 2024 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of May 31, 2024.
(g) Rate disclosed is the daily yield on May 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (94.3%)
Communication Services (6.7%):
Alphabet, Inc. , Class A (a) ................................................. 45,583 $ 7,863
Alphabet, Inc. , Class C (a) ................................................. 27,555 4,793
AT&T, Inc. ........................................................... 106,650 1,943
Comcast Corp. , Class A .................................................. 42,741 1,711
Deutsche Telekom AG , ADR ............................................... 15,037 365
Meta Platforms, Inc. , Class A .............................................. 15,343 7,163
Netflix, Inc. (a) ......................................................... 3,586 2,301
The Trade Desk, Inc. , Class A (a) ............................................ 8,362 776
The Walt Disney Co. .................................................... 19,537 2,030
T-Mobile US, Inc. ...................................................... 6,441 1,127
Verizon Communications, Inc. .............................................. 61,008 2,511
32,583
Consumer Discretionary (7.7%):
Airbnb, Inc. , Class A (a) .................................................. 5,047 731
Amazon.com, Inc. (a) .................................................... 59,802 10,551
Aptiv PLC (a) .......................................................... 17,962 1,496
AutoZone, Inc. (a) ....................................................... 269 745
Booking Holdings, Inc. ................................................... 230 869
Chipotle Mexican Grill, Inc. (a) ............................................. 233 729
Cie Financiere Richemont SA , ADR ......................................... 33,975 544
Compass Group PLC , ADR ................................................ 10,567 297
D.R. Horton, Inc. ....................................................... 6,592 974
Evolution AB (b) ....................................................... 9,674 1,044
Ford Motor Co. ........................................................ 129,332 1,569
General Motors Co. ..................................................... 39,709 1,787
Genuine Parts Co. ...................................................... 12,320 1,776
Hilton Worldwide Holdings, Inc. ............................................ 6,504 1,305
Lowe's Cos., Inc. ....................................................... 5,781 1,279
LVMH Moet Hennessy Louis Vuitton SE ...................................... 3,892 3,112
McDonald's Corp. ...................................................... 6,353 1,645
Mercedes-Benz Group AG , ADR ............................................ 15,188 274
NIKE, Inc. , Class B ..................................................... 11,300 1,074
O'Reilly Automotive, Inc. (a) ............................................... 1,102 1,062
The Home Depot, Inc. ................................................... 6,851 2,294
The TJX Cos., Inc. ...................................................... 19,645 2,025
37,182
Consumer Staples (5.7%):
Altria Group, Inc. ....................................................... 44,661 2,065
Archer-Daniels-Midland Co. ............................................... 18,697 1,167
Church & Dwight Co., Inc. ................................................ 12,643 1,353
Constellation Brands, Inc. , Class A .......................................... 3,320 831
Costco Wholesale Corp. .................................................. 3,319 2,688
Dollar General Corp. .................................................... 5,026 688
Kenvue, Inc. .......................................................... 57,783 1,115
Mondelez International, Inc. , Class A ......................................... 23,798 1,631
PepsiCo, Inc. .......................................................... 13,144 2,273
Philip Morris International, Inc. ............................................. 17,377 1,762
Target Corp. .......................................................... 7,774 1,214
The Coca-Cola Co. ...................................................... 31,675 1,993
The J.M. Smucker Co. ................................................... 7,138 797
The Procter & Gamble Co. ................................................ 21,763 3,581
Unilever PLC ......................................................... 35,224 1,929
Walmart, Inc. .......................................................... 43,057 2,831
27,918
Energy (4.5%):
ConocoPhillips ........................................................ 10,611 1,236
Devon Energy Corp. ..................................................... 34,922 1,714
EOG Resources, Inc. .................................................... 5,693 709
Exxon Mobil Corp. ..................................................... 47,120 5,525

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Hess Corp. ............................................................ 8,215 $ 1,266
Marathon Oil Corp. ..................................................... 31,302 907
Marathon Petroleum Corp. ................................................ 4,348 768
ONEOK, Inc. .......................................................... 13,882 1,124
Phillips 66 ............................................................ 4,700 668
Schlumberger NV ...................................................... 14,443 663
Shell PLC (a) .......................................................... 58,091 2,096
Shell PLC-DRIP (a) ..................................................... 73,875 25
Suncor Energy, Inc. ..................................................... 20,326 830
Targa Resources Corp. ................................................... 9,718 1,149
The Williams Cos., Inc. .................................................. 22,205 922
TotalEnergies SE ....................................................... 23,172 1,697
Valero Energy Corp. ..................................................... 3,039 478
21,777
Financials (16.0%):
Allianz SE , ADR ....................................................... 19,942 580
American Express Co. ................................................... 7,144 1,715
American International Group, Inc. .......................................... 24,412 1,924
Ameriprise Financial, Inc. ................................................. 2,134 932
Apollo Global Management, Inc. ............................................ 8,840 1,027
AXA SA , ADR ........................................................ 15,782 570
Banco Bilbao Vizcaya Argentaria SA ......................................... 105,985 1,150
Banco Santander SA ..................................................... 330,968 1,745
Bank of America Corp. ................................................... 90,716 3,628
Berkshire Hathaway, Inc. , Class B (a) ......................................... 20,419 8,462
BlackRock, Inc. ........................................................ 1,575 1,216
Blackstone, Inc. ........................................................ 10,481 1,263
BNP Paribas SA , ADR ................................................... 16,455 606
Capital One Financial Corp. ............................................... 10,786 1,484
Chubb Ltd. ........................................................... 5,437 1,472
CME Group, Inc. ....................................................... 5,116 1,038
Coinbase Global, Inc. , Class A (a) ........................................... 2,827 639
Discover Financial Services ............................................... 7,554 927
Everest Group Ltd. ...................................................... 2,320 907
Fidelity National Information Services, Inc. .................................... 19,887 1,509
Fiserv, Inc. (a) .......................................................... 10,540 1,578
Global Payments, Inc. .................................................... 8,798 896
HSBC Holdings PLC .................................................... 191,827 1,709
Huntington Bancshares, Inc. ............................................... 56,004 780
Intercontinental Exchange, Inc. ............................................. 3,589 481
Intesa Sanpaolo SpA , ADR ................................................ 22,480 529
JPMorgan Chase & Co. .................................................. 29,503 5,978
KeyCorp ............................................................. 52,864 760
KKR & Co., Inc. ....................................................... 7,881 810
Marsh & McLennan Cos., Inc. ............................................. 9,150 1,899
Mastercard, Inc. , Class A ................................................. 5,783 2,585
Morgan Stanley ........................................................ 20,130 1,969
MSCI, Inc. ........................................................... 2,191 1,085
Old Republic International Corp. ............................................ 42,719 1,358
Partners Group Holding AG ............................................... 1,341 1,805
PayPal Holdings, Inc. (a) .................................................. 21,413 1,349
Prudential Financial, Inc. ................................................. 9,843 1,185
S&P Global, Inc. ....................................................... 2,718 1,162
Shizuoka Financial Group, Inc. ............................................. 47,400 490
The Allstate Corp. ...................................................... 5,209 873
The Charles Schwab Corp. ................................................ 14,030 1,028
The Goldman Sachs Group, Inc. ............................................ 6,890 3,145
The Hartford Financial Services Group, Inc. .................................... 10,961 1,134
The PNC Financial Services Group, Inc. ...................................... 7,599 1,196
Truist Financial Corp. .................................................... 47,642 1,798
U.S. Bancorp .......................................................... 46,708 1,894
UBS Group AG ........................................................ 41,151 1,309

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Unum Group .......................................................... 16,371 $ 882
Wells Fargo & Co. ...................................................... 44,874 2,689
Zurich Insurance Group AG , ADR ........................................... 13,311 700
77,850
Health Care (12.4%):
Abbott Laboratories ..................................................... 24,111 2,464
AbbVie, Inc. .......................................................... 14,154 2,282
Agilent Technologies, Inc. ................................................. 5,221 681
Align Technology, Inc. (a) ................................................. 2,039 524
Amgen, Inc. ........................................................... 4,764 1,457
AstraZeneca PLC ....................................................... 11,170 1,736
Becton Dickinson & Co. .................................................. 3,895 904
Boston Scientific Corp. (a) ................................................. 11,673 882
Centene Corp. (a) ....................................................... 13,092 937
Charles River Laboratories International, Inc. (a) ................................. 5,059 1,055
CVS Health Corp. ...................................................... 12,635 753
Danaher Corp. ......................................................... 6,478 1,664
Dexcom, Inc. (a) ........................................................ 6,359 755
Edwards Lifesciences Corp. (a) ............................................. 13,882 1,206
Elevance Health, Inc. .................................................... 2,255 1,214
Eli Lilly & Co. ......................................................... 5,904 4,843
GE HealthCare Technologies, Inc. ........................................... 14,226 1,110
HCA Healthcare, Inc. .................................................... 3,300 1,121
Humana, Inc. .......................................................... 2,703 968
Intuitive Surgical, Inc. (a) ................................................. 3,571 1,436
IQVIA Holdings, Inc. (a) .................................................. 4,278 937
Johnson & Johnson ..................................................... 25,843 3,790
McKesson Corp. ....................................................... 809 461
Medtronic PLC ........................................................ 9,703 790
Merck & Co., Inc. ...................................................... 26,323 3,305
Mettler-Toledo International, Inc. (a) ......................................... 649 911
Novartis AG , Registered Shares ............................................. 17,962 1,859
Novo Nordisk A/S , Class B ................................................ 15,811 2,143
Pfizer, Inc. ............................................................ 87,922 2,520
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,227 1,203
Roche Holding AG ...................................................... 6,638 1,695
Sanofi SA ............................................................ 14,452 1,415
Stryker Corp. .......................................................... 3,504 1,195
The Cigna Group ....................................................... 3,346 1,153
The Ensign Group, Inc. ................................................... 5,715 693
Thermo Fisher Scientific, Inc. .............................................. 3,379 1,919
UnitedHealth Group, Inc. ................................................. 6,788 3,363
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,226 1,469
Zoetis, Inc. ........................................................... 7,752 1,314
60,127
Industrials (10.5%):
3M Co. .............................................................. 7,447 746
Airbus SE , ADR ....................................................... 12,333 524
Amadeus IT Group SA , ADR .............................................. 7,347 523
AMETEK, Inc. ........................................................ 7,233 1,227
Atlas Copco AB , Class A ................................................. 81,109 1,563
Automatic Data Processing, Inc. ............................................ 4,076 998
Builders FirstSource, Inc. (a) ............................................... 6,189 995
Carrier Global Corp. ..................................................... 21,429 1,354
Caterpillar, Inc. ........................................................ 5,061 1,713
CSX Corp. ............................................................ 23,174 782
Cummins, Inc. ......................................................... 4,824 1,359
Daikin Industries Ltd. , ADR ............................................... 47,431 692
Deere & Co. .......................................................... 2,743 1,028
Delta Air Lines, Inc. ..................................................... 18,524 945
Dover Corp. ........................................................... 7,973 1,466

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Eaton Corp. PLC ....................................................... 5,700 $ 1,897
Emerson Electric Co. .................................................... 10,600 1,189
Fastenal Co. ........................................................... 6,624 437
FedEx Corp. .......................................................... 4,874 1,238
Ferguson PLC ......................................................... 5,340 1,099
GE Vernova, Inc. (a) ..................................................... 4,355 766
General Dynamics Corp. .................................................. 3,629 1,088
General Electric Co. ..................................................... 12,324 2,035
Honeywell International, Inc. .............................................. 9,335 1,887
Johnson Controls International PLC .......................................... 17,085 1,229
L3Harris Technologies, Inc. ............................................... 6,883 1,547
Lockheed Martin Corp. ................................................... 2,106 990
Norfolk Southern Corp. .................................................. 4,500 1,012
Northrop Grumman Corp. ................................................. 2,457 1,108
Parker-Hannifin Corp. ................................................... 2,626 1,396
Paycom Software, Inc. ................................................... 5,561 808
Quanta Services, Inc. .................................................... 4,545 1,254
Robert Half, Inc. ....................................................... 9,881 635
RTX Corp. ............................................................ 17,770 1,916
Schneider Electric SE .................................................... 7,696 1,920
Siemens AG , Registered Shares ............................................. 9,639 1,858
Trane Technologies PLC .................................................. 2,592 849
TransDigm Group, Inc. ................................................... 732 983
Uber Technologies, Inc. (a) ................................................ 16,951 1,094
Union Pacific Corp. ..................................................... 5,547 1,291
United Parcel Service, Inc. , Class B .......................................... 14,275 1,983
United Rentals, Inc. ..................................................... 1,781 1,192
Vertiv Holdings Co. , Class A ............................................... 5,916 580
51,196
Information Technology (21.4%):
Accenture PLC , Class A .................................................. 5,094 1,438
Adobe, Inc. (a) ......................................................... 3,493 1,554
Advanced Micro Devices, Inc. (a) ............................................ 16,544 2,761
Amphenol Corp. , Class A ................................................. 13,114 1,736
Analog Devices, Inc. .................................................... 8,915 2,091
ANSYS, Inc. (a) ........................................................ 3,759 1,193
Apple, Inc. ........................................................... 98,488 18,934
Applied Materials, Inc. ................................................... 8,065 1,735
Arista Networks, Inc. (a) .................................................. 2,979 887
ASML Holding NV ..................................................... 2,340 2,239
Autodesk, Inc. (a) ....................................................... 4,258 858
Broadcom, Inc. ........................................................ 2,762 3,669
Cadence Design Systems, Inc. (a) ............................................ 3,407 975
Cisco Systems, Inc. ..................................................... 46,077 2,143
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 2,000 627
Entegris, Inc. .......................................................... 10,590 1,338
Fortinet, Inc. (a) ........................................................ 10,639 631
GoDaddy, Inc. , Class A (a) ................................................. 6,564 917
International Business Machines Corp. ........................................ 8,440 1,408
Intuit, Inc. ............................................................ 2,921 1,684
Keysight Technologies, Inc. (a) ............................................. 6,717 930
KLA Corp. ........................................................... 1,916 1,455
Lam Research Corp. ..................................................... 1,647 1,536
Marvell Technology, Inc. ................................................. 12,939 890
Microchip Technology, Inc. ................................................ 15,706 1,527
Microsoft Corp. ........................................................ 48,777 20,249
Monolithic Power Systems, Inc. ............................................ 1,222 899
NVIDIA Corp. ......................................................... 15,563 17,062
Oracle Corp. .......................................................... 12,345 1,447
QUALCOMM, Inc. ..................................................... 11,498 2,346
Salesforce, Inc. ........................................................ 7,757 1,819
SAP SE .............................................................. 11,200 2,042

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
ServiceNow, Inc. (a) ..................................................... 1,577 $ 1,036
Snowflake, Inc. , Class A (a) ................................................ 4,360 594
Synopsys, Inc. (a) ....................................................... 1,964 1,101
Workday, Inc. , Class A (a) ................................................. 2,340 495
104,246
Materials (3.6%):
Air Liquide SA , ADR .................................................... 10,310 405
BASF SE , ADR ........................................................ 49,181 645
Corteva, Inc. .......................................................... 23,192 1,297
DuPont de Nemours, Inc. ................................................. 11,543 948
Eastman Chemical Co. ................................................... 5,447 552
Freeport-McMoRan, Inc. ................................................. 17,739 935
Givaudan SA , ADR ..................................................... 7,653 719
Glencore PLC ......................................................... 146,370 902
H.B. Fuller Co. ........................................................ 16,119 1,284
International Flavors & Fragrances, Inc. ....................................... 10,995 1,058
Linde PLC ............................................................ 6,698 2,917
Newmont Corp. ........................................................ 21,576 905
Nucor Corp. ........................................................... 3,413 576
Rio Tinto PLC ......................................................... 15,761 1,109
Sika AG , ADR ......................................................... 16,678 511
The Sherwin-Williams Co. ................................................ 5,088 1,546
Vulcan Materials Co. .................................................... 4,084 1,045
17,354
Real Estate (3.2%):
American Tower Corp. ................................................... 6,596 1,291
Crown Castle, Inc. ...................................................... 8,154 836
Equinix, Inc. .......................................................... 2,190 1,671
Essential Properties Realty Trust, Inc. ........................................ 36,834 986
Extra Space Storage, Inc. ................................................. 8,420 1,219
Healthpeak Properties, Inc. ................................................ 60,118 1,196
LXP Industrial Trust ..................................................... 75,948 645
Prologis, Inc. .......................................................... 10,269 1,135
Realty Income Corp. .................................................... 39,631 2,103
Retail Opportunity Investments Corp. ........................................ 39,139 490
SITE Centers Corp. ..................................................... 108,569 1,566
Welltower, Inc. ......................................................... 11,969 1,241
Zillow Group, Inc. , Class A (a) .............................................. 28,527 1,145
15,524
Utilities (2.6%):
American Electric Power Co., Inc. ........................................... 12,678 1,144
CMS Energy Corp. ...................................................... 24,925 1,569
Constellation Energy Corp. ................................................ 4,060 882
Dominion Energy, Inc. ................................................... 20,075 1,082
Enel SpA , ADR ........................................................ 89,201 645
Evergy, Inc. ........................................................... 23,806 1,301
Exelon Corp. .......................................................... 36,616 1,375
NiSource, Inc. ......................................................... 44,869 1,304
The Southern Co. ....................................................... 25,965 2,081
Xcel Energy, Inc. ....................................................... 23,424 1,299
12,682
Total Common Stocks (Cost $384,978)
a
a
a
458,439

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description Shares
Value
(000)
Exchange-Traded Funds (1.0%)
VanEck Gold Miners ETF ................................................. 137,600 $ 4,857
Total Exchange-Traded Funds (Cost $4,678)
a
a
a
4,857
Total Investments (Cost $389,656) — 95.3% 463,296
Other assets in excess of liabilities — 4.7% 22,940
NET ASSETS - 100.00% $ 486,236
At May 31, 2024, the Fund's investments in foreign securities were 11.9% of net assets.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was $1,044
(thousands) and amounted to 0.2% of net assets.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 59 6/21/24 $ 15,299,831 $ 15,621,726 $ 321,895
Euro Stoxx 50 Futures ............... 824 6/21/24 44,190,747 44,555,037 364,290
FTSE 100 Index Futures .............. 439 6/21/24 43,579,056 46,342,400 2,763,344
Tokyo Price Index Futures ............ 262 6/13/24 44,765,545 46,185,310 1,419,765
$ 4,869,294
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 234 6/20/24 $ 30,068,689 $ 30,037,817 $ 30,872
E-Mini MSCI Emerging Markets Index
Futures .......................... 676 6/21/24 35,789,440 35,709,700 79,740
Hang Seng Index Futures ............. 90 6/27/24 10,679,617 10,363,235 316,382
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 265 6/20/24 51,344,515 51,895,509 (550,994)
$ (124,000)
Total unrealized appreciation $ 5,296,288
Total unrealized depreciation (550,994)
Total net unrealized appreciation (depreciation) $ 4,745,294

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.5%)
Alabama (3.2%):
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 1/1/54 , (Put Date 10/1/30) (a) .............................. $ 5,000 $ 5,279
Series A , 5 .25% , 5/1/55 , (Put Date 9/1/32) (a) ............................... 1,500 1,597
Series B , 5 .25% , 12/1/53 , (Put Date 12/1/30) (a) ............................. 4,000 4,253
Series C , 5 .50% , 10/1/54 , (Put Date 6/1/32) (a) .............................. 3,000 3,245
Series C-1 , 5 .25% , 2/1/53 , (Put Date 6/1/29) (a) .............................. 12,000 12,521
Series D-1 , 5 .50% , 6/1/49 , (Put Date 2/1/29) (a) ............................. 4,000 4,210
Series D-3 , 5 .43% ( SOFR + 185 bps ) , 6/1/49 , (Put Date 2/1/29) (a) (b) ............... 2,500 2,512
County of Jefferson AL Sewer Revenue , 5 .25% , 10/1/45 , Continuously Callable @100 ..... 3,000 3,229
Energy Southeast A Cooperative District Revenue
Series A-1 , 5 .50% , 11/1/53 , (Put Date 1/1/31) (a) ............................. 5,000 5,338
Series B , 5 .25% , 7/1/54 , (Put Date 6/1/32) (a) ............................... 3,000 3,185
Series B-1 , 5 .75% , 4/1/54 , (Put Date 11/1/31) (a) ............................. 2,000 2,185
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue ,
Series A , 5 .00% , 2/1/36 , Continuously Callable @100 ......................... 8,000 8,070
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .25% , 1/1/54 , (Put Date 7/1/29) (a) ............................... 15,000 15,759
Series B , 5 .00% , 1/1/54 , (Put Date 6/1/30) (a) ............................... 3,000 3,136
The Health Care Authority of the City of Huntsville Revenue
Series B1 , 4 .00% , 6/1/39 , Continuously Callable @100 ........................ 2,000 1,982
Series B1 , 4 .00% , 6/1/40 , Continuously Callable @100 ........................ 2,555 2,498
The Lower Alabama Gas District Revenue , Series A , 5 .00% , 9/1/34 ................... 15,000 15,820
The Southeast Alabama Gas Supply District Revenue , Series B , 5 .00% , 6/1/49 , (Put Date
5/1/32) (a) ........................................................ 3,000 3,149
97,968
Arizona (2.0%):
Arizona IDA Revenue , 4 .00% , 12/15/41 , Continuously Callable @100 (c) ............... 955 761
Maricopa County IDA Revenue
5 .00% , 7/1/39 , Continuously Callable @100 (c) ............................. 2,000 1,930
4 .00% , 7/1/41 , Continuously Callable @100 (c) ............................. 1,250 1,037
Series C , 3 .93% ( MUNIPSA + 57 bps ) , 1/1/35 , (Put Date 10/18/24) (a) (b) ............ 2,115 2,110
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,500 1,565
Sierra Vista IDA Revenue
5 .25% , 6/15/38 , Continuously Callable @100 (c) ............................. 4,845 4,908
5 .25% , 6/15/42 , Continuously Callable @100 (c) ............................. 4,460 4,453
State of Arizona Distribution Revenue (INS - National Public Finance Guarantee Corp.)
Series B , 5 .50% , 7/1/24 .............................................. 3,270 3,276
Series B , 5 .50% , 7/1/25 .............................................. 2,115 2,167
Tempe IDA Revenue , Series A , 4 .00% , 12/1/38 , Continuously Callable @102 ............ 2,690 2,394
The County of Pima IDA Revenue
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 1,690 1,609
4 .00% , 6/15/41 , Continuously Callable @100 (c) ............................. 3,500 3,024
Series A , 6 .75% , 11/15/42 , Continuously Callable @103 (c) ..................... 3,000 3,139
Series B2 , 5 .63% , 11/15/30 , Continuously Callable @100 (c) .................... 10,000 9,938
The County of Yavapai IDA Revenue , 4 .00% , 8/1/38 , Continuously Callable @100 ........ 1,000 967
The IDA of the City of Phoenix Arizona Revenue
3 .75% , 7/1/24 ..................................................... 1,200 1,199
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 11,100 10,664
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,675 1,679
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 4,250 4,306
61,126
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,300 1,323
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,033
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,014
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual
Assurance Co.) , 5 .00% , 9/1/30 , Continuously Callable @100 .................... 4,290 4,339
8,709

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
California (1.9%):
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue
Series B , 4 .13% , 7/1/41 , Continuously Callable @100 ......................... $ 2,500 $ 2,408
Series B , 4 .25% , 7/1/43 , Continuously Callable @100 ......................... 3,000 2,924
California Community Choice Financing Authority Revenue , Series G , 5 .25% , 11/1/54 , (Put
Date 4/1/30) (a) .................................................... 1,000 1,062
California Health Facilities Financing Authority Revenue
Series B , 5 .00% , 11/15/38 , Continuously Callable @100 ....................... 1,500 1,626
Series B , 5 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,500 1,593
California School Finance Authority Revenue
5 .00% , 8/1/31 , Continuously Callable @100 (c) ............................. 450 450
5 .00% , 8/1/31 , Pre-refunded  8/1/25 @ 100 (c) .............................. 50 51
5 .00% , 8/1/36 , Continuously Callable @100 (c) ............................. 1,450 1,450
5 .00% , 8/1/36 , Pre-refunded  8/1/25 @ 100 (c) .............................. 150 153
California State Public Works Board Revenue , Series B , 5 .00% , 10/1/31 , Continuously
Callable @100 ..................................................... 11,465 11,504
California State University Revenue , Series A , 5 .00% , 11/1/29 , Pre-refunded 11/1/24 @ 100 . 165 166
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/32 , Continuously Callable @100 ............................... 1,250 1,265
5 .00% , 5/15/33 , Continuously Callable @100 ............................... 2,000 2,023
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 1,250 1,263
5 .00% , 5/15/35 , Continuously Callable @100 ............................... 2,000 2,021
Cerritos Community College District, GO
Series D , 8/1/25 (d) .................................................. 1,510 1,454
Series D , 8/1/27 (d) .................................................. 1,000 902
Series D , 8/1/28 (d) .................................................. 1,000 867
City of Irvine Special Assessment , 5 .00% , 9/2/29 , Callable 9/2/24 @ 100 ............... 1,000 1,002
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue , Series C , 4 .00% ,
6/1/32 , Continuously Callable @100 ..................................... 435 435
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 1/15/35 (d) .................................................. 5,500 3,580
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 4/1/32 , Continuously Callable @100 ......................... 1,000 1,032
Series A , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,000 1,030
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 420 433
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 5 .25% , 5/1/44 , Continuously Callable @100 .................... 1,500 1,604
The El Camino Community College District Foundation, GO
Series C , 8/1/26 (d) .................................................. 6,810 6,345
Series C , 8/1/27 (d) .................................................. 7,665 6,913
Series C , 8/1/28 (d) .................................................. 5,500 4,792
60,348
Colorado (1.0%):
Colorado Educational & Cultural Facilities Authority Revenue , 4 .25% , 7/1/43 , Continuously
Callable @100 ..................................................... 3,000 2,849
Colorado Health Facilities Authority Revenue
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,000 1,000
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,500 1,501
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 4,000 4,003
5 .00% , 11/1/41 , Continuously Callable @100 ............................... 2,500 2,674
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 1,000 992
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,250 1,213
Series A , 4 .00% , 11/1/39 , Continuously Callable @100 ........................ 3,500 3,347
Series A , 4 .00% , 12/1/40 , Continuously Callable @103 ........................ 2,000 1,773
Denver Health & Hospital Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 (c) ...................... 7,355 7,411
Series A , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,250 1,146
Series A , 4 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,250 1,134
Series A , 4 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 900
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,250 1,262
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 1,000 1,010
32,215

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Connecticut (1.5%):
City of New Haven, GO
Series A , 5 .00% , 8/1/28 .............................................. $ 1,000 $ 1,028
Series A , 5 .50% , 8/1/30 , Continuously Callable @100 ......................... 1,000 1,044
Series A , 5 .50% , 8/1/32 , Continuously Callable @100 ......................... 1,200 1,254
Series A , 5 .50% , 8/1/36 , Continuously Callable @100 ......................... 1,810 1,891
City of West Haven, GO
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 400 413
Series B , 5 .00% , 11/1/37 , Continuously Callable @100 ........................ 350 361
Connecticut State Health & Educational Facilities Authority Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,950 1,966
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 725 731
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,170 1,179
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,125 1,133
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,275 1,281
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,060
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 2,000 1,964
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 7,000 6,465
Series A , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,000 1,945
Series E , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 10,000 10,003
Harbor Point Infrastructure Improvement District Tax Allocation , 5 .00% , 4/1/30 , Continuously
Callable @100 (c) ................................................... 8,100 8,104
State of Connecticut, GO , Series A , 4 .00% , 4/15/37 , Continuously Callable @100 ......... 1,825 1,816
The Metropolitan District, GO , 4 .00% , 7/15/37 , Continuously Callable @100 ............ 1,000 1,007
Town of Hamden, GO (INS - Build America Mutual Assurance Co.) , Series A , 5 .00% , 8/15/30 ,
Continuously Callable @100 ........................................... 1,200 1,244
46,889
District of Columbia (0.2%):
District of Columbia Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 957
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 800 814
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B , 4 .00% , 10/1/35 , Continuously Callable @100 ........................ 1,000 1,001
Series B , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,246
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,000 980
Washington Convention & Sports Authority Revenue
Series A , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,250 1,226
Series A , 4 .00% , 10/1/39 , Continuously Callable @100 ........................ 500 488
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 750 724
7,436
Florida (6.1%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/40 , Continuously Callable
@103 ........................................................... 700 598
Capital Projects Finance Authority Revenue
5 .00% , 11/1/42 , Continuously Callable @100 ............................... 1,000 963
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 958
Capital Trust Agency, Inc. Revenue , 6 .00% , 5/1/43 , Continuously Callable @100 (c) ....... 3,710 3,667
City of Cape Coral Water & Sewer Revenue
4 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,485 1,488
4 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,400 1,401
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 3,000 2,984
City of Pompano Beach Revenue
3 .50% , 9/1/35 , Continuously Callable @103 ............................... 3,345 2,839
4 .00% , 9/1/40 , Continuously Callable @103 ............................... 2,500 2,156
Series A , 4 .00% , 9/1/36 , Continuously Callable @103 ......................... 1,050 960
Series A , 4 .00% , 9/1/41 , Continuously Callable @103 ......................... 1,215 1,038
Series B-1 , 2 .00% , 1/1/29 ............................................. 3,300 2,867
City of Port St. Lucie Special Assessment
4 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,195 3,193
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,000 1,994
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,785 2,770
City of Port St. Lucie Utility System Revenue , 4 .00% , 9/1/31 , Continuously Callable @100 .. 1,000 998

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
City of Tampa Revenue
Series A , 9/1/36 , Continuously Callable @80 (d) ............................. $ 700 $ 409
Series A , 9/1/37 , Continuously Callable @77 (d) ............................. 700 387
Series A , 9/1/38 , Continuously Callable @74 (d) ............................. 850 445
Series A , 9/1/39 , Continuously Callable @71 (d) ............................. 700 346
Series A , 9/1/40 , Continuously Callable @68 (d) ............................. 850 395
Series B , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 350 348
Series B , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 700 691
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
0.00%, 5/1/33 (e) ................................................... 3,470 3,341
0.00%, 5/1/38 , Continuously Callable @100 (e) ............................. 7,900 7,803
County of Broward Tourist Development Tax Revenue
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 7,000 6,821
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 9,300 9,075
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 6,975 6,712
County of Lee Revenue
5 .00% , 10/1/24 .................................................... 2,700 2,713
5 .00% , 10/1/33 , Continuously Callable @100 ............................... 4,000 4,055
County of Lee Tourist Development Tax Revenue
Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 4,970 4,958
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 5,230 5,178
County of Miami-Dade Water & Sewer System Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 210 209
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5 .50% , 9/1/41 , Continuously Callable @100 ............................... 750 837
5 .50% , 9/1/42 , Continuously Callable @100 ............................... 1,000 1,110
5 .50% , 9/1/43 , Continuously Callable @100 ............................... 750 829
Escambia County Health Facilities Authority Revenue
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 3,100 3,200
5 .00% , 8/15/40 , Continuously Callable @100 ............................... 2,900 2,951
Florida Development Finance Corp. Revenue
4 .00% , 11/15/39 , Continuously Callable @100 .............................. 5,260 5,146
5 .00% , 2/1/40 , Continuously Callable @100 ............................... 2,845 2,772
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,500 1,580
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 1,500 1,572
Series A , 5 .00% , 6/15/35 , Continuously Callable @100 ........................ 1,000 1,010
Series A , 5 .00% , 6/15/40 , Continuously Callable @100 ........................ 1,650 1,655
Series A , 5 .00% , 6/15/42 , Continuously Callable @100 ........................ 2,250 2,251
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,250 1,268
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,000 1,013
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 916
4 .00% , 10/1/38 , Continuously Callable @100 ............................... 750 681
5 .00% , 3/1/39 , Continuously Callable @100 ............................... 7,055 5,125
4 .00% , 10/1/39 , Continuously Callable @100 ............................... 800 718
Halifax Hospital Medical Center Revenue , 5 .00% , 6/1/36 , Continuously Callable @100 .... 2,750 2,794
Lake County School Board Certificate of Participation (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 6/1/29 , Pre-refunded  6/1/24 @ 100 ......................... 1,250 1,250
Series A , 5 .00% , 6/1/30 , Pre-refunded  6/1/24 @ 100 ......................... 2,225 2,225
Lee County IDA Revenue , 5 .00% , 11/15/39 , Continuously Callable @103 .............. 1,500 1,503
Lee Memorial Health System Revenue , Series A-1 , 4 .00% , 4/1/37 , Continuously Callable
@100 ........................................................... 5,000 4,972
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/28 , Continuously Callable @100 ......................... 10,000 10,005
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 7,000 7,004
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,610 1,611
Series A , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,255 1,256
Series A , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,000 2,001
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,001
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,000 2,001

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series B , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... $ 2,000 $ 2,001
Series B , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 2,000 2,001
Orange County Health Facilities Authority Revenue , Series A , 5 .00% , 10/1/35 , Continuously
Callable @100 ..................................................... 4,000 4,107
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 3,695 3,416
Palm Beach County Health Facilities Authority Revenue
Series A , 5 .00% , 11/1/39 , Continuously Callable @100 ........................ 1,150 1,168
Series A , 5 .00% , 11/1/42 , Continuously Callable @100 ........................ 850 854
Series B , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 250 231
Pinellas County IDA Revenue , 5 .00% , 7/1/29 ................................... 800 808
School District of Broward County Certificate of Participation
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 2,000 2,023
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,022
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (c) .......................... 3,195 3,185
The Lee County School Board Certificate of Participation , Series A , 5 .00% , 8/1/28 ,
Continuously Callable @100 ........................................... 3,750 3,756
Volusia County Educational Facility Authority Revenue
Series B , 5 .00% , 10/15/28 , Continuously Callable @100 ....................... 1,000 1,007
Series B , 5 .00% , 10/15/29 , Continuously Callable @100 ....................... 1,000 1,007
Series B , 5 .00% , 10/15/30 , Continuously Callable @100 ....................... 1,500 1,509
Series B , 5 .00% , 10/15/32 , Continuously Callable @100 ....................... 1,560 1,567
189,680
Georgia (3.5%):
Development Authority of Appling County Revenue , 2 .95% , 9/1/41 , Continuously Callable
@100 (f) ......................................................... 10,815 10,815
George L Smith II Congress Center Authority Revenue , 4 .00% , 1/1/36 , Continuously Callable
@100 ........................................................... 1,000 963
Glynn-Brunswick Memorial Hospital Authority Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 1,840 1,755
4 .00% , 8/1/37 , Continuously Callable @100 ............................... 1,500 1,428
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/37 ............................................. 3,500 3,681
Series A , 5 .00% , 5/15/38 ............................................. 2,500 2,628
Series A , 5 .00% , 6/1/53 , (Put Date 6/1/30) (a) ............................... 7,500 7,754
Series B , 5 .00% , 12/1/52 , (Put Date 6/1/29) (a) .............................. 12,000 12,385
Series B , 5 .00% , 7/1/53 , (Put Date 3/1/30) (a) ............................... 5,000 5,220
Series C , 4 .00% , 5/1/52 , (Put Date 12/1/28) (a) .............................. 12,750 12,719
Series C , 5 .00% , 4/1/53 , (Put Date 9/1/30) (a) ............................... 4,000 4,200
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (a) .............................. 6,000 6,214
Series E-2 , 5 .29% ( SOFR + 170 bps ) , 12/1/53 , (Put Date 6/1/31) (a) (b) .............. 5,000 5,187
Savannah Hospital Authority Revenue , Series A , 4 .00% , 7/1/39 , Continuously Callable @100 2,500 2,440
The Development Authority of Burke County Revenue
2 .20% , 10/1/32 , Continuously Callable @100 ............................... 1,850 1,521
3 .88% , 10/1/32 , (Put Date 3/6/26) (a) ..................................... 2,500 2,502
Series 1 , 2 .95% , 11/1/48 , Continuously Callable @100 (f) ...................... 9,500 9,500
Series 1 , 2 .80% , 7/1/49 , Continuously Callable @100 (f) ....................... 1,850 1,850
Series A , 1 .50% , 1/1/40 , (Put Date 2/3/25) (a) ............................... 6,500 6,321
The Development Authority of Cobb County Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (a) ....................................................... 4,975 4,451
The Development Authority of Monroe County Revenue , 3 .88% , 12/1/41 , (Put Date 3/6/26) (a) 3,500 3,503
107,037
Guam (0.3%):
Guam Government Waterworks Authority Revenue
5 .00% , 7/1/28 , Continuously Callable @100 ............................... 1,000 1,000
Series A , 5 .00% , 7/1/24 .............................................. 600 600
Series A , 5 .00% , 7/1/25 , Continuously Callable @100 ......................... 750 751
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,001
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/29 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 1,000 1,000
Series A , 5 .00% , 10/1/31 , Continuously Callable @100 ........................ 695 695

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
10/1/32 , Continuously Callable @100 .................................... $ 1,000 $ 1,001
Territory of Guam Revenue
Series A , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,500 1,535
Series A , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,044
10,628
Idaho (0.5%):
Idaho Health Facilities Authority Revenue
Series A , 5 .00% , 3/1/35 , Continuously Callable @100 ......................... 5,805 6,030
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 7,520 7,811
Idaho Housing & Finance Association Revenue , Series A , 4 .00% , 7/15/38 , Continuously
Callable @100 ..................................................... 3,000 2,995
16,836
Illinois (16.2%):
Champaign County Community Unit School District No. 4 Champaign, GO
4 .00% , 6/1/34 , Continuously Callable @100 ............................... 1,000 1,002
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,290 1,292
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 1,575 1,575
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .50% , 4/1/43 ,
Continuously Callable @100 ........................................... 5,000 5,419
Chicago Board of Education, GO
Series A , 12/1/25 (d) ................................................. 1,600 1,495
Series A , 12/1/26 (d) ................................................. 3,700 3,307
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,700 4,798
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 7,965 8,002
Series B , 4 .00% , 12/1/40 , Continuously Callable @100 ........................ 21,900 19,631
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 8,710 7,678
Chicago Midway International Airport Revenue
Series B , 4 .00% , 1/1/34 , Continuously Callable @100 ......................... 3,500 3,455
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 3,000 2,950
Chicago O'Hare International Airport Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,000 2,014
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,000 994
Series B , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 11,560 11,615
Series B , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 5,675 5,699
Chicago Park District, GO
Series F-2 , 4 .00% , 1/1/34 , Continuously Callable @100 ....................... 1,200 1,208
Series F-2 , 4 .00% , 1/1/36 , Continuously Callable @100 ....................... 1,300 1,301
Series F-2 , 5 .00% , 1/1/37 , Continuously Callable @100 ....................... 2,000 2,125
Series F-2 , 4 .00% , 1/1/38 , Continuously Callable @100 ....................... 1,750 1,752
Series F-2 , 5 .00% , 1/1/39 , Continuously Callable @100 ....................... 1,500 1,582
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,181
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 4 .50% , 3/1/43 ,
Continuously Callable @100 ........................................... 1,000 995
City of Chicago Lakeshore East Special Assessment
3 .04% , 12/1/28 (c) .................................................. 270 253
3 .20% , 12/1/29 (c) .................................................. 325 303
3 .29% , 12/1/30 (c) .................................................. 350 325
3 .38% , 12/1/31 (c) .................................................. 373 345
3 .45% , 12/1/32 (c) .................................................. 300 277
City of Chicago Wastewater Transmission Revenue
5 .00% , 1/1/31 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 1/1/32 , Continuously Callable @100 ............................... 1,000 1,001
Series B , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 8,000 8,206
Series C , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 3,500 3,516
Series C , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 1,000 1,004
Series C , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 1,250 1,255
City of Chicago Waterworks Revenue
5 .00% , 11/1/31 , Continuously Callable @100 ............................... 2,000 2,011
5 .00% , 11/1/33 , Continuously Callable @100 ............................... 2,000 2,010
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 2,665 2,740
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5 .25% , 11/1/34 , Continuously Callable @100 ............................... 2,105 2,202

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5 .25% , 11/1/35 , Continuously Callable @100 ............................... $ 1,635 $ 1,710
Series 2017-2 , 5 .00% , 11/1/36 , Continuously Callable @100 .................... 3,145 3,255
Series 2017-2 , 5 .00% , 11/1/37 , Continuously Callable @100 .................... 2,500 2,579
City of Chicago, GO , Series A , 5 .50% , 1/1/41 , Continuously Callable @100 ............. 1,500 1,588
City of Galesburg Revenue
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,125 1,045
Series A , 4 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,475 1,270
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
3/1/34 , Continuously Callable @100 ..................................... 3,000 3,012
City of Springfield, GO , 5 .00% , 12/1/30 , Continuously Callable @100 ................. 8,500 8,634
Cook County Community College District No. 508, GO , 5 .00% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,650 1,775
County of Cook Sales Tax Revenue
4 .00% , 11/15/34 , Continuously Callable @100 .............................. 3,750 3,758
5 .00% , 11/15/35 , Continuously Callable @100 .............................. 7,000 7,294
5 .00% , 11/15/36 , Continuously Callable @100 .............................. 5,000 5,199
County of Cook, GO
5 .00% , 11/15/34 , Continuously Callable @100 .............................. 2,000 2,056
5 .00% , 11/15/35 , Continuously Callable @100 .............................. 2,000 2,056
Series A , 5 .00% , 11/15/31 , Continuously Callable @100 ....................... 2,500 2,572
Illinois Educational Facilities Authority Revenue
3 .90% , 11/1/36 , Continuously Callable @102 ............................... 2,220 2,160
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 9,750 9,477
4 .45% , 11/1/36 , Continuously Callable @102 ............................... 4,500 4,396
Illinois Finance Authority Revenue
5 .00% , 2/15/27 (g) .................................................. 7,650 1,439
3 .90% , 3/1/30 , Continuously Callable @100 ............................... 20,000 19,862
5 .00% , 5/15/31 , Continuously Callable @100 (g) ............................ 1,875 785
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 3,500 3,545
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 4,000 4,010
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 600 644
4 .00% , 12/1/35 , Continuously Callable @100 ............................... 5,000 4,788
5 .00% , 5/15/36 , Continuously Callable @100 (g) ............................ 1,400 579
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 3,000 2,865
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 700 746
2 .45% , 10/1/39 , (Put Date 10/1/29) (a) .................................... 14,000 12,581
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 700 740
4 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 917
Series A , 4 .00% , 5/15/27 ............................................. 1,885 1,850
Series A , 5 .00% , 5/15/30 , Continuously Callable @100 ........................ 1,000 977
Series A , 4 .00% , 10/1/31 , Continuously Callable @100 ........................ 1,000 1,000
Series A , 4 .00% , 10/1/32 , Continuously Callable @100 ........................ 1,000 999
Series A , 5 .00% , 9/1/34 , Pre-refunded  9/1/24 @ 100 ......................... 3,385 3,396
Series A , 4 .00% , 10/1/34 , Continuously Callable @100 ........................ 1,000 997
Series A , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 3,700 3,737
Series A , 5 .00% , 5/15/35 , Continuously Callable @100 ........................ 1,100 1,075
Series A , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,030
Series A , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 1,000 1,000
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,850 1,685
Series A , 4 .00% , 8/1/40 , Continuously Callable @100 ......................... 3,780 3,429
Series A , 4 .00% , 8/1/41 , Continuously Callable @100 ......................... 1,935 1,748
Series A , 4 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,105 1,885
Series C , 4 .00% , 2/15/36 , Continuously Callable @100 ........................ 18,000 18,013
Series R , 5 .40% , 4/1/27 , Continuously Callable @100 ......................... 1,105 1,094
Illinois Municipal Electric Agency Revenue , Series A , 4 .00% , 2/1/33 , Continuously Callable
@100 ........................................................... 14,650 14,076
Illinois State Toll Highway Authority Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,000 5,066
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 5,870 5,927
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 5,600 5,653
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 7,000 7,070
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5 .00% , 2/1/35 , Continuously Callable @100 ............................... 5,000 5,056

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 2/1/36 , Continuously Callable @100 ............................... $ 6,000 $ 6,065
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build
America Mutual Assurance Co.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,210 1,227
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,250 1,267
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ 1,000 1,023
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 2,000 2,044
Series A , 5 .00% , 11/1/33 , Continuously Callable @100 ........................ 750 766
Metropolitan Pier & Exposition Authority Revenue
5 .00% , 6/15/42 , Continuously Callable @100 ............................... 2,000 2,095
4 .00% , 12/15/42 , Continuously Callable @100 .............................. 8,000 7,599
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 6/15/26 (d) ................................................. 5,000 4,595
Northern Illinois Municipal Power Agency Revenue
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,800 1,800
Series A , 4 .00% , 12/1/32 , Continuously Callable @100 ........................ 2,100 2,096
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 4,000 3,985
Series A , 4 .00% , 12/1/35 , Continuously Callable @100 ........................ 5,000 4,965
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,300 1,181
Series B , 4 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,200 1,173
Series B , 4 .00% , 4/1/39 , Continuously Callable @100 ......................... 1,375 1,298
Regional Transportation Authority Revenue
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 23,160 23,300
Series A , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 11,650 11,716
Sales Tax Securitization Corp. Revenue
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 5,060 4,961
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,750 1,700
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual
Assurance Co.)
Series B , 5 .00% , 2/1/25 , Continuously Callable @100 ......................... 5,765 5,770
Series B , 5 .00% , 2/1/26 , Continuously Callable @100 ......................... 4,215 4,218
State of Illinois, GO
5 .25% , 2/1/31 , Continuously Callable @100 ............................... 9,000 9,009
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 10,000 10,592
Series B , 5 .25% , 5/1/43 , Continuously Callable @100 ......................... 2,500 2,677
The Illinois Sports Facilities Authority Revenue , 5 .00% , 6/15/30 , Continuously Callable @100 1,025 1,071
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5 .25% , 6/15/30 , Continuously Callable @100 ............................... 3,000 3,003
5 .25% , 6/15/31 , Continuously Callable @100 ............................... 5,000 5,006
5 .25% , 6/15/32 , Continuously Callable @100 ............................... 5,000 5,006
University of Illinois Revenue , Series A , 4 .00% , 4/1/33 , Continuously Callable @100 ...... 12,475 12,460
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 1/1/30 , Continuously Callable @100 ......................... 1,500 1,556
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 2,400 2,490
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 2,350 2,438
Series A , 5 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,500 1,553
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.) , 5 .00% , 3/1/30 ,
Continuously Callable @100 ........................................... 5,221 5,258
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 12/1/25 ............................................. 2,010 2,037
Series A , 5 .00% , 12/1/26 ............................................. 2,110 2,159
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.)
5 .00% , 3/1/34 , Continuously Callable @100 ............................... 2,992 3,038
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,250 1,217
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.) , 4 .00% , 1/1/34 , Continuously Callable @100 ........... 650 653
Williamson Jackson Etc Counties Community Unit School District No. 4, GO
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 2,025 2,057
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 6,000 6,083

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured
Guaranty Municipal Corp.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... $ 1,835 $ 1,866
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,925 1,956
501,648
Indiana (3.2%):
City of Rockport Revenue , Series A , 3 .05% , 6/1/25 ............................... 5,750 5,703
Hammond Multi-School Building Corp. Revenue
5 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,165 1,212
5 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,000 1,040
5 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,250 1,299
5 .00% , 7/15/38 , Continuously Callable @100 ............................... 3,000 3,104
Indiana Bond Bank Revenue
1/15/30 , Continuously Callable @97 (d) ................................... 740 563
7/15/30 , Continuously Callable @96 (d) ................................... 750 557
7/15/31 , Continuously Callable @93 (d) ................................... 1,490 1,053
7/15/32 , Continuously Callable @91 (d) ................................... 1,400 941
Indiana Finance Authority Revenue
1 .40% , 8/1/29 , Continuously Callable @100 ............................... 7,000 5,954
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,250 1,283
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,500 1,539
5 .00% , 11/15/33 , Continuously Callable @103 .............................. 2,000 1,983
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,210 1,133
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 1,255 1,168
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,660 3,462
4 .00% , 4/1/37 , Continuously Callable @100 ............................... 1,310 1,205
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 2,045 1,860
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 4,030 3,711
5 .00% , 11/15/38 , Continuously Callable @103 .............................. 3,000 2,965
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 1,625 1,462
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 3,605 3,273
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 2,215 1,963
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 2,305 2,018
4 .00% , 4/1/42 , Continuously Callable @100 ............................... 2,400 2,080
Series A , 3 .13% , 12/1/24 ............................................. 6,000 5,969
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 6,240 6,289
Series A , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 8,400 7,273
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 7,240 7,224
Series A , 5 .00% , 6/1/43 , Continuously Callable @100 ......................... 855 881
Series A , 4 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,505 1,256
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/35 , Continuously Callable @100 6,500 6,512
Terre Haute Sanitary District Revenue , 5 .25% , 9/28/28 , Continuously Callable @100 ...... 10,000 10,008
97,943
Iowa (0.7%):
Iowa Finance Authority Revenue
Series E , 4 .00% , 8/15/35 , Continuously Callable @100 ........................ 5,425 5,394
Series E , 4 .00% , 8/15/36 , Continuously Callable @100 ........................ 15,105 15,013
Iowa Higher Education Loan Authority Revenue , 4 .75% , 10/1/42 , Continuously Callable
@100 ........................................................... 1,500 1,497
Iowa Tobacco Settlement Authority Revenue
Series A-2 , 4 .00% , 6/1/38 , Continuously Callable @100 ....................... 270 264
Series A-2 , 4 .00% , 6/1/39 , Continuously Callable @100 ....................... 300 291
Series A-2 , 4 .00% , 6/1/40 , Continuously Callable @100 ....................... 200 192
22,651
Kansas (0.9%):
City of Manhattan Revenue , Series A , 4 .00% , 6/1/36 , Continuously Callable @103 ........ 1,640 1,492
City of Wichita Revenue , 4 .63% , 9/1/33 , Continuously Callable @100 ................. 3,725 3,621
Wyandotte County-Kansas City Unified Government Tax Allocation
5 .25% , 9/1/35 , Continuously Callable @103 (c) ............................. 14,105 13,401
5 .75% , 3/1/41 , Continuously Callable @103 (c) ............................. 10,000 9,707
28,221

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Kentucky (3.1%):
City of Ashland Revenue
4 .00% , 2/1/35 , Continuously Callable @100 ............................... $ 470 $ 460
4 .00% , 2/1/37 , Continuously Callable @100 ............................... 1,115 1,085
Series A , 4 .00% , 2/1/36 , Continuously Callable @100 ......................... 2,410 2,385
County of Trimble Revenue , 3 .75% , 6/1/33 , Continuously Callable @100 ............... 15,000 14,648
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/26 ............................................. 2,900 2,814
Series A , 5 .00% , 5/15/31 , Continuously Callable @100 ........................ 3,205 2,828
Series B , 10/1/24 (d) ................................................. 6,130 6,053
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 480 487
Series B-3 , 4 .76% ( MUNIPSA + 140 bps ) , 2/1/46 , (Put Date 2/1/25) (a) (b) ........... 20,000 19,997
Kentucky Municipal Power Agency Revenue , Series A , 3 .45% , 9/1/42 , (Put Date 3/1/26) (a) .. 7,000 6,844
Kentucky Public Energy Authority Revenue
Series A-2 , 4 .79% ( SOFR + 120 bps ) , 8/1/52 , (Put Date 8/1/30) (a) (b) ............... 7,500 7,093
Series C-3 , 4 .41% ( MUNIPSA + 105 bps ) , 12/1/49 , (Put Date 6/1/25) (a) (b) ........... 20,000 19,916
Kentucky State Property & Building Commission Revenue
5 .00% , 5/1/37 , Continuously Callable @100 ............................... 5,000 5,194
Series A , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 2,000 2,033
Series A , 5 .00% , 2/1/33 , Continuously Callable @100 ......................... 2,250 2,280
Series A , 4 .00% , 11/1/36 , Continuously Callable @100 ........................ 2,000 1,993
Series A , 4 .00% , 11/1/38 , Continuously Callable @100 ........................ 500 492
96,602
Louisiana (3.3%):
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,515 1,530
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,500 1,514
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,510 1,525
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 5,330 5,344
Series B , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,125 5,136
Series C , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,000 1,044
Series C , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,087
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 18,750 17,297
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 8,940 9,006
5 .00% , 7/1/33 , Pre-refunded  7/1/25 @ 100 ................................ 55 56
5 .00% , 5/15/34 , Pre-refunded  5/15/26 @ 100 .............................. 25 26
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,975 3,036
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,225 2,247
5 .00% , 7/1/34 , Pre-refunded  7/1/25 @ 100 ................................ 85 86
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 13,465 13,559
4 .00% , 5/15/35 , Continuously Callable @100 ............................... 3,465 3,444
4 .00% , 5/15/35 , Pre-refunded  5/15/26 @ 100 .............................. 35 35
5 .00% , 5/15/35 , Continuously Callable @100 ............................... 2,000 2,041
4 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,485 1,475
4 .00% , 5/15/36 , Pre-refunded  5/15/26 @ 100 .............................. 15 15
5 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,560 1,592
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 640 656
Series A , 4 .00% , 12/15/32 , Pre-refunded 12/15/26 @ 100 ...................... 305 310
Series A , 4 .00% , 12/15/32 , Continuously Callable @100 ....................... 2,430 2,394
Series A , 4 .00% , 12/15/33 , Continuously Callable @100 ....................... 3,095 3,044
Louisiana State University & Agricultural & Mechanical College Revenue
Series A , 4 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,000 992
Series A , 4 .00% , 7/1/32 , Continuously Callable @100 ......................... 1,000 991
Series A , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 990
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
10/1/37 , Continuously Callable @100 .................................... 2,000 2,084
Parish of St. John the Baptist Revenue , 2 .20% , 6/1/37 , (Put Date 7/1/26) (a) ............. 6,750 6,419
St. John the Baptist Parish School District No. 1, GO , 5 .25% , 3/1/43 , Continuously Callable
@100 ........................................................... 5,000 5,246

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Tangipahoa Parish Hospital Service District No. 1 Revenue
4 .00% , 2/1/38 , Continuously Callable @100 ............................... $ 2,375 $ 2,255
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 2,330 2,190
4 .00% , 2/1/41 , Continuously Callable @100 ............................... 1,500 1,385
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 1,500 1,373
102,424
Maryland (1.6%):
City of Gaithersburg Revenue
Series A , 5 .00% , 1/1/33 , Continuously Callable @104 ......................... 3,000 2,970
Series A , 5 .00% , 1/1/36 , Continuously Callable @104 ......................... 1,000 986
Howard County Housing Commission Revenue , Series A , 1 .60% , 6/1/29 , Continuously
Callable @100 ..................................................... 3,000 2,612
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,250 1,290
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,033
Series A , 5 .00% , 6/1/32 , Continuously Callable @100 ......................... 1,000 1,033
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,000 2,060
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,190 3,263
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 6,505 6,651
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,000 1,005
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 3,600 3,681
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,200 2,210
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,500 2,556
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 865 797
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,500 1,445
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,585 1,523
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 1,645 1,562
Series A , 5 .50% , 1/1/29 , Continuously Callable @100 ......................... 1,415 1,440
Series A , 5 .50% , 1/1/30 , Continuously Callable @100 ......................... 1,750 1,780
Series A , 5 .50% , 1/1/31 , Continuously Callable @100 ......................... 1,585 1,639
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,006
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 1,006
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 1,310 1,318
Series A , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 5,000 5,073
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,000 1,006
50,945
Massachusetts (1.7%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,250 1,266
4 .00% , 10/1/32 , Continuously Callable @104 (c) ............................. 3,600 3,492
5 .00% , 4/15/33 , Continuously Callable @100 ............................... 2,155 2,167
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,250 1,266
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 1,000 1,013
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 895 919
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 800 852
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,215 1,242
5 .00% , 10/1/37 , Continuously Callable @104 (c) ............................. 1,000 1,007
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 600 638
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 335 342
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 1,010 904
5 .00% , 10/1/42 , Continuously Callable @100 ............................... 3,500 3,813
3 .96% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) (a) (b) (c) .................. 2,500 2,488
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 450 454
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 645 650
Series A , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 535 539
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 700 704
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 735 739
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,000 1,006
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,016
Series A , 5 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 1,004
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,250 2,255
Series B , 4 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,300 2,201

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series B , 4 .00% , 6/1/41 , Continuously Callable @100 ......................... $ 2,750 $ 2,477
Series E , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,105 2,132
Series I , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,016
Series I , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,675 1,687
Series I , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,009
Series J2 , 5 .00% , 7/1/43 , Continuously Callable @100 ........................ 10,000 10,395
53,693
Michigan (2.0%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,000 1,000
Series A , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 2,000 2,001
Flint Hospital Building Authority Revenue
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,525 2,365
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,620 2,435
4 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,730 2,519
4 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,635 1,499
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,855 1,661
Great Lakes Water Authority Water Supply System Revenue , Series D , 4 .00% , 7/1/32 ,
Continuously Callable @100 ........................................... 13,560 13,472
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 5/1/32 , Continuously Callable @100 ............................... 2,775 2,827
5 .00% , 5/1/33 , Continuously Callable @100 ............................... 2,875 2,925
5 .00% , 5/1/34 , Continuously Callable @100 ............................... 2,965 3,014
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 3,065 3,114
5 .00% , 5/1/36 , Continuously Callable @100 ............................... 2,770 2,815
Michigan Finance Authority Revenue
5 .00% , 11/1/34 , Continuously Callable @100 ............................... 1,000 1,053
5 .00% , 11/1/35 , Continuously Callable @100 ............................... 1,000 1,053
4 .00% , 11/15/35 , Continuously Callable @100 .............................. 6,000 5,897
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,000 1,052
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 974
5 .00% , 11/1/37 , Continuously Callable @100 ............................... 1,250 1,312
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,375 1,520
5 .38% , 11/1/43 , Continuously Callable @100 ............................... 3,530 3,476
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan
Program) , Series A , 5 .00% , 5/1/25 ....................................... 1,700 1,721
Summit Academy North Revenue , 4 .00% , 11/1/41 , Continuously Callable @103 ......... 2,870 2,359
62,064
Minnesota (0.3%):
City of Minneapolis Revenue , Series A , 5 .00% , 11/15/36 , Continuously Callable @100 ..... 5,000 5,099
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5 .00% , 11/15/29 , Pre-refunded 11/15/25 @ 100 ............................. 1,750 1,788
5 .00% , 11/15/30 , Pre-refunded 11/15/25 @ 100 ............................. 1,275 1,303
8,190
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 6,000 5,751
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
9/1/30 , Continuously Callable @100 ..................................... 5,290 5,294
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,240 2,164
Series A , 4 .00% , 1/1/37 , Continuously Callable @100 ......................... 2,260 2,171
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,850 1,755
Series A , 4 .00% , 1/1/40 , Continuously Callable @100 ......................... 2,675 2,529
19,664
Missouri (1.3%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/32 , Continuously Callable @100 ............................... 500 515
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 772
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 750 713
Series A , 6 .00% , 3/1/33 , Continuously Callable @102 ......................... 1,780 1,817
Health & Educational Facilities Authority of the State of Missouri Revenue
5 .00% , 5/15/32 , Continuously Callable @103 (g) ............................ 1,555 663

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 5/15/36 , Continuously Callable @103 (g) ............................ $ 4,565 $ 1,765
Series A , 5 .00% , 2/1/29 , Continuously Callable @104 ......................... 1,000 992
Series A , 5 .00% , 2/1/34 , Continuously Callable @104 ......................... 2,000 2,006
Missouri Development Finance Board Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,000 1,000
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 4,215 4,216
Missouri State Environmental Improvement & Energy Resources Authority Revenue , Series
A-R , 2 .90% , 9/1/33 , Continuously Callable @102 ........................... 25,000 22,126
St. Louis County IDA Revenue , Series A , 5 .50% , 9/1/33 , Continuously Callable @100 ..... 2,750 2,750
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @102 ..... 1,720 1,754
41,089
Montana (0.3%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Continuously Callable @100 .......... 8,500 8,166
Nebraska (1.1%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (a) .............................. 17,000 17,683
Series A , 5 .00% , 9/1/37 .............................................. 3,210 3,425
Douglas County Hospital Authority No. 3 Revenue
5 .00% , 11/1/28 , Continuously Callable @100 ............................... 1,250 1,268
5 .00% , 11/1/30 , Continuously Callable @100 ............................... 1,600 1,620
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4 .00% , 1/1/35 , Continuously Callable @102 ............................... 795 761
4 .00% , 1/1/36 , Continuously Callable @102 ............................... 1,240 1,241
4 .00% , 1/1/38 , Continuously Callable @102 ............................... 2,595 2,557
4 .00% , 1/1/39 , Continuously Callable @102 ............................... 1,800 1,719
Public Power Generation Agency Revenue , 5 .00% , 1/1/37 , Continuously Callable @100 .... 2,400 2,444
32,718
Nevada (1.9%):
Carson City Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 620 631
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,000 1,015
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 1,000 1,014
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,950 1,973
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,870 1,882
4 .00% , 6/1/37 , Continuously Callable @100 ............................... 7,345 7,362
4 .00% , 6/1/38 , Continuously Callable @100 ............................... 6,135 6,139
City of Sparks Revenue , Series A , 2 .75% , 6/15/28 (c) .............................. 1,175 1,092
County of Clark Department of Aviation Revenue
Series A-2 , 5 .00% , 7/1/32 , Continuously Callable @100 ....................... 20,470 20,489
Series A-2 , 5 .00% , 7/1/33 , Continuously Callable @100 ....................... 10,845 10,855
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 1,992
Series C , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 4,560 4,530
58,974
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@103 ........................................................... 5,100 4,228
New Hampshire Health and Education Facilities Authority Act Revenue
Series A , 5 .00% , 8/1/34 , Continuously Callable @100 ......................... 2,880 2,968
Series A , 5 .00% , 8/1/35 , Continuously Callable @100 ......................... 2,700 2,781
Series A , 5 .00% , 8/1/36 , Continuously Callable @100 ......................... 2,000 2,056
Series A , 5 .00% , 8/1/37 , Continuously Callable @100 ......................... 1,500 1,537
13,570
New Jersey (4.8%):
Casino Reinvestment Development Authority, Inc. Revenue (INS - Assured Guaranty
Municipal Corp.)
5 .00% , 11/1/29 , Continuously Callable @100 ............................... 1,000 1,006
5 .00% , 11/1/30 , Continuously Callable @100 ............................... 1,000 1,006
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,660 1,710
Series B , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 1,250 1,283

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... $ 630 $ 648
Series A , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 750 768
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .00% ,
11/15/42 , Continuously Callable @100 ................................... 1,000 1,082
Essex County Improvement Authority Revenue , 4 .00% , 6/15/38 , Continuously Callable @100 550 530
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,455 1,485
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 2,000 2,040
New Jersey Building Authority Revenue
Series A , 4 .00% , 6/15/30 , Pre-refunded  6/15/26 @ 100 ........................ 400 405
Series A , 4 .00% , 6/15/30 , Pre-refunded  6/15/26 @ 100 ........................ 600 607
New Jersey Economic Development Authority Revenue
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 2,000 2,129
4 .00% , 11/1/38 , Continuously Callable @100 ............................... 1,500 1,492
4 .00% , 11/1/39 , Continuously Callable @100 ............................... 2,000 1,970
Series A , 3 .13% , 7/1/29 , Continuously Callable @100 ......................... 665 616
Series A , 3 .38% , 7/1/30 , Continuously Callable @100 ......................... 1,000 928
Series B , 5 .00% , 6/15/37 , Continuously Callable @100 ........................ 16,280 17,094
New Jersey Educational Facilities Authority Revenue
Series B , 5 .50% , 9/1/31 , Continuously Callable @100 ......................... 4,590 4,743
Series B , 5 .50% , 9/1/32 , Continuously Callable @100 ......................... 8,075 8,338
Series F , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 150 148
Series F , 4 .00% , 7/1/33 , Pre-refunded  7/1/26 @ 100 .......................... 350 354
Series F , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 260 257
Series F , 4 .00% , 7/1/34 , Pre-refunded  7/1/26 @ 100 .......................... 490 496
Series F , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 975 964
Series F , 4 .00% , 7/1/35 , Pre-refunded  7/1/26 @ 100 .......................... 275 278
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 3,000 3,106
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 3,350 3,473
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,800 1,744
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/33 , Continuously Callable @100 ............................... 2,000 2,086
5 .00% , 10/1/34 , Continuously Callable @100 ............................... 2,000 2,086
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,620 2,733
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 5 .00% , 7/1/27 , Continuously Callable @100 ......................... 2,000 2,026
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,500 1,516
New Jersey Transportation Trust Fund Authority Revenue
Series A , 12/15/25 (d) ................................................ 20,000 18,838
Series A , 12/15/38 (d) ................................................ 11,405 6,178
Series A , 4 .25% , 6/15/40 , Continuously Callable @100 ........................ 2,000 2,010
Series AA , 4 .00% , 6/15/36 , Continuously Callable @100 ...................... 2,500 2,501
Series AA , 4 .00% , 6/15/37 , Continuously Callable @100 ...................... 2,250 2,251
Series AA , 4 .25% , 6/15/44 , Continuously Callable @100 ...................... 1,000 990
Series BB , 5 .00% , 6/15/34 , Continuously Callable @100 ...................... 10,000 10,543
New Jersey Turnpike Authority Revenue
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 10,000 10,005
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 4,725 4,805
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 3,500 3,526
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/29 , Continuously Callable @100 ............................... 500 497
4 .00% , 12/1/30 , Continuously Callable @100 ............................... 750 744
4 .00% , 12/1/31 , Continuously Callable @100 ............................... 500 499
South Jersey Transportation Authority Revenue
4 .50% , 11/1/42 , Continuously Callable @100 ............................... 1,000 1,000
Series A , 5 .00% , 11/1/30 , Continuously Callable @100 ........................ 500 501
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ 750 751
Series A , 5 .00% , 11/1/34 , Continuously Callable @100 ........................ 1,085 1,087
Series A , 4 .00% , 11/1/40 , Continuously Callable @100 ........................ 4,300 4,117

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
The Passaic County Improvement Authority Revenue , 5 .25% , 7/1/43 , Continuously Callable
@100 ........................................................... $ 665 $ 682
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .00% , 6/1/36 , Continuously Callable
@100 ........................................................... 5,000 5,204
147,876
New Mexico (0.4%):
City of Farmington Revenue , Series B , 2 .15% , 4/1/33 , Continuously Callable @101 ....... 10,000 7,946
City of Santa Fe Revenue
Series A , 5 .00% , 5/15/34 , Continuously Callable @103 ........................ 625 600
Series A , 5 .00% , 5/15/39 , Continuously Callable @103 ........................ 480 454
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/39 ,
Continuously Callable @102 ........................................... 1,075 954
Village of Los Ranchos de Albuquerque Revenue
4 .00% , 9/1/35 , Continuously Callable @100 ............................... 300 291
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,200 1,109
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation
4 .00% , 5/1/33 , Continuously Callable @103 (c) ............................. 600 565
4 .25% , 5/1/40 , Continuously Callable @103 (c) ............................. 1,000 928
12,847
New York (5.4%):
Allegany County Capital Resource Corp. Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,390 1,336
Series A , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,500 1,456
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 1,925 1,805
Build NYC Resource Corp. Revenue
4 .50% , 6/15/43 , Continuously Callable @100 ............................... 700 673
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 500 504
Series A , 6 .75% , 4/15/43 , Continuously Callable @100 (c) ...................... 1,810 1,946
City of Long Beach, GO
Series B , 5 .00% , 9/27/24 ............................................. 4,674 4,681
Series C , 5 .25% , 9/27/24 ............................................. 2,000 2,005
Hudson Yards Infrastructure Corp. Revenue , Series A , 5 .00% , 2/15/38 , Continuously Callable
@100 ........................................................... 2,500 2,587
Metropolitan Transportation Authority Revenue
Series C-1 , 5 .00% , 11/15/29 , Continuously Callable @100 ..................... 7,030 7,377
Series C-1 , 4 .00% , 11/15/32 , Continuously Callable @100 ..................... 9,300 9,370
Series C-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 6,295 6,378
Series C-1 , 4 .00% , 11/15/35 , Continuously Callable @100 ..................... 9,040 9,082
Series C-1 , 5 .00% , 11/15/36 , Continuously Callable @100 ..................... 3,705 3,799
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 2,000 2,026
Series F , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 2,000 2,026
Series F , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,039
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2 , 4 .39% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (a) (b) ................. 3,000 2,959
Series A-1 , 4 .00% , 11/15/41 , Continuously Callable @100 ..................... 9,820 9,794
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,200 1,128
4 .00% , 12/1/39 , Continuously Callable @100 ............................... 1,200 1,128
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 999
New York City Transitional Finance Authority Future Tax Secured Revenue , 4 .00% , 11/1/38 ,
Continuously Callable @100 ........................................... 1,250 1,258
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 3,350 2,987
Series A , 2 .10% , 11/15/32 , Continuously Callable @100 ....................... 6,730 5,718
Series A , 2 .20% , 11/15/33 , Continuously Callable @100 ....................... 9,000 7,590
New York State Dormitory Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 (c) ............................. 600 550
6 .00% , 7/1/40 , Continuously Callable @100 (c) ............................. 3,380 3,013
Series A , 5 .00% , 5/1/25 , Continuously Callable @100 ......................... 1,175 1,175
Series A , 5 .00% , 5/1/26 , Continuously Callable @100 ......................... 980 980
Series A , 4 .00% , 9/1/36 , Continuously Callable @100 ......................... 500 469
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 350 325

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... $ 1,250 $ 1,152
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 750 677
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 21,605 21,262
Series A-1 , 4 .00% , 7/1/40 , Continuously Callable @100 ....................... 4,535 4,558
Series B , 5 .00% , 2/15/32 , Pre-refunded  2/15/25 @ 100 ........................ 5 5
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 10/1/27 , Continuously Callable @100 ........................ 1,000 1,004
Series A , 5 .00% , 10/1/28 , Continuously Callable @100 ........................ 1,000 1,004
Series A , 5 .00% , 10/1/29 , Continuously Callable @100 ........................ 1,300 1,305
New York State Urban Development Corp. Revenue
Series A , 4 .00% , 3/15/39 , Continuously Callable @100 ........................ 5,000 5,009
Series E-2 , 4 .00% , 3/15/39 , Continuously Callable @100 ...................... 5,785 5,816
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.)
5 .00% , 6/15/24 .................................................... 1,450 1,451
5 .00% , 6/15/25 , Continuously Callable @100 ............................... 1,670 1,671
Saratoga County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/28 , Continuously
Callable @100 ..................................................... 790 790
Town of Oyster Bay, GO
4 .00% , 2/15/25 .................................................... 9,750 9,781
4 .00% , 2/15/26 .................................................... 3,000 3,027
Village of Johnson City, GO , Series C , 5 .25% , 9/27/24 ............................ 7,361 7,370
Village of Washingtonville, GO , 7 .25% , 10/4/24 ................................. 1,000 1,008
Westchester County Local Development Corp. Revenue , 5 .00% , 7/1/38 , Continuously Callable
@100 ........................................................... 750 800
167,853
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/25 .................................................... 635 631
5 .00% , 10/1/30 , Continuously Callable @100 ............................... 1,850 1,816
5 .00% , 10/1/40 , Continuously Callable @103 ............................... 1,050 954
5 .00% , 10/1/45 , Continuously Callable @103 ............................... 1,000 888
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 3,050 2,622
Series A , 4 .00% , 10/1/40 , Continuously Callable @103 ........................ 600 542
Series A , 5 .00% , 10/1/45 , Continuously Callable @103 ........................ 1,800 1,809
9,262
North Dakota (0.4%):
City of Grand Forks Revenue
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 2,475 2,314
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,100 1,004
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,700 1,514
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 1,750 1,538
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 350 369
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 695 731
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 4,500 4,147
11,617
Ohio (3.0%):
Akron Bath Copley Joint Township Hospital District Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 956
4 .00% , 11/15/37 , Continuously Callable @100 .............................. 800 757
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 500 460
City of Centerville Revenue , 5 .25% , 11/1/37 , Continuously Callable @100 .............. 2,250 2,159
County of Allen Hospital Facilities Revenue
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 7,500 7,190
Series A , 4 .00% , 8/1/36 , Continuously Callable @100 ......................... 5,000 4,962
Series A , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 10,800 10,605
County of Cuyahoga Revenue
4 .00% , 2/15/29 , Continuously Callable @100 ............................... 7,430 7,225
5 .00% , 2/15/37 , Continuously Callable @100 ............................... 4,000 4,026
County of Hamilton Revenue
5 .00% , 1/1/31 , Continuously Callable @100 ............................... 1,350 1,336
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 1,400 1,360
5 .00% , 9/15/39 , Continuously Callable @100 ............................... 1,375 1,360

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 9/15/40 , Continuously Callable @100 ............................... $ 1,100 $ 1,082
Series A , 5 .50% , 1/1/43 , Continuously Callable @103 ......................... 750 766
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.) , Series B ,
12/1/25 (d) ........................................................ 4,365 4,140
County of Hardin Revenue , 5 .25% , 5/1/40 , Continuously Callable @103 ............... 2,000 1,873
County of Montgomery Revenue
3 .00% , 11/15/36 , Continuously Callable @100 .............................. 7,000 5,864
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,200 2,271
County of Ross Revenue , 5 .00% , 12/1/44 , Continuously Callable @100 ................ 2,405 2,489
Ohio Higher Educational Facility Commission Revenue
Series C , 5 .00% , 5/1/31 , Continuously Callable @100 ......................... 1,000 1,005
Series C , 5 .00% , 5/1/33 , Continuously Callable @100 ......................... 500 502
Southeastern Ohio Port Authority Revenue
5 .50% , 12/1/29 , Continuously Callable @100 ............................... 750 752
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 750 733
State of Ohio Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,260 1,214
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 1,270 1,202
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 602
Series A , 5 .00% , 1/15/34 , Continuously Callable @100 ........................ 7,210 7,304
Series A , 5 .00% , 1/15/35 , Continuously Callable @100 ........................ 6,000 6,077
Series A , 5 .00% , 1/15/36 , Continuously Callable @100 ........................ 3,070 3,110
Series A , 4 .00% , 1/15/38 , Continuously Callable @100 ........................ 1,000 983
Series A , 4 .00% , 1/15/40 , Continuously Callable @100 ........................ 1,800 1,742
Summit County Development Finance Authority Revenue , 5 .50% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,584
Village of Bluffton Revenue
5 .00% , 12/1/31 , Continuously Callable @100 ............................... 1,500 1,553
4 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,500 1,484
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,600 1,578
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,795 1,764
94,070
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .00% , 8/15/33 , Continuously
Callable @100 ..................................................... 4,100 4,167
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 2,000 1,819
Tulsa County Industrial Authority Revenue
5 .00% , 11/15/28 , Continuously Callable @102 .............................. 940 934
5 .00% , 11/15/30 , Continuously Callable @102 .............................. 1,780 1,763
8,683
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/32 , Continuously Callable @102 ....................... 1,000 962
Series A , 5 .00% , 11/15/37 , Continuously Callable @102 ....................... 500 490
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 275 286
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 1,750 1,790
Salem Hospital Facility Authority Revenue , 4 .00% , 5/15/40 , Continuously Callable @103 ... 800 690
4,218
Pennsylvania (7.8%):
Allegheny County Hospital Development Authority Revenue
Series A , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 7,315 7,537
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 8,000 8,243
Series A , 4 .00% , 7/15/38 , Continuously Callable @100 ........................ 1,500 1,457
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ 3,495 3,367
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,500 1,495
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,475 1,468
Allentown Commercial and IDA Revenue , 5 .75% , 6/15/43 , Continuously Callable @100 ... 600 629
Berks County IDA Revenue
4 .00% , 11/1/33 , Continuously Callable @100 ............................... 1,300 659
5 .00% , 11/1/34 , Continuously Callable @100 ............................... 2,000 1,014

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 11/1/35 , Continuously Callable @100 ............................... $ 3,000 $ 1,521
Bucks County IDA Revenue
5 .00% , 10/1/30 , Continuously Callable @103 ............................... 325 329
5 .00% , 10/1/31 , Continuously Callable @103 ............................... 450 455
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,260 2,250
Butler County Hospital Authority Revenue , 5 .00% , 7/1/35 , Continuously Callable @100 .... 1,885 1,813
Chester County IDA Revenue
5 .00% , 10/1/34 , Continuously Callable @100 ............................... 1,000 972
5 .63% , 10/15/42 , Continuously Callable @100 (c) ............................ 8,875 8,519
Series A , 5 .13% , 10/15/37 , Continuously Callable @100 ....................... 2,750 2,586
Clairton Municipal Authority Revenue , Series B , 4 .38% , 12/1/42 , Continuously Callable @100 2,250 2,149
Commonwealth Financing Authority Revenue , Series A , 5 .00% , 6/1/34 , Continuously Callable
@100 ........................................................... 5,000 5,037
Commonwealth of Pennsylvania Certificate of Participation
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,350 1,402
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 750 778
Series A , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 800 827
County of Beaver, GO (INS - Build America Mutual Assurance Co.) , 4 .00% , 4/15/30 ,
Continuously Callable @100 ........................................... 4,490 4,524
County of Lehigh Revenue
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 2,000 1,934
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 2,000 1,932
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 2,000 1,925
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% , 11/15/29 ,
Continuously Callable @100 ........................................... 5,000 5,069
Cumberland County Municipal Authority Revenue
4 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,250 1,230
4 .00% , 11/1/37 , Continuously Callable @100 ............................... 2,130 2,086
Dauphin County General Authority Revenue
Series A , 4 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,000 1,998
Series A , 4 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,009
Delaware County Authority Revenue
5 .00% , 10/1/30 .................................................... 1,200 1,203
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,220 2,221
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 2,250 2,199
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/34 , Continuously Callable
@100 ........................................................... 3,000 3,112
Lancaster Higher Education Authority Revenue , Series A , 5 .00% , 10/1/42 , Continuously
Callable @100 ..................................................... 3,360 3,370
Latrobe IDA Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 250 219
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 250 217
4 .00% , 3/1/46 , Continuously Callable @100 ............................... 750 624
Lehigh County General Purpose Authority Revenue
5 .00% , 2/1/43 , Continuously Callable @100 ............................... 1,520 1,569
5 .00% , 2/1/44 , Continuously Callable @100 ............................... 2,000 2,061
Montgomery County Higher Education and Health Authority Revenue
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 1,750 1,800
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,850 1,902
4 .00% , 9/1/36 , Continuously Callable @100 ............................... 1,100 1,085
4 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,000 981
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,750 1,800
4 .00% , 9/1/38 , Continuously Callable @100 ............................... 900 879
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 971
Montgomery County IDA Revenue , Series A , 4 .10% , 4/1/53 , (Put Date 4/3/28) (a) ......... 5,000 5,046
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 4/1/33 , Continuously Callable @100 ......................... 1,000 1,012
Series B , 5 .00% , 4/1/34 , Continuously Callable @100 ......................... 1,500 1,517
Series B , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,500 1,517
Northeastern Pennsylvania Hospital and Education Authority Revenue , Series A , 5 .00% ,
3/1/37 , Continuously Callable @100 ..................................... 1,525 1,442
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/33 , Continuously Callable @103 ............................... 1,750 1,700

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
4 .00% , 7/1/41 , Continuously Callable @103 ............................... $ 1,050 $ 961
Series A-2 , 4 .00% , 5/15/43 , Continuously Callable @100 ...................... 1,125 1,050
Series B-2 , 5 .00% , 7/1/42 , Continuously Callable @103 ....................... 3,000 3,059
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 5 .25% , 7/15/25 ,
Continuously Callable @100 ........................................... 1,730 1,728
Pennsylvania Housing Finance Agency Revenue , Series -145A , 4 .60% , 10/1/44 , Continuously
Callable @100 ..................................................... 3,000 2,983
Pennsylvania Turnpike Commission Revenue
5 .00% , 6/1/36 , Continuously Callable @100 ............................... 8,255 8,367
5 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,000 2,141
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 1,675 1,781
Series B , 4 .00% , 6/1/34 , Continuously Callable @100 ......................... 20,000 19,828
Series B , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 2,000 2,029
Series B , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 2,000 2,029
Philadelphia IDA Revenue
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 750 785
5 .00% , 5/1/38 , Continuously Callable @100 ............................... 2,500 2,601
5 .00% , 6/15/40 , Continuously Callable @100 (c) ............................. 900 902
5 .50% , 6/15/43 , Continuously Callable @100 (c) ............................. 1,750 1,758
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 9/1/35 , Continuously Callable @100 ......................... 300 303
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 2,000 2,061
5 .00% , 3/1/37 , Continuously Callable @100 ............................... 1,500 1,543
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,000 1,043
Series E , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,600 1,668
Series E , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 750 782
State Public School Building Authority Revenue , 5 .00% , 6/1/29 , Continuously Callable @100 10,000 10,257
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 6,100 6,255
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 13,085 13,009
The Berks County Municipal Authority Revenue , Series B , 5 .00% , 2/1/40 , (Put Date 2/1/30) (a) 3,300 1,797
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,000 1,046
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,000 1,044
Series A , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,041
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,700 1,674
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,600 1,589
Series F , 5 .00% , 9/1/31 , Continuously Callable @100 ......................... 9,895 10,085
Series F , 5 .00% , 9/1/32 , Continuously Callable @100 ......................... 5,000 5,096
Series F , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 4,000 4,074
Series F , 5 .00% , 9/1/34 , Continuously Callable @100 ......................... 5,100 5,194
The School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 4 .00% , 4/1/33 , Continuously Callable @100 ............................. 1,150 1,164
Westmoreland County IDA Revenue , Series A , 4 .00% , 7/1/37 , Continuously Callable @100 . 1,400 1,268
Wilkes-Barre Finance Authority Revenue , 4 .00% , 3/1/42 , Continuously Callable @100 ..... 2,600 2,050
240,706
Rhode Island (0.5%):
Rhode Island Health and Educational Building Corp. Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 575 609
5 .00% , 5/15/41 , Continuously Callable @100 ............................... 625 659
5 .00% , 5/15/42 , Continuously Callable @100 ............................... 750 788
5 .00% , 5/15/43 , Continuously Callable @100 ............................... 675 708
5 .00% , 5/15/44 , Continuously Callable @100 ............................... 750 784
Rhode Island Turnpike & Bridge Authority Revenue
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 1,350 1,376
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 4,345 4,423
Tobacco Settlement Financing Corp. Revenue
Series A , 5 .00% , 6/1/28 , Continuously Callable @100 ......................... 2,000 2,008
Series A , 5 .00% , 6/1/29 , Continuously Callable @100 ......................... 2,000 2,010
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,500 2,512
15,877

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
South Carolina (0.7%):
Lexington County Health Services District, Inc. Revenue
4 .00% , 11/1/31 , Continuously Callable @100 ............................... $ 1,000 $ 1,009
4 .00% , 11/1/32 , Continuously Callable @100 ............................... 1,000 1,009
Patriots Energy Group Financing Agency Revenue , Series A1 , 5 .25% , 10/1/54 , (Put Date
8/1/31) (a) ........................................................ 3,000 3,170
South Carolina Public Service Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 9,835 9,960
Series A , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 7,000 7,086
22,234
Tennessee (1.5%):
Greeneville Health & Educational Facilities Board Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,710 2,808
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,000 3,105
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,500 3,611
Knox County Health Educational & Housing Facility Borad Revenue
Series A-1 , 5 .00% , 7/1/39 , Continuously Callable @100 ....................... 450 482
Series A-1 , 5 .00% , 7/1/40 , Continuously Callable @100 ....................... 420 446
Series A-1 , 5 .00% , 7/1/41 , Continuously Callable @100 ....................... 825 872
Series A-1 , 5 .00% , 7/1/42 , Continuously Callable @100 ....................... 1,100 1,158
Series A-1 , 5 .00% , 7/1/43 , Continuously Callable @100 ....................... 550 577
Series A-1 , 5 .00% , 7/1/44 , Continuously Callable @100 ....................... 625 653
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue , 5 .00% , 7/1/40 , Continuously Callable @100 ................... 5,500 5,529
New Memphis Arena Public Building Authority Revenue
4/1/32 , Continuously Callable @98 (d) .................................... 875 603
4/1/33 , Continuously Callable @96 (d) .................................... 625 406
4/1/34 , Continuously Callable @94 (d) .................................... 875 562
4/1/35 , Continuously Callable @92 (d) .................................... 875 537
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (a) .............. 12,500 13,293
Tennessee Energy Acquisition Corp. Revenue , Series A-1 , 5 .00% , 5/1/53 , (Put Date 5/1/28) (a) 10,000 10,329
44,971
Texas (10.1%):
Arlington Higher Education Finance Corp. Revenue , 4 .88% , 6/15/56 , (Put Date 6/15/26) (a) (c) 2,000 2,001
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 10,000 9,645
Austin Convention Enterprises, Inc. Revenue , Series A , 5 .00% , 1/1/34 , Continuously Callable
@100 ........................................................... 1,105 1,107
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5 .00% , 12/1/25 .................................................... 2,740 2,744
5 .00% , 12/1/27 , Continuously Callable @100 ............................... 2,990 2,990
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,640 1,635
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,600 1,588
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 1,700 1,680
5 .25% , 12/1/35 , Continuously Callable @100 ............................... 5,150 5,060
Central Texas Regional Mobility Authority Revenue , 1/1/26 (d) ...................... 2,535 2,386
Central Texas Turnpike System Revenue
Series C , 5 .00% , 8/15/33 , Continuously Callable @100 ........................ 10,000 10,016
Series C , 5 .00% , 8/15/34 , Continuously Callable @100 ........................ 8,500 8,514
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C , 5 .00% , 2/15/34 , Continuously Callable @100 ........................ 1,500 1,563
Series C , 5 .00% , 2/15/35 , Continuously Callable @100 ........................ 1,500 1,562
Series C , 5 .00% , 2/15/36 , Continuously Callable @100 ........................ 3,100 3,226
Series C , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 3,305 3,431
Series C , 5 .00% , 2/15/38 , Continuously Callable @100 ........................ 4,380 4,537
City of Corpus Christi Utility System Revenue
4 .00% , 7/15/32 , Continuously Callable @100 ............................... 1,800 1,797
4 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,100 1,097
4 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,050 1,044
4 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,000 993
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 2,300 2,304
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,000 1,002

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 9/1/32 , Continuously Callable @100 ............................... $ 5,615 $ 5,622
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 5,345 5,351
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 2,150 2,152
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,575 1,576
City of Laredo Waterworks & Sewer System Revenue
4 .00% , 3/1/32 , Continuously Callable @100 ............................... 740 738
4 .00% , 3/1/33 , Continuously Callable @100 ............................... 1,000 994
4 .00% , 3/1/34 , Continuously Callable @100 ............................... 1,000 991
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,500 1,480
Clifton Higher Education Finance Corp. Revenue
Series A , 4 .00% , 8/15/38 , Continuously Callable @100 ........................ 1,085 1,016
Series A , 4 .00% , 8/15/39 , Continuously Callable @100 ........................ 1,130 1,047
Series A , 4 .00% , 8/15/40 , Continuously Callable @100 ........................ 1,180 1,079
Series A , 4 .00% , 8/15/41 , Continuously Callable @100 ........................ 1,225 1,109
Series A , 4 .00% , 8/15/42 , Continuously Callable @100 ........................ 1,035 933
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/33 , Continuously Callable @100 ............................... 2,130 2,143
4 .00% , 8/15/34 , Continuously Callable @100 ............................... 2,275 2,289
4 .00% , 8/15/35 , Continuously Callable @100 ............................... 2,375 2,388
4 .00% , 8/15/36 , Continuously Callable @100 ............................... 3,710 3,725
4 .00% , 8/15/37 , Continuously Callable @100 ............................... 3,860 3,861
4 .00% , 8/15/38 , Continuously Callable @100 ............................... 4,015 3,994
4 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,305 4,247
Series A , 4 .00% , 8/15/32 , Continuously Callable @100 ........................ 1,300 1,286
Harris County Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 6/1/28 , Continuously Callable @100 ......................... 1,400 1,349
Series C2 , 3 .93% ( MUNIPSA + 57 bps ) , 12/1/49 , (Put Date 12/4/24) (a) (b) ........... 3,330 3,321
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance
Co.)
5 .00% , 3/1/30 , Continuously Callable @100 ............................... 750 754
5 .00% , 3/1/31 , Continuously Callable @100 ............................... 2,030 2,039
5 .00% , 3/1/32 , Continuously Callable @100 ............................... 2,500 2,510
Karnes County Hospital District Revenue
5 .00% , 2/1/29 , Continuously Callable @100 ............................... 4,000 4,002
5 .00% , 2/1/34 , Continuously Callable @100 ............................... 4,000 4,001
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 1,215 1,230
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,380 1,395
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 2,000 2,020
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 1,500 1,515
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 2,680 2,705
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 5,405 5,385
Mesquite Health Facilities Development Corp. Revenue
0.00%, 2/15/26 (g) .................................................. 1,049 39
0.00%, 2/15/35 , Continuously Callable @100 (g) ............................ 364 14
New Hope Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/1/31 , Continuously Callable @102 ............................... 1,000 981
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 1,475 1,371
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 (g) ...................... 7,500 7,088
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 (g) ...................... 9,000 8,505
Newark Higher Education Finance Corp. Revenue
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 1,635 1,593
4 .00% , 4/1/33 , Continuously Callable @100 ............................... 2,000 1,938
4 .00% , 4/1/34 , Continuously Callable @100 ............................... 4,470 4,308
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,650 1,585
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 2,150 2,060
North East Texas Regional Mobility Authority Revenue
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 7,000 7,085
Series B , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 5,485 5,535
North Texas Tollway Authority Revenue
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 1,515 1,540

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series A , 4 .00% , 1/1/43 , Continuously Callable @100 ......................... $ 14,120 $ 13,336
Series A , 4 .00% , 1/1/44 , Continuously Callable @100 ......................... 1,085 1,025
Series B , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 7,500 7,536
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.) , 1/1/29 (d) ....... 20,000 16,820
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 2,000 2,002
Series B , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,695 1,696
Permanent University Fund - University of Texas System Revenue
Series B , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,230 2,253
Series B , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 3,250 3,286
Series B , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,500 2,525
Port of Port Arthur Navigation District Revenue , Series C , 3 .05% , 4/1/40 , Continuously
Callable @100 (f) ................................................... 13,100 13,100
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 700 621
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 1,000 878
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 895 774
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage
Corp.) , 3 .50% , 4/1/43 , (Put Date 10/1/28) , Pre-refunded 10/1/24 @ 100 (a) .......... 14,935 14,926
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/30 , Continuously Callable @100 .............................. 2,145 2,152
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 2,250 2,257
5 .00% , 11/15/32 , Continuously Callable @100 .............................. 2,365 2,373
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,175 2,176
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/30 .......... 9,835 10,083
Texas Private Activity Bond Surface Transportation Corp. Revenue
4 .00% , 6/30/38 , Continuously Callable @100 ............................... 3,300 3,245
4 .00% , 12/31/38 , Continuously Callable @100 .............................. 3,850 3,761
4 .00% , 6/30/39 , Continuously Callable @100 ............................... 2,150 2,079
Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured Guaranty
Municipal Corp.) , 5 .00% , 6/1/33 , Continuously Callable @100 .................. 6,960 6,973
311,688
Utah (0.1%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/36 , Continuously Callable @103 ....................... 1,045 939
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,000 860
1,799
Vermont (0.4%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/37 , Continuously Callable @103 ............................... 4,190 3,891
Series B , 4 .00% , 5/1/33 , Continuously Callable @103 ......................... 3,950 3,771
Vermont Educational & Health Buildings Financing Agency Revenue
5 .75% , 10/1/43 , Continuously Callable @100 (c) ............................. 3,000 3,100
Series A , 5 .00% , 12/1/36 , Continuously Callable @100 ........................ 2,500 2,528
13,290
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/30 , Continuously Callable
@100 (c) ......................................................... 6,500 6,359
Virginia (0.8%):
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,175 1,165
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,205 1,189
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/33 , Continuously Callable @100 ............................... 750 759
5 .00% , 6/15/34 , Continuously Callable @100 ............................... 2,620 2,651
5 .00% , 6/15/35 , Continuously Callable @100 ............................... 1,930 1,953
Virginia College Building Authority Revenue , 4 .00% , 2/1/36 , Continuously Callable @100 .. 3,000 3,011
Virginia Small Business Financing Authority Revenue
Series A , 4 .00% , 1/1/37 , Continuously Callable @103 ......................... 500 494
Series A , 4 .00% , 1/1/38 , Continuously Callable @103 ......................... 6,000 5,874
Series A , 4 .00% , 1/1/39 , Continuously Callable @103 ......................... 7,000 6,801
23,897

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Washington (1.0%):
King County Public Hospital District No. 2, GO , 5 .25% , 12/1/45 , Continuously Callable @100 $ 2,500 $ 2,640
Skagit County Public Hospital District No. 1 Revenue
5 .50% , 12/1/38 , Continuously Callable @100 ............................... 300 320
5 .50% , 12/1/39 , Continuously Callable @100 ............................... 500 531
5 .50% , 12/1/40 , Continuously Callable @100 ............................... 500 529
5 .50% , 12/1/41 , Continuously Callable @100 ............................... 325 342
5 .50% , 12/1/42 , Continuously Callable @100 ............................... 300 314
5 .50% , 12/1/43 , Continuously Callable @100 ............................... 500 522
5 .50% , 12/1/44 , Continuously Callable @100 ............................... 450 469
Washington Health Care Facilities Authority Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,355 2,377
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 1,775 1,790
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 2,250 2,270
5 .00% , 8/15/36 , Continuously Callable @100 ............................... 2,500 2,520
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,125 2,901
5 .00% , 8/15/37 , Continuously Callable @100 ............................... 2,400 2,413
4 .00% , 12/1/45 , Continuously Callable @100 (c) ............................. 2,080 1,933
Washington State Housing Finance Commission Revenue
5 .88% , 7/1/43 , Continuously Callable @103 (c) ............................. 1,000 1,086
Series A , 5 .00% , 7/1/38 , Continuously Callable @103 ......................... 1,590 1,662
Series A , 5 .00% , 7/1/43 , Continuously Callable @103 ......................... 3,225 3,306
Series A-1 , 3 .50% , 12/20/35 ........................................... 2,579 2,306
Series B1 , 4 .75% , 7/1/27 , Continuously Callable @100 ........................ 860 860
31,091
West Virginia (0.8%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/35 , Continuously Callable @100 ............................... 2,920 2,890
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 2,065 2,042
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,067
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,030
Series A , 5 .00% , 6/1/33 , Continuously Callable @100 ......................... 1,850 1,903
Series A , 5 .00% , 6/1/34 , Continuously Callable @100 ......................... 2,970 3,052
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,405 2,470
Series A , 4 .13% , 6/1/42 , Continuously Callable @100 ......................... 5,000 4,849
Series B , 5 .75% , 9/1/43 , Continuously Callable @100 ......................... 4,000 4,461
24,764
Wisconsin (1.8%):
Public Finance Authority Revenue
3 .00% , 4/1/25 (c) ................................................... 5 5
3 .00% , 4/1/25 (c) ................................................... 115 114
4 .00% , 3/1/29 (c) ................................................... 890 831
4 .00% , 6/15/29 , Continuously Callable @100 (c) ............................. 230 215
4 .00% , 9/1/29 , Continuously Callable @103 (c) ............................. 1,250 1,177
4 .00% , 3/1/30 (c) ................................................... 950 873
4 .00% , 3/1/34 , Continuously Callable @100 (c) ............................. 3,520 3,049
5 .00% , 4/1/35 , Continuously Callable @100 ............................... 785 809
5 .25% , 5/15/37 , Continuously Callable @102 (c) ............................. 1,000 975
5 .00% , 6/15/39 , Continuously Callable @100 (c) ............................. 410 392
5 .00% , 9/1/39 , Continuously Callable @103 (c) ............................. 2,230 2,229
5 .00% , 1/1/40 , Continuously Callable @100 ............................... 3,500 3,462
5 .00% , 4/1/40 , Pre-refunded  4/1/30 @ 100 (c) .............................. 95 104
5 .00% , 4/1/40 , Continuously Callable @100 (c) ............................. 1,080 1,092
4 .00% , 1/1/42 , Continuously Callable @103 ............................... 1,150 1,040
4 .00% , 4/1/42 , Continuously Callable @100 (c) ............................. 900 810
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 4,185 4,214
6 .63% , 7/1/43 , Continuously Callable @100 (c) ............................. 485 499
5 .00% , 1/1/45 , Continuously Callable @100 ............................... 3,275 3,116
Series A , 5 .25% , 10/1/38 , Continuously Callable @100 ........................ 3,250 3,167
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 770 654
Series A , 5 .00% , 11/15/41 , Continuously Callable @103 ....................... 4,680 4,773
Series A , 5 .50% , 7/1/43 , Continuously Callable @100 (c) ....................... 2,000 2,123
Series A , 6 .38% , 7/1/43 , Continuously Callable @103 (c) ....................... 300 303

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series A-1 , 4 .00% , 7/1/41 , Continuously Callable @100 (c) ..................... $ 675 $ 593
Series D , 4 .05% , 11/1/30 , Continuously Callable @100 ........................ 1,500 1,495
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/27 ..................................................... 360 346
4 .00% , 1/1/28 , Continuously Callable @103 ............................... 370 349
4 .00% , 1/1/29 , Continuously Callable @103 ............................... 390 360
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 405 367
5 .00% , 8/15/34 , Continuously Callable @100 ............................... 1,000 1,001
4 .00% , 2/15/35 , Continuously Callable @100 ............................... 500 506
4 .00% , 1/1/37 , Continuously Callable @103 ............................... 1,460 1,193
4 .00% , 2/15/37 , Continuously Callable @100 ............................... 1,000 975
4 .00% , 3/15/40 , Continuously Callable @100 ............................... 750 688
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 850 651
Series A , 4 .00% , 11/15/36 , Continuously Callable @100 ....................... 9,830 9,474
Series B , 4 .00% , 9/15/36 , Continuously Callable @103 ........................ 530 483
Series B , 4 .00% , 9/15/41 , Continuously Callable @103 ........................ 510 434
54,941
Total Municipal Bonds (Cost $3,206,497)
a
a
a
3,085,477
Total Investments (Cost $3,206,497) — 99.5% 3,085,477
Other assets in excess of liabilities — 0.5% 16,828
NET ASSETS - 100.00% $ 3,102,305
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2024.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was
$134,395 (thousands) and amounted to 4.3% of net assets.
(d) Zero-coupon bond.
(e) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.6%)
Alabama (0.7%):
Columbia Industrial Development Board Revenue (NBGA - Southern Co.) , Series A , 2 .65% ,
12/1/37 , Continuously Callable @100 (a) .................................. $ 700 $ 700
County of Jefferson AL Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ..... 1,000 1,075
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 4,000 3,571
Homewood Educational Building Authority Revenue
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 4,500 4,501
Series A , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 3,000 2,485
12,332
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 1,000 878
Arizona (2.2%):
Arizona IDA Revenue
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,725 1,734
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 600 598
Maricopa County IDA Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 1,600 1,571
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 839
Pinal County Electric District No. 3 Revenue , 4 .00% , 7/1/41 , Continuously Callable @100 .. 10,000 9,676
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (b) ............. 3,000 3,025
State of Arizona Distribution Revenue (INS - National Public Finance Guarantee Corp.)
Series B , 5 .50% , 7/1/29 .............................................. 1,000 1,121
Series B , 5 .50% , 7/1/30 .............................................. 1,500 1,716
Tempe IDA Revenue , Series A , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 2,500 2,027
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (b) ............................ 2,500 1,966
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (b) ..................... 3,750 3,871
The County of Yavapai IDA Revenue , 4 .00% , 8/1/43 , Continuously Callable @100 ........ 1,725 1,608
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 1,200 1,172
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 5,618
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,250 1,251
37,793
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (c) ......................................................... 1,000 843
7/1/29 (c) ......................................................... 1,165 941
7/1/30 (c) ......................................................... 1,150 890
7/1/36 (c) ......................................................... 2,500 1,461
4,135
California (4.8%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 3,000 2,992
California Health Facilities Financing Authority Revenue , 5 .00% , 11/15/56 , Continuously
Callable @100 ..................................................... 1,000 1,019
California State Public Works Board Revenue , Series B , 5 .00% , 10/1/39 , Continuously
Callable @100 ..................................................... 3,500 3,508
Cerritos Community College District, GO
Series D , 8/1/31 (c) .................................................. 1,000 785
Series D , 8/1/32 (c) .................................................. 2,500 1,833
Series D , 8/1/33 (c) .................................................. 2,175 1,565
Series D , 8/1/34 (c) .................................................. 1,000 703
Series D , 8/1/35 (c) .................................................. 1,500 996
Series D , 8/1/36 (c) .................................................. 2,200 1,396
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series D , 8/1/41 (c) .................................................. 8,500 4,086
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
6/1/42 (c) ......................................................... 10,000 4,599
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/35 ,
Continuously Callable @100 ........................................... 1,440 1,441

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Los Alamitos Unified School District Certificate of Participation
0.00%, 8/1/34 , Continuously Callable @100 (d) ............................. $ 1,200 $ 1,293
0.00%, 8/1/42 , Continuously Callable @100 (d) ............................. 4,000 4,351
Paramount Unified School District, GO
8/1/34 (c) ......................................................... 1,860 1,236
8/1/35 (c) ......................................................... 2,000 1,275
8/1/36 (c) ......................................................... 2,750 1,763
8/1/37 (c) ......................................................... 2,750 1,666
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 2,560 2,560
Series A , 5 .00% , 3/1/40 , Continuously Callable @100 ......................... 2,000 2,000
San Diego Public Facilities Financing Authority Revenue , Series A , 5 .00% , 10/15/44 ,
Continuously Callable @100 ........................................... 2,500 2,524
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G , 8/1/36 (c) .................................................. 13,605 8,460
Series G , 8/1/37 (c) .................................................. 14,285 8,398
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4/1/29 (c) ........................................... 15,000 12,047
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series D ,
8/1/34 (c) ......................................................... 8,885 6,163
The El Camino Community College District Foundation, GO
Series C , 8/1/34 (c) .................................................. 3,000 2,048
Series C , 8/1/38 (c) .................................................. 3,000 1,710
82,417
Colorado (2.3%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 516
5 .00% , 4/1/53 , Continuously Callable @100 ............................... 750 754
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 3,000 2,837
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 585
Series A , 4 .00% , 12/1/48 , Continuously Callable @100 ........................ 2,500 2,174
Colorado Health Facilities Authority Revenue
5 .00% , 6/1/45 , Pre-refunded  6/1/25 @ 100 ................................ 6,000 6,089
5 .50% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,090
Series A , 4 .00% , 8/1/44 , Continuously Callable @100 ......................... 2,070 1,900
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,500 1,371
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 7,250 5,712
Denver Health & Hospital Authority Revenue , Series A , 4 .00% , 12/1/40 , Continuously
Callable @100 ..................................................... 750 660
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 9/1/35 , Continuously Callable @64 (c) ............................. 10,000 5,824
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 3,500 3,511
Series A , 5 .00% , 12/1/51 , Continuously Callable @100 ........................ 2,000 2,002
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 4,000 4,125
Southlands Metropolitan District No. 1, GO , Series A-1 , 5 .00% , 12/1/47 , Continuously
Callable @100 ..................................................... 1,000 948
40,098
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 3,000 3,229
Series A , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 3,000 2,562
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 3,000 2,737
8,528
District of Columbia (0.1%):
District of Columbia Revenue
5 .00% , 7/1/49 , Continuously Callable @100 ............................... 1,275 1,264
5 .00% , 7/1/54 , Continuously Callable @100 ............................... 1,140 1,119
2,383

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Florida (7.4%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/46 , Continuously Callable
@103 ........................................................... $ 700 $ 564
Capital Projects Finance Authority Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 .. 1,250 1,161
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (b) ....... 1,750 1,739
City of Atlantic Beach Revenue
Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ....................... 2,000 1,889
Series B , 5 .63% , 11/15/43 , Continuously Callable @100 ....................... 7,000 7,001
City of Jacksonville Revenue , 4 .00% , 11/1/45 , Continuously Callable @100 ............. 2,500 2,250
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 8,000 6,197
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 2,895 2,232
County of Miami-Dade Rickenbacker Causeway Revenue , 5 .00% , 10/1/43 , Continuously
Callable @100 ..................................................... 1,750 1,751
County of Miami-Dade Water & Sewer System Revenue , Series B , 4 .00% , 10/1/44 ,
Continuously Callable @100 ........................................... 21,500 20,607
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 9/1/48 ,
Continuously Callable @100 ........................................... 1,000 1,050
Escambia County Health Facilities Authority Revenue
4 .00% , 8/15/45 , Continuously Callable @100 ............................... 6,265 5,538
4 .00% , 8/15/50 , Continuously Callable @100 ............................... 5,050 4,276
Florida Development Finance Corp. Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 600 503
4 .00% , 2/1/52 , Continuously Callable @100 ............................... 4,000 2,973
4 .00% , 7/1/55 , Continuously Callable @100 ............................... 500 400
Series A , 5 .00% , 6/15/55 , Continuously Callable @100 ........................ 1,500 1,418
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 3/1/44 , Continuously Callable @100 ............................... 4,280 2,876
4 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,400 1,154
5 .00% , 3/1/49 , Continuously Callable @100 ............................... 1,250 791
4 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,150 894
Halifax Hospital Medical Center Revenue , 5 .00% , 6/1/46 , Pre-refunded  6/1/25 @ 100 ..... 3,000 3,044
Lee County IDA Revenue
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 12,350 11,815
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 1,000 849
Lee Memorial Health System Revenue , Series A-1 , 4 .00% , 4/1/49 , Continuously Callable
@100 ........................................................... 4,500 4,045
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 2,500 2,241
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 5,000 5,001
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 5,000 5,000
Miami-Dade County Health Facilities Authority Revenue , 4 .00% , 8/1/47 , Continuously
Callable @100 ..................................................... 2,000 1,817
Orange County Health Facilities Authority Revenue , Series B , 4 .00% , 10/1/45 , Continuously
Callable @100 ..................................................... 1,500 1,449
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 2,070 1,740
Palm Beach County Health Facilities Authority Revenue
5 .00% , 11/15/45 , Continuously Callable @103 .............................. 150 151
5 .00% , 5/15/47 , Continuously Callable @100 ............................... 5,000 4,440
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 250 246
Series B , 5 .00% , 11/15/42 , Continuously Callable @103 ....................... 1,000 1,017
Polk County IDA Revenue
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 1,000 934
5 .00% , 1/1/55 , Continuously Callable @103 ............................... 1,000 914
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/48 , Continuously Callable
@103 ........................................................... 1,835 1,727
Sarasota County Public Hospital District Revenue , 4 .00% , 7/1/52 , Continuously Callable
@100 ........................................................... 5,000 4,539
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 6,000 4,753
Tampa Housing Authority Revenue , 4 .85% , 7/1/36 , Callable 7/1/24 @ 100 .............. 2,200 2,201

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Volusia County Educational Facility Authority Revenue , Series B , 5 .00% , 10/15/45 , Pre-
refunded  4/15/25 @ 100 ............................................. $ 2,000 $ 2,025
127,212
Georgia (1.4%):
Columbia County Hospital Authority Revenue , Series A , 5 .13% , 4/1/53 , Continuously Callable
@100 ........................................................... 1,000 1,056
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 3,000 2,750
Development Authority of Heard County Revenue , 2 .96% , 9/1/26 , Continuously Callable
@100 (a) ......................................................... 400 400
Gainesville & Hall County Hospital Authority Revenue , 4 .00% , 2/15/45 , Continuously
Callable @100 ..................................................... 13,000 12,197
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,506
Main Street Natural Gas, Inc. Revenue , Series A , 5 .00% , 5/15/49 ..................... 3,000 3,080
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 1,100 1,005
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 1,700 1,541
23,535
Illinois (14.5%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .75% , 4/1/48 ,
Continuously Callable @100 ........................................... 2,500 2,733
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/47 , Continuously Callable @100 ........................ 4,220 3,443
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 1,800 1,766
Series H , 5 .00% , 12/1/36 , Continuously Callable @100 ........................ 5,000 5,045
Chicago Midway International Airport Revenue
Series B , 5 .00% , 1/1/41 , Continuously Callable @100 ......................... 2,500 2,523
Series B , 5 .00% , 1/1/46 , Continuously Callable @100 ......................... 3,500 3,531
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 5,092
Chicago Park District, GO
Series A , 5 .00% , 1/1/40 , Continuously Callable @100 ......................... 3,000 3,021
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,181
City of Chicago Wastewater Transmission Revenue
5 .00% , 1/1/44 , Continuously Callable @100 ............................... 4,000 4,004
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 3,000 3,045
Series C , 5 .00% , 1/1/39 , Continuously Callable @100 ......................... 3,000 3,007
City of Chicago Waterworks Revenue , 5 .00% , 11/1/44 , Continuously Callable @100 ....... 3,000 3,004
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 4,000 3,249
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
3/1/40 , Continuously Callable @100 ..................................... 3,000 3,001
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 9,500 9,868
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 7,750 8,018
County of Will, GO , 4 .00% , 11/15/47 , Continuously Callable @100 ................... 2,000 1,819
Illinois Finance Authority Revenue
3 .90% , 3/1/30 , Continuously Callable @100 ............................... 14,000 13,904
5 .50% , 4/1/32 , Continuously Callable @100 ............................... 7,065 6,815
4 .00% , 3/1/38 , Continuously Callable @100 ............................... 2,000 1,928
5 .00% , 8/1/42 , Continuously Callable @100 ............................... 750 751
5 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,000 2,002
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 4,500 3,925
5 .00% , 8/1/47 , Continuously Callable @100 ............................... 750 734
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 2,000 1,981
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,250 1,295
5 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 1,035
5 .00% , 3/1/52 , Continuously Callable @100 ............................... 1,075 938
4 .00% , 10/1/55 , Continuously Callable @100 ............................... 2,000 1,656
Series A , 4 .00% , 2/1/33 , Continuously Callable @100 ......................... 6,000 5,886
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 700 691
Series A , 4 .00% , 7/1/38 , Pre-refunded  7/1/26 @ 100 ......................... 5,000 5,063
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 12,395 11,939

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 1/1/44 , Pre-refunded  1/1/28 @ 100 ......................... $ 10,000 $ 10,605
Series A , 5 .00% , 2/15/47 , Continuously Callable @100 ........................ 1,000 956
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 1,155 1,091
Series A , 5 .00% , 2/15/50 , Continuously Callable @100 ........................ 500 472
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,500 2,878
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 10,495 9,728
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 20 20
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 485 494
Illinois State Toll Highway Authority Revenue , Series A , 4 .00% , 1/1/46 , Continuously Callable
@100 ........................................................... 4,000 3,749
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 9,500 9,768
Northern Illinois Municipal Power Agency Revenue , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 9,000 8,696
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 600 551
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
6 .50% , 7/1/30 ..................................................... 37,550 42,108
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 15,000 13,015
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 2,000 2,015
State of Illinois, GO
5 .50% , 5/1/39 , Continuously Callable @100 ............................... 2,275 2,466
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 2,000 2,085
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 2/1/31 , Continuously Callable @100 ............................... 1,000 998
4 .00% , 2/1/32 , Continuously Callable @100 ............................... 1,000 997
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
12/1/46 , Continuously Callable @100 .................................... 10,000 10,129
250,714
Indiana (1.9%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 5,540 5,472
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 3,605 3,559
Indiana Finance Authority Revenue
5 .00% , 11/15/43 , Continuously Callable @103 .............................. 1,970 1,906
5 .00% , 11/15/48 , Continuously Callable @103 .............................. 3,895 3,654
Series A , 5 .50% , 4/1/46 , Continuously Callable @100 ......................... 5,000 5,020
Series A , 4 .00% , 11/15/51 , Continuously Callable @100 ....................... 1,030 796
Series A , 5 .50% , 7/1/52 , Continuously Callable @100 ......................... 4,500 4,566
Series A , 5 .00% , 6/1/53 , Continuously Callable @100 ......................... 1,000 1,013
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 7,000 6,816
32,802
Iowa (0.4%):
Iowa Finance Authority Revenue , Series A , 5 .00% , 5/15/43 , Continuously Callable @100 ... 6,235 5,701
Iowa Higher Education Loan Authority Revenue , 5 .38% , 10/1/52 , Continuously Callable
@100 ........................................................... 1,000 1,026
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 895
7,622
Kansas (1.1%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 6/1/42 , Continuously Callable @100 (b) ...................... 2,500 2,528
City of Lawrence Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 ........ 5,000 5,034
City of Manhattan Revenue
Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ......................... 1,000 806
Series A , 4 .00% , 6/1/52 , Continuously Callable @103 ......................... 1,500 1,144
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (b) ........................................ 7,600 7,377
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series A , 5 .00% ,
9/1/45 , Continuously Callable @100 ..................................... 2,000 2,007
18,896

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Kentucky (1.3%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... $ 1,000 $ 1,013
City of Hazard Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 ................. 3,000 2,642
County of Boyle Revenue , Series A , 4 .50% , 6/1/53 , Continuously Callable @100 ......... 1,525 1,479
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,070 943
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/46 , Continuously Callable @100 ........................ 5,500 4,064
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 3,000 3,046
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 500 500
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 2,000 2,057
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 6,000 6,182
21,926
Louisiana (3.9%):
City of Shreveport Water & Sewer Revenue
5 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,000 1,007
Series B , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 5,500 5,574
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/49 , Continuously Callable @100 .................................... 1,000 897
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series B , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,100 1,087
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 7,000 6,640
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 6,250 5,766
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,685 1,719
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 5,000 5,046
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 8,210 7,427
Louisiana Public Facilities Authority Revenue
4 .00% , 5/15/41 , Pre-refunded  5/15/26 @ 100 .............................. 15 15
4 .00% , 5/15/41 , Continuously Callable @100 ............................... 1,235 1,195
5 .00% , 5/15/46 , Continuously Callable @100 ............................... 5,000 5,068
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 400 393
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 2,000 1,915
Series A , 5 .00% , 11/1/45 , Pre-refunded 11/1/25 @ 100 ........................ 3,000 3,063
Series A , 4 .00% , 12/15/50 , Pre-refunded 12/15/27 @ 100 ...................... 30 31
Series A , 4 .00% , 12/15/50 , Continuously Callable @100 ....................... 970 935
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 9,000 7,808
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 6/1/51 , Pre-refunded  6/1/25 @ 100 ................................ 5,000 5,086
State of Louisiana Gasoline & Fuels Tax Revenue , Series C , 5 .00% , 5/1/45 , Continuously
Callable @100 ..................................................... 6,000 6,168
66,840
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 9,000 6,980
Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 979
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 3,280 3,208
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,000 811
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,500 1,446
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 2,000 1,809
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 3,370 2,785
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,700 1,371
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 975 788
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 3,000 3,003
Series E , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 953

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... $ 4,000 $ 3,993
Series J2 , 5 .00% , 7/1/53 , Continuously Callable @100 ........................ 10,000 10,285
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 10/1/45 , Continuously Callable @100 .................. 1,250 1,191
32,622
Michigan (2.7%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.)
Series B , 4 .00% , 2/1/41 , Continuously Callable @100 ......................... 2,000 1,931
Series B , 5 .00% , 2/1/46 , Continuously Callable @100 ......................... 2,900 2,924
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 2,500 2,585
Flint Hospital Building Authority Revenue , 4 .00% , 7/1/38 , Continuously Callable @100 .... 2,500 2,239
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program)
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 6,000 6,189
5 .00% , 5/1/48 , Continuously Callable @100 ............................... 3,000 3,081
Karegnondi Water Authority Revenue , 5 .00% , 11/1/45 , Continuously Callable @100 ....... 2,750 2,796
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 4,000 4,034
Michigan Finance Authority Revenue
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,030
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 5,000 4,718
4 .00% , 2/15/47 , Continuously Callable @100 ............................... 1,000 927
4 .00% , 2/15/50 , Continuously Callable @100 ............................... 2,000 1,837
4 .00% , 9/1/50 , Continuously Callable @100 ............................... 1,000 862
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 3,000 2,933
4 .00% , 11/1/55 , Continuously Callable @100 ............................... 4,000 3,634
Series A , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 3,000 2,723
Michigan State Building Authority Revenue , 4 .00% , 10/15/49 , Continuously Callable @100 . 2,500 2,342
46,785
Missouri (3.1%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 772
Series A , 6 .00% , 3/1/33 , Continuously Callable @102 ......................... 1,785 1,822
Hannibal IDA Revenue , 5 .00% , 10/1/47 , Continuously Callable @100 ................. 3,000 2,906
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 440 395
0.00%, 5/15/40 , Continuously Callable @103 (e) ............................. 5,510 2,348
4 .00% , 8/1/41 , Continuously Callable @100 ............................... 410 340
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 10,000 8,021
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 1,000 805
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 1,000 1,039
Series A , 5 .00% , 2/1/42 , Continuously Callable @104 ......................... 3,500 3,436
Series A , 4 .00% , 2/15/54 , Continuously Callable @100 ........................ 2,500 2,254
Missouri Development Finance Board Revenue
4 .00% , 3/1/51 , Continuously Callable @100 ............................... 2,000 1,623
Series D , 4 .00% , 6/1/46 , Continuously Callable @100 ........................ 17,775 16,595
St. Louis County IDA Revenue
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,000 1,864
Series A , 5 .88% , 9/1/43 , Continuously Callable @100 ......................... 5,000 5,002
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 3,065 3,164
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @102 ..... 1,725 1,759
54,145
Montana (0.3%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Continuously Callable @100 .......... 4,000 3,843
Montana Facility Finance Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable @100 .. 1,000 911
4,754
Nebraska (1.4%):
Central Plains Energy Project Revenue , Series A , 5 .00% , 9/1/42 ...................... 13,665 14,182
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 3,400 3,410

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue , 4 .00% ,
1/1/49 , Continuously Callable @102 ..................................... $ 7,500 $ 6,509
24,101
Nevada (1.1%):
Carson City Revenue , 5 .00% , 9/1/47 , Continuously Callable @100 ................... 2,775 2,768
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 4,400 4,232
Series C , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 12,140 11,149
18,149
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 3,000 2,186
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,025
3,211
New Jersey (4.0%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .38% ,
11/15/52 , Continuously Callable @100 ................................... 1,000 1,090
New Jersey Economic Development Authority Revenue
5 .00% , 6/15/40 , Continuously Callable @100 ............................... 8,125 8,128
5 .00% , 6/15/40 , Pre-refunded  6/15/24 @ 100 .............................. 1,875 1,876
4 .00% , 11/1/44 , Continuously Callable @100 ............................... 3,000 2,856
4 .00% , 6/15/49 , Continuously Callable @100 ............................... 4,000 3,732
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 3,000 3,059
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 5,000 5,201
Series AAA , 5 .00% , 6/15/41 , Pre-refunded 12/15/26 @ 100 ..................... 4,000 4,167
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 3,500 3,626
Series WW , 5 .25% , 6/15/40 , Pre-refunded  6/15/25 @ 100 ...................... 2,835 2,887
Series WW , 5 .25% , 6/15/40 , Pre-refunded  6/15/25 @ 100 ...................... 165 168
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/42 , Continuously Callable @100 .......................... 1,200 1,217
New Jersey Educational Facilities Authority Revenue
Series B , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 5,000 5,102
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 3,000 2,282
New Jersey Health Care Facilities Financing Authority Revenue , 5 .00% , 10/1/38 , Continuously
Callable @100 ..................................................... 2,250 2,333
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 7/1/46 , Continuously Callable @100 ........... 1,250 1,251
New Jersey Transportation Trust Fund Authority Revenue
Series AA , 5 .25% , 6/15/41 , Continuously Callable @100 ...................... 2,000 2,021
Series BB , 4 .00% , 6/15/50 , Continuously Callable @100 ...................... 15,000 13,602
The Camden County Improvement Authority Revenue , 6 .00% , 6/15/52 , Continuously Callable
@100 ........................................................... 1,325 1,393
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 505
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 3,000 3,107
69,603
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 8,625 7,063
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .25% ,
5/1/40 , Continuously Callable @103 (b) ................................... 670 622
7,685
New York (3.1%):
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 4,000 3,575
Build NYC Resource Corp. Revenue
Series A , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 700 684
Series A , 7 .00% , 4/15/53 , Continuously Callable @100 (b) ...................... 2,500 2,711
Metropolitan Transportation Authority Revenue
Series A , 11/15/32 (c) ................................................ 5,000 3,637
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (f) ........................... 5,490 5,916

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
New York City Municipal Water Finance Authority Revenue , Series DD , 3 .00% , 6/15/33 ,
Continuously Callable @100 (a) ......................................... $ 400 $ 400
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 15,255 17,296
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,500 1,333
New York State Dormitory Authority Revenue , Series A , 4 .00% , 9/1/50 , Continuously Callable
@100 ........................................................... 3,000 2,565
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 3 .05% , 8/1/50 , Continuously Callable @100 (a) (b) ....................... 1,036 1,036
New York State Urban Development Corp. Revenue , Series A , 4 .00% , 3/15/45 , Continuously
Callable @100 ..................................................... 5,000 4,801
Triborough Bridge & Tunnel Authority Revenue
Series A , 11/15/31 (c) ................................................ 5,000 3,679
Series A , 11/15/32 (c) ................................................ 3,000 2,105
Series B , 11/15/32 (c) ................................................ 2,500 1,783
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,009
Village of Johnson City, GO , Series C , 5 .25% , 9/27/24 ............................ 1,000 1,001
53,531
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5 .00% , 1/1/49 , Continuously Callable @104 ............................... 2,725 2,738
Series A , 4 .00% , 10/1/50 , Continuously Callable @103 ........................ 1,000 817
3,555
North Dakota (0.7%):
City of Grand Forks Revenue
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 2,375 1,923
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,400 1,440
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 7,500 6,912
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,500 1,353
11,628
Ohio (2.9%):
City of Centerville Revenue , 5 .25% , 11/1/47 , Continuously Callable @100 .............. 2,700 2,440
City of Middleburg Heights Revenue , Series A , 4 .00% , 8/1/47 , Continuously Callable @100 . 2,000 1,818
County of Cuyahoga Revenue , 4 .75% , 2/15/47 , Continuously Callable @100 ............ 9,000 8,591
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 5,000 4,672
County of Hamilton Revenue
5 .00% , 1/1/51 , Continuously Callable @100 ............................... 2,500 2,207
Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ......................... 2,000 2,030
County of Lucas Revenue , Series A , 5 .25% , 11/15/48 , Continuously Callable @100 ....... 6,000 5,981
County of Montgomery Revenue
4 .00% , 11/15/42 , Continuously Callable @100 .............................. 2,500 2,250
4 .00% , 11/15/45 , Continuously Callable @100 .............................. 2,000 1,764
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 9,100 9,344
Ohio Higher Educational Facility Commission Revenue , 6 .00% , 9/1/47 , Continuously Callable
@100 ........................................................... 4,475 4,538
State of Ohio Revenue
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 603
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 5,000 4,593
50,831
Oklahoma (1.1%):
Norman Regional Hospital Authority Revenue , 4 .00% , 9/1/45 , Continuously Callable @100 . 4,250 3,548
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 4,250 4,314
Oklahoma Municipal Power Authority Revenue , Series A , 4 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 10,000 9,428
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/45 , Continuously Callable @102 .. 2,000 1,970
19,260
Oregon (0.6%):
City of Keizer Special Assessment , 5 .20% , 6/1/31 , Continuously Callable @100 .......... 605 605
Deschutes County Hospital Facilities Authority Revenue , Series A , 4 .00% , 1/1/46 ,
Continuously Callable @100 ........................................... 2,000 1,876

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... $ 3,800 $ 3,466
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 815
Salem Hospital Facility Authority Revenue , 5 .00% , 5/15/53 , Continuously Callable @102 ... 1,000 918
Union County Hospital Facility Authority Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 450 442
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,325 1,283
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@102 ........................................................... 1,180 924
10,329
Pennsylvania (8.0%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 7,400 6,623
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 3,500 3,530
Allentown Commercial and IDA Revenue
6 .25% , 7/1/47 , Continuously Callable @100 (b) ............................. 5,000 5,000
6 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,600 1,672
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5 .00% , 12/1/45 , Pre-refunded 12/1/25 @ 100 ............................... 1,000 1,023
5 .00% , 12/1/48 , Pre-refunded 12/1/25 @ 100 ............................... 300 307
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 3/15/38 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 2,250 2,251
Berks County IDA Revenue
5 .00% , 5/15/48 , Pre-refunded  5/15/25 @ 102 .............................. 1,000 1,033
5 .00% , 11/1/50 , Continuously Callable @100 ............................... 8,500 4,308
Bucks County IDA Revenue , 4 .00% , 8/15/50 , Continuously Callable @100 ............. 3,000 2,696
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 6/1/44 , Continuously Callable @100 ............................... 3,500 3,321
4 .00% , 6/1/48 , Continuously Callable @100 ............................... 1,105 1,016
4 .00% , 6/1/50 , Continuously Callable @100 ............................... 6,065 5,629
Chester County IDA Revenue
6 .00% , 10/15/52 , Continuously Callable @100 (b) ............................ 1,775 1,748
Series A , 5 .25% , 10/15/47 , Continuously Callable @100 ....................... 3,250 2,921
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,025
County of Allegheny, GO , Series C-77 , 5 .00% , 11/1/43 , Continuously Callable @100 ...... 3,170 3,296
County of Lehigh Revenue , 4 .00% , 7/1/49 , Continuously Callable @100 ............... 11,000 10,095
Delaware County Authority Revenue , 5 .00% , 10/1/39 , Continuously Callable @100 ....... 2,250 2,199
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/47 , Continuously Callable
@100 ........................................................... 5,000 5,117
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 1,000 776
Montgomery County Higher Education and Health Authority Revenue , Series B , 4 .00% ,
5/1/52 , Continuously Callable @100 ..................................... 6,000 5,297
Montgomery County IDA Revenue
5 .00% , 12/1/48 , Continuously Callable @102 ............................... 2,000 1,861
5 .00% , 12/1/49 , Continuously Callable @103 ............................... 2,000 1,914
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 4,000 3,777
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,440 2,467
Northeastern Pennsylvania Hospital & Education Authority Revenue
5 .00% , 5/1/44 , Continuously Callable @100 ............................... 1,000 946
5 .00% , 5/1/49 , Continuously Callable @100 ............................... 1,350 1,232
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 874
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 2,320 2,122
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/15/46 ,
Continuously Callable @100 ........................................... 2,025 1,581
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 4 .00% , 12/1/51 ,
Continuously Callable @100 ........................................... 5,645 5,153
Pennsylvania Turnpike Commission Revenue
Series 2 , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,000 1,036

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series A , 4 .00% , 12/1/49 , Continuously Callable @100 ........................ $ 5,000 $ 4,718
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 3,000 3,018
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 4,000 4,101
Series A-2 , 5 .00% , 12/1/33 , Continuously Callable @100 ...................... 1,250 1,323
Series B , 5 .00% , 6/1/39 , Continuously Callable @100 ......................... 8,000 8,105
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,500 1,376
Series B-1 , 5 .00% , 6/1/42 , Continuously Callable @100 ....................... 9,000 9,179
Reading School District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
4/1/44 , Continuously Callable @100 ..................................... 1,055 1,040
Scranton School District, GO (INS - Build America Mutual Assurance Co.) , Series E , 4 .00% ,
12/1/37 , Continuously Callable @100 .................................... 1,025 1,023
The School District of Philadelphia, GO
Series B , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 2,500 2,569
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,016
Series F , 5 .00% , 9/1/38 , Pre-refunded  9/1/26 @ 100 .......................... 10 10
Series F , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,990 2,019
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 4/15/49 , Continuously Callable @100 ............................... 750 712
5 .00% , 4/15/59 , Continuously Callable @100 ............................... 3,000 3,074
138,130
Rhode Island (0.0%):(g)
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 2015-A , 6 .85% , 10/1/24 ,
Continuously Callable @100 ........................................... 80 80
South Carolina (0.4%):
City of Rock Hill Combined Utility System Revenue , Series A , 4 .00% , 1/1/49 , Continuously
Callable @100 ..................................................... 2,500 2,283
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... 2,000 1,783
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,850 1,858
4 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,165 830
5 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,000 874
7,628
Tennessee (0.9%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/44 , Continuously
Callable @100 ..................................................... 2,000 2,036
Knox County Health Educational & Housing Facility Board Revenue , Series A-1 , 5 .50% ,
7/1/54 , Continuously Callable @100 ..................................... 1,000 1,065
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,000 5,022
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 781
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,500 1,501
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (f) ............... 5,000 5,317
15,722
Texas (16.0%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/43 , Continuously Callable @100 ............................... 10,000 9,394
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,170 2,020
Series A , 5 .00% , 2/15/41 , Continuously Callable @100 ........................ 3,000 3,030
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 7,200 7,234
Bexar County Health Facilities Development Corp. Revenue
5 .00% , 7/15/42 , Continuously Callable @105 ............................... 600 542
4 .00% , 7/15/45 , Continuously Callable @100 ............................... 8,450 6,217
Central Texas Regional Mobility Authority Revenue
4 .00% , 1/1/41 , Continuously Callable @100 ............................... 5,000 4,683
Series A , 5 .00% , 1/1/45 , Pre-refunded  7/1/25 @ 100 ......................... 3,500 3,553
Central Texas Turnpike System Revenue , Series C , 5 .00% , 8/15/42 , Continuously Callable
@100 ........................................................... 6,500 6,504
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.) , Series A ,
8/15/30 (c) ........................................................ 18,530 14,535
City of Arlington Special Tax (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
2/15/48 , Continuously Callable @100 .................................... 6,500 6,652

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
City of Corpus Christi Utility System Revenue , 4 .00% , 7/15/39 , Continuously Callable @100 $ 5,900 $ 5,684
City of Garland Electric Utility System Revenue , Series A , 4 .00% , 3/1/51 , Continuously
Callable @100 ..................................................... 1,000 917
City of Houston Hotel Occupancy Tax & Special Revenue , 5 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 3,715 3,686
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 700 688
Clifton Higher Education Finance Corp. Revenue
6 .00% , 8/15/33 , Continuously Callable @100 ............................... 1,000 1,003
6 .00% , 8/15/43 , Continuously Callable @100 ............................... 2,750 2,757
4 .25% , 8/15/52 , Continuously Callable @100 ............................... 1,500 1,382
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,250 4,260
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 11,000 10,481
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 10,000 10,275
County of Bexar Revenue
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 500 456
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 1,700 1,500
Del Mar College District, GO , Series A , 5 .00% , 8/15/48 , Continuously Callable @100 ..... 6,500 6,556
Everman Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/50 , Continuously Callable @100 .................................... 4,500 4,275
Grand Parkway Transportation Corp. Revenue , 4 .00% , 10/1/49 , Continuously Callable @100 2,000 1,844
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... 2,000 1,840
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 6,100 5,338
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 15,000 14,129
Karnes County Hospital District Revenue , 5 .00% , 2/1/44 , Continuously Callable @100 ..... 6,000 6,000
Kerrville Health Facilities Development Corp. Revenue , 5 .00% , 8/15/35 , Continuously
Callable @100 ..................................................... 1,900 1,909
Manor Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
8/1/52 , Continuously Callable @100 ..................................... 15,095 15,529
Matagorda County Navigation District No. 1 Revenue
Series B-1 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 9,615 9,503
Series B-2 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 6,000 5,977
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/47 , Continuously Callable @100 .................................... 15,000 15,281
New Hope Cultural Education Facilities Finance Corp. Revenue
4 .00% , 11/1/55 , Continuously Callable @103 ............................... 1,250 1,035
2 .00% , 11/15/61 , Continuously Callable @105 (e) ............................ 10,832 569
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (e) ....................... 6,000 5,670
Series A , 5 .00% , 4/1/48 , Pre-refunded  4/1/26 @ 100 ......................... 1,250 1,282
Series A-1 , 7 .50% , 11/15/37 ........................................... 410 323
Series A-2 , 7 .50% , 11/15/36 ........................................... 2,565 2,025
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/48 , Continuously Callable @100 .......... 1,000 1,008
North Texas Tollway Authority Revenue
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 3,750 3,833
Series B , 9/1/37 , Pre-refunded  9/1/31 @ 64.1040 (c) .......................... 3,000 1,475
Series B , 5 .00% , 1/1/45 , Continuously Callable @100 ......................... 5,000 5,009
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 1/1/48 , Continuously Callable @100 ......................... 5,000 5,070
Port of Port Arthur Navigation District Revenue
Series A , 3 .00% , 4/1/40 , Continuously Callable @100 (a) ....................... 2,495 2,495
Series B , 3 .00% , 4/1/40 , Continuously Callable @100 (a) ....................... 460 460
Series C , 3 .05% , 4/1/40 , Continuously Callable @100 (a) ....................... 8,180 8,180
Red River Education Finance Corp. Revenue
4 .00% , 6/1/41 , Continuously Callable @100 ............................... 2,000 1,717
5 .50% , 10/1/46 , Continuously Callable @100 ............................... 3,000 3,024
San Antonio Education Facilities Corp. Revenue , 4 .00% , 4/1/54 , Continuously Callable @100 1,000 783
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 956
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (e) ..................... 3,682 99

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (e) ..................... $ 2,945 $ 79
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 9,000 8,488
Texas Transportation Commission State Highway 249 System Revenue , 5 .00% , 8/1/57 ,
Continuously Callable @100 ........................................... 5,000 5,048
Uptown Development Authority Tax Allocation
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 4,365 4,303
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 2,490 2,399
Series A , 5 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,645 1,633
Waco Educational Finance Corp. Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 .... 4,000 3,713
West Harris County Regional Water Authority Revenue
4 .00% , 12/15/45 , Continuously Callable @100 .............................. 1,600 1,531
4 .00% , 12/15/49 , Continuously Callable @100 .............................. 3,945 3,686
Ysleta Independent School District, GO , 4 .00% , 8/15/52 , Continuously Callable @100 ..... 5,000 4,593
276,120
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,500 1,290
Series A-1 , 4 .00% , 6/1/52 , Continuously Callable @103 ....................... 1,000 766
Utah Charter School Finance Authority Revenue
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (b) ...................... 500 509
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 1,550 1,320
3,885
Vermont (0.6%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,350 1,120
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 7,000 6,290
6 .00% , 10/1/52 , Continuously Callable @100 (b) ............................ 2,000 2,092
9,502
Virginia (0.6%):
Alexandria IDA Revenue
5 .00% , 10/1/45 , Pre-refunded 10/1/25 @ 100 ............................... 2,600 2,651
5 .00% , 10/1/50 , Pre-refunded 10/1/25 @ 100 ............................... 2,400 2,448
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @103 (e) ....................... 1,643 1,157
Series B , 6 .05% , 3/1/44 , Continuously Callable @103 ......................... 1,547 1,305
Series C , 6 .05% , 3/1/54 , Continuously Callable @100 (e) ....................... 6,327 2,691
10,252
Washington (1.5%):
King County Public Hospital District No. 1, GO , 5 .00% , 12/1/43 , Continuously Callable @100 9,000 9,152
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/45 , Continuously
Callable @100 ..................................................... 4,000 3,690
Skagit County Public Hospital District No. 1 Revenue , 5 .50% , 12/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,031
Washington Health Care Facilities Authority Revenue , 4 .00% , 7/1/42 , Continuously Callable
@100 ........................................................... 5,500 4,849
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/50 , Continuously
Callable @100 ..................................................... 1,250 1,066
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/43 , Continuously Callable @102 (b) ............................. 3,055 2,781
6 .13% , 7/1/53 , Continuously Callable @103 (b) ............................. 2,000 2,166
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,100 1,115
Series A-1 , 3 .50% , 12/20/35 ........................................... 955 854
26,704
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 2,000 1,931
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 2,899
Series B , 6 .00% , 9/1/53 , Continuously Callable @100 ......................... 1,750 1,951
6,781
Wisconsin (3.1%):
Public Finance Authority Revenue
5 .25% , 5/15/42 , Continuously Callable @102 (b) ............................ 2,200 2,088

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 7/1/44 , Continuously Callable @100 ............................... $ 6,000 $ 6,198
5 .00% , 11/15/44 , Continuously Callable @103 .............................. 455 457
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,500 1,401
5 .00% , 6/15/49 , Continuously Callable @100 (b) ............................ 520 468
5 .00% , 6/15/49 , Continuously Callable @100 ............................... 1,480 1,347
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 2,400 2,373
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,500 1,048
4 .00% , 10/1/51 , Continuously Callable @103 ............................... 2,185 1,858
4 .00% , 1/1/52 , Continuously Callable @103 ............................... 2,350 1,976
5 .13% , 4/1/52 , Continuously Callable @100 ............................... 3,000 2,979
5 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,000 897
5 .00% , 6/15/54 , Continuously Callable @100 (b) ............................ 455 403
Series A , 5 .25% , 10/1/43 , Continuously Callable @100 ........................ 3,090 2,938
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 4,740 4,194
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 11,000 9,780
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,000 771
Series A , 6 .63% , 7/1/53 , Continuously Callable @103 (b) ...................... 570 578
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 2,250 1,600
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (b) ..................... 2,870 2,318
Series L , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 962
Series L , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 943
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,285 1,300
Series A , 5 .00% , 7/1/58 , Continuously Callable @100 ......................... 1,500 1,516
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 120 83
5 .00% , 3/15/50 , Continuously Callable @100 ............................... 1,175 1,149
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500 348
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 3,000 1,857
Series B , 4 .00% , 9/15/45 , Continuously Callable @103 ........................ 475 386
54,216
Total Municipal Bonds (Cost $1,829,105)
a
a
a
1,704,300
Total Investments (Cost $1,829,105) — 98.6% 1,704,300
Other assets in excess of liabilities — 1.4% 23,633
NET ASSETS - 100.00% $ 1,727,933
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was $45,026
(thousands) and amounted to 2.6% of net assets.
(c) Zero-coupon bond.
(d) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Put Bond.
(g) Amount represents less than 0.05% of net assets.
AMBAC
—
American Municipal Bond Assurance Corporation
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.3%)
Alabama (3.9%):
Black Belt Energy Gas District Revenue
4.00%, 10/1/52, (Put Date 12/1/26)(a) .................................... $ 3,000 $ 2,989
Series A, 5.00%, 9/1/25 .............................................. 200 202
Series A, 5.00%, 9/1/26 .............................................. 200 203
Series C, 5.50%, 6/1/26 .............................................. 1,000 1,024
Series C-1, 5.25%, 6/1/25 ............................................. 600 605
Series D2, 4.99% (SOFR+140bps), 7/1/52, (Put Date 6/1/27)(a)(b) ................ 3,300 3,323
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 8/1/30 ..................................................... 1,275 1,375
Energy Southeast A Cooperative District Revenue
Series B, 5.00%, 12/1/26 ............................................. 250 254
Series B, 5.00%, 6/1/27 .............................................. 200 204
Series B, 5.00%, 12/1/27 ............................................. 250 256
Prattville Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(a) .................................... 450 447
2.00%, 11/1/33, (Put Date 10/1/24)(a) .................................... 425 422
Selma Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(a) .................................... 3,650 3,622
1.38%, 5/1/34, (Put Date 6/16/25)(a) ..................................... 5,875 5,707
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 7/1/24 .............................................. 350 350
Series A, 5.00%, 7/1/25 .............................................. 640 645
Series A, 5.00%, 7/1/26 .............................................. 1,755 1,780
The Southeast Alabama Gas Supply District Revenue
Series A, 5.00%, 4/1/25 .............................................. 1,000 1,004
Series B, 5.00%, 11/1/24 .............................................. 750 750
Series B, 5.00%, 5/1/25 .............................................. 1,000 1,001
26,163
Arizona (1.8%):
Arizona IDA Revenue
3.00%, 12/15/31, Continuously Callable @100(c) ............................ 470 399
Series B, 4.00%, 7/1/31 .............................................. 285 279
Chandler IDA Revenue AMT, 4.00%, 6/1/49, (Put Date 6/1/29)(a) .................... 2,500 2,483
County of Maricopa Revenue, 5.00%, 4/1/35, Pre-refunded 10/1/24 @ 100 .............. 2,125 2,134
Maricopa County IDA Revenue
4.00%, 7/1/29(c) ................................................... 750 715
3.00%, 7/1/31(c) ................................................... 500 447
Series C, 3.93% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24)(a)(b) ............ 2,125 2,120
Tempe IDA Revenue
Series A, 4.00%, 12/1/26 ............................................. 240 234
Series A, 4.00%, 12/1/27 ............................................. 355 343
Series A, 4.00%, 12/1/28 ............................................. 365 349
Series A, 4.00%, 12/1/29 ............................................. 380 359
Series A, 4.00%, 12/1/30, Continuously Callable @102 ........................ 495 467
Series A, 4.00%, 12/1/31, Continuously Callable @102 ........................ 465 435
Series C-1, 1.50%, 12/1/27, Continuously Callable @100 ...................... 390 357
The County of Pima IDA Revenue
Series A, 5.75%, 11/15/24(c) ........................................... 420 420
Series A, 5.75%, 11/15/25(c) ........................................... 660 662
12,203
Arkansas (1.0%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30 ..................................................... 1,180 1,206
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,200 1,226
5.00%, 9/1/44, (Put Date 9/1/27)(a) ...................................... 4,000 4,040
6,472
California (0.7%):
California County Tobacco Securitization Agency Revenue, Series A, 5.00%, 6/1/30 ....... 200 215
California Health Facilities Financing Authority Revenue, Series A, 3.85%, 11/15/27,
Continuously Callable @100 ........................................... 1,500 1,483

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
California Municipal Finance Authority Revenue, 2.75%, 11/15/27, Continuously Callable
@100 ........................................................... $ 610 $ 594
Newman-Crows Landing Unified School District, GO, 8/1/25(d) ..................... 1,000 961
Sierra View Local Health Care District Revenue
5.00%, 7/1/27 ..................................................... 315 325
5.00%, 7/1/28 ..................................................... 330 344
5.00%, 7/1/29 ..................................................... 315 331
5.00%, 7/1/30 ..................................................... 310 329
Southern California Public Power Authority Revenue, Series A, 5.00%, 9/1/26 ........... 235 239
4,821
Colorado (1.1%):
Colorado Health Facilities Authority Revenue
5.00%, 11/1/25 ..................................................... 350 357
Series A, 5.00%, 8/1/29 .............................................. 500 534
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 1,950 2,060
E-470 Public Highway Authority Revenue, Series B, 3.94% (SOFR+35bps), 9/1/39, (Put Date
9/1/24)(a)(b) ...................................................... 4,000 3,994
Southlands Metropolitan District No. 1, GO, Series A-1, 3.50%, 12/1/27 ................ 800 772
7,717
Connecticut (1.9%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26 ................................ 3,450 3,537
City of New Haven, GO
Series A, 5.00%, 8/1/24 .............................................. 1,000 1,000
Series A, 5.00%, 8/1/25 .............................................. 580 583
Series A, 5.00%, 8/1/26 .............................................. 580 587
Series A, 5.00%, 8/1/27 .............................................. 1,000 1,021
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 2/1/27 .............................................. 600 619
Series B, 5.00%, 2/1/28 .............................................. 525 548
Series B, 5.00%, 2/1/29 .............................................. 550 580
City of West Haven, GO
Series A, 5.00%, 11/1/24 .............................................. 815 817
Series A, 5.00%, 11/1/27 .............................................. 650 669
Connecticut State Health & Educational Facilities Authority Revenue, Series B-2, 5.00%,
7/1/53, (Put Date 1/1/27)(a) ........................................... 3,000 3,101
13,062
Florida (1.6%):
Alachua County Health Facilities Authority Revenue, 5.00%, 12/1/37, (Put Date 12/1/26)(a) . 3,000 3,058
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30 ............................... 180 174
City of Pompano Beach Revenue
3.50%, 9/1/30, Continuously Callable @103 ............................... 3,590 3,253
Series B-1, 2.00%, 1/1/29 ............................................. 1,000 869
County of Escambia Revenue, 2.00%, 11/1/33, (Put Date 10/1/24)(a) .................. 775 769
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/27 ............................................. 390 392
Series A, 5.00%, 6/15/28, Continuously Callable @100 ........................ 410 410
Series A, 5.00%, 6/15/29, Continuously Callable @100 ........................ 360 364
Series A, 5.00%, 6/15/30, Continuously Callable @100 ........................ 475 480
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/24 .................................................... 500 500
5.00%, 10/1/25 .................................................... 445 446
10,715
Georgia (9.2%):
Development Authority of Appling County Revenue, Series A, 1.50%, 1/1/38, (Put Date
2/3/25)(a) ........................................................ 2,000 1,944
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31 ................. 1,000 878
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 6/1/24 .............................................. 500 500
Series A, 5.00%, 5/15/28 ............................................. 1,000 1,018
Series A, 5.00%, 5/15/29 ............................................. 1,775 1,812
Series B, 5.00%, 9/1/24 .............................................. 285 286
Series B, 5.00%, 12/1/52, (Put Date 6/1/29)(a) .............................. 6,000 6,192
Series C, 4.00%, 5/1/52, (Put Date 12/1/28)(a) .............................. 10,000 9,976

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(a) .............................. $ 2,000 $ 2,071
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24)(a) 815 809
The Development Authority of Burke County Revenue
1.70%, 12/1/49, (Put Date 8/22/24)(a) .................................... 7,500 7,451
2.88%, 12/1/49, (Put Date 8/19/25)(a) .................................... 1,775 1,745
Series 1, 2.95%, 11/1/48, Continuously Callable @100(e) ...................... 16,600 16,600
Series 4, 3.80%, 10/1/32, (Put Date 5/21/26)(a) .............................. 1,000 1,000
The Development Authority of Cobb County Revenue, Series A, 2.25%, 4/1/33, (Put Date
10/1/29)(a) ....................................................... 5,000 4,474
The Development Authority of Monroe County Revenue
3.88%, 6/1/42, (Put Date 3/6/26)(a) ...................................... 1,500 1,501
Series A, 1.50%, 1/1/39, (Put Date 2/3/25)(a) ............................... 3,500 3,401
61,658
Guam (0.3%):
Territory of Guam Revenue, Series A, 5.00%, 12/1/24 ............................. 2,000 2,011
Idaho (0.7%):
County of Nez Perce Revenue, 2.75%, 10/1/24 .................................. 5,000 4,986
Illinois (9.3%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27 ............................................. 1,400 1,385
Series B, 5.00%, 12/1/31, Continuously Callable @100 ........................ 1,000 1,034
Chicago Park District, GO
Series F-2, 5.00%, 1/1/27 ............................................. 600 619
Series F-2, 5.00%, 1/1/28 ............................................. 1,000 1,047
Series F-2, 5.00%, 1/1/29 ............................................. 1,000 1,059
Series F-2, 5.00%, 1/1/30 ............................................. 1,305 1,398
Series F-2, 5.00%, 1/1/31, Continuously Callable @100 ....................... 2,115 2,266
Series F-2, 5.00%, 1/1/32, Continuously Callable @100 ....................... 1,750 1,872
Chicago Park District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
1/1/31, Continuously Callable @100 ..................................... 750 745
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 6/1/25 ..................................................... 1,720 1,736
5.00%, 6/1/26 ..................................................... 1,000 1,020
City of Chicago Lakeshore East Special Assessment
2.27%, 12/1/24(c) .................................................. 310 306
2.53%, 12/1/25(c) .................................................. 328 318
2.69%, 12/1/26(c) .................................................. 305 291
2.87%, 12/1/27(c) .................................................. 255 241
City of Chicago Waterworks Revenue
5.00%, 11/1/25 ..................................................... 4,000 4,069
5.00%, 11/1/26 ..................................................... 1,000 1,030
Series A-1, 5.00%, 11/1/25 ............................................ 2,000 2,034
Series A-1, 4.00%, 11/1/26 ............................................ 2,500 2,519
Illinois Finance Authority Revenue
5.00%, 10/1/29 .................................................... 500 516
5.00%, 10/1/30 .................................................... 250 259
Series B, 4.06% (MUNIPSA+70bps), 5/1/42, (Put Date 5/1/26)(a)(b) .............. 2,250 2,220
Series C, 4.00%, 2/15/25 ............................................. 10,000 10,023
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5.00%, 10/1/30 .................................................... 325 340
5.00%, 10/1/31, Continuously Callable @100 ............................... 450 473
Series B, 5.00%, 4/1/30 .............................................. 250 261
Sales Tax Securitization Corp. Revenue, Series A, 5.00%, 1/1/30 ..................... 2,000 2,146
St. Clair County Community Unit School District No. 187 Cahokia, GO (INS - Assured
Guaranty Municipal Corp.), Series A, 5.00%, 1/1/25 .......................... 175 176
State of Illinois, GO
Series A, 5.00%, 11/1/25 .............................................. 5,000 5,081
Series C, 5.00%, 11/1/29, Continuously Callable @100 ........................ 8,985 9,284
The Illinois Sports Facilities Authority Revenue
5.00%, 6/15/28 .................................................... 1,000 1,038
5.00%, 6/15/30 .................................................... 1,500 1,577

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5.00%, 6/15/31 .................................................... $ 575 $ 608
5.00%, 6/15/32, Continuously Callable @100 ............................... 480 508
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/24 1,915 1,923
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29 ..................................................... 750 745
4.00%, 4/1/30 ..................................................... 750 745
62,912
Indiana (2.7%):
Brownsburg 1999 School Building Corp. Revenue, Series B, 5.00%, 6/1/25, Continuously
Callable @100 ..................................................... 3,100 3,117
City of Rockport Revenue, Series A, 3.13%, 7/1/25 ............................... 1,500 1,482
Indiana Bond Bank Revenue
1/15/27(d) ........................................................ 1,280 1,164
1/15/28(d) ........................................................ 1,100 964
1/15/29(d) ........................................................ 565 476
7/15/29, Continuously Callable @99(d) ................................... 730 569
Indiana Finance Authority Revenue
5.00%, 4/1/25 ..................................................... 750 752
5.00%, 4/1/26 ..................................................... 790 795
5.00%, 4/1/27 ..................................................... 830 841
5.00%, 4/1/28 ..................................................... 870 885
5.00%, 4/1/29 ..................................................... 1,180 1,205
Indiana Finance Authority Revenue AMT, 4.20%, 12/1/37, (Put Date 6/3/24)(a) .......... 1,000 1,000
Terre Haute Sanitary District Revenue, 5.25%, 9/28/28, Continuously Callable @100 ...... 5,000 5,004
18,254
Kentucky (11.2%):
City of Ashland Revenue
5.00%, 2/1/28 ..................................................... 1,775 1,842
5.00%, 2/1/30 ..................................................... 740 780
County of Carroll Revenue, 1.55%, 9/1/42, (Put Date 9/1/26)(a) ...................... 5,000 4,640
County of Knott Revenue AMT, 4.00%, 3/28/44, (Put Date 4/1/25)(a)(c) ............... 5,000 5,001
County of Owen Revenue
Series A, 2.45%, 6/1/39, (Put Date 10/1/29)(a) .............................. 10,000 9,088
Series B, 2.45%, 9/1/39, (Put Date 10/1/29)(a) .............................. 5,000 4,426
Kentucky Economic Development Finance Authority Revenue
4.50%, 10/1/27, Continuously Callable @100 ............................... 5,000 4,988
Series B-3, 4.76% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25)(a)(b) ........... 10,000 9,998
Kentucky Public Energy Authority Revenue
Series A, 5.00%, 7/1/25 .............................................. 375 378
Series A, 5.00%, 5/1/55, (Put Date 7/1/30)(a) ............................... 1,000 1,040
Series B, 4.00%, 1/1/49, (Put Date 1/1/25)(a) ............................... 5,715 5,712
Series C, 4.00%, 2/1/50, (Put Date 2/1/28)(a) ............................... 3,370 3,347
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25)(a) ............................. 10,000 9,988
Series C-3, 4.41% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25)(a)(b) ........... 10,000 9,958
Louisville/Jefferson County Metropolitan Government Revenue, Series D, 5.00%, 10/1/47,
(Put Date 10/1/29)(a) ................................................ 4,000 4,218
75,404
Louisiana (1.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100 ................. 1,000 882
Parish of St. John the Baptist Revenue
2.20%, 6/1/37, (Put Date 7/1/26)(a) ...................................... 1,750 1,664
Series B1, 2.13%, 6/1/37, (Put Date 7/1/24)(a) .............................. 2,000 1,995
Tangipahoa Parish Hospital Service District No. 1 Revenue, 5.00%, 2/1/32, Continuously
Callable @100 ..................................................... 3,470 3,650
8,191
Maryland (1.8%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/25 .............................................. 1,500 1,502
Series A, 5.00%, 6/1/26 .............................................. 2,000 2,012
Series A, 5.00%, 6/1/27 .............................................. 1,340 1,363
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28 ..................................................... 1,910 1,979

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5.00%, 7/1/29 ..................................................... $ 1,130 $ 1,180
5.00%, 7/1/30 ..................................................... 1,000 1,052
Town of Chestertown Revenue
Series A, 5.00%, 3/1/31 .............................................. 1,475 1,529
Series A, 5.00%, 3/1/32, Continuously Callable @100 ......................... 1,550 1,606
12,223
Massachusetts (1.3%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/25 ..................................................... 1,250 1,258
5.00%, 7/1/26 ..................................................... 1,500 1,519
3.96% (MUNIPSA+60bps), 7/1/49, (Put Date 1/29/26)(a)(b)(c) .................. 2,500 2,488
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,425 1,462
Series S, 5.00%, 7/15/26(c) ............................................ 310 312
Series S, 5.00%, 7/15/28(c) ............................................ 340 343
Series S, 5.00%, 7/15/30(c) ............................................ 640 643
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.), Series C, 5.00%, 10/1/30 ........................................ 975 1,031
9,056
Michigan (1.0%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29 ..................................................... 1,995 2,007
5.00%, 7/1/30 ..................................................... 2,290 2,301
Michigan Finance Authority Revenue
4.00%, 2/1/27 ..................................................... 140 137
4.00%, 2/1/32 ..................................................... 285 266
Summit Academy North Revenue
2.25%, 11/1/26 ..................................................... 815 776
4.00%, 11/1/31, Continuously Callable @103 ............................... 1,565 1,424
6,911
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue, 4.36%, 11/1/26, Continuously
Callable @100(e) ................................................... 695 695
Mississippi (3.5%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100 .. 4,000 3,834
Mississippi Hospital Equipment & Facilities Authority Revenue
5.00%, 9/1/24 ..................................................... 10,000 10,010
Series A-2, 4.13%, 9/1/36, (Put Date 8/28/24)(a) ............................. 9,760 9,750
23,594
Missouri (0.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/24 ..................................................... 155 155
4.00%, 8/1/26 ..................................................... 205 200
4.00%, 8/1/28 ..................................................... 415 400
4.00%, 8/1/30 ..................................................... 295 280
1,035
Nebraska (2.1%):
Central Plains Energy Project Revenue, Series 1, 5.00%, 5/1/53, (Put Date 10/1/29)(a) ...... 6,000 6,241
County of Douglas Revenue, 3.89% (MUNIPSA+53bps), 7/1/35, (Put Date 9/1/26)(a)(b) .... 7,845 7,725
13,966
Nevada (0.5%):
County of Clark Revenue, Series R, 3.75%, 1/1/36, (Put Date 3/31/26)(a) ............... 2,500 2,460
State of Nevada Department of Business & Industry Revenue AMT, 4.15%, 12/1/26, (Put Date
12/2/24)(a)(c) ..................................................... 1,000 1,000
3,460
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/30, Continuously Callable @103 ............................... 280 264
4.00%, 1/1/31, Continuously Callable @103 ............................... 295 276
540
New Jersey (2.2%):
Casino Reinvestment Development Authority, Inc. Revenue (INS - Assured Guaranty
Municipal Corp.), 5.00%, 11/1/24 ....................................... 1,000 1,005

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
New Jersey Building Authority Revenue
Series A, 5.00%, 6/15/24 ............................................. $ 1,595 $ 1,595
Series A, 5.00%, 6/15/24 ............................................. 2,405 2,406
New Jersey Educational Facilities Authority Revenue, Series B, 4.00%, 9/1/24 ........... 4,730 4,733
New Jersey Transportation Trust Fund Authority Revenue, 5.00%, 6/15/24 .............. 5,095 5,096
14,835
New Mexico (1.7%):
City of Farmington Revenue
3.88%, 6/1/40, (Put Date 6/1/29)(a) ...................................... 1,000 993
3.88%, 6/1/40, (Put Date 6/1/29)(a) ...................................... 600 595
Series A, 2.15%, 4/1/33, Continuously Callable @101 ......................... 5,000 3,973
New Mexico Hospital Equipment Loan Council Revenue
5.00%, 6/1/27 ..................................................... 770 786
5.00%, 6/1/28 ..................................................... 780 801
5.00%, 6/1/29 ..................................................... 835 862
5.00%, 6/1/30 ..................................................... 525 546
5.00%, 6/1/31, Continuously Callable @100 ............................... 690 717
Village of Los Ranchos de Albuquerque Revenue
5.00%, 9/1/28 ..................................................... 840 866
5.00%, 9/1/31, Continuously Callable @100 ............................... 300 313
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 3.75%,
5/1/28(c) ......................................................... 744 731
11,183
New York (12.7%):
Build NYC Resource Corp. Revenue, Series A, 3.40%, 7/1/27 ....................... 245 238
City of Long Beach, GO
Series B, 5.00%, 9/27/24 ............................................. 8,000 8,012
Series C, 5.25%, 9/27/24 ............................................. 2,838 2,844
City of Mount Vernon, GO
6.50%, 11/7/24 ..................................................... 3,204 3,215
5.50%, 5/30/25(c) .................................................. 3,300 3,343
City of New York, GO, Series B-3, 3.00%, 10/1/46, Continuously Callable @100(e) ....... 6,140 6,140
City of Poughkeepsie, GO
4.00%, 4/15/25 .................................................... 215 214
4.00%, 4/15/26 .................................................... 230 228
Long Island Power Authority Revenue
Series B, 1.65%, 9/1/49, (Put Date 9/1/24)(a) ............................... 4,500 4,466
Series C, 3.81% (MUNIPSA+45bps), 9/1/38, (Put Date 9/1/25)(a)(b) .............. 10,500 10,423
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(a) ........................... 1,830 1,972
Series A3, 4.24% (SOFR+65bps), 11/15/42, (Put Date 4/1/26)(a)(b) ............... 10,000 9,716
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series 2, 4.39% (SOFR+80bps), 11/1/32, (Put Date 4/1/26)(a)(b) ................. 2,000 1,973
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100 ............................... 1,650 1,471
2.80%, 9/15/69, Continuously Callable @100 ............................... 14,950 13,284
Series A, 1.90%, 11/15/31, Continuously Callable @100 ....................... 2,000 1,643
New York State Dormitory Authority Revenue
5.00%, 12/1/24(c) .................................................. 1,200 1,197
5.00%, 12/1/25(c) .................................................. 1,200 1,191
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-
8105, 3.05%, 8/1/50, Continuously Callable @100(c)(e) ....................... 9 9
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable
@100(c) ......................................................... 500 498
Troy Capital Resource Corp. Revenue
5.00%, 8/1/26, Continuously Callable @100 ............................... 1,050 1,066
5.00%, 9/1/27 ..................................................... 1,250 1,298
Village of Johnson City, GO, Series C, 5.25%, 9/27/24 ............................ 10,000 10,012
Village of Washingtonville, GO, 7.25%, 10/4/24 ................................. 1,200 1,210
85,663
North Carolina (1.1%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(a) .................................... 825 819

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
2.00%, 11/1/33, (Put Date 10/1/24)(a) .................................... $ 825 $ 819
Series A, 1.38%, 5/1/34, (Put Date 6/16/25)(a) .............................. 2,000 1,943
North Carolina Medical Care Commission Revenue
4.25%, 10/1/28, Continuously Callable @100 ............................... 250 246
Series A, 4.00%, 10/1/27 ............................................. 600 591
Series B-1, 2.55%, 9/1/26, Continuously Callable @100 ....................... 1,575 1,510
Series B2, 2.30%, 9/1/25, Continuously Callable @100 ........................ 1,250 1,203
7,131
North Dakota (0.4%):
City of Grand Forks Revenue
5.00%, 12/1/31 .................................................... 1,200 1,238
5.00%, 12/1/32, Continuously Callable @100 ............................... 1,300 1,342
2,580
Ohio (2.1%):
Akron Bath Copley Joint Township Hospital District Revenue
5.00%, 11/15/29 .................................................... 275 285
5.00%, 11/15/30 .................................................... 350 365
5.00%, 11/15/31, Continuously Callable @100 .............................. 300 313
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100 .. 2,000 2,140
County of Hamilton Revenue, 5.00%, 9/15/29 .................................. 1,345 1,350
Ohio Air Quality Development Authority Revenue
2.40%, 12/1/38, (Put Date 10/1/29)(a) .................................... 3,250 2,797
Series D, 1.90%, 5/1/26, (Put Date 10/1/24)(a) .............................. 3,500 3,452
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/25, Continuously Callable @100 ... 1,000 1,001
State of Ohio Revenue
5.00%, 11/15/27 .................................................... 425 436
5.00%, 11/15/30 .................................................... 710 743
5.00%, 11/15/31, Continuously Callable @100 .............................. 465 487
Series A, 5.00%, 1/15/30 ............................................. 1,000 1,066
14,435
Oklahoma (0.9%):
Muskogee Industrial Trust Revenue, 4.00%, 9/1/28 ............................... 5,000 4,957
Oklahoma Development Finance Authority Revenue
Series B, 5.00%, 8/15/24 ............................................. 600 601
Series B, 5.00%, 8/15/25 ............................................. 550 555
6,113
Oregon (0.2%):
County of Yamhill Revenue, Series A, 4.00%, 10/1/24 ............................. 425 424
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28 ............................................. 150 154
Series A, 5.00%, 10/1/29 ............................................. 300 311
Series A, 5.00%, 10/1/30 ............................................. 300 312
1,201
Pennsylvania (4.7%):
Bethlehem Area School District Authority Revenue, Series A, 3.94% (SOFR+35bps), 1/1/30,
(Put Date 11/1/25)(a)(b) .............................................. 995 950
Chester County IDA Revenue
3.75%, 10/1/24 .................................................... 130 129
5.00%, 3/1/27, Continuously Callable @100 ............................... 3,375 3,438
Clairton Municipal Authority Revenue
Series A, 4.00%, 12/1/29 ............................................. 1,000 992
Series B, 5.00%, 12/1/24 ............................................. 600 602
Series B, 5.00%, 12/1/25 ............................................. 650 657
Series B, 5.00%, 12/1/26 ............................................. 675 686
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 8/1/24 ..................................................... 1,000 1,002
5.00%, 8/1/25 ..................................................... 800 813
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26 ....................... 2,000 2,042
County of Lehigh Revenue
5.00%, 7/1/28 ..................................................... 1,750 1,827
5.00%, 7/1/29 ..................................................... 2,000 2,110
Delaware County Authority Revenue
5.00%, 10/1/24 .................................................... 505 505

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5.00%, 10/1/25 .................................................... $ 525 $ 525
5.00%, 10/1/30 .................................................... 1,200 1,203
Latrobe IDA Revenue
5.00%, 3/1/28 ..................................................... 135 137
5.00%, 3/1/29 ..................................................... 175 178
5.00%, 3/1/30 ..................................................... 150 153
5.00%, 3/1/31 ..................................................... 175 178
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/15/25 .................................................... 550 560
5.00%, 12/15/26, Continuously Callable @100 .............................. 500 507
5.00%, 12/15/27, Continuously Callable @100 .............................. 1,000 1,015
Montgomery County IDA Revenue, Series A, 4.10%, 4/1/53, (Put Date 4/3/28)(a) ......... 2,500 2,523
Pennsylvania Economic Development Financing Authority Revenue AMT, Series A, 4.05%,
4/1/34, (Put Date 7/15/24)(a) ........................................... 5,000 5,000
Pennsylvania Turnpike Commission Registration Fee Revenue, 3.36% (MUNIPSA+85bps),
7/15/41, (Put Date 7/15/26)(a)(b) ........................................ 2,500 2,492
Philadelphia IDA Revenue
5.00%, 6/15/28(c) .................................................. 210 211
5.00%, 6/15/29, Continuously Callable @100(c) ............................. 220 221
5.00%, 6/15/30, Continuously Callable @100(c) ............................. 145 146
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30)(a) 1,700 926
31,728
South Carolina (0.3%):
Piedmont Municipal Power Agency Revenue, Series D, 4.00%, 1/1/32, Continuously Callable
@100 ........................................................... 2,220 2,198
South Dakota (0.3%):
South Dakota Health & Educational Facilities Authority Revenue
4.36%, 11/1/25, Continuously Callable @100(e) ............................. 645 645
4.36%, 11/1/27, Continuously Callable @100(e) ............................. 1,230 1,230
1,875
Tennessee (1.6%):
Tennergy Corp. Revenue
Series A, 5.25%, 12/1/24 ............................................. 500 501
Series A, 5.25%, 12/1/25 ............................................. 550 552
Series A, 4.00%, 12/1/51, (Put Date 9/1/28)(a) .............................. 4,130 4,117
Series A, 5.50%, 10/1/53, (Put Date 12/1/30)(a) ............................. 5,000 5,317
10,487
Texas (7.4%):
City of Dallas Housing Finance Corp. Revenue, 5.00%, 7/1/26, (Put Date 12/1/25)(a) ...... 2,750 2,808
City of San Antonio Electric & Gas Systems Revenue, 4.23% (MUNIPSA+87bps), 2/1/48, (Put
Date 12/1/25)(a)(b) ................................................. 5,000 5,014
County of Wise Revenue
5.00%, 8/15/29 .................................................... 880 925
5.00%, 8/15/31 .................................................... 680 728
5.00%, 8/15/32, Continuously Callable @100 ............................... 450 482
5.00%, 8/15/33, Continuously Callable @100 ............................... 930 996
Decatur Hospital Authority Revenue, Series A, 5.00%, 9/1/24 ....................... 780 782
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49, (Put Date 12/1/26)(a) ..................................... 1,400 1,439
Series C2, 3.93% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24)(a)(b) ........... 1,670 1,666
Martin County Hospital District, GO
4.00%, 4/1/27 ..................................................... 300 298
4.00%, 4/1/29 ..................................................... 405 402
4.00%, 4/1/32, Continuously Callable @100 ............................... 350 348
Mission Economic Development Corp. Revenue AMT, 4.05%, 1/1/26, (Put Date 8/1/24)(a) .. 2,500 2,500
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/23(f) ............................................. 1,250 1,181
Series A, 5.00%, 7/1/24(f) ............................................. 2,300 2,173
Series A, 5.00%, 7/1/25(f) ............................................. 2,135 2,018
Port of Port Arthur Navigation District Revenue
Series B, 3.00%, 4/1/40, Continuously Callable @100(e) ....................... 1,600 1,600
Series C, 3.05%, 4/1/40, Continuously Callable @100(e) ....................... 20,155 20,155

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27 .......... $ 2,000 $ 2,049
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31,
Continuously Callable @100 ........................................... 2,355 2,357
49,921
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/29, Continuously Callable @103 ............................... 445 436
4.00%, 5/1/30, Continuously Callable @103 ............................... 230 224
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/26 ..... 1,000 1,010
1,670
Virginia (1.5%):
Halifax County IDA Revenue, 1.65%, 12/1/41, (Put Date 5/31/24)(a) .................. 1,500 1,500
James City County Economic Development Authority Revenue
5.25%, 12/1/27, Continuously Callable @100 ............................... 1,000 992
Series A, 4.00%, 12/1/30, Continuously Callable @103 ........................ 220 206
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2023-DBE-8106, 3.05%, 6/1/63, Continuously Callable @100(c)(e) .......... 1,400 1,400
Marquis Community Development Authority of York County Revenue, 7.50%, 9/1/45(c)(f) .. 1,074 301
Marquis Community Development Authority of York County Tax Allocation
Series A, 1.02%, 9/1/36(f) ............................................. 3,506 982
Series C, 9/1/41(d) .................................................. 5,111 5
Peninsula Ports Authority Revenue (NBGA - Dominion Energy, Inc.), 3.80%, 10/1/33, (Put
Date 10/1/24)(a) .................................................... 1,810 1,805
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102 ........ 1,700 1,643
Virginia Small Business Financing Authority Revenue, Series A, 5.00%, 1/1/30, Continuously
Callable @103 ..................................................... 1,250 1,298
10,132
Washington (3.1%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26 .................................................... 2,000 2,014
5.00%, 8/15/27 .................................................... 2,175 2,204
Series B-2, 4.76% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25)(a)(b) ........... 10,000 10,003
Series B-3, 5.00%, 8/1/49, Continuously Callable @100 ....................... 1,000 1,024
Washington State Housing Finance Commission Revenue
Series A, 5.00%, 7/1/24 .............................................. 355 355
Series A, 5.00%, 7/1/25 .............................................. 345 347
Series A, 5.00%, 7/1/26 .............................................. 290 294
Series B2, 4.00%, 7/1/26, Continuously Callable @100 ........................ 4,500 4,459
20,700
Wisconsin (1.6%):
Public Finance Authority Revenue
4.00%, 9/1/24(c) ................................................... 325 324
4.00%, 3/1/25(c) ................................................... 1,075 1,064
4.00%, 3/1/26(c) ................................................... 1,510 1,475
4.00%, 3/1/27(c) ................................................... 795 766
4.00%, 3/1/28(c) ................................................... 840 797
3.25%, 1/1/30 ..................................................... 1,795 1,662
5.00%, 4/1/30(c) ................................................... 500 511
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/25 ..................................................... 205 203
4.00%, 1/1/26 ..................................................... 345 337
4.00%, 3/15/30 .................................................... 400 390
Series B, 4.00%, 9/15/24 ............................................. 100 100
Series B, 4.00%, 9/15/26 ............................................. 110 108
Series B, 4.00%, 9/15/27 ............................................. 140 136
Series B, 4.00%, 9/15/28, Continuously Callable @103 ........................ 200 191
Series B, 4.00%, 9/15/29, Continuously Callable @103 ........................ 305 291
Series B, 4.00%, 9/15/30, Continuously Callable @103 ........................ 320 303
Series B, 4.00%, 9/15/31, Continuously Callable @103 ........................ 315 296

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27)(a) ............................ $ 2,000 $ 2,014
10,968
Total Municipal Bonds (Cost $696,630)
a
a
a
668,869
Total Investments (Cost $696,630) — 99.3% 668,869
Other assets in excess of liabilities — 0.7% 4,665
NET ASSETS - 100.00% $ 673,534
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2024.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was $27,771
(thousands) and amounted to 4.1% of net assets.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2024
Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.7%)
Virginia (91.8%):
Albemarle County Economic Development Authority Revenue , Series B , 2 .60% , 10/1/48 ,
Continuously Callable @100 (a) ......................................... $ 1,100 $ 1,100
Alexandria IDA Revenue , Series C , 4 .00% , 1/1/46 , Continuously Callable @100 ......... 2,400 2,251
Amherst IDA Revenue
5 .00% , 9/1/26 , Continuously Callable @100 ............................... 850 847
4 .75% , 9/1/30 , Continuously Callable @100 ............................... 2,000 1,929
Arlington County IDA Revenue
5 .00% , 2/15/43 , Continuously Callable @100 ............................... 1,775 1,831
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,585 1,483
Bristol IDA Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 ................... 8,030 8,196
Campbell County IDA Revenue , 4 .00% , 6/1/44 , Continuously Callable @100 ............ 4,600 4,426
Capital Region Airport Commission Revenue
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 700 689
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 750 727
Charles City County Economic Development Authority Revenue , Series A , 2 .88% , 2/1/29 ,
Continuously Callable @101 ........................................... 10,000 8,898
Chesapeake Bay Bridge & Tunnel District Revenue
5 .50% , 7/1/25 ..................................................... 3,420 3,451
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,805 5,874
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 3,435 3,476
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 7/1/41 , Continuously Callable @100 .......................... 5,000 5,061
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 986
4 .00% , 7/1/43 , Continuously Callable @100 ............................... 4,000 3,700
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series B , 4 .75% , 7/15/32 , Continuously Callable @100 ........................ 6,520 6,683
Series B , 4 .88% , 7/15/40 , Continuously Callable @100 ........................ 3,000 3,073
City of Lynchburg, GO , 4 .00% , 6/1/44 , Continuously Callable @100 .................. 5,000 4,999
City of Norfolk, GO
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 2,040 2,080
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,535 1,551
City of Petersburg, GO
4 .25% , 9/1/48 , Continuously Callable @100 ............................... 1,000 1,000
4 .25% , 9/1/53 , Continuously Callable @100 ............................... 1,250 1,230
City of Richmond VA Public Utility Revenue
4 .00% , 1/15/40 , Continuously Callable @100 ............................... 6,000 5,836
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 2,220 2,124
County of Fairfax Sewer Revenue
Series A , 5 .00% , 7/15/46 , Continuously Callable @100 ........................ 10,000 10,747
Series A , 4 .00% , 7/15/51 , Continuously Callable @100 ........................ 10,000 9,612
Fairfax County Economic Development Authority Revenue
5 .00% , 4/1/47 , Continuously Callable @100 ............................... 4,000 4,081
Series A , 5 .00% , 10/1/29 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,009
Series A , 5 .00% , 10/1/30 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,009
Series A , 5 .00% , 10/1/31 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,009
Series A , 5 .00% , 10/1/32 , Pre-refunded 10/1/24 @ 100 ........................ 1,500 1,507
Series A , 5 .00% , 10/1/33 , Pre-refunded 10/1/24 @ 100 ........................ 2,200 2,210
Series A , 5 .00% , 10/1/34 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,009
Series A , 4 .00% , 10/1/42 , Pre-refunded 10/1/24 @ 102 ........................ 2,750 2,808
Series A , 5 .00% , 10/1/42 , Pre-refunded 10/1/24 @ 102 ........................ 2,250 2,305
Fairfax County IDA Revenue
Series A , 4 .00% , 5/15/44 , Continuously Callable @100 ........................ 6,900 6,545
Series A , 4 .00% , 5/15/48 , Continuously Callable @100 ........................ 1,500 1,413
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .38% , 7/1/53 , (Put Date
7/1/43) (b) ........................................................ 6,000 6,407
Front Royal & Warren County IDA Revenue , 4 .00% , 1/1/50 , Continuously Callable @103 .. 7,000 6,333
Greater Richmond Convention Center Authority Revenue , 5 .00% , 6/15/32 , Pre-
refunded  6/15/25 @ 100 ............................................. 1,500 1,523
Hampton Roads Transportation Accountability Commission Revenue , Series A , 4 .00% , 7/1/52 ,
Continuously Callable @100 ........................................... 5,000 4,738

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Henrico County Economic Development Authority Revenue
5 .00% , 6/1/24 ..................................................... $ 1,200 $ 1,200
4 .25% , 6/1/26 , Continuously Callable @100 ............................... 140 136
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,500 2,515
4 .00% , 10/1/40 , Continuously Callable @103 ............................... 500 477
4 .00% , 10/1/45 , Continuously Callable @103 ............................... 725 663
4 .00% , 10/1/50 , Continuously Callable @103 ............................... 1,500 1,322
Series A , 5 .00% , 10/1/42 , Continuously Callable @103 ........................ 1,000 1,047
Series A , 5 .00% , 10/1/52 , Continuously Callable @103 ........................ 6,700 6,865
James City County Economic Development Authority Revenue
4 .00% , 6/1/47 , Continuously Callable @103 ............................... 1,000 790
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 9,905 7,462
Series A , 6 .75% , 12/1/53 , Continuously Callable @103 ........................ 855 915
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @103 (c) ....................... 675 475
Series B , 6 .05% , 3/1/44 , Continuously Callable @103 ......................... 630 532
Series C , 6 .05% , 3/1/54 , Continuously Callable @100 (c) ....................... 2,599 1,105
Lexington IDA Revenue
4 .00% , 1/1/31 , Continuously Callable @102 ............................... 750 729
4 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 943
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,000 1,025
Loudoun County Economic Development Authority Revenue
5 .00% , 12/1/31 , Continuously Callable @100 ............................... 1,135 1,140
5 .00% , 12/1/32 , Continuously Callable @100 ............................... 800 803
5 .00% , 12/1/33 , Continuously Callable @100 ............................... 775 778
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 805 808
Series E , 2 .90% , 2/15/38 , Callable 7/1/24 @ 100 (a) .......................... 1,300 1,300
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 3 .05% , 6/1/63 , Continuously Callable @100 (a) (d) .......... 12,755 12,755
Lynchburg Economic Development Authority Revenue
4 .00% , 1/1/39 , Continuously Callable @100 ............................... 1,320 1,298
4 .00% , 1/1/41 , Continuously Callable @100 ............................... 1,135 1,105
5 .00% , 9/1/43 , Continuously Callable @100 ............................... 3,000 2,946
4 .00% , 1/1/55 , Continuously Callable @100 ............................... 12,920 11,550
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 2,250 2,273
Manassas Park Economic Development Authority Revenue , 4 .00% , 12/15/52 , Continuously
Callable @100 ..................................................... 4,500 4,102
Marquis Community Development Authority of York County Revenue , 7 .50% , 9/1/45 (c) (d) .. 1,093 306
Marquis Community Development Authority of York County Tax Allocation
Series B , 5 .63% , 9/1/41 (c) ............................................ 3,532 989
Series C , 9/1/41 (e) .................................................. 5,389 5
Montgomery County Economic Development Authority Revenue
Series A , 4 .00% , 6/1/36 , Continuously Callable @100 ......................... 1,125 1,143
Series A , 4 .00% , 6/1/38 , Continuously Callable @100 ......................... 1,750 1,765
Norfolk Airport Authority Revenue , 5 .00% , 7/1/43 , Continuously Callable @100 ......... 2,800 2,907
Norfolk Economic Development Authority Revenue
Series B , 4 .00% , 11/1/48 , Continuously Callable @100 ........................ 6,100 5,833
Series B , 5 .00% , 11/1/48 , (Put Date 11/1/28) (b) ............................. 1,600 1,689
Prince Edward County IDA Revenue
4 .00% , 9/1/43 , Continuously Callable @100 ............................... 2,250 2,010
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,055 2,068
5 .25% , 9/1/57 , Continuously Callable @100 ............................... 3,000 3,080
Prince William County IDA Revenue
5 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 932
5 .00% , 1/1/46 , Continuously Callable @102 ............................... 4,000 3,450
Radford IDA Revenue (NBGA - Fannie Mae) , 3 .50% , 9/15/29 , Continuously Callable @100 . 4,000 3,915
Rappahannock Regional Jail Authority Revenue , 5 .00% , 10/1/35 , Pre-refunded 10/1/25 @ 100 1,165 1,188
Roanoke Economic Development Authority Revenue
5 .00% , 7/1/47 ..................................................... 5,000 5,473
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 5,000 4,677
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,640 1,658
Series A , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 4,060 3,952

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Rockingham County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ $ 1,000 $ 987
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,180 4,299
Salem Economic Development Authority Revenue
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 250 233
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 225 209
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 250 225
4 .00% , 4/1/45 , Continuously Callable @100 ............................... 750 623
5 .00% , 4/1/49 , Continuously Callable @100 ............................... 910 878
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/36 , Continuously Callable @100 ............................... 5,900 5,969
4 .00% , 6/15/37 , Continuously Callable @100 ............................... 6,495 6,434
Tobacco Settlement Financing Corp. Revenue , Series B1 , 5 .00% , 6/1/47 , Continuously
Callable @100 ..................................................... 5,000 4,610
University of Virginia Revenue
Series A , 5 .00% , 4/1/42 , Continuously Callable @100 ......................... 4,000 4,133
Series A-1 , 4 .00% , 4/1/45 , Continuously Callable @100 ....................... 3,600 3,557
Series B , 5 .00% , 9/1/49 , Continuously Callable @100 ......................... 10,000 10,553
Virginia Beach Development Authority Revenue
5 .00% , 9/1/40 , Continuously Callable @103 ............................... 3,250 3,186
5 .00% , 9/1/44 , Continuously Callable @103 ............................... 4,865 4,683
4 .00% , 9/1/48 , Continuously Callable @103 ............................... 3,755 3,028
Series A , 5 .00% , 5/1/29 , Continuously Callable @100 ......................... 1,795 1,801
Virginia College Building Authority Revenue
5 .00% , 6/1/24 ..................................................... 225 225
5 .00% , 6/1/25 ..................................................... 250 251
5 .00% , 6/1/26 ..................................................... 250 253
5 .00% , 6/1/27 ..................................................... 275 280
5 .00% , 6/1/28 ..................................................... 295 302
5 .00% , 6/1/29 ..................................................... 300 309
5 .00% , 6/1/30 ..................................................... 325 336
5 .00% , 6/1/31 ..................................................... 300 311
4 .00% , 1/15/33 , Continuously Callable @100 ............................... 965 967
4 .00% , 1/15/35 , Continuously Callable @100 ............................... 545 546
4 .00% , 1/15/36 , Continuously Callable @100 ............................... 650 651
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 925 884
4 .00% , 1/15/43 , Continuously Callable @100 ............................... 1,285 1,219
4 .00% , 6/1/46 , Continuously Callable @100 ............................... 1,000 849
Series A , 3 .00% , 1/15/46 , Continuously Callable @100 ........................ 1,000 770
Series A , 3 .00% , 1/15/51 , Continuously Callable @100 ........................ 1,175 849
Series E , 5 .00% , 2/1/31 , Continuously Callable @100 ......................... 10,000 10,518
Series E , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 4,000 4,206
Virginia College Building Authority Revenue (LIQ - U.S. Bancorp) , 3 .25% , 8/1/34 , Callable
7/3/24 @ 100 (a) .................................................... 1,200 1,200
Virginia College Building Authority Revenue (LIQ - Wells Fargo & Co.) , 2 .70% , 11/1/36 ,
Continuously Callable @100 (a) ......................................... 800 800
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Revenue , 4 .00% ,
5/15/46 , Continuously Callable @100 .................................... 5,195 4,969
Virginia Commonwealth Transportation Board Revenue
5 .00% , 3/15/32 , Continuously Callable @100 ............................... 3,350 3,500
5 .00% , 9/15/32 , Continuously Callable @100 ............................... 9,190 9,601
4 .00% , 5/15/42 , Continuously Callable @100 ............................... 10,000 9,832
Series A , 4 .00% , 5/15/36 , Continuously Callable @100 ........................ 2,000 2,020
Virginia Commonwealth University Health System Authority Revenue , Series B , 5 .00% ,
7/1/46 , Continuously Callable @100 ..................................... 5,500 5,608
Virginia Commonwealth University Revenue
Series A , 4 .00% , 11/1/37 , Continuously Callable @100 ........................ 750 752
Series A , 5 .00% , 11/1/38 , Continuously Callable @100 ........................ 350 368
Series A , 4 .00% , 5/1/48 , Continuously Callable @100 ......................... 2,475 2,265
Virginia Housing Development Authority Revenue
Series B , 3 .60% , 5/1/46 , Continuously Callable @100 ......................... 7,000 5,717
Series D , 4 .75% , 8/1/53 , Continuously Callable @100 ........................ 1,500 1,501
Series E , 2 .65% , 7/1/50 , Continuously Callable @100 ......................... 1,640 1,098

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series E , 4 .60% , 10/1/54 , Continuously Callable @100 ........................ $ 1,000 $ 979
Series E , 5 .20% , 10/1/58 , Continuously Callable @100 ........................ 3,000 3,101
Series F , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,000 5,097
Series G , 5 .15% , 11/1/52 , Continuously Callable @100 ........................ 1,750 1,800
Series I , 2 .45% , 11/1/45 , Continuously Callable @100 ........................ 1,500 1,020
Series K , 1 .95% , 12/1/32 , Continuously Callable @100 ........................ 1,500 1,229
Series K , 2 .05% , 12/1/33 , Continuously Callable @100 ........................ 665 540
Virginia Public School Authority Revenue , 5 .00% , 8/1/24 .......................... 10,000 10,020
Virginia Resources Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 6,700 6,446
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 15 15
Series A , 4 .00% , 11/1/43 , Continuously Callable @100 ........................ 1,445 1,445
Series A , 4 .00% , 11/1/47 , Continuously Callable @100 ........................ 1,040 1,012
Series B , 5 .25% , 11/1/47 , Continuously Callable @100 ........................ 2,330 2,564
Series B , 4 .75% , 11/1/52 , Continuously Callable @100 ........................ 750 784
Virginia Small Business Financing Authority Revenue
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 12,800 11,854
4 .00% , 12/1/51 , Continuously Callable @103 ............................... 4,000 3,366
Series A , 4 .00% , 1/1/45 , Continuously Callable @103 ......................... 2,800 2,516
Series A , 4 .00% , 1/1/51 , Continuously Callable @103 ......................... 16,265 14,041
Western Regional Jail Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,540 1,578
5 .00% , 12/1/35 , Pre-refunded 12/1/26 @ 100 ............................... 1,545 1,606
5 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,000 1,019
5 .00% , 12/1/38 , Pre-refunded 12/1/26 @ 100 ............................... 1,000 1,040
Winchester Economic Development Authority Revenue , 5 .00% , 1/1/44 , Continuously Callable
@100 ........................................................... 3,250 3,261
Wise County IDA Revenue , Series A , 0 .75% , 10/1/40 , (Put Date 9/2/25) (b) ............. 2,500 2,413
474,976
District of Columbia (2.8%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,500 1,538
Series B , 4 .00% , 10/1/53 , Continuously Callable @100 ........................ 1,500 1,343
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.) , Series B , 10/1/30 (e) ............................. 5,500 4,265
Washington Metropolitan Area Transit Authority Dedicated Revenue , Series A , 4 .00% , 7/15/45 ,
Continuously Callable @100 ........................................... 2,500 2,357
Washington Metropolitan Area Transit Authority Revenue , Series B , 5 .00% , 7/1/42 ,
Continuously Callable @100 ........................................... 5,000 5,134
14,637
Guam (4.1%):
Guam Government Waterworks Authority Revenue
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 2,850 2,852
Series A , 5 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 1,021
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/31 , Continuously Callable @100 ........................ 500 500
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 4,000 4,038
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,500 1,548
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 10/1/39 , Continuously Callable @100 ........................ 750 750
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,000 1,000
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,500 1,506
Territory of Guam Revenue
Series A , 5 .00% , 11/1/27 .............................................. 200 205
Series A , 5 .00% , 11/1/28 .............................................. 250 257
Series A , 5 .00% , 11/1/29 .............................................. 250 259
Series A , 5 .00% , 11/1/30 .............................................. 250 260
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,055
Series A , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 1,250 1,245
Series D , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,000 2,008
Series F , 5 .00% , 1/1/31 ............................................... 500 524

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series F , 4 .00% , 1/1/42 , Continuously Callable @100 ......................... $ 1,000 $ 931
20,959
Total Municipal Bonds (Cost $551,809)
a
a
a
510,572
Total Investments (Cost $551,809) — 98.7% 510,572
Other assets in excess of liabilities — 1.3% 6,810
NET ASSETS - 100.00% $ 517,382
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Put Bond.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2024, the fair value of these securities was $13,061
(thousands) and amounted to 2.5% of net assets.
(e) Zero-coupon bond.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.